UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1. Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2017 (unaudited)

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 95.1%
Air Freight & Logistics | 3.9%
United Parcel Service, Inc., Class B	556,565	$59,719,425
Auto Components | 2.1%
Delphi Automotive PLC	404,690	32,573,498
Beverages | 12.4%
Molson Coors Brewing Co., Class B	764,712	73,190,586
The Coca-Cola Co.	2,793,955	118,575,450
		191,766,036
Chemicals | 4.6%
PPG Industries, Inc.	678,260	71,271,561
Commercial Services & Supplies | 4.8%
Copart, Inc. (a)	1,199,602	74,291,352
Communications Equipment | 15.2%
Cisco Systems, Inc.	3,060,685	103,451,153
Motorola Solutions, Inc.	1,520,450	131,093,199
		234,544,352
Containers & Packaging | 4.9%
Crown Holdings, Inc. (a)	1,421,260	75,255,717
Food & Staples Retailing | 7.1%
Walgreens Boots Alliance, Inc.	1,310,430	108,831,211
Health Care Equipment & Supplies | 8.0%
Medtronic PLC	1,525,050	122,858,028
Internet Software & Services | 13.1%
Alphabet, Inc., Class A (a)	150,490	127,585,422
eBay, Inc. (a)	2,232,495	74,944,857
		202,530,279
Media | 2.1%
The Madison Square Garden Co. Class A (a)	160,475	32,048,462
Pharmaceuticals | 7.2%
Pfizer, Inc.	2,191,337	74,965,639
Zoetis, Inc.	681,286	36,360,234
		111,325,873
Semiconductors & Semiconductor Equipment | 4.9%
Skyworks Solutions, Inc.	764,385	74,894,442
Specialty Retail | 4.8%
Advance Auto Parts, Inc.	498,664	73,931,925
Total Common Stocks (Cost $1,330,749,610)		1,465,842,161
Description	Shares	Fair Value
Short-Term Investment | 4.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $61,572,490)	61,572,490	$61,572,490
Total Investments | 99.1% (Cost $1,392,322,100) (b)		$1,527,414,651
Cash and Other Assets in Excess of Liabilities | 0.9%		14,007,438
Net Assets | 100.0%		$1,541,422,089

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio
Common Stocks | 98.7%
Aerospace & Defense | 2.2%
United Technologies Corp.	15,825	$1,775,723
Air Freight & Logistics | 1.5%
United Parcel Service, Inc., Class B	11,725	1,258,092
Auto Components | 1.5%
Delphi Automotive PLC	14,935	1,202,118
Banks | 5.2%
Bank of America Corp.	120,080	2,832,687
Citigroup, Inc.	16,800	1,004,976
KeyCorp.	23,200	412,496
		4,250,159
Beverages | 6.6%
Molson Coors Brewing Co., Class B	23,725	2,270,720
The Coca-Cola Co.	73,800	3,132,072
		5,402,792
Biotechnology | 0.8%
Biogen, Inc. (a)	2,300	628,866
Building Products | 1.6%
Johnson Controls International PLC	30,521	1,285,545
Capital Markets | 3.9%
Intercontinental Exchange, Inc.	30,150	1,805,081
The Charles Schwab Corp.	34,320	1,400,599
		3,205,680
Chemicals | 1.3%
Agrium, Inc.	2,600	248,430
PPG Industries, Inc.	8,000	840,640
		1,089,070
Commercial Services & Supplies | 1.0%
Copart, Inc. (a)	12,835	794,872
Communications Equipment | 6.2%
Cisco Systems, Inc.	94,225	3,184,805
Motorola Solutions, Inc.	21,600	1,862,352
		5,047,157
Containers & Packaging | 1.4%
Crown Holdings, Inc. (a)	22,025	1,166,224
Diversified Telecommunication Services | 2.9%
AT&T, Inc.	56,950	2,366,272
Electrical Equipment | 1.9%
Eaton Corp. PLC	20,535	1,522,670
Description	Shares	Fair Value
Energy Equipment & Services | 1.9%
Schlumberger, Ltd.	20,220	$1,579,182
Equity Real Estate Investment Trusts (REITs) | 1.0%
Host Hotels & Resorts, Inc.	41,565	775,603
Food & Staples Retailing | 2.3%
Walgreens Boots Alliance, Inc.	22,900	1,901,845
Food Products | 2.0%
Kellogg Co.	22,300	1,619,203
Health Care Equipment & Supplies | 3.5%
Medtronic PLC	18,100	1,458,136
Stryker Corp.	10,305	1,356,653
		2,814,789
Health Care Providers & Services | 1.2%
Humana, Inc.	4,850	999,779
Hotels, Restaurants & Leisure | 2.5%
McDonald’s Corp.	11,725	1,519,677
Norwegian Cruise Line Holdings, Ltd. (a)	9,710	492,589
		2,012,266
Household Products | 1.0%
The Procter & Gamble Co.	9,085	816,287
Industrial Conglomerates | 1.0%
Honeywell International, Inc.	6,798	848,866
Insurance | 1.8%
Aon PLC	12,280	1,457,513
Internet Software & Services | 7.9%
Alphabet, Inc., Class A (a)	4,931	4,180,502
Alphabet, Inc., Class C (a)	415	344,267
eBay, Inc. (a)	56,620	1,900,734
		6,425,503
IT Services | 5.1%
Fidelity National Information Services, Inc.	12,060	960,217
Vantiv, Inc., Class A (a)	17,900	1,147,748
Visa, Inc., Class A	23,420	2,081,336
		4,189,301
Machinery | 0.9%
Deere & Co.	6,520	709,767
Marine | 0.6%
Kirby Corp. (a)	7,100	500,905
Media | 1.1%
The Madison Square Garden Co. Class A (a)	4,658	930,249
Oil, Gas & Consumable Fuels | 3.8%
Cimarex Energy Co.	4,200	501,858

Description	Shares	Fair Value
Lazard US Strategic Equity Portfolio (concluded)
ConocoPhillips	9,000	$448,830
EOG Resources, Inc.	10,575	1,031,591
Pioneer Natural Resources Co.	3,750	698,363
Valero Energy Corp.	5,900	391,111
		3,071,753
Pharmaceuticals | 8.0%
Allergan PLC	5,585	1,334,368
Pfizer, Inc.	104,519	3,575,595
Zoetis, Inc.	30,004	1,601,314
		6,511,277
Road & Rail | 0.8%
Union Pacific Corp.	6,055	641,346
Semiconductors & Semiconductor Equipment | 3.7%
Applied Materials, Inc.	16,780	652,742
Cypress Semiconductor Corp.	43,200	594,432
Skyworks Solutions, Inc.	18,135	1,776,867
		3,024,041
Software | 4.3%
Microsoft Corp.	47,200	3,108,592
Red Hat, Inc. (a)	4,950	428,175
		3,536,767
Specialty Retail | 3.8%
Advance Auto Parts, Inc.	7,718	1,144,271
AutoZone, Inc. (a)	905	654,360
L Brands, Inc.	8,800	414,480
Lowe’s Cos., Inc.	11,050	908,420
		3,121,531
Technology Hardware, Storage & Peripherals | 2.5%
Apple, Inc.	14,282	2,051,752
Total Common Stocks
(Cost $69,864,018)		80,534,765
Short-Term Investment | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $2,099,843)	2,099,843	$2,099,843
Total Investments | 101.3% (Cost $71,963,861) (b)		$82,634,608
Liabilities in Excess of Cash and Other Assets | (1.3)%		(1,057,189)
Net Assets | 100.0%		$81,577,419

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 97.0%
Air Freight & Logistics | 0.6%
Echo Global Logistics, Inc. (a)	66,153	$1,412,367
Airlines | 1.7%
Alaska Air Group, Inc.	38,990	3,595,658
Auto Components | 2.2%
Fox Factory Holding Corp. (a)	65,533	1,880,797
Modine Manufacturing Co. (a)	240,620	2,935,564
		4,816,361
Banks | 7.6%
BankUnited, Inc.	73,590	2,745,643
Comerica, Inc.	42,340	2,903,677
Commerce Bancshares, Inc.	46,090	2,588,414
Home Bancshares, Inc.	126,030	3,411,632
PacWest Bancorp	54,521	2,903,789
Webster Financial Corp.	39,005	1,951,810
		16,504,965
Biotechnology | 1.5%
Cellectis SA ADR (a)	85,415	2,049,960
United Therapeutics Corp. (a)	9,405	1,273,249
		3,323,209
Building Products | 4.7%
Continental Building Products, Inc. (a)	75,355	1,846,197
JELD-WEN Holding, Inc.	82,780	2,719,323
Owens Corning	47,900	2,939,623
PGT Innovations, Inc. (a)	242,740	2,609,455
		10,114,598
Capital Markets | 1.3%
Morningstar, Inc.	37,060	2,912,916
Chemicals | 4.5%
Ingevity Corp. (a)	46,475	2,828,004
Innospec, Inc.	50,230	3,252,392
Valvoline, Inc.	153,105	3,758,728
		9,839,124
Commercial Services & Supplies | 1.5%
Deluxe Corp.	44,965	3,245,124
Communications Equipment | 0.7%
Ciena Corp. (a)	64,180	1,515,290
Containers & Packaging | 3.2%
Crown Holdings, Inc. (a)	69,985	3,705,706
Graphic Packaging Holding Co.	245,775	3,163,124
		6,868,830
Description	Shares	Fair Value
Electric Utilities | 1.9%
PNM Resources, Inc.	110,160	$4,075,920
Electrical Equipment | 3.6%
Atkore International Group, Inc.	66,750	1,754,190
Generac Holdings, Inc. (a)	63,850	2,380,328
Regal-Beloit Corp.	47,955	3,627,796
		7,762,314
Electronic Equipment, Instruments & Components | 3.1%
Belden, Inc.	38,030	2,631,296
FLIR Systems, Inc.	73,150	2,653,882
Littelfuse, Inc.	9,535	1,524,742
		6,809,920
Energy Equipment & Services | 3.2%
Helix Energy Solutions Group, Inc. (a)	210,945	1,639,042
Newpark Resources, Inc. (a)	298,310	2,416,311
Oceaneering International, Inc.	108,835	2,947,252
		7,002,605
Equity Real Estate Investment Trusts (REITs) | 9.4%
American Campus Communities, Inc.	76,330	3,632,545
DCT Industrial Trust, Inc.	65,683	3,160,666
Extra Space Storage, Inc.	40,315	2,999,033
Healthcare Realty Trust, Inc.	114,720	3,728,400
Kilroy Realty Corp.	42,910	3,092,953
UDR, Inc.	101,675	3,686,735
		20,300,332
Food & Staples Retailing | 1.4%
Sprouts Farmers Market, Inc. (a)	131,610	3,042,823
Health Care Equipment & Supplies | 1.2%
STERIS PLC	36,245	2,517,578
Health Care Providers & Services | 1.0%
AMN Healthcare Services, Inc. (a)	55,100	2,237,060
Hotels, Restaurants & Leisure | 1.0%
Bloomin’ Brands, Inc.	112,665	2,222,880
Household Durables | 0.8%
Leggett & Platt, Inc.	35,200	1,771,264
Insurance | 4.6%
Arch Capital Group, Ltd. (a)	33,275	3,153,472
Reinsurance Group of America, Inc.	29,275	3,717,339
Validus Holdings, Ltd.	56,115	3,164,325
		10,035,136

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Internet Software & Services | 1.2%
j2 Global, Inc.	30,635	$2,570,583
IT Services | 2.4%
Leidos Holdings, Inc.	46,070	2,356,020
Vantiv, Inc., Class A (a)	44,470	2,851,416
		5,207,436
Life Sciences Tools & Services | 3.0%
INC Research Holdings, Inc., Class A (a)	65,125	2,985,981
VWR Corp. (a)	123,755	3,489,891
		6,475,872
Machinery | 5.3%
Altra Industrial Motion Corp.	45,024	1,753,685
Proto Labs, Inc. (a)	42,400	2,166,640
TriMas Corp. (a)	142,381	2,954,405
Wabtec Corp.	34,300	2,675,400
Woodward, Inc.	30,290	2,057,297
		11,607,427
Marine | 1.6%
Kirby Corp. (a)	48,295	3,407,212
Media | 1.2%
Scholastic Corp.	61,247	2,607,285
Multi-Utilities | 2.0%
CMS Energy Corp.	95,070	4,253,432
Oil, Gas & Consumable Fuels | 2.8%
Antero Resources Corp. (a)	66,038	1,506,327
HollyFrontier Corp.	78,805	2,233,333
Matador Resources Co. (a)	97,120	2,310,485
		6,050,145
Pharmaceuticals | 1.3%
Catalent, Inc. (a)	96,690	2,738,261
Semiconductors & Semiconductor Equipment | 5.1%
Cypress Semiconductor Corp.	159,055	2,188,597
MACOM Technology Solutions Holdings, Inc. (a)	56,175	2,713,252
Microsemi Corp. (a)	49,800	2,566,194
Versum Materials, Inc. (a)	115,165	3,524,049
		10,992,092
Software | 3.0%
Bottomline Technologies de, Inc. (a)	111,080	2,627,042
BroadSoft, Inc. (a)	37,880	1,522,776
Red Hat, Inc. (a)	26,685	2,308,253
		6,458,071
Description	Shares	Fair Value
Specialty Retail | 3.9%
Advance Auto Parts, Inc.	10,995	$1,630,119
Chico’s FAS, Inc.	175,065	2,485,923
Foot Locker, Inc.	29,525	2,208,765
Sally Beauty Holdings, Inc. (a)	102,095	2,086,822
		8,411,629
Technology Hardware, Storage & Peripherals | 0.9%
NCR Corp. (a)	40,990	1,872,423
Textiles, Apparel & Luxury Goods | 1.2%
Steven Madden, Ltd. (a)	68,920	2,656,866
Thrifts & Mortgage Finance | 1.4%
Washington Federal, Inc.	95,100	3,147,810
Total Common Stocks (Cost $186,816,014)		210,382,818

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 3.0%
State Street Bank and Trust Co., 0.05%, 04/03/17 (Dated 03/31/17, collateralized by $6,255,000 United States Treasury Note, 3.125%, 05/15/21, with a fair value of $6,645,087) Proceeds of $6,512,027 (Cost $6,512,000)	$6,512	$6,512,000
Total Investments | 100.0% (Cost $193,328,014) (b)		$216,894,818
Liabilities in Excess of Cash and Other Assets | 0.0%		(103,941)
Net Assets | 100.0%		$216,790,877

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 94.1%
Australia | 3.3%
BHP Billiton PLC	4,603,206	$71,394,742
Caltex Australia, Ltd.	1,738,598	39,109,843
		110,504,585
Belgium | 3.4%
Anheuser-Busch InBev SA/NV	835,840	91,825,091
KBC Group NV	354,893	23,547,240
		115,372,331
Brazil | 1.1%
BB Seguridade Participacoes SA	4,108,700	38,323,018
Canada | 4.5%
Canadian National Railway Co.	599,410	44,244,152
National Bank of Canada	1,056,300	44,353,718
Suncor Energy, Inc.	1,979,610	60,779,394
		149,377,264
Denmark | 1.8%
AP Moller-Maersk A/S, Class B	14,456	23,917,625
Carlsberg A/S, Class B	409,830	37,814,890
		61,732,515
Finland | 1.4%
Sampo Oyj, A Shares	1,011,589	48,031,402
France | 11.0%
Air Liquide SA	496,890	56,775,999
Airbus SE	354,534	26,979,823
Capgemini SA	731,708	67,621,709
Cie Generale des Etablissements Michelin	418,402	50,869,524
Valeo SA	1,386,492	92,466,475
Vinci SA	947,662	75,202,931
		369,916,461
Germany | 2.6%
SAP SE	881,517	86,498,191
Ireland | 4.7%
James Hardie Industries PLC	2,236,441	35,132,743
Ryanair Holdings PLC Sponsored ADR (a)	436,749	36,241,432
Shire PLC	1,494,246	86,940,791
		158,314,966
Italy | 1.0%
UniCredit SpA (a)	2,255,820	34,774,045
Japan | 16.5%
ABC-Mart, Inc.	566,900	33,213,975
Daiwa House Industry Co., Ltd.	3,089,280	88,916,365
Description	Shares	Fair Value
Don Quijote Holdings Co., Ltd.	1,980,700	$68,794,891
Hoshizaki Corp.	282,200	22,251,868
Isuzu Motors, Ltd.	4,142,100	55,034,307
KDDI Corp.	1,704,300	44,780,362
Makita Corp.	1,397,400	49,030,432
Seven & I Holdings Co., Ltd.	772,600	30,372,323
Sony Corp.	2,511,200	85,190,131
Sumitomo Mitsui Financial Group, Inc.	1,500,400	54,705,524
United Arrows, Ltd.	718,400	21,803,207
		554,093,385
Luxembourg | 0.7%
RTL Group SA	278,245	22,410,794
Netherlands | 6.4%
Koninklijke Ahold Delhaize NV	1,730,647	37,039,444
Koninklijke KPN NV	8,876,627	26,725,524
Royal Dutch Shell PLC, A Shares	3,245,100	85,352,865
Wolters Kluwer NV	1,581,797	65,733,561
		214,851,394
Norway | 2.6%
Statoil ASA	2,226,031	38,260,718
Telenor ASA	2,870,351	47,781,576
		86,042,294
Philippines | 0.2%
Alliance Global Group, Inc.	19,605,700	4,954,025
Singapore | 1.0%
DBS Group Holdings, Ltd.	2,381,000	33,043,996
Spain | 0.9%
Red Electrica Corporacion SA	1,604,547	30,769,121
Sweden | 4.6%
Assa Abloy AB, Class B	3,329,685	68,330,436
Nordea Bank AB	5,052,102	57,723,650
Swedbank AB, A Shares	1,264,164	29,288,982
		155,343,068
Switzerland | 5.7%
Julius Baer Group, Ltd.	435,456	21,739,390
Novartis AG	1,298,296	96,388,090
Wolseley PLC	1,172,671	73,759,538
		191,887,018
Taiwan | 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	2,502,000	82,165,680

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Turkey | 0.7%
Turkiye Garanti Bankasi AS	9,173,950	$22,346,363
United Kingdom | 15.5%
British American Tobacco PLC	1,583,702	104,983,461
BT Group PLC	7,626,618	30,407,965
Diageo PLC	1,761,474	50,457,472
Howden Joinery Group PLC	4,699,564	25,557,078
Informa PLC	4,099,156	33,524,848
Provident Financial PLC	877,363	32,970,504
Prudential PLC	5,204,229	110,087,529
RELX PLC	3,332,694	65,361,707
Unilever PLC	1,317,827	65,044,998
		518,395,562
United States | 2.0%
Aon PLC	578,575	68,671,067
Total Common Stocks (Cost $3,035,224,381)		3,157,818,545

Description	Principal Amount (000)	Fair Value
Repurchase Agreements | 5.3%
State Street Bank and Trust Co., 0.05%, 04/03/17 (Dated 03/31/17, collateralized by $178,593,796 Federal National Mortgage Association, 2.50% - 3.50%, 03/25/42 - 12/25/42 and Federal Home Loan Mortgage Corp., 3.50%, 12/15/40, with a value of $180,715,143) Proceeds of $177,170,738 (Cost $177,170,000)	$177,170	$177,170,000
Total Investments | 99.4% (Cost $3,212,394,381) (b)		$3,334,988,545

Cash and Other Assets in Excess of Liabilities | 0.6%		20,592,186
Net Assets | 100.0%		$3,355,580,731

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 93.9%
Australia | 1.7%
BHP Billiton, Ltd.	36,067	$658,425
Belgium | 3.3%
Anheuser-Busch InBev SA/NV	9,119	1,001,810
KBC Group NV	4,076	270,444
		1,272,254
Brazil | 4.1%
BB Seguridade Participacoes SA	67,000	624,928
Cia de Saneamento Basico do Estado de Sao Paulo	32,400	337,289
Cielo SA	31,600	285,759
Estacio Participacoes SA	63,700	322,915
		1,570,891
Canada | 2.8%
Canadian National Railway Co.	6,900	509,308
Suncor Energy, Inc.	18,700	574,141
		1,083,449
China | 2.8%
Tencent Holdings, Ltd.	37,400	1,073,564
Denmark | 1.0%
Carlsberg A/S, Class B	4,056	374,246
Finland | 2.1%
Sampo Oyj, A Shares	16,562	786,383
France | 4.1%
Valeo SA	12,814	854,578
Vinci SA	8,678	688,654
		1,543,232
Germany | 3.6%
Continental AG	1,914	419,601
SAP SE	9,614	943,367
		1,362,968
Indonesia | 1.9%
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	23,708	738,978
Ireland | 3.1%
Ryanair Holdings PLC Sponsored ADR (a)	3,572	296,404
Shire PLC	15,260	887,884
		1,184,288
Italy | 0.7%
Banca Mediolanum SpA	35,047	256,673
Japan | 14.0%
Daiwa House Industry Co., Ltd.	30,900	889,371
Description	Shares	Fair Value
FANUC Corp.	1,500	$308,287
KDDI Corp.	15,700	412,516
Makita Corp.	20,000	701,738
Ryohin Keikaku Co., Ltd.	2,800	614,059
Seven & I Holdings Co., Ltd.	11,317	444,892
SoftBank Group Corp.	8,500	602,020
Sony Corp.	14,700	498,684
Sumitomo Mitsui Financial Group, Inc.	16,476	600,725
Tokyo Electron, Ltd.	2,200	240,887
		5,313,179
Netherlands | 3.8%
Royal Dutch Shell PLC, A Shares	27,460	723,307
Wolters Kluwer NV	17,261	717,303
		1,440,610
Norway | 2.5%
Statoil ASA	30,945	531,878
Telenor ASA	26,104	434,543
		966,421
Philippines | 0.6%
Alliance Global Group, Inc.	862,100	217,838
Russia | 0.6%
Mobile TeleSystems PJSC Sponsored ADR	20,616	227,395
Singapore | 1.3%
DBS Group Holdings, Ltd.	35,800	496,840
South Africa | 2.0%
Mr. Price Group, Ltd.	16,237	193,314
Nampak, Ltd. (a)	115,587	146,655
Sanlam, Ltd.	87,593	439,692
		779,661
South Korea | 2.2%
Samsung Electronics Co., Ltd.	444	817,733
Spain | 1.1%
Red Electrica Corporacion SA	22,403	429,605
Sweden | 3.2%
Assa Abloy AB, Class B	36,293	744,790
Swedbank AB, A Shares	19,735	457,234
		1,202,024
Switzerland | 4.5%
Cie Financiere Richemont SA	3,809	300,655
Novartis AG	10,636	789,638
Wolseley PLC	9,619	605,023
		1,695,316

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
Taiwan | 4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	266,341	$1,671,402
Thailand | 0.7%
Kasikornbank Public Co. Ltd.	47,200	259,757
Turkey | 2.2%
KOC Holding AS	59,189	249,892
Turkcell Iletisim Hizmetleri AS (a)	181,376	596,888
		846,780
United Kingdom | 14.7%
Ashtead Group PLC	18,191	376,555
Associated British Foods PLC	8,199	267,896
British American Tobacco PLC	16,095	1,066,936
Compass Group PLC	33,320	627,799
London Stock Exchange Group PLC	10,082	400,579
Prudential PLC	52,638	1,113,477
RELX PLC	24,423	478,991
Unilever PLC	17,431	860,355
Worldpay Group PLC	114,027	422,047
		5,614,635
United States | 4.9%
Accenture PLC, Class A	6,045	724,675
Aon PLC	5,460	648,047
Medtronic PLC	6,140	494,638
		1,867,360
Total Common Stocks (Cost $33,556,653)		35,751,907

Short-Term Investment | 6.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $2,403,817)	2,403,817	$2,403,817
Total Investments | 100.2% (Cost $35,960,470) (b)		$38,155,724
Liabilities in Excess of Cash and Other Assets | (0.2)%		(60,986)
Net Assets | 100.0%		$38,094,738

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 92.5%
Belgium | 5.3%
Anheuser-Busch InBev SA/NV	18,409	$2,022,406
Brazil | 2.6%
Estacio Participacoes SA	196,166	994,427
Canada | 7.0%
National Bank of Canada	24,191	1,015,773
Suncor Energy, Inc.	53,352	1,638,051
		2,653,824
China | 4.9%
Tencent Holdings, Ltd.	64,718	1,857,725
Denmark | 1.8%
AP Moller-Maersk A/S, Class B	420	694,895
France | 17.8%
Airbus SE	15,293	1,163,788
Capgemini SA	12,320	1,138,568
Valeo SA	38,575	2,572,604
Vinci SA	24,359	1,933,040
		6,808,000
Ireland | 6.5%
Shire PLC	42,803	2,490,438
Japan | 11.5%
ABC-Mart, Inc.	19,116	1,119,983
Isuzu Motors, Ltd.	78,437	1,042,159
KDDI Corp.	46,507	1,221,968
Sumitomo Mitsui Financial Group, Inc.	27,124	988,958
		4,373,068
Netherlands | 4.1%
Wolters Kluwer NV	37,536	1,559,856
South Korea | 4.0%
Samsung Electronics Co., Ltd. GDR	1,673	1,535,455
Taiwan | 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	56,573	1,857,857
Turkey | 3.2%
Turkcell Iletisim Hizmetleri AS (a)	376,827	1,240,095
United Kingdom | 16.9%
British American Tobacco PLC	20,969	1,390,033
Howden Joinery Group PLC	222,169	1,208,195
Provident Financial PLC	28,295	1,063,301
Prudential PLC	82,451	1,744,125
Description	Shares	Fair Value
Rio Tinto PLC	25,808	$1,038,830
		6,444,484
United States | 2.0%
Aon PLC	6,283	745,729
Total Common Stocks (Cost $33,614,577)		35,278,259
Short-Term Investment | 8.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $3,170,649)	3,170,649	$3,170,649
Total Investments | 100.8% (Cost $36,785,226) (b)		$38,448,908
Liabilities in Excess of Cash and Other Assets | (0.8)%		(318,434)
Net Assets | 100.0%		$38,130,474

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.7%
Australia | 3.2%
Amcor, Ltd.	8,669,942	$99,685,598
Caltex Australia, Ltd.	4,209,737	94,698,230
carsales.com, Ltd.	1,937,561	16,513,875
		210,897,703
Brazil | 1.3%
Ambev SA	6,374,600	37,140,709
Cielo SA	5,569,200	50,362,248
		87,502,957
Canada | 3.0%
National Bank of Canada	2,276,060	95,571,072
Suncor Energy, Inc.	3,440,518	105,633,229
		201,204,301
China | 2.2%
China Resources Beer Holdings Co., Ltd. (a)	13,327,333	30,302,424
Tencent Holdings, Ltd.	4,059,700	116,533,362
		146,835,786
Denmark | 2.5%
Carlsberg A/S, Class B	1,833,345	169,162,187
Finland | 3.2%
Sampo Oyj, A Shares	4,547,552	215,922,965
France | 7.4%
Faurecia	1,464,170	69,609,304
Iliad SA	416,679	93,250,970
Television Francaise 1	3,772,639	44,997,473
Valeo SA	3,019,134	201,348,928
Vivendi SA	4,247,737	82,652,383
		491,859,058
Germany | 1.8%
Fresenius SE & Co. KGaA	1,179,947	94,772,964
KION Group AG	340,136	22,229,688
		117,002,652
India | 1.0%
Housing Development Finance Corp., Ltd.	2,759,205	63,933,140
Indonesia | 0.3%
PT Media Nusantara Citra Tbk	167,709,400	23,284,406
Ireland | 5.7%
Bank of Ireland (a)	303,193,511	75,967,298
Kerry Group PLC, Class A	1,210,901	95,332,705
Shire PLC	3,541,658	206,066,839
		377,366,842
Description	Shares	Fair Value
Italy | 1.4%
UniCredit SpA	5,888,086	$90,766,360
Japan | 16.2%
AEON Financial Service Co., Ltd.	7,939,000	150,117,019
Asics Corp.	3,552,350	57,164,587
CyberAgent, Inc.	1,634,600	48,449,825
Daiwa House Industry Co., Ltd.	6,891,000	198,338,342
Don Quijote Holdings Co., Ltd.	5,804,700	201,612,410
FANUC Corp.	681,500	140,065,092
Hoshizaki Corp.	564,200	44,487,965
Makita Corp.	3,006,400	105,485,252
Shimano, Inc.	580,300	84,871,162
Tokyo Electron, Ltd.	495,500	54,254,344
		1,084,845,998
Luxembourg | 0.5%
ArcelorMittal (a)	3,995,264	33,425,520
Mexico | 0.5%
Grupo Financiero Banorte SAB de CV, Class O	5,816,406	33,446,529
Netherlands | 1.5%
Wolters Kluwer NV	2,371,694	98,558,723
New Zealand | 1.0%
Z Energy, Ltd.	13,182,558	64,264,025
Norway | 3.8%
Statoil ASA	8,769,578	150,730,315
Telenor ASA	6,261,730	104,236,494
		254,966,809
Philippines | 1.4%
Alliance Global Group, Inc.	146,788,000	37,090,816
GT Capital Holdings, Inc.	2,551,685	58,195,776
		95,286,592
Singapore | 1.1%
DBS Group Holdings, Ltd.	5,393,900	74,857,627
South Africa | 0.6%
Nampak, Ltd. (a)	7,908,094	10,033,668
Netcare, Ltd.	15,882,145	30,285,528
		40,319,196
Sweden | 4.1%
Assa Abloy AB, Class B	6,392,004	131,174,095
Hexagon AB, B Shares	1,646,052	66,132,278
Swedbank AB, A Shares	3,364,473	77,950,322
		275,256,695
Switzerland | 3.7%
Cie Financiere Richemont SA	1,197,260	94,503,113

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
Julius Baer Group, Ltd. (a)	2,061,460	$102,914,838
Partners Group Holding AG	96,100	51,666,721
		249,084,672
Taiwan | 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,086,000	138,598,990
Thailand | 0.0%
Kasikornbank Public Co. Ltd.	50	275
Turkey | 0.9%
Turkcell Iletisim Hizmetleri AS (a)	17,922,666	58,981,482
United Kingdom | 20.4%
Ashtead Group PLC	2,397,534	49,629,168
Associated British Foods PLC	2,719,403	88,854,473
British American Tobacco PLC	3,608,541	239,209,853
BT Group PLC	4,698,928	18,735,020
Coca-Cola European Partners PLC	1,798,438	67,252,247
Compass Group PLC	7,168,347	135,062,477
ConvaTec Group PLC	19,593,903	68,448,108
Diageo PLC	5,121,305	146,699,926
Informa PLC	19,454,457	159,107,803
Merlin Entertainments PLC	12,326,056	74,068,316
Prudential PLC	9,991,760	211,360,448
Worldpay Group PLC	28,226,434	104,474,211
		1,362,902,050
United States | 4.9%
Accenture PLC, Class A	820,260	98,332,769
Aon PLC	1,110,690	131,827,796
Medtronic PLC	1,227,700	98,903,512
		329,064,077
Total Common Stocks (Cost $6,031,036,242)		6,389,597,617
Short-Term Investment | 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $59,118,959)	59,118,959	$59,118,959
Total Investments | 96.6% (Cost $6,090,155,201) (b)		$6,448,716,576
Cash and Other Assets in Excess of Liabilities | 3.4%		226,505,161
Net Assets | 100.0%		$6,675,221,737

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 95.1%
Australia | 6.9%
Aristocrat Leisure, Ltd.	2,235	$30,667
BlueScope Steel, Ltd.	680	6,363
Cochlear, Ltd.	248	25,609
Computershare, Ltd.	767	8,207
CSL, Ltd.	394	37,622
Fortescue Metals Group, Ltd.	2,012	9,564
Harvey Norman Holdings, Ltd.	1,180	4,066
Mineral Resources, Ltd.	431	3,537
Newcrest Mining, Ltd.	716	12,306
Resolute Mining, Ltd.	3,032	3,064
South32, Ltd.	4,046	8,522
Whitehaven Coal, Ltd. (a)	3,808	8,693
		158,220
Austria | 0.2%
Erste Group Bank AG	141	4,592
Belgium | 0.2%
Ontex Group NV	138	4,431
Denmark | 2.3%
DONG Energy A/S	116	4,470
Nets A/S	255	4,114
Novo Nordisk A/S, Class B	491	16,880
Pandora A/S	36	3,989
Vestas Wind Systems A/S	294	23,928
		53,381
Faeroe Islands | 0.2%
Bakkafrost P/F	119	3,681
Finland | 0.1%
Kone Oyj, Class B	59	2,592
France | 9.4%
AXA SA	1,534	39,697
BNP Paribas SA	249	16,585
CNP Assurances	314	6,392
Faurecia	431	20,490
L’Oreal SA	71	13,646
Orange SA	516	8,030
Peugeot SA (a)	1,091	21,998
Rubis SCA	28	2,745
Safran SA	57	4,259
Sanofi	61	5,519
SEB SA	43	6,008
Societe Generale SA	657	33,413
TOTAL SA	21	1,061
Ubisoft Entertainment SA (a)	118	5,039
Description	Shares	Fair Value
Unibail-Rodamco SE REIT (c)	16	$3,740
Valeo SA	390	26,009
		214,631
Germany | 9.0%
Allianz SE	85	15,745
BASF SE	380	37,668
Bayer AG	163	18,789
Continental AG	72	15,784
Covestro AG	144	11,090
Deutsche Post AG	115	3,937
Deutsche Telekom AG	430	7,534
Infineon Technologies AG	948	19,357
MTU Aero Engines AG	58	7,545
Muenchener Rueckversicherungs AG	58	11,350
SAP SE	200	19,625
Siemens AG	160	21,918
Uniper SE (a)	640	10,773
United Internet AG	85	3,761
		204,876
Hong Kong | 3.8%
CK Hutchison Holdings, Ltd.	500	6,150
Jardine Matheson Holdings, Ltd.	100	6,425
Swire Properties, Ltd.	1,600	5,126
The Wharf Holdings, Ltd.	3,000	25,742
WH Group, Ltd.	34,000	29,305
Wheelock & Co., Ltd.	1,000	7,906
Xinyi Glass Holdings, Ltd.	8,000	7,052
		87,706
India | 0.2%
Vedanta Resources PLC	340	3,459
Ireland | 0.6%
AerCap Holdings NV (a)	114	5,241
Ryanair Holdings PLC Sponsored ADR (a)	52	4,315
Smurfit Kappa Group PLC	110	2,917
		12,473
Italy | 1.3%
Assicurazioni Generali SpA	573	9,108
Enel SpA	1,510	7,111
Poste Italiane SpA	634	4,227
UniCredit SpA	598	9,218
		29,664
Japan | 21.9%
Asahi Glass Co., Ltd.	3,000	24,368
Astellas Pharma, Inc.	900	11,876

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
Central Japan Railway Co. ADR	289	$4,719
Daito Trust Construction Co., Ltd.	200	27,503
Daiwa House Industry Co., Ltd.	600	17,269
East Japan Railway Co. ADR	714	10,367
Foster Electric Co., Ltd.	200	3,438
Fuji Heavy Industries, Ltd.	100	3,682
Fujitsu, Ltd.	1,000	6,135
Haseko Corp.	600	6,517
Hazama Ando Corp.	600	4,043
Hitachi High-Technologies Corp.	300	12,249
Hitachi, Ltd.	1,000	5,432
Idemitsu Kosan Co., Ltd.	200	6,972
ITOCHU Corp.	200	2,844
Kakaku.com, Inc.	300	4,081
Kanamoto Co., Ltd.	100	2,698
KDDI Corp.	1,500	39,412
Maruha Nichiro Corp.	300	9,102
Mitsubishi Chemical Holdings Corp.	1,300	10,088
Mitsubishi Electric Corp.	2,700	38,840
Mitsubishi UFJ Financial Group, Inc.	7,300	46,081
Mitsui Chemicals, Inc.	1,000	4,954
Nichirei Corp.	600	14,854
Nippon Telegraph & Telephone Corp.	500	21,358
Nippon Yusen KK (a)	2,000	4,235
Nissan Motor Co., Ltd.	4,300	41,569
NTT DOCOMO, Inc.	300	6,992
ORIX Corp.	2,000	29,690
Sumitomo Mitsui Financial Group, Inc.	1,100	40,107
Takeuchi Manufacturing Co., Ltd.	300	5,680
Teijin, Ltd.	300	5,670
Tokyu Fudosan Holdings Corp.	700	3,805
Unitika, Ltd. (a)	11,000	9,211
West Japan Railway Co.	200	13,027
		498,868
Jersey | 0.2%
Centamin PLC	2,219	4,794
Netherlands | 2.5%
Aegon NV	805	4,096
Koninklijke Vopak NV	84	3,666
NN Group NV	746	24,263
Description	Shares	Fair Value
Royal Dutch Shell PLC, A Shares	240	$6,313
Wolters Kluwer NV	445	18,493
		56,831
Norway | 0.7%
Aker BP ASA	398	6,379
Marine Harvest ASA	380	5,789
Salmar ASA	164	3,537
		15,705
Portugal | 0.7%
Galp Energia SGPS SA	490	7,443
Jeronimo Martins SGPS SA	462	8,270
		15,713
Russia | 0.2%
Evraz PLC (a)	1,585	4,296
Singapore | 1.4%
CapitaLand, Ltd.	2,400	6,228
DBS Group Holdings, Ltd.	700	9,715
Singapore Exchange, Ltd.	1,300	7,160
United Overseas Bank, Ltd.	600	9,490
		32,593
Spain | 3.4%
Amadeus IT Group SA	150	7,605
Banco Bilbao Vizcaya Argentaria SA	633	4,909
Banco Santander SA	7,988	48,956
CaixaBank SA	2,506	10,771
Industria de Diseno Textil SA	128	4,512
		76,753
Sweden | 2.1%
Bonava AB, B Shares (a)	206	3,010
Electrolux AB, Series B	1,007	28,002
Husqvarna AB, B Shares	418	3,672
Intrum Justitia AB	380	14,198
		48,882
Switzerland | 11.0%
ABB, Ltd.	693	16,208
Actelion, Ltd. (a)	90	25,356
Logitech International SA	452	14,380
Nestle SA	600	46,028
Partners Group Holding AG	67	36,021
Roche Holding AG	263	67,093
STMicroelectronics NV	465	7,079
Swiss Life Holding AG	29	9,358
UBS Group AG	826	13,220

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Wolseley PLC	239	$15,033
		249,776
United Kingdom | 16.4%
Admiral Group PLC	481	11,987
Ashtead Group PLC	208	4,306
Bellway PLC	290	9,828
BP PLC	2,436	13,989
BT Group PLC	4,283	17,077
Centrica PLC	7,797	21,200
Compass Group PLC	679	12,793
Debenhams PLC	2,767	1,884
Dixons Carphone PLC	4,140	16,474
DS Smith PLC	1,110	6,026
Fevertree Drinks PLC	260	4,908
GlaxoSmithKline PLC	1,625	33,803
Hargreaves Lansdown PLC	608	9,916
Howden Joinery Group PLC	850	4,622
HSBC Holdings PLC	1,275	10,418
Informa PLC	564	4,613
International Consolidated Airlines Group SA	3,306	21,868
Land Securities Group PLC REIT	524	6,956
Lloyds Banking Group PLC	19,508	16,231
Petrofac, Ltd.	333	3,838
Reckitt Benckiser Group PLC	450	41,013
Rightmove PLC	167	8,344
Sky PLC	342	4,180
SSE PLC	2,192	40,543
Subsea 7 SA (a)	1,032	16,001
Taylor Wimpey PLC	1,999	4,841
Unilever NV	454	22,555
William Hill PLC	1,156	4,212
		374,426
United States | 0.4%
Carnival PLC	80	4,579
International Game Technology PLC	218	5,167
		9,746
Total Common Stocks
(Cost $2,027,692)		2,168,089
Description	Shares	Fair Value
Short-Term Investment | 5.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $114,182)	114,182	$114,182

Total Investments | 100.1% (Cost $2,141,874) (b)		$2,282,271
Liabilities in Excess of Cash and Other Assets | (0.1)%		(1,313)
Net Assets | 100.0%		$2,280,958

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 98.4%
Australia | 4.6%
carsales.com, Ltd.	101,560	$865,598
Hansen Technologies, Ltd.	310,961	813,116
MYOB Group, Ltd.	331,725	901,811
Pact Group Holdings, Ltd.	193,903	1,036,623
		3,617,148
Belgium | 1.6%
Kinepolis Group NV	24,781	1,266,305
Canada | 6.1%
Alaris Royalty Corp.	34,900	585,494
Altus Group, Ltd.	42,665	933,603
Element Fleet Management Corp.	72,301	669,267
Exchange Income Corp.	23,600	692,818
Intertape Polymer Group, Inc.	52,100	915,966
StorageVault Canada, Inc.	82,700	138,056
The Descartes Systems Group, Inc. (a)	35,900	822,554
		4,757,758
China | 0.8%
Fufeng Group, Ltd.	239,000	192,509
Green Seal Holding, Ltd.	82,000	447,116
		639,625
Cyprus | 1.2%
Aroundtown Property Holdings PLC	193,734	909,382
Denmark | 1.1%
Dfds AS	15,923	876,536
Germany | 7.2%
AURELIUS Equity Opportunities SE & Co. KGaA	16,698	725,184
CompuGroup Medical SE	22,907	1,020,383
Duerr AG	14,362	1,281,808
Grand City Properties SA	51,463	946,214
Norma Group SE	16,742	792,018
PATRIZIA Immobilien AG (a)	47,774	846,009
		5,611,616
Hong Kong | 1.0%
Tongda Group Holdings, Ltd.	2,130,000	750,683
Ireland | 0.8%
Irish Continental Group PLC	122,301	645,827
Israel | 0.8%
Orbotech, Ltd. (a)	19,100	615,975
Description	Shares	Fair Value
Italy | 3.3%
Azimut Holding SpA	37,922	$660,641
Cerved Information Solutions SpA	103,866	1,004,440
EI Towers SpA	16,056	902,674
		2,567,755
Japan | 28.1%
ABC-Mart, Inc.	13,400	785,090
Ai Holdings Corp.	37,260	886,644
Ain Holdings, Inc.	16,300	1,101,449
Anicom Holdings, Inc.	36,700	774,453
Ariake Japan Co., Ltd.	16,400	1,032,495
CyberAgent, Inc.	26,700	791,393
Daikyonishikawa Corp.	59,300	780,883
Dip Corp.	40,500	885,392
Financial Products Group Co., Ltd.	116,237	1,034,121
Iriso Electronics Co., Ltd.	15,991	1,027,049
Jafco Co., Ltd.	33,300	1,122,227
MISUMI Group, Inc.	63,100	1,143,446
Nissei ASB Machine Co., Ltd.	58,000	1,450,459
Rinnai Corp.	8,000	637,775
Sanwa Holdings Corp.	84,200	788,790
Sawai Pharmaceutical Co., Ltd.	12,600	682,045
Seria Co., Ltd.	28,800	1,241,617
Skylark Co., Ltd.	55,725	817,513
TechnoPro Holdings, Inc.	33,645	1,301,072
Temp Holdings Co., Ltd.	51,400	959,680
Toridoll Holdings Corp.	40,500	879,790
USS Co., Ltd.	54,200	905,177
Zenkoku Hosho Co., Ltd.	26,742	910,363
		21,938,923
Luxembourg | 1.3%
Stabilus SA	16,416	1,056,627
Mexico | 0.8%
Nemak SAB de CV	570,400	636,139
Netherlands | 2.5%
Aalberts Industries NV	27,940	1,042,978
Intertrust NV	45,654	875,811
		1,918,789
New Zealand | 1.0%
Z Energy, Ltd.	166,670	812,504
Norway | 1.4%
Europris ASA	259,907	1,123,450
Portugal | 0.9%
NOS SGPS SA	124,502	678,747

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
Singapore | 1.2%
XP Power, Ltd.	34,364	$907,504
South Korea | 0.1%
DuzonBizon Co., Ltd.	3,557	78,738
Sweden | 7.4%
Alimak Group AB BTA (a)	17,338	245,733
Alimak Group AB	69,354	1,032,655
Ambea AB (a)	6,100	51,057
Granges AB	96,529	883,443
Indutrade AB	42,534	810,793
Inwido AB	77,764	935,584
Lifco AB, B Shares	31,425	834,728
Loomis AB, B Shares	30,213	956,233
		5,750,226
Switzerland | 1.4%
Kardex AG (a)	11,064	1,081,017
Taiwan | 4.8%
Cleanaway Co., Ltd.	92,000	524,740
Elite Material Co., Ltd.	96,000	373,678
Primax Electronics, Ltd.	473,000	775,302
Silicon Motion Technology Corp. ADR	16,805	785,634
Sporton International, Inc.	106,470	626,294
Zeng Hsing Industrial Co., Ltd.	127,000	652,723
		3,738,371
Turkey | 0.9%
Soda Sanayii AS	414,087	693,456
United Arab Emirates | 0.3%
NMC Health PLC	11,259	249,549
United Kingdom | 15.7%
Ascential PLC	225,843	907,430
Auto Trader Group PLC	183,984	904,325
Clinigen Healthcare, Ltd.	101,655	1,012,500
Dignity PLC	29,447	877,944
Equiniti Group PLC	346,388	847,986
Hunting PLC	94,501	670,070
John Wood Group PLC	83,152	793,599
Polypipe Group PLC	239,230	1,140,112
Rentokil Initial PLC	320,412	991,578
Rightmove PLC	19,065	952,623
RPC Group PLC	145,059	1,417,492
Savills PLC	95,960	1,107,291
Workspace Group PLC REIT	65,968	649,902
		12,272,852
Description	Shares	Fair Value
United States | 2.1%
Core Laboratories NV	7,560	$873,331
Samsonite International SA	217,500	791,810
		1,665,141
Total Common Stocks (Cost $69,276,287)		76,860,643
Short-Term Investment | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,143,168)	1,143,168	$1,143,168
Total Investments | 99.9% (Cost $70,419,455) (b)		$78,003,811
Cash and Other Assets in Excess of Liabilities | 0.1%		92,654
Net Assets | 100.0%		$78,096,465

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 92.7%
Brazil | 2.0%
Ambev SA	62,000	$361,234
Cielo SA	37,000	334,591
		695,825
Canada | 3.2%
Canadian National Railway Co.	7,535	556,180
National Bank of Canada	13,440	564,341
		1,120,521
China | 1.4%
Tencent Holdings, Ltd.	17,320	497,169
Denmark | 1.7%
Carlsberg A/S, Class B	4,003	369,356
Novo Nordisk A/S, Class B	6,789	233,401
		602,757
Finland | 1.1%
Sampo Oyj, A Shares	8,177	388,253
Germany | 3.2%
Continental AG	2,883	632,032
Symrise AG	7,485	497,785
		1,129,817
Hong Kong | 1.3%
AIA Group, Ltd.	72,145	454,743
India | 0.7%
Indiabulls Housing Finance, Ltd. GDR	15,721	241,711
Ireland | 1.8%
Shire PLC	11,188	650,960
Israel | 0.2%
Israel Discount Bank, Ltd., Class A (a)	25,094	58,920
Japan | 5.1%
AEON Financial Service Co., Ltd.	19,725	372,976
Daiwa House Industry Co., Ltd.	20,285	583,848
Recruit Holdings Co., Ltd.	7,120	363,816
Ryohin Keikaku Co., Ltd.	2,160	473,703
		1,794,343
Netherlands | 1.5%
Wolters Kluwer NV	12,419	516,087
South Africa | 0.7%
Sanlam, Ltd.	46,703	234,436
Sweden | 2.4%
Assa Abloy AB, Class B	25,730	528,020
Description	Shares	Fair Value
Hexagon AB, B Shares	8,319	$334,227
		862,247
Switzerland | 0.8%
Julius Baer Group, Ltd.	5,800	289,555
Taiwan | 1.2%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	13,395	439,892
United Kingdom | 9.7%
Ashtead Group PLC	19,268	398,849
British American Tobacco PLC	5,543	367,445
Coca-Cola European Partners PLC	7,340	276,645
Compass Group PLC	23,021	433,750
ConvaTec Group PLC	51,535	180,029
Diageo PLC	17,504	501,403
Prudential PLC	18,807	397,833
RELX NV	27,775	516,026
Unilever PLC	6,636	327,538
		3,399,518
United States | 54.7%
Accenture PLC, Class A	5,295	634,765
Alphabet, Inc., Class A (a)	1,062	900,364
Alphabet, Inc., Class C (a)	411	340,949
Aon PLC	4,340	515,115
Apple, Inc.	7,542	1,083,484
Applied Materials, Inc.	13,715	533,514
AutoZone, Inc. (a)	559	404,185
Bank of America Corp.	21,180	499,636
Biogen, Inc. (a)	1,120	306,230
Cisco Systems, Inc.	17,350	586,430
Comerica, Inc.	4,680	320,954
Commerce Bancshares, Inc.	4,465	250,754
Crown Holdings, Inc. (a)	6,225	329,614
Eaton Corp. PLC	5,055	374,828
eBay, Inc. (a)	5,390	180,942
EOG Resources, Inc.	3,020	294,601
Fidelity National Information Services, Inc.	5,340	425,171
Five Below, Inc. (a)	8,045	348,429
Honeywell International, Inc.	4,608	575,401
Intercontinental Exchange, Inc.	9,680	579,542
Johnson Controls International PLC	10,690	450,263
Kellogg Co.	3,195	231,989
Medtronic PLC	3,350	269,876
Microsoft Corp.	11,745	773,526

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Molson Coors Brewing Co., Class B	4,899	$468,883
Monsanto Co.	3,135	354,882
Motorola Solutions, Inc.	4,085	352,209
PPG Industries, Inc.	3,140	329,951
Quintiles IMS Holdings, Inc. (a)	5,605	451,371
Red Hat, Inc. (a)	2,820	243,930
Rockwell Automation, Inc.	3,230	502,943
S&P Global, Inc.	3,800	496,812
Schlumberger, Ltd.	8,091	631,907
Snap-on, Inc.	1,960	330,593
The Charles Schwab Corp.	11,835	482,986
The Coca-Cola Co.	10,895	462,384
Thermo Fisher Scientific, Inc.	3,035	466,176
United Technologies Corp.	4,424	496,417
Vantiv, Inc., Class A (a)	8,000	512,960
Visa, Inc., Class A	5,558	493,939
Welbilt, Inc. (a)	15,905	312,215
Zoetis, Inc.	11,192	597,317
		19,198,437

Total Common Stocks (Cost $29,301,184)		32,575,191
Short-Term Investment | 6.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $2,271,247)	2,271,247	$2,271,247
Total Investments | 99.2% (Cost $31,572,431) (b)		$34,846,438
Cash and Other Assets in Excess of Liabilities | 0.8%		280,251
Net Assets | 100.0%		$35,126,689

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 94.4%
Australia | 1.5%
Caltex Australia, Ltd.	11,706	$263,327
Denmark | 2.4%
AP Moller-Maersk A/S, Class B	77	127,397
Carlsberg A/S, Class B	3,188	294,156
		421,553
Finland | 2.2%
Sampo Oyj, A Shares	8,055	382,461
France | 3.2%
Faurecia	4,356	207,092
Iliad SA	645	144,348
Vivendi SA	10,952	213,104
		564,544
Greece | 1.2%
OPAP SA	22,683	211,471
Indonesia | 0.5%
PT Media Nusantara Citra Tbk	663,600	92,133
Ireland | 2.3%
Shire PLC	6,901	401,526
Israel | 1.4%
Israel Discount Bank, Ltd., Class A (a)	106,521	250,109
Japan | 4.9%
Asics Corp.	7,500	120,690
Daiwa House Industry Co., Ltd.	12,900	371,291
Don Quijote Holdings Co., Ltd.	5,400	187,556
TechnoPro Holdings, Inc.	4,900	189,486
		869,023
New Zealand | 1.6%
Trade Me Group, Ltd.	39,621	141,968
Z Energy, Ltd.	29,805	145,297
		287,265
Norway | 0.9%
Europris ASA	34,280	148,176
Philippines | 0.4%
Alliance Global Group, Inc.	305,500	77,195
South Africa | 2.7%
Nampak, Ltd. (a)	107,531	136,434
Netcare, Ltd.	72,159	137,599
Sanlam, Ltd.	40,178	201,682
		475,715
Description	Shares	Fair Value
Switzerland | 1.0%
Partners Group Holding AG	331	$177,957
Taiwan | 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	11,528	378,579
United Kingdom | 9.5%
British American Tobacco PLC	8,433	559,023
Dignity PLC	4,083	121,732
Informa PLC	47,068	384,945
London Stock Exchange Group PLC	4,556	181,019
Prudential PLC	10,063	212,867
Worldpay Group PLC	57,856	214,142
		1,673,728
United States | 56.5%
Accenture PLC, Class A	2,954	354,126
Activision Blizzard, Inc.	5,437	271,089
Advance Auto Parts, Inc.	1,346	199,558
Alphabet, Inc., Class A (a)	619	524,788
Aon PLC	3,415	405,326
Bank of America Corp.	13,900	327,901
Celgene Corp. (a)	2,352	292,659
Cisco Systems, Inc.	8,409	284,224
Comerica, Inc.	3,800	260,604
Cypress Semiconductor Corp.	14,200	195,392
eBay, Inc. (a)	5,249	176,209
EOG Resources, Inc.	3,158	308,063
Fidelity National Information Services, Inc.	2,608	207,649
Halliburton Co.	3,829	188,425
Kellogg Co.	2,017	146,454
Medtronic PLC	3,400	273,904
Microsoft Corp.	7,430	489,340
Molson Coors Brewing Co., Class B	5,911	565,742
Morningstar, Inc.	2,480	194,928
Nielsen Holdings PLC	4,007	165,529
PPG Industries, Inc.	2,570	270,056
Quintiles IMS Holdings, Inc. (a)	2,712	218,397
Raytheon Co.	2,369	361,272
Red Hat, Inc. (a)	2,100	181,650
Rockwell Automation, Inc.	1,143	177,977
Snap-on, Inc.	1,455	245,415
The Charles Schwab Corp.	6,301	257,144
The Coca-Cola Co.	10,400	441,376
Union Pacific Corp.	2,852	302,084

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Valvoline, Inc.	7,100	$174,305
Visa, Inc., Class A	4,855	431,464
Walgreens Boots Alliance, Inc.	3,109	258,202
Welbilt, Inc. (a)	14,048	275,762
Wells Fargo & Co.	4,500	250,470
Zoetis, Inc.	5,067	270,426
		9,947,910
Total Common Stocks (Cost $15,344,738)		16,622,672
Short-Term Investment | 5.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $978,154)	978,154	$978,154
Total Investments l 100.0% (Cost $16,322,892) (b)		$17,600,826
Liabilities in Excess of Cash and Other Assets l 0.0%		(6,971)
Net Assets l 100.0%		$17,593,855

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 94.5%
Australia | 7.2%
AGL Energy, Ltd.	439	$8,844
Aristocrat Leisure, Ltd.	1,582	21,707
Cochlear, Ltd.	88	9,087
Computershare, Ltd.	682	7,298
CSL, Ltd.	445	42,492
Goodman Group REIT	1,179	6,973
Harvey Norman Holdings, Ltd.	2,391	8,238
Investa Office Fund REIT	2,242	8,135
JB Hi-Fi, Ltd.	488	9,175
Newcrest Mining, Ltd.	548	9,419
Resolute Mining, Ltd.	7,347	7,425
Sandfire Resources NL	1,574	7,664
Saracen Mineral Holdings, Ltd. (a)	7,533	5,751
Stockland REIT	11,330	40,201
Telstra Corp., Ltd.	3,406	12,123
The GPT Group REIT	2,300	9,058
		213,590
Canada | 5.8%
Alimentation Couche-Tard, Inc., Class B	191	8,629
BCE, Inc.	747	33,074
Canadian Imperial Bank of Commerce	131	11,296
CI Financial Corp.	784	15,582
Colliers International Group, Inc.	165	7,806
Constellation Software, Inc.	15	7,371
Dollarama, Inc.	120	9,945
Enbridge, Inc.	156	6,535
George Weston, Ltd.	75	6,544
Intact Financial Corp.	75	5,334
Magna International, Inc.	159	6,862
Metro, Inc.	544	16,710
Pembina Pipeline Corp.	271	8,587
Quebecor, Inc., Class B	281	8,665
Saputo, Inc.	382	13,182
Transcontinental, Inc., Class A	243	4,491
		170,613
Denmark | 1.5%
Danske Bank A/S	214	7,299
DONG Energy A/S	172	6,628
Jyske Bank A/S	159	8,038
Novo Nordisk A/S, Class B	171	5,879
Pandora A/S	61	6,759
Description	Shares	Fair Value
Vestas Wind Systems A/S	122	$9,929
		44,532
Finland | 0.5%
Orion Oyj, Class B	252	13,138
France | 0.4%
L’Oreal SA	35	6,727
Societe Generale SA	110	5,594
		12,321
Germany | 1.3%
Deutsche Lufthansa AG	814	13,199
Infineon Technologies AG	378	7,718
MTU Aero Engines AG	130	16,913
		37,830
Hong Kong | 4.6%
ASM Pacific Technology, Ltd.	900	12,240
CLP Holdings, Ltd.	2,500	26,153
Jardine Matheson Holdings, Ltd.	200	12,850
Link Real Estate Investment Trust	2,500	17,513
The Wharf Holdings, Ltd.	3,000	25,742
WH Group, Ltd.	8,500	7,326
Wheelock & Co., Ltd.	2,000	15,812
Xinyi Glass Holdings, Ltd.	10,000	8,816
Yue Yuen Industrial Holdings, Ltd.	2,000	7,866
		134,318
Ireland | 0.3%
Ryanair Holdings PLC Sponsored ADR (a)	111	9,211
Israel | 0.9%
Bank Hapoalim BM	1,485	9,046
Israel Discount Bank, Ltd., Class A (a)	3,874	9,096
Nice, Ltd.	125	8,482
		26,624
Italy | 0.3%
Recordati SpA	295	9,998
Japan | 10.3%
Amano Corp.	300	6,002
ANA Holdings, Inc.	6,000	18,341
Asahi Glass Co., Ltd.	2,000	16,246
Astellas Pharma, Inc.	1,200	15,835
Azbil Corp.	300	10,092
Daito Trust Construction Co., Ltd.	200	27,504
Daiwa House Industry Co., Ltd.	800	23,026

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
GS Yuasa Corp.	2,000	$9,345
Hazama Ando Corp.	900	6,064
Heiwa Corp.	400	9,952
Idemitsu Kosan Co., Ltd.	200	6,972
Kaken Pharmaceutical Co., Ltd.	200	11,317
KDDI Corp.	500	13,137
Kuraray Co., Ltd.	900	13,687
Maruha Nichiro Corp.	200	6,068
Mitsui Chemicals, Inc.	1,000	4,954
Morinaga & Co., Ltd.	200	8,874
Nichirei Corp.	400	9,903
Nippon Telegraph & Telephone Corp.	200	8,543
Nissan Motor Co., Ltd.	1,100	10,634
Obayashi Corp.	700	6,567
Oji Holdings Corp.	2,000	9,377
Osaka Gas Co., Ltd.	2,000	7,610
Rengo Co., Ltd.	1,000	5,774
Shimadzu Corp.	400	6,371
Teijin, Ltd.	300	5,671
TonenGeneral Sekiyu KK (c)	1,000	12,522
Unitika, Ltd. (a)	10,000	8,374
West Japan Railway Co.	100	6,513
		305,275
Luxembourg | 0.4%
SES SA	526	12,244
Malta | 0.2%
Kindred Group PLC	632	6,543
Netherlands | 0.6%
NN Group NV	547	17,791
Norway | 1.0%
Aker BP ASA	718	11,508
Leroy Seafood Group ASA	123	5,389
Marine Harvest ASA	368	5,606
Yara International ASA	170	6,547
		29,050
Portugal | 0.3%
Galp Energia SGPS SA	575	8,734
Singapore | 2.4%
CapitaLand Commercial Trust REIT	7,900	8,741
CapitaLand, Ltd.	2,900	7,526
DBS Group Holdings, Ltd.	2,200	30,532
SATS, Ltd.	2,100	7,328
Description	Shares	Fair Value
Singapore Airlines, Ltd.	2,200	$15,837
		69,964
Spain | 0.1%
Corporacion Financiera Alba SA	60	2,816
Sweden | 0.8%
Axfood AB	438	6,582
Electrolux AB, Series B	265	7,369
Intrum Justitia AB	234	8,743
		22,694
Switzerland | 2.7%
Actelion, Ltd. (a)	47	13,242
Partners Group Holding AG	38	20,430
Roche Holding AG	142	36,225
Swiss Life Holding AG	25	8,067
		77,964
United Kingdom | 3.8%
Admiral Group PLC	309	7,701
Bellway PLC	232	7,862
BT Group PLC	2,082	8,301
Centrica PLC	6,398	17,396
Cineworld Group PLC	830	6,890
Compass Group PLC	1,114	20,989
G4S PLC	1,844	7,031
Hargreaves Lansdown PLC	322	5,251
Informa PLC	846	6,919
Phoenix Group Holdings	836	7,830
Subsea 7 SA (a)	574	8,900
Wm Morrison Supermarkets PLC	2,679	8,056
		113,126
United States | 49.1%
3M Co.	215	41,136
Accenture PLC, Class A	230	27,572
Akamai Technologies, Inc. (a)	99	5,910
Amdocs, Ltd.	144	8,783
Ameren Corp.	527	28,769
American Electric Power Co., Inc.	150	10,069
American Express Co.	93	7,357
Aon PLC	239	28,367
AT&T, Inc.	1,011	42,007
Atkore International Group, Inc.	574	15,085
Automatic Data Processing, Inc.	165	16,894
Baker Hughes, Inc.	123	7,358
Benchmark Electronics, Inc. (a)	216	6,869
Bloomin’ Brands, Inc.	364	7,182

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
C.R. Bard, Inc.	112	$27,836
Cardinal Health, Inc.	98	7,992
Carnival Corp.	301	17,732
Carnival PLC	126	7,212
CBOE Holdings, Inc.	245	19,862
Cirrus Logic, Inc. (a)	108	6,555
Citigroup, Inc.	114	6,819
Colgate-Palmolive Co.	105	7,685
Comcast Corp., Class A	349	13,119
Darden Restaurants, Inc.	331	27,695
Dick’s Sporting Goods, Inc.	125	6,082
DTE Energy Co.	86	8,781
EchoStar Corp., Class A (a)	123	7,005
Everest Re Group, Ltd.	163	38,111
Exelon Corp.	406	14,608
F5 Networks, Inc. (a)	127	18,106
FactSet Research Systems, Inc.	127	20,944
FedEx Corp.	43	8,391
Fifth Third Bancorp	374	9,500
Fiserv, Inc. (a)	154	17,758
Foot Locker, Inc.	157	11,745
Fresh Del Monte Produce, Inc.	201	11,905
General Mills, Inc.	482	28,443
GoDaddy, Inc., Class A (a)	182	6,898
Great Plains Energy, Inc.	860	25,129
HCA Holdings, Inc. (a)	120	10,679
Huntington Ingalls Industries, Inc.	33	6,608
IDEXX Laboratories, Inc. (a)	45	6,957
II-VI, Inc. (a)	192	6,922
Intel Corp.	150	5,411
Intuit, Inc.	74	8,583
J.B. Hunt Transport Services, Inc.	67	6,147
Johnson & Johnson	262	32,632
JPMorgan Chase & Co.	76	6,676
Kimberly-Clark Corp.	197	25,931
Lear Corp.	56	7,928
Marsh & McLennan Cos., Inc.	307	22,684
MetLife, Inc.	298	15,740
MSCI, Inc.	129	12,538
NIKE, Inc., Class B	207	11,536
Nordstrom, Inc.	193	8,988
Northrop Grumman Corp.	71	16,887
O’Reilly Automotive, Inc. (a)	45	12,143
Omnicom Group, Inc.	257	22,156
Paychex, Inc.	294	17,317
Description	Shares	Fair Value
PepsiCo, Inc.	353	$39,487
Pinnacle West Capital Corp.	134	11,173
Pool Corp.	63	7,518
Primerica, Inc.	76	6,247
Quest Diagnostics, Inc.	64	6,284
Regions Financial Corp.	473	6,873
Republic Services, Inc.	351	22,046
Ross Stores, Inc.	378	24,899
S&P Global, Inc.	169	22,095
Simon Property Group, Inc. REIT	75	12,902
Skyworks Solutions, Inc.	90	8,818
Spirit AeroSystems Holdings, Inc., Class A	226	13,090
Starbucks Corp.	285	16,641
SunTrust Banks, Inc.	114	6,304
Sysco Corp.	816	42,367
Texas Instruments, Inc.	111	8,942
The Clorox Co.	67	9,034
The Kroger Co.	846	24,949
The Procter & Gamble Co.	77	6,918
The Scotts Miracle-Gro Co.	160	14,942
The TJX Cos., Inc.	541	42,782
The Toro Co.	398	24,859
Time Warner, Inc.	174	17,002
Tyson Foods, Inc., Class A	351	21,660
UnitedHealth Group, Inc.	153	25,094
Unum Group	328	15,380
Validus Holdings, Ltd.	174	9,812
Verizon Communications, Inc.	149	7,264
Wal-Mart Stores, Inc.	263	18,957
Waste Management, Inc.	283	20,636
WellCare Health Plans, Inc. (a)	57	7,992
Xcel Energy, Inc.	751	33,382
		1,450,083
Total Common Stocks (Cost $2,571,403)		2,788,459
Short-Term Investment | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $95,436)	95,436	$95,436

Description	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Total Investments | 97.7% (Cost $2,666,839) (b)	$2,883,895
Cash and Other Assets in Excess of Liabilities | 2.3%	68,516
Net Assets | 100.0%	$2,952,411

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 97.0%
Argentina | 2.4%
YPF SA Sponsored ADR	12,453,494	$302,370,834
Brazil | 12.1%
Ambev SA ADR	33,837,540	194,904,230
Banco do Brasil SA	33,056,934	356,587,447
BB Seguridade Participacoes SA	27,284,000	254,485,658
CCR SA	42,776,234	246,633,560
Cielo SA	31,663,266	286,330,755
Localiza Rent a Car SA	9,351,107	124,468,354
Natura Cosmeticos SA	8,215,978	76,134,134
		1,539,544,138
China | 15.8%
AAC Technologies Holdings, Inc.	11,375,500	133,246,824
Baidu, Inc. Sponsored ADR (a)	1,921,739	331,538,412
China Construction Bank Corp., Class H	687,750,220	552,918,079
China Mobile, Ltd. Sponsored ADR	5,950,004	328,618,721
China Shenhua Energy Co., Ltd., Class H	49,850,610	115,590,687
CNOOC, Ltd.	70,518,000	84,398,082
NetEase, Inc. ADR	1,184,864	336,501,376
Weichai Power Co., Ltd., Class H †	80,029,644	141,228,539
		2,024,040,720
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	25,427,990	111,373,681
Hungary | 1.6%
OTP Bank Nyrt.	7,435,386	207,827,386
India | 10.2%
Axis Bank, Ltd.	29,491,974	223,404,860
Bajaj Auto, Ltd.	2,790,372	120,551,540
Bharat Heavy Electricals, Ltd.	27,369,356	68,752,658
HCL Technologies, Ltd.	12,674,651	170,909,623
Hero MotoCorp, Ltd.	3,841,817	190,609,857
Punjab National Bank (a)	58,717,339	135,827,210
Tata Consultancy Services, Ltd.	10,532,329	394,469,849
		1,304,525,597
Indonesia | 5.2%
PT Astra International Tbk	268,313,900	174,009,535
PT Bank Mandiri (Persero) Tbk	228,038,821	200,223,297
PT Semen Indonesia (Persero) Tbk	109,955,600	74,264,477
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	7,004,310	$218,324,343
		666,821,652
Malaysia | 0.6%
British American Tobacco Malaysia Berhad	7,964,600	82,068,491
Mexico | 3.3%
America Movil SAB de CV, Class L Sponsored ADR	16,217,623	229,803,718
Grupo Mexico SAB de CV, Series B	26,940,647	80,984,904
Kimberly-Clark de Mexico SAB de CV, Series A	51,301,495	111,331,690
		422,120,312
Pakistan | 1.9%
Habib Bank, Ltd.	31,142,080	80,089,794
Oil & Gas Development Co., Ltd.	43,449,649	61,462,083
Pakistan Petroleum, Ltd.	66,924,102	98,878,762
		240,430,639
Philippines | 0.9%
PLDT, Inc. Sponsored ADR	3,490,985	112,270,078
Russia | 9.1%
ALROSA PAO	73,713,911	119,351,668
Gazprom PJSC Sponsored ADR	24,159,203	108,106,418
LUKOIL PJSC Sponsored ADR	4,731,296	250,035,472
Magnit PJSC Sponsored GDR	1,398,526	53,319,517
Magnit PJSC Sponsored GDR (c), (d)	1,156,565	44,180,783
Mobile TeleSystems PJSC Sponsored ADR	20,990,343	231,523,483
Sberbank of Russia PJSC	125,486,423	356,147,072
		1,162,664,413
South Africa | 8.8%
Imperial Holdings, Ltd.	9,443,803	116,091,476
Life Healthcare Group Holdings, Ltd.	35,312,497	76,224,555
Nedbank Group, Ltd.	6,204,522	111,500,584
PPC, Ltd. (a), †	100,448,533	48,701,896
Sanlam, Ltd.	23,517,808	118,052,567
Shoprite Holdings, Ltd.	13,970,773	201,444,461
Standard Bank Group, Ltd.	10,336,293	110,606,458
The Bidvest Group, Ltd.	8,882,591	101,816,947
Vodacom Group, Ltd.	11,805,258	133,683,461
Woolworths Holdings, Ltd.	19,485,098	101,421,936
		1,119,544,341
South Korea | 12.9%
Coway Co., Ltd.	1,686,815	145,105,174

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Hanwha Life Insurance Co., Ltd.	20,592,597	$111,297,383
Hyundai Mobis Co., Ltd.	898,684	193,356,088
KB Financial Group, Inc.	3,154,501	138,193,922
KT&G Corp.	854,013	74,450,378
Samsung Electronics Co., Ltd.	305,073	561,865,436
Shinhan Financial Group Co., Ltd.	5,093,463	212,165,737
SK Hynix, Inc.	4,786,087	216,065,972
		1,652,500,090
Taiwan | 5.1%
Hon Hai Precision Industry Co., Ltd.	38,125,032	114,436,589
Taiwan Semiconductor Manufacturing Co., Ltd.	85,126,284	534,203,431
		648,640,020
Thailand | 1.3%
Kasikornbank Public Co. Ltd.	12,433,854	68,427,645
The Siam Cement Public Co. Ltd.	6,160,900	96,811,632
		165,239,277
Turkey | 4.9%
Akbank TAS	47,492,978	111,381,928
KOC Holding AS	25,908,566	109,384,284
Tupras-Turkiye Petrol Rafinerileri AS	4,675,738	116,097,520
Turk Telekomunikasyon AS	41,103,888	66,666,244
Turkcell Iletisim Hizmetleri AS (a)	31,830,644	104,751,077
Turkiye Is Bankasi AS, C Shares	62,544,652	114,026,122
		622,307,175
Total Common Stocks (Cost $11,518,500,140)		12,384,288,844
Rights | 0.0%
South Africa | 0.0%
Life Healthcare Group Holdings, Ltd. Expires 04/13/2017 (Cost $0)	12,082,732	4,052,719
Short-Term Investment | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $379,335,358)	379,335,358	379,335,358
Total Investments | 100.0% (Cost $11,897,835,498) (b)	$12,767,676,921
Liabilities in Excess of Cash and Other Assets | 0.0%	(3,232,736)
Net Assets | 100.0%	$12,764,444,185

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 96.5%
Brazil | 7.1%
AES Tiete Energia SA	301,000	$1,317,224
Banco do Brasil SA	269,800	2,910,351
Braskem SA A Shares	160,650	1,629,284
CCR SA	317,600	1,831,176
Telefonica Brasil SA ADR	145,300	2,157,705
		9,845,740
China | 18.0%
Alibaba Group Holding, Ltd. Sponsored ADR (a)	42,100	4,539,643
Baidu, Inc. Sponsored ADR (a)	8,054	1,389,476
Industrial & Commercial Bank of China, Ltd., Class H	6,233,633	4,073,474
NetEase, Inc. ADR	8,200	2,328,800
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	26,186	1,581,111
PICC Property & Casualty Co., Ltd., Class H	1,075,180	1,656,421
Ping An Insurance (Group) Co. of China, Ltd., Class H	364,000	2,036,678
Tencent Holdings, Ltd.	217,700	6,249,061
Vipshop Holdings, Ltd. ADR (a)	92,705	1,236,685
		25,091,349
Colombia | 2.1%
Bancolombia SA Sponsored ADR	36,400	1,451,268
Ecopetrol SA Sponsored ADR (a)	160,000	1,491,200
		2,942,468
Hong Kong | 1.8%
Lee & Man Paper Manufacturing, Ltd.	1,602,000	1,224,110
Techtronic Industries Co., Ltd.	322,500	1,304,049
		2,528,159
Hungary | 0.8%
MOL Hungarian Oil & Gas Nyrt.	16,692	1,141,992
India | 10.4%
Aurobindo Pharma, Ltd.	100,678	1,048,205
HDFC Bank, Ltd. ADR	48,269	3,630,794
Hindalco Industries, Ltd.	449,816	1,351,868
Hindustan Zinc, Ltd.	253,300	1,129,096
Maruti Suzuki India, Ltd.	17,962	1,663,939
Motherson Sumi Systems, Ltd. (a)	226,589	1,297,630
Description	Shares	Fair Value
Tata Consultancy Services, Ltd.	37,902	$1,419,553
Tata Motors, Ltd. Sponsored ADR	48,757	1,738,187
UPL, Ltd.	107,009	1,197,830
		14,477,102
Indonesia | 2.4%
PT Bank Mandiri (Persero) Tbk	2,039,900	1,791,079
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	49,160	1,532,317
		3,323,396
Luxembourg | 2.4%
Tenaris SA ADR	35,800	1,222,212
Ternium SA Sponsored ADR	79,600	2,079,152
		3,301,364
Mexico | 3.9%
Arca Continental SAB de CV	198,945	1,382,459
Gruma SAB de CV, Class B	62,498	879,641
Grupo Aeroportuario del Pacifico SAB de CV ADR	12,200	1,184,620
Grupo Financiero Banorte SAB de CV, Class O	340,100	1,955,703
		5,402,423
Peru | 1.4%
Credicorp, Ltd.	11,650	1,902,445
Philippines | 1.8%
BDO Unibank, Inc.	638,631	1,496,975
GT Capital Holdings, Inc.	44,925	1,024,596
		2,521,571
Portugal | 1.1%
Galp Energia SGPS SA	98,939	1,502,778
Russia | 6.5%
LUKOIL PJSC Sponsored ADR (London)	76,770	4,057,075
LUKOIL PJSC Sponsored ADR (United States)	1,717	91,104
Sberbank of Russia PJSC Sponsored ADR (London)	273,766	3,150,193
Sberbank of Russia PJSC Sponsored ADR (United States)	53,682	618,953
Severstal PJSC GDR	73,337	1,052,664
		8,969,989
South Africa | 5.2%
FirstRand, Ltd.	408,527	1,411,025
Mondi PLC	75,447	1,824,357
Naspers, Ltd., N Shares	13,978	2,407,416

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
The Bidvest Group, Ltd.	76,409	$875,840
Woolworths Holdings, Ltd.	140,790	732,826
		7,251,464
South Korea | 13.2%
Coway Co., Ltd.	11,132	957,610
Dongbu Insurance Co., Ltd.	25,488	1,459,214
Korea Zinc Co., Ltd.	3,189	1,231,626
KT&G Corp.	8,563	746,497
Lotte Chemical Corp.	3,600	1,192,265
NCSoft Corp.	5,314	1,450,412
Samsung Electronics Co., Ltd.	5,058	9,315,526
SK Hynix, Inc.	43,801	1,977,378
		18,330,528
Taiwan | 12.5%
Advanced Semiconductor Engineering, Inc. ADR	209,600	1,358,208
Far EasTone Telecommunications Co., Ltd.	624,000	1,532,141
Hon Hai Precision Industry Co., Ltd.	718,500	2,156,659
Largan Precision Co., Ltd.	23,000	3,620,616
Silicon Motion Technology Corp. ADR	30,910	1,445,042
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	223,049	7,324,929
		17,437,595
Thailand | 2.0%
Bangkok Bank Public Co. Ltd.	163,000	882,259
Bangkok Dusit Medical Services Public Co. Ltd., Class F (c)	1,407,989	868,661
Kasikornbank Public Co. Ltd.	190,700	1,049,486
		2,800,406
Turkey | 1.6%
KOC Holding AS	192,604	813,162
Tofas Turk Otomobil Fabrikasi AS	189,233	1,416,770
		2,229,932
United Arab Emirates | 0.7%
Emaar Properties PJSC	510,999	1,017,739
United Kingdom | 1.6%
Unilever NV NY Shares	44,200	2,195,856
Total Common Stocks (Cost $115,069,269)		134,214,296
Description	Shares	Fair Value
Preferred Stocks | 1.5%
Brazil | 1.5%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,277,476)	175,217	$2,114,869
Short-Term Investment | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $2,079,818)	2,079,818	$2,079,818
Total Investments | 99.5% (Cost $118,426,563) (b)		$138,408,983
Cash and Other Assets in Excess of Liabilities | 0.5%		758,014
Net Assets | 100.0%		$139,166,997

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 97.2%
Argentina | 1.0%
YPF SA Sponsored ADR	91,020	$2,209,966
Brazil | 2.7%
Cosan SA Industria e Comercio	221,400	2,748,228
Petroleo Brasileiro SA Sponsored ADR (a)	336,600	3,103,452
		5,851,680
Canada | 0.8%
First Quantum Minerals, Ltd.	168,455	1,789,878
China | 27.9%
AAC Technologies Holdings, Inc.	179,140	2,098,355
Agricultural Bank of China, Ltd., Class H	3,511,500	1,617,157
Alibaba Group Holding, Ltd. Sponsored ADR (a)	54,610	5,888,596
Anhui Conch Cement Co., Ltd., Class H	1,590,000	5,399,416
Baidu, Inc. Sponsored ADR (a)	17,917	3,091,041
Brilliance China Automotive Holdings, Ltd.	2,187,827	3,658,631
China Medical System Holdings, Ltd.	2,569,000	4,554,149
China Merchants Bank Co., Ltd., Class H	636,211	1,681,682
China State Construction International Holdings, Ltd.	2,911,617	5,206,163
Minth Group, Ltd.	437,020	1,759,551
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	74,644	4,507,005
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,154,500	6,459,740
TAL Education Group ADR (a)	30,400	3,239,728
Tencent Holdings, Ltd.	204,600	5,873,026
Vipshop Holdings, Ltd. ADR (a)	281,184	3,750,994
ZTO Express Cayman, Inc. ADR	128,685	1,684,487
		60,469,721
Colombia | 2.2%
Bancolombia SA Sponsored ADR	88,047	3,510,434
Cemex Latam Holdings SA (a)	316,346	1,166,362
		4,676,796
Hong Kong | 2.1%
SMI Holdings Group, Ltd.	11,832,000	1,126,271
Techtronic Industries Co., Ltd.	868,500	3,511,835
		4,638,106
Description	Shares	Fair Value
India | 14.3%
Aurobindo Pharma, Ltd.	419,050	$4,362,923
Glenmark Pharmaceuticals, Ltd.	309,191	4,062,580
HDFC Bank, Ltd. ADR	50,885	3,827,570
ICICI Bank, Ltd. Sponsored ADR	508,010	4,368,886
Petronet LNG, Ltd.	653,963	4,059,998
Reliance Industries, Ltd. (a)	108,860	2,216,523
Shriram Transport Finance Co., Ltd.	259,874	4,313,931
Tata Motors, Ltd. Sponsored ADR	104,285	3,717,760
		30,930,171
Indonesia | 3.1%
PT Bank Rakyat Indonesia (Persero) Tbk	6,807,300	6,628,301
Mexico | 1.7%
Grupo Financiero Banorte SAB de CV, Class O	638,157	3,669,644
Peru | 2.4%
Credicorp, Ltd.	31,255	5,103,942
Philippines | 0.7%
BDO Unibank, Inc.	688,795	1,614,562
Portugal | 1.7%
Galp Energia SGPS SA	249,103	3,783,608
Russia | 7.8%
ALROSA PAO	1,057,979	1,712,995
Mail.ru Group, Ltd. GDR (a)	123,215	2,722,619
Novatek OAO Sponsored GDR (London)	6,087	759,126
Novatek OAO Sponsored GDR (United States)	18,525	2,306,362
Sberbank of Russia PJSC	1,789,015	5,077,684
X5 Retail Group NV GDR (a)	69,626	2,343,683
Yandex NV Class A (a)	89,135	1,954,731
		16,877,200
South Africa | 3.0%
Capitec Bank Holdings, Ltd.	47,466	2,693,372
Petra Diamonds, Ltd. (a)	1,043,034	1,742,081
Standard Bank Group, Ltd.	197,498	2,113,384
		6,548,837
South Korea | 11.2%
CJ CGV Co., Ltd.	52,934	3,556,651
Doosan Bobcat, Inc.	82,750	2,714,872
Korea Aerospace Industries, Ltd.	72,622	3,741,507
NCSoft Corp.	14,228	3,883,413
Partron Co., Ltd.	174,117	1,790,059

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
Samsung Electronics Co., Ltd.	3,254	$5,993,025
SPC Samlip Co., Ltd.	13,192	2,593,569
		24,273,096
Taiwan | 9.9%
Advanced Semiconductor Engineering, Inc.	2,260,578	2,889,356
Catcher Technology Co., Ltd.	404,670	4,005,371
Hiwin Technologies Corp.	423,635	2,648,073
Hota Industrial Manufacturing Co., Ltd.	304,766	1,274,674
Largan Precision Co., Ltd.	26,860	4,228,250
Silicon Motion Technology Corp. ADR	33,310	1,557,242
Taiwan Semiconductor Manufacturing Co., Ltd.	758,000	4,756,770
		21,359,736
Turkey | 3.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	669,516	3,125,737
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,976,672	1,577,265
Turkiye Garanti Bankasi AS	1,312,850	3,197,905
		7,900,907
United States | 1.1%
Freeport-McMoRan, Inc. (a)	174,620	2,332,923
Total Common Stocks (Cost $178,013,153)		210,659,074
Preferred Stocks | 1.8%
Brazil | 1.8%
Banco Bradesco SA ADR (Cost $2,558,976)	385,163	3,944,070
Short-Term Investment | 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,580,478)	1,580,478	$1,580,478
Total Investments | 99.7% (Cost $182,152,607) (b)		$216,183,622
Cash and Other Assets in Excess of Liabilities | 0.3%		574,151
Net Assets | 100.0%		$216,757,773

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 96.1%
Brazil | 3.3%
Banco do Brasil SA	1,100	$11,866
BB Seguridade Participacoes SA	3,600	33,578
Braskem SA Sponsored ADR	700	14,245
Cia de Saneamento do Parana	1,300	4,568
EcoRodovias Infraestrutura e Logistica SA	2,000	5,775
Itausa - Investimentos Itau SA	1,900	5,766
Magazine Luiza SA (a)	100	5,657
Petroleo Brasileiro SA (a)	7,000	32,399
		113,854
Chile | 0.9%
Enel Americas SA ADR	3,080	32,001
China | 23.9%
AAC Technologies Holdings, Inc.	500	5,857
Agricultural Bank of China, Ltd., Class H	13,000	5,987
Alibaba Group Holding, Ltd. Sponsored ADR (a)	776	83,676
Anhui Conch Cement Co., Ltd., Class H	3,000	10,188
Baidu, Inc. Sponsored ADR (a)	166	28,638
Bank of China, Ltd., Class H	27,000	13,406
China Communications Services Corp., Ltd., Class H	18,000	11,791
China Construction Bank Corp., Class H	102,000	82,003
China Hongqiao Group, Ltd. (c)	8,000	6,640
China Lesso Group Holdings, Ltd.	12,000	10,143
China Lodging Group, Ltd. Sponsored ADR (a)	200	12,410
China Mobile, Ltd.	3,500	38,499
China Overseas Land & Investment, Ltd.	10,000	28,557
China Petroleum & Chemical Corp., Class H	50,000	40,945
China Railway Construction Corp., Ltd., Class H	4,000	5,671
China Railway Group, Ltd., Class H	6,000	5,364
China Resources Land, Ltd.	6,000	16,209
China Vanke Co., Ltd., Class H	2,200	5,943
China Yongda Automobiles Services Holdings, Ltd.	7,500	7,033
Chongqing Rural Commercial Bank Co., Ltd., Class H	8,000	5,401
Description	Shares	Fair Value
CNOOC, Ltd.	4,000	$4,787
CSPC Pharmaceutical Group, Ltd.	10,000	13,096
Ctrip.com International, Ltd. ADR (a)	126	6,193
Dali Foods Group Co., Ltd.	10,500	6,067
Geely Automobile Holdings, Ltd.	15,000	23,019
Guangzhou Automobile Group Co., Ltd. Class H	8,000	12,807
Industrial & Commercial Bank of China, Ltd., Class H	86,000	56,198
Longfor Properties Co., Ltd.	6,500	10,682
NetEase, Inc. ADR	66	18,744
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	200	12,076
PetroChina Co., Ltd., Class H	46,000	33,770
PICC Property & Casualty Co., Ltd., Class H	4,000	6,162
Sunny Optical Technology Group Co., Ltd.	5,000	36,606
Tencent Holdings, Ltd.	4,200	120,561
TravelSky Technology, Ltd. Class H	5,000	11,811
Vipshop Holdings, Ltd. ADR (a)	617	8,231
Weichai Power Co., Ltd., Class H	3,000	5,294
Zhejiang Expressway Co., Ltd., Class H	8,000	10,459
		820,924
Colombia | 0.8%
Bancolombia SA Sponsored ADR	657	26,195
Egypt | 0.7%
Commercial International Bank Egypt SAE ADR	5,456	23,324
Greece | 0.7%
Hellenic Telecommunications Organization SA	615	5,774
JUMBO SA	723	11,401
Motor Oil (Hellas) Corinth Refineries SA	418	7,132
		24,307
Hong Kong | 1.2%
CP Pokphand Co., Ltd.	46,000	4,261
K Wah International Holdings, Ltd.	11,000	7,302
Lee & Man Paper Manufacturing, Ltd.	9,000	6,877

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Nine Dragons Paper Holdings, Ltd.	7,000	$7,526
Sino Biopharmaceutical, Ltd.	12,000	9,880
Sun Art Retail Group, Ltd.	6,000	5,623
		41,469
Hungary | 1.8%
Magyar Telekom Telecommunications PLC	3,222	5,343
MOL Hungarian Oil & Gas Nyrt.	586	40,092
Richter Gedeon Nyrt.	667	15,141
		60,576
India | 6.0%
Axis Bank, Ltd. GDR	98	3,724
Dr Reddy’s Laboratories, Ltd. ADR	254	10,198
HDFC Bank, Ltd. ADR	400	30,088
ICICI Bank, Ltd. Sponsored ADR	800	6,880
Infosys, Ltd. Sponsored ADR	2,196	34,697
Reliance Industries, Ltd. Sponsored GDR (a), (d)	308	12,420
State Bank of India GDR	166	7,407
Tata Motors, Ltd. Sponsored ADR	510	18,182
Tata Steel, Ltd. GDR	2,396	17,699
Vedanta, Ltd. ADR	2,033	34,907
Wipro, Ltd. ADR	1,661	16,992
WNS Holdings, Ltd. ADR (a)	500	14,305
		207,499
Indonesia | 3.1%
PT Adaro Energy Tbk	45,200	5,935
PT Bank Central Asia Tbk	10,200	12,682
PT Bank Negara Indonesia (Persero) Tbk	28,100	13,676
PT Bank Rakyat Indonesia (Persero) Tbk	18,900	18,403
PT Gudang Garam Tbk	1,100	5,409
PT Indofood CBP Sukses Makmur Tbk	8,500	5,198
PT Surya Citra Media Tbk	21,400	4,336
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	1,280	39,898
		105,537
Luxembourg | 0.7%
Ternium SA Sponsored ADR	909	23,743
Malaysia | 3.2%
AirAsia Berhad	12,100	8,583
Description	Shares	Fair Value
Astro Malaysia Holdings Berhad	17,700	$10,959
Genting Malaysia Berhad	5,100	6,285
IOI Properties Group Berhad	9,800	4,584
My EG Services Berhad	16,050	6,712
Petronas Chemicals Group Berhad	10,100	17,572
Press Metal Berhad	17,080	10,228
Sunway Construction Group Berhad	13,800	5,488
Tenaga Nasional Berhad Sponsored ADR	3,292	40,772
		111,183
Mexico | 2.2%
Alfa SAB de CV, Series A	4,500	6,586
Cemex SAB de CV Sponsored ADR (a)	1,337	12,126
Gentera SAB de CV	12,600	20,755
Gruma SAB de CV, Class B	1,245	17,523
Grupo Carso SAB de CV	1,500	6,887
Wal-Mart de Mexico SAB de CV	4,500	10,374
		74,251
Philippines | 2.2%
Aboitiz Equity Ventures, Inc.	4,290	6,366
Cebu Air, Inc.	7,180	13,438
DMCI Holdings, Inc.	61,300	13,924
JG Summit Holdings, Inc.	8,770	14,219
Metro Pacific Investments Corp.	72,800	8,735
Semirara Mining & Power Corp.	6,290	18,501
		75,183
Poland | 2.4%
Ciech SA	279	5,625
Enea SA (a)	3,196	9,102
PGE Polska Grupa Energetyczna SA	4,459	12,854
Polski Koncern Naftowy ORLEN SA	280	7,062
Polskie Gornictwo Naftowe i Gazownictwo SA	17,801	26,551
Powszechny Zaklad Ubezpieczen SA	1,836	16,092
Tauron Polska Energia SA (a)	6,287	5,374
		82,660
Romania | 0.1%
New Europe Property Investments PLC	497	5,157
Russia | 2.6%
Gazprom PJSC Sponsored ADR	2,566	11,482

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
LUKOIL PJSC Sponsored ADR	474	$25,050
MMC Norilsk Nickel PJSC ADR	239	3,739
Rosneft PJSC GDR	814	4,608
Sberbank of Russia PJSC Sponsored ADR	3,770	43,381
		88,260
South Africa | 4.5%
AVI, Ltd.	882	6,511
Barclays Africa Group, Ltd.	1,224	12,705
Barloworld, Ltd.	423	3,759
Clicks Group, Ltd.	797	7,610
Coronation Fund Managers, Ltd.	3,178	14,983
FirstRand, Ltd.	3,390	11,709
Growthpoint Properties, Ltd. REIT	4,037	7,794
Naspers, Ltd., N Shares	241	41,507
Shoprite Holdings, Ltd.	383	5,522
Standard Bank Group, Ltd.	1,898	20,310
Tiger Brands, Ltd.	529	15,769
Vodacom Group, Ltd.	489	5,537
		153,716
South Korea | 17.1%
Dongbu Insurance Co., Ltd.	168	9,618
Hana Financial Group, Inc.	479	15,828
Hankook Tire Co., Ltd.	197	9,598
Hanwha Chemical Corp.	391	9,227
Hyosung Corp.	97	11,752
Hyundai Development Co-Engineering & Construction	138	5,015
Hyundai Engineering & Construction Co., Ltd.	159	7,042
Hyundai Marine & Fire Insurance Co., Ltd.	719	22,498
Hyundai Mobis Co., Ltd.	27	5,809
KB Financial Group, Inc. ADR	1,028	45,201
KB Insurance Co., Ltd.	464	11,206
Korea Electric Power Corp. Sponsored ADR	1,353	28,048
Korea PetroChemical Ind Co., Ltd.	34	7,455
KT Corp.	327	9,330
KT Skylife Co., Ltd.	483	7,126
KT&G Corp. GDR (d)	393	17,132
LG Chem, Ltd.	38	9,987
LG Electronics, Inc.	303	18,415
LG Household & Health Care, Ltd.	6	4,345
Description	Shares	Fair Value
LG Uplus Corp.	1,140	$14,585
Lotte Chemical Corp.	34	11,260
NAVER Corp.	24	18,345
Nexen Tire Corp.	781	9,776
POSCO	30	7,772
Samsung Card Co., Ltd.	153	5,363
Samsung Electronics Co., Ltd. GDR	193	177,133
Shinhan Financial Group Co., Ltd. ADR	209	8,734
SK Holdings Co., Ltd.	27	5,878
SK Hynix, Inc.	781	35,258
SK Innovation Co., Ltd.	89	13,265
SK Telecom Co., Ltd. Sponsored ADR	650	16,367
Woori Bank	781	9,089
		587,457
Taiwan | 12.8%
Chailease Holding Co., Ltd.	3,000	7,007
Chicony Power Technology Co., Ltd.	5,000	8,013
Delta Electronics, Inc.	2,000	10,730
Eclat Textile Co., Ltd.	1,000	10,014
Elite Material Co., Ltd.	5,000	19,462
Eva Airways Corp.	12,000	6,365
Feng TAY Enterprise Co., Ltd.	3,494	13,926
Formosa Chemicals & Fibre Corp.	4,000	12,440
Fubon Financial Holding Co., Ltd.	16,000	26,091
General Interface Solution Holding, Ltd.	1,000	4,782
Highwealth Construction Corp.	4,000	7,025
Hon Hai Precision Industry Co., Ltd. GDR	6,560	40,218
Micro-Star International Co., Ltd.	4,000	9,302
Nien Made Enterprise Co., Ltd.	1,000	9,334
Pegatron Corp.	3,000	8,875
Rechi Precision Co., Ltd.	6,000	6,523
St Shine Optical Co., Ltd.	1,000	20,259
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	5,611	184,265
Walsin Lihwa Corp.	42,000	19,231
Winbond Electronics Corp.	26,000	14,586
		438,448

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Thailand | 3.6%
Bangkok Bank Public Co. Ltd. NVDR	3,600	$19,014
Beauty Community Public Co. Ltd. NVDR	32,524	9,938
Charoen Pokphand Foods Public Co. Ltd. NVDR	14,200	11,467
Esso Thailand Public Co. Ltd. NVDR (a)	15,600	4,993
GFPT Public Co. Ltd. (c)	14,000	7,497
Home Product Center Public Co. Ltd. (c)	19,500	5,476
PTG Energy Public Co., Ltd NVDR	7,300	5,019
PTT Exploration & Production Public Co. Ltd. (c)	2,700	7,307
PTT Public Co. Ltd. (c)	600	6,757
Srisawad Power 1979 Public Co. Ltd. NVDR	4,700	5,915
Thai Vegetable Oil Public Co. Ltd. NVDR	10,300	10,050
The Siam Cement Public Co. Ltd.	1,300	20,428
Tisco Financial Group Public Co., Ltd NVDR	4,100	8,561
		122,422
Turkey | 1.9%
BIM Birlesik Magazalar AS	885	13,604
Turk Telekomunikasyon AS ADR	3,902	12,408
Turkiye Garanti Bankasi AS ADR	9,029	21,760
Turkiye Halk Bankasi AS ADR	1,830	10,340
Turkiye Vakiflar Bankasi TAO, Class D	4,580	6,748
		64,860
United States | 0.4%
Yum China Holdings, Inc. (a)	570	15,504
Total Common Stocks
(Cost $2,881,720)		3,298,530
Preferred Stocks | 2.4%
Brazil | 2.4%
Banco Bradesco SA ADR	3,036	31,089
Itau Unibanco Holding SA Sponsored ADR	2,134	25,757
Vale SA	2,900	26,132
Total Preferred Stocks (Cost $55,784)		82,978
Description	Shares	Fair Value
Short-Term Investment | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $54,014)	54,014	$54,014
Total Investments | 100.1% (Cost $2,991,518) (b)		$3,435,522
Liabilities in Excess of Cash and Other Assets | (0.1)%		(3,932)
Net Assets | 100.0%		$3,431,590

		Fair
Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 97.1%
Argentina | 2.3%
Transportadora de Gas del Sur SA (a)	163,200	$2,320,704
YPF SA Sponsored ADR	217,807	5,288,354
		7,609,058
Brazil | 7.5%
Ambev SA ADR	418,075	2,408,112
Banco ABC Brasil SA (a)	17,880	104,575
Banco do Brasil SA	399,057	4,304,656
CCR SA	606,800	3,498,607
Cia de Saneamento do Parana	513,100	1,802,881
Cielo SA Sponsored ADR	384,575	3,499,633
Instituto Hermes Pardini SA	299,900	1,915,927
Iochpe Maxion SA	153,545	817,605
Localiza Rent a Car SA	235,710	3,137,429
Movida Participacoes SA	814,700	2,167,780
Natura Cosmeticos SA	111,695	1,035,032
		24,692,237
Chile | 0.0%
Geopark, Ltd. (a)	21,550	154,729
China | 23.5%
AAC Technologies Holdings, Inc.	415,549	4,867,530
Agricultural Bank of China, Ltd., Class H	9,293,726	4,280,055
Alibaba Group Holding, Ltd. Sponsored ADR (a)	48,431	5,222,315
Anhui Conch Cement Co., Ltd., Class H	919,000	3,120,794
Baidu, Inc. Sponsored ADR (a)	43,239	7,459,592
Brilliance China Automotive Holdings, Ltd.	2,198,443	3,676,383
China Construction Bank Corp., Class H	7,606,281	6,115,084
China Medical System Holdings, Ltd.	1,596,000	2,829,281
China Mobile, Ltd. Sponsored ADR	64,516	3,563,219
China Shenhua Energy Co., Ltd., Class H	1,178,500	2,732,637
China State Construction International Holdings, Ltd.	2,408,696	4,306,907
CNOOC, Ltd.	1,335,800	1,598,726
Fufeng Group, Ltd.	2,385,000	1,921,062
Green Seal Holding, Ltd.	366,000	1,995,666
NetEase, Inc. ADR	23,105	6,561,820

		Fair
Description	Shares	Value
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	89,812	$5,422,848
Ping An Insurance (Group) Co. of China, Ltd., Class H	860,500	4,814,730
Tencent Holdings, Ltd.	189,800	5,448,194
Tianyun International Holdings, Ltd.	2,224,000	208,967
Yestar Healthcare Holdings Co., Ltd.	1,640,000	850,442
		76,996,252
Colombia | 0.9%
Bancolombia SA Sponsored ADR	71,992	2,870,321
Egypt | 0.6%
Commercial International Bank Egypt SAE GDR	412,742	1,807,795
Credit Agricole Egypt SAE	137,878	284,159
		2,091,954
Georgia | 0.6%
BGEO Group PLC	37,869	1,528,777
TBC Bank Group PLC (a)	16,966	318,290
		1,847,067
Greece | 0.1%
Aegean Airlines SA	21,380	169,176
Hong Kong | 1.1%
Man Wah Holdings, Ltd.	2,160,905	1,715,049
TK Group Holdings, Ltd.	658,000	197,284
Tongda Group Holdings, Ltd.	5,129,114	1,807,671
		3,720,004
Hungary | 0.9%
OTP Bank Nyrt.	104,907	2,932,268
India | 10.8%
Aurobindo Pharma, Ltd.	264,194	2,750,646
Axis Bank, Ltd.	775,174	5,872,026
Bajaj Auto, Ltd.	55,199	2,384,745
Dewan Housing Finance Corp., Ltd.	453,515	2,564,116
Glenmark Pharmaceuticals, Ltd.	170,565	2,241,119
HCL Technologies, Ltd.	186,847	2,519,513
ICICI Bank, Ltd. Sponsored ADR	640,549	5,508,722
Indo Count Industries, Ltd.	784,571	2,385,623
Kiri Industries, Ltd. (a)	66,564	288,975
Reliance Industries, Ltd.	121,831	2,480,629
Tata Consultancy Services, Ltd.	65,182	2,441,277
Tata Motors, Ltd. Sponsored ADR	94,768	3,378,479

		Fair
Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
The South Indian Bank, Ltd.	798,134	$262,900
Uflex, Ltd.	61,599	263,751
		35,342,521
Indonesia | 3.9%
PT Bank Mandiri (Persero) Tbk	3,550,400	3,117,332
PT Bank Pembangunan Daerah Jawa Timur Tbk	5,888,900	305,288
PT Bank Rakyat Indonesia (Persero) Tbk	6,429,718	6,260,648
PT Bekasi Fajar Industrial Estate Tbk	13,308,900	311,610
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	94,030	2,930,915
		12,925,793
Kenya | 0.1%
KCB Group, Ltd.	992,500	334,697
Kuwait | 0.1%
Human Soft Holding Co. KSC	20,197	201,281
Mexico | 2.9%
America Movil SAB de CV, Class L Sponsored ADR	107,826	1,527,894
Grupo Financiero Banorte SAB de CV, Class O	473,200	2,721,079
Grupo Financiero Interacciones SA de CV, Class O	99,043	461,563
Grupo Mexico SAB de CV, Series B	373,701	1,123,364
Kimberly-Clark de Mexico SAB de CV, Series A	1,002,200	2,174,919
Nemak SAB de CV	1,314,900	1,466,443
		9,475,262
Morocco | 0.0%
Residences Dar Saada	7,911	137,746
Pakistan | 0.2%
Bank Alfalah, Ltd.	541,000	186,693
Kohinoor Textile Mills, Ltd.	136,000	145,294
Pak Elektron, Ltd.	240,000	210,883
		542,870
Peru | 1.0%
Credicorp, Ltd.	19,792	3,232,034
Philippines | 0.3%
PLDT, Inc. Sponsored ADR	31,802	1,022,752
Portugal | 1.0%
Galp Energia SGPS SA	215,791	3,277,634

		Fair
Description	Shares	Value
Russia | 8.7%
Detsky Mir PJSC	1,209,620	$1,891,459
Gazprom PJSC Sponsored ADR	287,338	1,285,766
LUKOIL PJSC Sponsored ADR	53,273	2,826,665
Mobile TeleSystems PJSC Sponsored ADR	278,200	3,068,546
Novatek OAO Sponsored GDR (London)	25,498	3,179,923
Novatek OAO Sponsored GDR (United States)	362	45,069
Sberbank of Russia PJSC	1,606,368	4,559,285
Sberbank of Russia PJSC Sponsored ADR (United States)	426,247	4,914,628
X5 Retail Group NV GDR (a)	98,823	3,326,315
Yandex NV Class A (a)	156,199	3,425,444
		28,523,100
South Africa | 1.3%
Petra Diamonds, Ltd. (a)	1,129,562	1,886,600
Standard Bank Group, Ltd.	217,317	2,325,463
		4,212,063
South Korea | 12.4%
DuzonBizon Co., Ltd.	93,735	2,074,936
Eugene Technology Co., Ltd.	134,543	1,960,683
Hanwha Life Insurance Co., Ltd.	178,840	966,582
HS Industries Co., Ltd.	239,000	2,338,957
Hyundai Mobis Co., Ltd.	13,923	2,995,599
Innocean Worldwide, Inc.	38,390	2,114,476
KT&G Corp.	13,829	1,205,572
Mando Corp.	9,089	2,108,677
NCSoft Corp.	15,957	4,355,329
Nice Information & Telecommunication, Inc.	10,239	229,274
Samjin Pharmaceutical Co., Ltd.	6,734	195,374
Samsung Electronics Co., Ltd.	5,987	11,026,503
Shinhan Financial Group Co., Ltd.	81,057	3,376,390
SK Hynix, Inc.	77,192	3,484,802
Viatron Technologies, Inc.	119,760	2,139,561
		40,572,715
Taiwan | 11.4%
Advanced Semiconductor Engineering, Inc.	1,980,122	2,530,891
Catcher Technology Co., Ltd.	265,000	2,622,935
Elite Material Co., Ltd.	271,000	1,054,861
Flytech Technology Co., Ltd.	300,000	993,488
Gourmet Master Co., Ltd.	196,000	1,854,252

		Fair
Description	Shares	Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Hon Hai Precision Industry Co., Ltd.	621,671	$1,866,016
King Slide Works Co., Ltd.	95,000	1,362,067
Largan Precision Co., Ltd.	27,614	4,346,943
Primax Electronics, Ltd.	1,049,000	1,719,433
Realtek Semiconductor Corp.	555,000	1,983,953
Silicon Motion Technology Corp. ADR	82,901	3,875,622
Sunny Friend Environmental Technology Co., Ltd.	434,000	2,087,463
Taiwan Semiconductor Manufacturing Co., Ltd.	1,745,113	10,951,322
		37,249,246
Turkey | 4.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	570,880	2,665,240
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,535,382	1,225,142
KOC Holding AS ADR	138,167	2,930,522
Soda Sanayii AS	1,270,915	2,128,352
Turk Tuborg Bira ve Malt Sanayii AS (a)	106,581	258,867
Turkcell Iletisim Hizmetleri AS ADR (a)	210,775	1,745,217
Turkiye Garanti Bankasi AS	1,259,368	3,067,631
Turkiye Is Bankasi AS, C Shares	1,048,821	1,912,122
		15,933,093
Ukraine | 0.1%
Kernel Holding SA	12,856	231,792
United States | 0.5%
Freeport-McMoRan, Inc. (a)	137,005	1,830,387
Total Common Stocks (Cost $275,885,470)		318,128,052
Short-Term Investment | 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $10,495,349)	10,495,349	10,495,349
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA Expires 04/20/2019 (Cost $0)	15,354	24,620
Total Investments | 100.3% (Cost $286,380,819) (b)	$328,648,021
Liabilities in Excess of Cash and Other Assets | (0.3)%	(893,308)

Net Assets | 100.0%	$327,754,713

		Fair
Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio
Common Stocks | 56.0%
Argentina | 1.2%
Transportadora de Gas del Sur SA (a)	51,400	$730,908
YPF SA Sponsored ADR	77,781	1,888,523
		2,619,431
Brazil | 4.8%
Ambev SA ADR	160,800	926,208
Banco ABC Brasil SA (a)	6,141	35,917
Banco do Brasil SA	197,991	2,135,743
Braskem SA A Shares	24,491	248,383
CCR SA	269,852	1,555,877
Cia de Saneamento do Parana (Preference Shares)	161,700	568,166
Cielo SA Sponsored ADR	148,036	1,347,128
Instituto Hermes Pardini SA	94,500	603,718
Iochpe Maxion SA	52,849	281,413
Localiza Rent a Car SA	90,938	1,210,435
Movida Participacoes SA	256,700	683,035
Natura Cosmeticos SA	42,955	398,047
Telefonica Brasil SA ADR	17,040	253,044
		10,247,114
Chile | 0.0%
Geopark, Ltd. (a)	9,855	70,759
China | 12.6%
AAC Technologies Holdings, Inc.	117,893	1,380,939
Agricultural Bank of China, Ltd., Class H	2,636,090	1,214,003
Alibaba Group Holding, Ltd. Sponsored ADR (a)	18,176	1,959,918
Anhui Conch Cement Co., Ltd., Class H	261,000	886,319
Baidu, Inc. Sponsored ADR (a)	16,736	2,887,295
Brilliance China Automotive Holdings, Ltd.	623,260	1,042,257
China Construction Bank Corp., Class H	2,932,065	2,357,239
China Medical System Holdings, Ltd.	453,000	803,048
China Mobile, Ltd. Sponsored ADR	24,838	1,371,803
China Shenhua Energy Co., Ltd., Class H	453,986	1,052,676
China State Construction International Holdings, Ltd.	683,092	1,221,414
CNOOC, Ltd.	515,000	616,368
Fufeng Group, Ltd.	751,000	604,913

		Fair
Description	Shares	Value
Green Seal Holding, Ltd.	116,000	$632,506
Industrial & Commercial Bank of China, Ltd., Class H	615,000	401,882
NetEase, Inc. ADR	8,865	2,517,660
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	25,443	1,536,248
PICC Property & Casualty Co., Ltd., Class H	136,000	209,521
Ping An Insurance (Group) Co. of China, Ltd., Class H	283,400	1,585,700
Tencent Holdings, Ltd.	70,852	2,033,801
Tianyun International Holdings, Ltd.	1,016,000	95,463
Yestar Healthcare Holdings Co., Ltd.	517,500	268,356
		26,679,329
Colombia | 0.5%
Bancolombia SA Sponsored ADR	24,694	984,550
Egypt | 0.4%
Commercial International Bank Egypt SAE GDR	158,435	693,940
Credit Agricole Egypt SAE	63,079	130,002
		823,942
Georgia | 0.3%
BGEO Group PLC	11,935	481,817
TBC Bank Group PLC (a)	7,762	145,619
		627,436
Greece | 0.0%
Aegean Airlines SA	9,781	77,395

Hong Kong | 0.6%
Man Wah Holdings, Ltd.	682,160	541,411
TK Group Holdings, Ltd.	302,000	90,547
Tongda Group Holdings, Ltd.	1,620,049	570,959
		1,202,917
Hungary | 0.5%
OTP Bank Nyrt.	40,404	1,129,337
India | 6.1%
Aurobindo Pharma, Ltd.	75,007	780,932
Axis Bank, Ltd.	298,517	2,261,298
Bajaj Auto, Ltd.	21,233	917,322
Dewan Housing Finance Corp., Ltd.	142,847	807,639
Glenmark Pharmaceuticals, Ltd.	48,411	636,091
HCL Technologies, Ltd.	72,044	971,468
HDFC Bank, Ltd. ADR	9,908	745,280

		Fair
Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
ICICI Bank, Ltd. Sponsored ADR	181,520	$1,561,072
Indo Count Industries, Ltd.	247,211	751,688
Kiri Industries, Ltd. (a)	30,453	132,206
Reliance Industries, Ltd.	34,472	701,892
Tata Consultancy Services, Ltd.	25,704	962,698
Tata Motors, Ltd. Sponsored ADR	34,271	1,221,761
The South Indian Bank, Ltd.	365,141	120,275
Uflex, Ltd.	28,181	120,664
Vedanta, Ltd. ADR	14,216	244,089
		12,936,375
Indonesia | 2.4%
PT Bank Mandiri (Persero) Tbk	1,753,998	1,540,050
PT Bank Pembangunan Daerah Jawa Timur Tbk	2,694,100	139,666
PT Bank Rakyat Indonesia (Persero) Tbk	1,821,200	1,773,311
PT Bekasi Fajar Industrial Estate Tbk	6,088,700	142,559
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	44,432	1,384,945
		4,980,531
Kenya | 0.1%
KCB Group, Ltd.	454,000	153,101
Kuwait | 0.0%
Human Soft Holding Co. KSC	9,236	92,045
Luxembourg | 0.1%
Ternium SA Sponsored ADR	7,069	184,642
Mexico | 1.9%
America Movil SAB de CV, Class L Sponsored ADR	41,634	589,954
Gruma SAB de CV, Class B	18,242	256,751
Grupo Aeroportuario del Pacifico SAB de CV ADR	2,714	263,529
Grupo Financiero Banorte SAB de CV, Class O	192,964	1,109,616
Grupo Financiero Interacciones SA de CV, Class O	34,187	159,319
Grupo Mexico SAB de CV, Series B	144,609	434,702
Kimberly-Clark de Mexico SAB de CV, Series A	386,635	839,054
Nemak SAB de CV	415,000	462,829
		4,115,754
Morocco | 0.0%
Residences Dar Saada	3,619	63,014

		Fair
Description	Shares	Value
Pakistan | 0.1%
Bank Alfalah, Ltd.	247,500	$85,409
Kohinoor Textile Mills, Ltd.	62,000	66,237
Pak Elektron, Ltd.	110,000	96,655
		248,301
Peru | 0.6%
Credicorp, Ltd.	7,512	1,226,709
Philippines | 0.3%
BDO Unibank, Inc.	79,553	186,475
PLDT, Inc. Sponsored ADR	12,240	393,639
		580,114
Portugal | 0.6%
Galp Energia SGPS SA	87,204	1,324,535
Russia | 5.0%
Detsky Mir PJSC	381,250	596,153
Gazprom PJSC Sponsored ADR	110,397	493,999
LUKOIL PJSC Sponsored ADR	31,043	1,646,917
Mobile TeleSystems PJSC Sponsored ADR	107,210	1,182,526
Novatek OAO Sponsored GDR (London)	7,337	915,017
Sberbank of Russia PJSC (a)	455,859	1,293,845
Sberbank of Russia PJSC Sponsored ADR (London)	3,482	40,067
Sberbank of Russia PJSC Sponsored ADR (United States)	199,085	2,295,450
Severstal PJSC GDR	18,874	270,913
X5 Retail Group NV GDR (a)	28,060	944,529
Yandex NV Class A (a)	44,704	980,359
		10,659,775
South Africa | 1.3%
FirstRand, Ltd.	85,867	296,579
Mondi PLC	9,141	221,035
Naspers, Ltd., N Shares	4,115	708,722
Petra Diamonds, Ltd. (a)	355,978	594,556
Standard Bank Group, Ltd.	83,616	894,757
The Bidvest Group, Ltd.	10,518	120,563
		2,836,212
South Korea | 7.2%
DuzonBizon Co., Ltd.	29,540	653,903
Eugene Technology Co., Ltd.	42,453	618,664
Hanwha Life Insurance Co., Ltd.	74,962	405,149
HS Industries Co., Ltd.	75,431	738,200
Hyundai Mobis Co., Ltd.	5,356	1,152,369
Innocean Worldwide, Inc.	12,098	666,344
Korea Zinc Co., Ltd.	306	118,180

		Fair
Description	Shares	Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
KT&G Corp.	5,333	$464,916
Mando Corp.	2,865	664,689
NCSoft Corp.	4,525	1,235,061
Nice Information & Telecommunication, Inc.	4,684	104,885
Samjin Pharmaceutical Co., Ltd.	3,081	89,389
Samsung Electronics Co., Ltd.	2,538	4,674,339
Shinhan Financial Group Co., Ltd.	31,231	1,300,912
SK Hynix, Inc.	36,055	1,627,688
Viatron Technologies, Inc.	37,772	674,812
		15,189,500
Taiwan | 6.1%
Advanced Semiconductor Engineering, Inc.	561,618	717,832
Catcher Technology Co., Ltd.	75,000	742,340
Elite Material Co., Ltd.	85,000	330,861
Flytech Technology Co., Ltd.	102,000	337,786
Gourmet Master Co., Ltd.	62,000	586,549
Hon Hai Precision Industry Co., Ltd.	118,045	354,325
Hon Hai Precision Industry Co., Ltd. GDR	118,029	723,614
King Slide Works Co., Ltd.	30,000	430,126
Largan Precision Co., Ltd.	7,648	1,203,933
Primax Electronics, Ltd.	331,000	542,547
Realtek Semiconductor Corp.	175,000	625,571
Silicon Motion Technology Corp. ADR	25,042	1,170,714
Sunny Friend Environmental Technology Co., Ltd.	137,000	658,946
Taiwan Semiconductor Manufacturing Co., Ltd.	217,668	1,365,959
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	95,512	3,136,614
		12,927,717
Thailand | 0.1%
Kasikornbank Public Co. Ltd.	34,203	188,230
Turkey | 2.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	161,768	755,238
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	434,390	346,617
KOC Holding AS ADR	53,304	1,130,578
Soda Sanayii AS	400,213	670,221

			Fair
Description		Shares	Value
Turk Tuborg Bira ve Malt Sanayii AS (a)		48,760	$118,430
Turkcell Iletisim Hizmetleri AS ADR (a)		81,327	673,388
Turkiye Garanti Bankasi AS		356,380	868,088
Turkiye Is Bankasi AS, C Shares		404,134	736,783
			5,299,343
Ukraine | 0.1%
Kernel Holding SA		5,882	106,052
United Arab Emirates | 0.1%
Emaar Properties PJSC		69,043	137,510
United Kingdom | 0.2%
Unilever NV NY Shares		6,336	314,772
United States | 0.3%
Freeport-McMoRan, Inc. (a)		38,688	516,872
Total Common Stocks (Cost $103,750,878)			118,543,314

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 4.8%
Argentina | 0.2%
AES Argentina Generacion SA, 7.750%, 02/02/24 (d)	USD	120	$120,956
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	250	265,165
Genneia SA, 8.750%, 01/20/22 (d)	USD	95	99,038
			485,159
Bangladesh | 0.1%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	175	183,085
Barbados | 0.3%
Columbus Cable Barbados, Ltd., 7.375%, 03/30/21	USD	495	530,269
Brazil | 0.9%
Gerdau Trade, Inc., 4.750%, 04/15/23	USD	48	46,738
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	25	24,937
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	1,572	1,778,325
			1,850,000
Canada | 0.0%
First Quantum Minerals, Ltd., 7.000%, 02/15/21 (d)	USD	50	51,500
Chile | 0.3%
AES Gener SA, 8.375%, 12/18/73	USD	200	209,750

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	132	$135,628
VTR Finance BV, 6.875%, 01/15/24	USD	355	369,200
			714,578
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17 (d)	USD	200	180,000
Colombia | 0.2%
Banco de Bogota SA, 6.250%, 05/12/26 (d)	USD	70	73,063
Ecopetrol SA, 5.875%, 09/18/23	USD	130	140,693
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	265	272,287
			486,043
Georgia | 0.0%
BGEO Group JSC, 6.000%, 07/26/23	USD	100	100,750
Guatemala | 0.1%
Comcel Trust, 6.875%, 02/06/24	USD	165	170,693
India | 0.4%
Greenko Dutch BV, 8.000%, 08/01/19	USD	300	316,800
Vedanta Resources PLC:
6.000%, 01/31/19	USD	255	262,331
8.250%, 06/07/21	USD	185	199,563
			778,694
Indonesia | 0.1%
TBG Global Pte, Ltd., 4.625%, 04/03/18	USD	200	201,400
Israel | 0.1%
Altice Financing SA, 6.625%, 02/15/23 (d)	USD	280	291,200
Macau | 0.1%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	155	156,860
Mexico | 0.3%
Cemex Finance LLC, 9.375%, 10/12/22	USD	435	470,017
Cemex SAB de CV, 7.750%, 04/16/26	USD	50	56,250
			526,267
Description	Security Currency	Principal Amount (000)	Fair Value
Nigeria | 0.2%
IHS Netherlands Holdco BV:
9.500%, 10/27/21	USD	200	$205,132
9.500%, 10/27/21 (d)	USD	155	158,977
			364,109
Panama | 0.0%
Sable International Finance, Ltd., 6.875%, 08/01/22 (d)	USD	65	68,738
Peru | 0.4%
Cia Minera Ares SAC, 7.750%, 01/23/21	USD	440	471,900
Inkia Energy, Ltd., 8.375%, 04/04/21	USD	250	255,000
InRetail Shopping Malls, 6.500%, 07/09/21	USD	175	185,623
			912,523
Russia | 0.4%
GTH Finance BV, 7.250%, 04/26/23	USD	400	440,120
Sberbank of Russia, 5.500%, 02/26/24 (e)	USD	200	205,800
TMK OAO Via TMK Capital SA, 6.750%, 04/03/20	USD	200	213,250
			859,170
Singapore | 0.2%
Puma International Financing SA, 6.750%, 02/01/21	USD	400	413,208
South Korea | 0.2%
Harvest Operations Corp., 6.875%, 10/01/17	USD	165	165,825
SK E&S Co., Ltd., 4.875%, 11/26/19 (e)	USD	90	89,100
Woori Bank, 4.500%, 09/27/21 (e)	USD	90	88,645
			343,570
Turkey | 0.1%
Turkiye Is Bankasi, 5.000%, 04/30/20	USD	200	199,250
United Arab Emirates | 0.1%
MAF Global Securities, Ltd., 7.125%, 10/29/18 (e)	USD	260	274,300
Total Corporate Bonds (Cost $9,947,720)			10,141,366

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Foreign Government Obligations | 18.0%
Argentina | 1.6%
Republic of Argentina:
22.808%, 10/09/17 (e)	ARS	3,290	$215,349
22.806%, 03/01/18 (e)	ARS	3,350	222,695
22.750%, 03/05/18	ARS	2,540	171,441
21.200%, 09/19/18	ARS	2,480	168,432
21.822%, 03/11/19 (e)	ARS	1,300	87,678
6.875%, 04/22/21	USD	390	418,275
7.500%, 04/22/26 (d)	USD	1,000	1,063,000
8.280%, 12/31/33	USD	806	860,588
2.500%, 12/31/38 (f)	USD	430	270,900
			3,478,358
Belize | 0.3%
Republic of Belize, 4.938%, 02/20/34 (f)	USD	825	534,187
Bolivia | 0.7%
Bolivian Government International Bond, 4.500%, 03/20/28 (d)	USD	1,520	1,489,600
Brazil | 1.8%
Brazil NTN-B:
6.000%, 08/15/26	BRL	220	220,134
6.000%, 05/15/35	BRL	700	726,562
6.000%, 08/15/50	BRL	740	787,797
Brazil NTN-F:
10.000%, 01/01/21	BRL	282	90,590
10.000%, 01/01/23	BRL	940	300,918
10.000%, 01/01/27	BRL	2,760	880,045
Federal Republic of Brazil, 5.000%, 01/27/45	USD	1,050	931,875
			3,937,921
Chile | 0.2%
Republic of Chile, 3.625%, 10/30/42	USD	390	382,200
Congo | 0.4%
Republic of Congo, 4.000%, 06/30/29 (f)	USD	1,116	825,638
Dominican Republic | 0.2%
Dominican Republic, 7.500%, 05/06/21	USD	335	369,337
Ecuador | 0.9%
Republic of Ecuador:
10.500%, 03/24/20	USD	205	217,812
10.750%, 03/28/22	USD	810	864,675
7.950%, 06/20/24	USD	560	532,000
9.650%, 12/13/26	USD	220	226,600
			1,841,087
Egypt | 0.2%
Arab Republic of Egypt:
Description	Security Currency	Principal Amount (000)	Fair Value
5.875%, 06/11/25 (d)	USD	145	$141,883
5.875%, 06/11/25	USD	265	259,302
			401,185
El Salvador | 0.9%
Republic of El Salvador:
7.375%, 12/01/19	USD	940	961,150
7.750%, 01/24/23	USD	125	127,031
5.875%, 01/30/25	USD	566	504,447
6.375%, 01/18/27	USD	260	232,700
8.250%, 04/10/32	USD	14	13,860
7.625%, 02/01/41	USD	110	101,338
			1,940,526
Ethiopia | 0.1%
Federal Republic of Ethiopia, 6.625%, 12/11/24	USD	185	176,906
Ghana | 1.6%
Ghana Government Bonds:
25.480%, 04/24/17	GHS	160	37,312
24.440%, 05/29/17	GHS	50	11,691
23.230%, 02/19/18	GHS	120	28,576
22.490%, 04/23/18	GHS	20	4,740
23.470%, 05/21/18	GHS	100	23,922
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	160	38,399
21.000%, 01/07/19	GHS	870	204,240
Republic of Ghana:
9.250%, 09/15/22	USD	1,190	1,238,195
7.875%, 08/07/23	USD	955	923,963
8.125%, 01/18/26	USD	976	935,740
			3,446,778
Guatemala | 0.1%
Republic of Guatemala, 5.750%, 06/06/22	USD	174	190,530
Hungary | 0.3%
Hungary, 7.625%, 03/29/41	USD	460	667,000
Indonesia | 0.5%
Indonesia Government Bond, 8.250%, 07/15/21	IDR	3,084,000	242,190
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	5,678,000	435,474
8.375%, 09/15/26	IDR	4,071,000	331,246
			1,008,910
Lebanon | 0.8%
Lebanese Republic:
5.450%, 11/28/19	USD	190	193,800
6.375%, 03/09/20	USD	150	156,000
5.800%, 04/14/20	USD	370	377,343
8.250%, 04/12/21	USD	735	813,645

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
6.100%, 10/04/22	USD	100	$102,625
			1,643,413
Malaysia | 0.5%
Malaysia Government Bonds:
3.314%, 10/31/17	MYR	1,320	298,271
4.240%, 02/07/18	MYR	1,490	339,121
3.580%, 09/28/18	MYR	1,640	371,083
			1,008,475
Mexico | 1.0%
Mexican Bonos:
6.500%, 06/10/21	MXN	13,750	723,836
5.750%, 03/05/26	MXN	5,910	289,024
United Mexican States:
4.350%, 01/15/47	USD	730	671,600
5.750%, 10/12/10	USD	370	368,150
			2,052,610
Mongolia | 0.3%
Mongolia Government International Bonds:
10.875%, 04/06/21	USD	425	489,281
5.125%, 12/05/22	USD	180	169,200
			658,481
Morocco | 0.2%
Kingdom of Morocco, 5.500%, 12/11/42	USD	320	340,400
Mozambique | 0.5%
Mozambique International Bond, 10.500%, 01/18/23	USD	1,592	1,074,600
Oman | 0.5%
Oman Government International Bond, 6.500%, 03/08/47 (d)	USD	975	1,028,625
Paraguay | 0.2%
Republic of Paraguay:
4.625%, 01/25/23	USD	160	166,200
5.000%, 04/15/26 (d)	USD	50	52,000
4.700%, 03/27/27 (d)	USD	80	81,400
6.100%, 08/11/44	USD	95	101,175
			400,775
Portugal | 0.7%
Republic of Portugal, 5.125%, 10/15/24	USD	1,503	1,456,708
Romania | 0.4%
Romania Government Bonds:
5.850%, 04/26/23	RON	1,650	442,826
6.125%, 01/22/44	USD	320	393,600
			836,426
Description	Security Currency	Principal Amount (000)	Fair Value
Russia | 0.8%
Russia Foreign Bond, 5.875%, 09/16/43	USD	600	$681,600
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	33,000	578,540
7.050%, 01/19/28	RUB	32,000	534,210
			1,794,350
Senegal | 0.1%
Republic of Senegal, 8.750%, 05/13/21	USD	200	227,000
Sri Lanka | 0.1%
Republic of Sri Lanka, 6.250%, 07/27/21	USD	185	194,713
Turkey | 0.4%
Turkey Government Bonds:
10.500%, 01/15/20	TRY	1,900	518,593
8.500%, 09/14/22	TRY	1,730	430,780
			949,373
Uganda | 0.2%
Uganda Government Bonds:
16.375%, 09/05/19	UGX	486,800	138,409
18.375%, 02/18/21	UGX	528,900	156,221
16.500%, 05/13/21	UGX	333,700	93,638
			388,268
Ukraine | 0.8%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	1,515	1,545,300
7.750%, 09/01/20	USD	100	99,850
			1,645,150
Uruguay | 0.6%
Republica Orient Uruguay, 5.000%, 09/14/18	UYU	26,749	927,715
4.375%, 12/15/28	UYU	2,178	70,020
Uruguay Notas del Tesoro, 13.250%, 04/08/18	UYU	1,600	55,729
Uruguay Treasury Bills:
0.000%, 09/29/17	UYU	370	12,162
0.000%, 02/08/18	UYU	3,200	100,155
0.000%, 03/08/18	UYU	3,022	93,613
			1,259,394
Vietnam | 0.1%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	325	355,063
Total Foreign Government Obligations (Cost $37,424,648)			38,003,987

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Multi Asset Portfolio (continued)
Quasi Government Bonds | 1.2%
Mexico | 0.3%
Petroleos Mexicanos, 4.770%, 03/11/22 (d), (e)	USD	715	$768,625
South Africa | 0.4%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	375	376,500
6.750%, 08/06/23	USD	370	374,440
			750,940
Ukraine | 0.2%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	450	451,350
Venezuela | 0.3%
Petroleos de Venezuela SA, 5.250%, 04/12/17	USD	620	593,030
Total Quasi Government Bonds (Cost $2,527,405)			2,563,945
Supranationals | 0.1%
European Investment Bank, 7.200%, 07/09/19 (d) (Cost $231,069)	IDR	3,000,000	228,819
US Treasury Securities | 5.4%
US Treasury Notes:
0.625%, 05/31/17	USD	2,000	1,999,790
0.750%, 06/30/17	USD	2,500	2,499,415
0.500%, 07/31/17	USD	2,500	2,497,650
0.625%, 08/31/17	USD	2,500	2,497,460
0.625%, 09/30/17	USD	2,000	1,997,429
Total US Treasury Securities (Cost $11,497,317)			11,491,744

		Fair
Description	Shares	Value
Short-Term Investment | 14.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $30,574,865)	30,574,865	$30,574,865

		Number of	Fair
Description	Counterparty	Contracts	Value
Purchased Options | 0.0%
USD vs BRL May 17 3.35 Put, Expires 05/18/17	JPMS	11,800	$74,104
USD vs MYR Aug 17 4.35 Put, Expires 08/28/17	JPMS	22,100	16,796
Total Purchased Options (Cost $54,164)			90,900

		Fair
Description	Shares	Value
Warrants | 0.0%
Brazil | 0.0%
Iochpe Maxion SA Expires 04/20/19	5,284	$8,473
United Kingdom | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17	64,000	0
Total Warrants (Cost $0)		8,473
Total Investments | 99.9% (Cost $196,008,066) (b), (g)		$211,647,413
Cash and Other Assets in Excess of Liabilities | 0.1%		252,828
Net Assets | 100.0%		$211,900,241

Lazard Emerging Markets Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	4,220,250	USD	269,578	BNP	04/03/17	$4,686	$—
ARS	4,149,030	USD	251,000	BNP	05/02/17	15,564	—
ARS	2,248,980	USD	146,113	CIT	04/03/17	44	—
ARS	1,124,700	USD	72,398	CIT	04/05/17	664	—
ARS	3,880,100	USD	230,000	CIT	04/05/17	22,055	—
ARS	4,937,860	USD	311,537	CIT	05/02/17	5,708	—
ARS	3,585,030	USD	219,000	CIT	05/24/17	8,947	—
ARS	1,500,625	USD	87,500	CIT	07/10/17	5,956	—
ARS	3,839,000	USD	220,000	CIT	07/10/17	19,085	—
ARS	3,944,500	USD	230,000	CIT	07/10/17	15,655	—
ARS	3,956,000	USD	230,000	CIT	07/11/17	16,250	—
ARS	2,669,610	USD	159,000	CIT	09/29/17	877	—
ARS	3,742,200	USD	220,000	JPM	04/06/17	22,997	—
BRL	100,288	USD	31,145	BRC	04/04/17	889	—
BRL	100,288	USD	30,996	BRC	04/05/17	1,031	—
BRL	779,814	USD	239,354	BRC	04/05/17	9,677	—
BRL	984,901	USD	300,587	BRC	04/05/17	13,938	—
BRL	1,320,189	USD	402,558	BRC	04/05/17	19,040	—
BRL	1,350,825	USD	411,341	BRC	04/05/17	20,040	—
BRL	2,825,659	USD	855,700	BRC	04/05/17	46,665	—
BRL	1,493,135	USD	471,348	BRC	05/10/17	1,701	—
BRL	1,493,135	USD	472,332	BRC	05/10/17	717	—
BRL	1,493,135	USD	472,945	BRC	05/10/17	103	—
BRL	452,057	USD	142,000	CIT	04/20/17	1,859	—
BRL	157,150	USD	50,000	CIT	05/03/17	—	133
BRL	899,664	USD	285,707	CIT	05/03/17	—	223
BRL	195,461	USD	61,821	CIT	05/10/17	104	—
BRL	1,493,134	USD	471,600	CIT	05/10/17	1,448	—
BRL	1,493,134	USD	472,182	CIT	05/10/17	866	—
BRL	1,804,513	USD	546,408	JPM	04/05/17	29,857	—
BRL	99,718	USD	32,000	JPM	04/06/17	—	163
BRL	99,824	USD	32,000	JPM	04/06/17	—	130
BRL	100,918	USD	32,000	JPM	05/03/17	24	—
BRL	1,493,135	USD	471,392	JPM	05/10/17	1,656	—
BRL	1,493,135	USD	472,257	JPM	05/10/17	792	—
BRL	1,493,135	USD	472,347	JPM	05/10/17	702	—
BRL	100,288	USD	31,653	SCB	04/04/17	382	—
BRL	101,552	USD	32,000	SCB	04/04/17	439	—
BRL	101,552	USD	32,052	SCB	04/04/17	387	—
BRL	203,507	USD	62,473	SCB	04/05/17	2,516	—
BRL	685,980	USD	207,892	SCB	04/05/17	11,174	—
BRL	99,552	USD	32,000	SCB	04/06/17	—	216
BRL	100,304	USD	32,000	SCB	04/06/17	24	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	101,552	USD	32,547	SCB	04/06/17	$—	$125
BRL	195,461	USD	61,718	SCB	04/17/17	525	—
BRL	100,288	USD	31,713	SCB	05/10/17	60	—
BRL	1,493,135	USD	471,363	SCB	05/10/17	1,686	—
BRL	1,493,135	USD	472,138	SCB	05/10/17	911	—
BRL	1,493,135	USD	472,354	SCB	05/10/17	694	—
BRL	309,225	USD	92,663	SCB	02/09/18	232	—
BRL	363,944	USD	109,887	SCB	02/09/18	—	554
BRL	865,430	USD	265,673	UBS	04/05/17	10,699	—
BRL	3,136,331	USD	957,442	UBS	04/05/17	44,135	—
BRL	3,182,528	USD	968,659	UBS	04/05/17	47,671	—
BRL	3,538,720	USD	1,079,413	UBS	04/05/17	50,666	—
BRL	98,400	USD	32,000	UBS	04/06/17	—	584
BRL	99,616	USD	32,000	UBS	04/06/17	—	196
BRL	100,154	USD	32,000	UBS	04/06/17	—	24
BRL	100,544	USD	32,000	UBS	04/06/17	100	—
BRL	1,493,134	USD	472,436	UBS	05/10/17	612	—
CAD	1,158,695	USD	872,380	BRC	04/04/17	—	1,069
CAD	715,040	USD	534,809	JPM	04/04/17	2,884	—
CAD	357,520	USD	269,450	JPM	07/05/17	—	262
CAD	1,001,344	USD	750,000	JPM	07/05/17	3,944	—
CLP	314,070,000	USD	475,000	HSB	04/24/17	471	—
CNY	492,456	USD	71,000	HSB	04/06/17	448	—
CNY	1,599,675	USD	231,000	HSB	04/06/17	1,089	—
CNY	2,027,385	USD	292,000	HSB	05/12/17	1,489	—
CNY	2,487,960	USD	360,000	HSB	05/26/17	—	127
CNY	2,126,129	USD	307,000	HSB	06/06/17	342	—
COP	285,216,000	USD	96,000	BNP	04/28/17	2,875	—
COP	430,505,000	USD	145,000	BNP	04/28/17	4,242	—
COP	699,595,000	USD	235,000	BNP	04/28/17	7,526	—
COP	86,124,811	USD	29,668	BRC	04/18/17	230	—
COP	383,196,000	USD	132,000	BRC	04/18/17	1,023	—
COP	387,552,000	USD	132,000	BRC	04/18/17	2,535	—
COP	460,683,000	USD	153,000	BRC	06/13/17	5,728	—
COP	865,752,187	USD	297,560	BRC	06/13/17	733	—
COP	450,432,000	USD	153,000	JPM	06/13/17	2,196	—
COP	453,033,000	USD	153,000	JPM	06/13/17	3,092	—
COP	454,639,500	USD	153,000	JPM	06/13/17	3,645	—
COP	460,683,000	USD	153,000	JPM	06/13/17	5,728	—
COP	462,213,000	USD	153,000	JPM	06/13/17	6,255	—
COP	463,743,000	USD	153,000	JPM	06/13/17	6,782	—
COP	1,743,464,800	USD	581,000	SCB	04/12/17	24,722	—
COP	385,572,000	USD	132,000	SCB	04/18/17	1,847	—
COP	385,704,000	USD	132,000	SCB	04/18/17	1,893	—
COP	389,202,000	USD	132,000	SCB	04/18/17	3,107	—
COP	394,020,000	USD	132,000	SCB	04/18/17	4,780	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
COP	465,656,265	USD	153,000	SCB	06/13/17	$7,441	$—
COP	772,070,246	USD	264,498	SCB	06/13/17	1,518	—
COP	383,196,000	USD	132,000	UBS	04/18/17	1,023	—
COP	385,308,000	USD	132,000	UBS	04/18/17	1,756	—
COP	385,572,000	USD	132,000	UBS	04/18/17	1,847	—
COP	494,475,189	USD	170,332	UBS	04/18/17	1,320	—
COP	447,372,000	USD	153,000	UBS	06/13/17	1,141	—
COP	450,738,000	USD	153,000	UBS	06/13/17	2,301	—
COP	899,188,684	USD	307,941	UBS	06/13/17	1,873	—
CZK	5,427,647	EUR	202,000	BNP	06/28/17	283	—
CZK	5,886,000	EUR	218,000	CIT	05/03/17	769	—
CZK	23,749,650	EUR	8,90,000	CIT	02/27/18	—	488
DOP	11,559,510	USD	243,000	CIT	04/27/17	7,100	—
EGP	1,002,400	USD	56,000	CIT	05/30/17	—	930
EGP	2,632,500	USD	150,000	CIT	06/08/17	—	5,488
EGP	4,435,200	USD	252,000	CIT	06/12/17	—	8,617
EUR	182,000	HUF	56,420,000	BNP	05/02/17	—	812
EUR	101,000	RON	457,197	JPM	08/01/17	1,002	—
EUR	1,067	RSD	133,110	CIT	05/15/17	—	5
EUR	493,000	RSD	61,570,770	CIT	05/15/17	—	3,046
EUR	480,522	USD	523,044	CIT	05/15/17	—	9,469
GHS	543,375	USD	115,000	BRC	07/17/17	3,169	—
GHS	481,500	USD	107,000	CIT	04/06/17	4,844	—
GHS	402,900	USD	85,000	JPM	06/09/17	4,867	—
GHS	718,500	USD	150,000	SCB	05/08/17	13,468	—
HUF	70,386,750	EUR	225,000	BNP	05/02/17	3,208	—
HUF	204,031,690	USD	703,000	BNP	05/02/17	2,954	—
HUF	161,929,110	USD	559,379	BNP	08/29/17	3,387	—
HUF	248,250,150	USD	870,000	UBS	05/05/17	—	10,962
IDR	4,808,227,813	USD	338,013	BRC	12/11/17	13,546	—
IDR	6,156,547,287	USD	433,072	BRC	12/13/17	16,997	—
IDR	4,808,227,813	USD	333,951	BRC	12/27/17	17,146	—
IDR	6,156,547,287	USD	427,568	BRC	12/27/17	21,984	—
IDR	1,226,945,617	USD	86,557	BRC	01/05/18	2,961	—
IDR	1,266,633,065	USD	89,357	BRC	01/05/18	3,057	—
IDR	2,001,159,224	USD	141,026	BRC	01/05/18	4,979	—
IDR	5,746,673,598	USD	406,413	BRC	01/05/18	12,865	—
IDR	2,296,338,338	USD	164,789	BRC	01/08/18	2,668	—
IDR	2,315,680,000	USD	164,000	CIT	05/02/17	9,263	—
IDR	10,413,450,000	USD	730,000	CIT	12/14/17	31,203	—
IDR	10,402,500,000	USD	730,000	CIT	12/15/17	30,341	—
IDR	10,402,500,000	USD	721,794	CIT	12/27/17	37,798	—
IDR	10,402,500,000	USD	721,945	CIT	12/27/17	37,648	—
IDR	3,006,712,151	USD	212,067	CIT	01/05/18	7,303	—
IDR	7,582,606,799	USD	535,306	CIT	01/05/18	17,922	—
IDR	9,231,275,977	USD	650,643	CIT	01/05/18	22,871	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	9,278,332,055	USD	654,231	CIT	01/05/18	$22,717	$—
IDR	1,908,900,000	USD	135,000	HSB	05/09/17	7,714	—
IDR	5,576,022,188	USD	391,988	JPM	12/11/17	15,710	—
IDR	4,509,889,709	USD	316,928	JPM	12/13/17	12,763	—
IDR	10,402,500,000	USD	730,000	JPM	12/14/17	30,403	—
IDR	4,509,889,709	USD	313,187	JPM	12/27/17	16,126	—
IDR	5,576,022,188	USD	387,493	JPM	12/27/17	19,669	—
IDR	5,835,916,604	USD	405,216	JPM	12/27/17	20,924	—
IDR	3,775,879,942	USD	266,376	JPM	01/05/18	9,112	—
IDR	3,791,326,736	USD	267,371	JPM	01/05/18	9,244	—
IDR	6,200,107,251	USD	438,282	JPM	01/05/18	14,079	—
IDR	2,628,459,024	USD	188,488	JPM	01/08/18	3,189	—
IDR	10,088,456,136	USD	733,973	JPM	01/08/18	1,712	—
IDR	2,696,354,136	USD	196,027	SCB	01/08/18	600	—
IDR	3,020,037,513	USD	216,723	SCB	01/08/18	3,508	—
IDR	3,791,326,736	USD	267,371	UBS	01/05/18	9,244	—
INR	11,075,440	USD	167,000	BRC	08/16/17	559	—
INR	11,122,200	USD	167,000	BRC	08/16/17	1,267	—
INR	44,294,358	USD	647,294	BRC	08/16/17	22,831	—
INR	11,015,320	USD	167,000	CIT	08/16/17	—	350
INR	39,694,880	USD	604,000	HSB	05/23/17	3,254	—
INR	22,586,750	USD	334,000	JPM	04/10/17	13,561	—
INR	15,709,400	USD	229,000	JPM	04/17/17	12,496	—
INR	10,664,181	USD	155,818	JPM	08/16/17	5,519	—
INR	11,088,800	USD	167,000	JPM	08/16/17	761	—
INR	11,088,800	USD	167,000	JPM	08/16/17	761	—
INR	10,052,989	USD	146,888	SCB	08/16/17	5,203	—
INR	11,074,605	USD	167,000	SCB	08/16/17	547	—
INR	11,080,450	USD	167,000	SCB	08/16/17	635	—
INR	11,092,975	USD	167,000	SCB	08/16/17	825	—
INR	11,015,320	USD	167,000	UBS	08/16/17	—	350
INR	11,046,215	USD	167,000	UBS	08/16/17	117	—
KES	26,400,000	USD	250,000	BRC	05/30/17	3,745	—
KRW	555,428,436	USD	460,157	BRC	04/05/17	36,522	—
KRW	1,030,931,501	USD	854,269	JPM	04/05/17	67,619	—
KRW	406,531,840	USD	352,000	JPM	04/13/17	11,575	—
KRW	1,321,246,000	USD	1,180,000	JPM	07/06/17	2,766	—
KRW	543,402,212	USD	450,284	SCB	04/05/17	35,642	—
KRW	266,627,500	USD	230,000	SCB	04/13/17	8,454	—
KZT	35,370,000	USD	111,349	CIT	04/27/17	521	—
KZT	76,266,000	USD	228,000	CIT	04/27/17	13,218	—
KZT	162,112,500	USD	495,000	SCB	05/15/17	14,978	—
KZT	72,253,200	USD	228,000	SCB	05/31/17	—	1,685
MXN	2,151,811	USD	112,000	BRC	04/18/17	2,683	—
MXN	2,157,714	USD	112,000	BRC	04/18/17	2,997	—
MXN	2,192,120	USD	112,000	BRC	04/18/17	4,831	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MXN	2,117,136	USD	112,000	CIT	04/18/17	$835	$—
MXN	2,133,712	USD	112,000	JPM	04/18/17	1,718	—
MXN	2,148,708	USD	112,000	JPM	04/18/17	2,517	—
MXN	2,154,376	USD	112,000	SCB	04/18/17	2,819	—
MXN	7,375,914	USD	390,000	SCB	04/18/17	3,106	—
MXN	2,113,451	USD	112,000	UBS	04/18/17	638	—
MXN	2,127,552	USD	112,000	UBS	04/18/17	1,390	—
MXN	2,133,264	USD	112,000	UBS	04/18/17	1,694	—
PEN	665,813	USD	201,000	BNP	04/03/17	3,960	—
PEN	323,303	USD	99,665	CIT	04/03/17	—	141
PEN	444,406	USD	137,162	CIT	04/03/17	—	359
PEN	370,380	USD	113,000	CIT	05/05/17	679	—
PEN	751,578	USD	229,000	SCB	04/21/17	1,982	—
PEN	1,691,614	USD	511,000	SCB	05/17/17	7,604	—
PHP	8,416,800	USD	167,000	BRC	04/18/17	639	—
PHP	12,023,010	USD	237,000	HSB	06/14/17	1,853	—
PHP	8,365,865	USD	167,000	JPM	04/18/17	—	375
PHP	8,369,205	USD	167,000	JPM	04/18/17	—	309
PHP	8,388,410	USD	167,000	JPM	04/18/17	74	—
PHP	8,415,965	USD	167,000	JPM	04/18/17	623	—
PHP	2,653,110	USD	52,893	SCB	04/03/17	—	16
PHP	18,714,960	USD	374,000	SCB	04/03/17	—	1,006
PHP	22,298,950	USD	445,000	SCB	04/11/17	—	723
PHP	8,369,205	USD	167,000	SCB	04/18/17	—	309
PHP	8,397,595	USD	167,000	SCB	04/18/17	257	—
PHP	8,368,370	USD	167,000	UBS	04/18/17	—	325
PHP	8,402,605	USD	167,000	UBS	04/18/17	357	—
PLN	4,791,788	USD	1,220,000	BRC	04/18/17	—	11,861
PLN	1,781,405	USD	437,364	CIT	05/19/17	11,638	—
PLN	1,205,994	USD	296,084	JPM	05/19/17	7,886	—
PLN	1,143,617	USD	292,500	SCB	04/18/17	—	4,163
RON	984,191	USD	250,577	CIT	04/13/17	—	19,971
RON	1,375,664	USD	322,358	CIT	08/01/17	723	—
RSD	61,703,880	EUR	493,000	CIT	05/15/17	4,192	—
RUB	10,541,049	USD	170,749	BRC	04/10/17	16,285	—
RUB	14,491,122	USD	239,784	BRC	04/10/17	17,339	—
RUB	14,634,367	USD	240,450	BRC	04/10/17	19,214	—
RUB	26,499,811	USD	437,316	BRC	04/10/17	32,881	—
RUB	31,924,113	USD	514,907	BRC	04/10/17	51,536	—
RUB	45,364,419	USD	745,284	BRC	04/10/17	59,635	—
RUB	30,163,912	USD	523,802	BRC	07/10/17	591	—
RUB	30,163,910	USD	523,815	CIT	07/10/17	577	—
RUB	12,307,189	USD	202,050	JPM	04/10/17	16,321	—
RUB	16,135,685	USD	264,716	JPM	04/10/17	21,587	—
RUB	33,093,884	USD	535,093	JPM	04/10/17	52,106	—
RUB	37,180,430	USD	612,684	JPM	04/10/17	47,024	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
RUB	48,413,738	USD	800,216	JPM	04/10/17	$58,809	$—
RUB	52,397,652	USD	849,251	JPM	04/10/17	80,463	—
RUB	30,163,912	USD	523,834	SCB	07/10/17	559	—
RUB	30,163,912	USD	524,016	UBS	07/10/17	377	—
SGD	2,881,849	USD	2,065,353	BRC	05/15/17	—	4,514
THB	16,251,600	USD	464,000	SCB	04/10/17	8,916	—
TRY	353,943	USD	97,000	BRC	04/18/17	—	32
TRY	354,069	USD	97,000	CIT	04/18/17	3	—
TRY	188,374	USD	51,000	CIT	05/08/17	314	—
TRY	848,923	USD	232,000	CIT	05/08/17	—	748
TRY	1,410,038	USD	367,561	CIT	05/08/17	16,543	—
TRY	725,999	USD	200,508	HSB	05/02/17	—	2,402
TRY	351,484	USD	97,000	JPM	04/18/17	—	706
TRY	353,580	USD	97,000	JPM	04/18/17	—	132
TRY	355,195	USD	97,000	JPM	04/18/17	311	—
TRY	591,755	USD	163,000	JPM	05/08/17	—	1,802
TRY	146,328	USD	40,000	SCB	04/18/17	89	—
TRY	354,656	USD	97,000	SCB	04/18/17	163	—
TRY	356,824	USD	97,000	SCB	04/18/17	757	—
TRY	364,812	USD	97,000	SCB	04/18/17	2,946	—
TRY	352,673	USD	97,000	UBS	04/18/17	—	380
TRY	353,827	USD	97,000	UBS	04/18/17	—	64
TWD	23,117,165	USD	762,666	JPM	04/05/17	—	792
TWD	23,117,165	USD	715,480	JPM	04/05/17	46,394	—
TWD	32,713,200	USD	1,080,000	JPM	07/06/17	2,663	—
TWD	6,039,267	USD	199,243	SCB	04/05/17	—	207
TWD	6,039,267	USD	187,003	SCB	04/05/17	12,033	—
UGX	388,624,000	USD	107,000	SCB	04/10/17	335	—
USD	126,000	ARS	1,971,270	BNP	04/03/17	—	2,109
USD	146,113	ARS	2,248,980	BNP	04/03/17	—	44
USD	145,189	ARS	2,248,980	CIT	04/03/17	—	967
USD	320,000	ARS	5,004,800	CIT	04/05/17	—	5,117
USD	46,505	ARS	721,291	CIT	04/06/17	—	332
USD	69,847	ARS	1,081,936	CIT	04/06/17	—	407
USD	92,950	ARS	1,442,581	CIT	04/06/17	—	723
USD	69,191	ARS	1,124,700	CIT	07/10/17	—	853
USD	31,984	ARS	496,392	JPM	04/06/17	—	249
USD	31,653	BRL	100,288	BRC	04/04/17	—	382
USD	31,138	BRL	100,288	BRC	04/05/17	—	889
USD	474,765	BRL	1,493,135	BRC	04/05/17	—	2,063
USD	475,748	BRL	1,493,135	BRC	04/05/17	—	1,080
USD	476,279	BRL	1,493,135	BRC	04/05/17	—	549
USD	285,850	BRL	1,001,331	BRC	02/09/18	—	14,961
USD	475,006	BRL	1,493,134	CIT	04/05/17	—	1,821
USD	475,520	BRL	1,493,134	CIT	04/05/17	—	1,307
USD	287,157	BRL	899,664	CIT	04/06/17	—	75

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	62,130	BRL	195,461	CIT	04/17/17	$—	$113
USD	198,000	BRL	617,067	CIT	04/20/17	1,630	—
USD	474,840	BRL	1,493,135	JPM	04/05/17	—	1,988
USD	475,596	BRL	1,493,135	JPM	04/05/17	—	1,231
USD	475,672	BRL	1,493,135	JPM	04/05/17	—	1,156
USD	890,000	BRL	2,760,780	JPM	04/05/17	8,354	—
USD	466,242	BRL	1,638,143	JPM	02/09/18	—	25,873
USD	31,959	BRL	100,288	SCB	04/04/17	—	76
USD	32,052	BRL	101,552	SCB	04/04/17	—	387
USD	32,570	BRL	101,552	SCB	04/04/17	131	—
USD	474,765	BRL	1,493,135	SCB	04/05/17	—	2,063
USD	475,521	BRL	1,493,135	SCB	04/05/17	—	1,307
USD	475,672	BRL	1,493,135	SCB	04/05/17	—	1,156
USD	131,666	BRL	461,119	SCB	02/09/18	—	6,859
USD	475,823	BRL	1,493,134	UBS	04/05/17	—	1,004
USD	466,242	BRL	1,637,770	UBS	02/09/18	—	25,761
USD	863,564	CAD	1,158,695	BRC	04/04/17	—	7,747
USD	161,898	CAD	213,172	BRC	07/05/17	1,395	—
USD	178,147	CAD	237,258	BRC	07/05/17	—	492
USD	223,141	CAD	297,799	BRC	07/05/17	—	1,081
USD	429,741	CAD	569,951	BRC	07/05/17	607	—
USD	650,935	CAD	858,127	BRC	07/05/17	4,823	—
USD	873,327	CAD	1,158,695	BRC	07/05/17	907	—
USD	969,303	CAD	1,278,319	BRC	07/05/17	6,815	—
USD	230,753	CAD	306,981	CIT	05/23/17	—	241
USD	301,853	CAD	401,719	CIT	07/05/17	—	615
USD	266,436	CAD	357,520	JPM	04/04/17	—	2,410
USD	269,156	CAD	357,520	JPM	04/04/17	310	—
USD	535,458	CAD	715,040	JPM	07/05/17	—	2,919
USD	680,259	CAD	902,295	JPM	07/05/17	891	—
USD	170,697	CAD	225,069	UBS	07/05/17	1,235	—
USD	261,859	CAD	349,398	UBS	07/05/17	—	1,215
USD	978,102	CAD	1,291,515	UBS	07/05/17	5,678	—
USD	61,000	CLP	40,536,330	HSB	04/24/17	—	368
USD	303,758	CNY	2,092,131	HSB	04/06/17	220	—
USD	220,000	COP	654,720,000	CIT	06/13/17	—	5,583
USD	147,000	COP	434,752,500	SCB	04/12/17	—	4,044
USD	146,000	CZK	3,564,276	CIT	02/27/18	1,046	—
USD	59,490	EGP	1,002,400	CIT	05/30/17	4,419	—
USD	518,006	EUR	486,522	CIT	05/15/17	—	1,982
USD	108,132	GHS	481,500	CIT	04/06/17	—	3,713
USD	165,172	GHS	718,500	CIT	05/08/17	1,705	—
USD	88,744	GHS	402,900	CIT	06/09/17	—	1,122
USD	116,245	GHS	543,375	CIT	07/17/17	—	1,924
USD	134,000	HUF	38,246,280	BNP	05/02/17	1,667	—
USD	594,039	HUF	161,929,110	BNP	08/29/17	31,273	—

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	777,829	HUF	223,575,374	BRC	05/05/17	$4,175	$—
USD	785,647	HUF	223,575,374	BRC	05/05/17	11,992	—
USD	776,999	HUF	223,575,374	CIT	05/05/17	3,345	—
USD	785,343	HUF	223,575,374	CIT	05/05/17	11,689	—
USD	776,640	HUF	223,575,374	JPM	05/05/17	2,986	—
USD	785,440	HUF	223,575,374	JPM	05/05/17	11,785	—
USD	776,196	HUF	223,575,374	SCB	05/05/17	2,541	—
USD	784,214	HUF	223,575,374	SCB	05/05/17	10,559	—
USD	334,718	IDR	4,808,227,813	BRC	12/11/17	—	16,841
USD	428,371	IDR	6,156,547,287	BRC	12/13/17	—	21,698
USD	48,000	IDR	669,744,000	BRC	01/08/18	—	840
USD	48,000	IDR	664,560,000	BRC	01/08/18	—	462
USD	48,000	IDR	659,520,000	BRC	01/08/18	—	94
USD	151,000	IDR	2,024,668,400	CIT	05/02/17	—	489
USD	394,000	IDR	5,270,439,500	CIT	05/02/17	—	342
USD	319,103	IDR	4,577,533,396	CIT	12/14/17	—	15,506
USD	723,149	IDR	10,402,500,000	CIT	12/14/17	—	37,254
USD	723,225	IDR	10,402,500,000	CIT	12/15/17	—	37,116
USD	48,000	IDR	659,760,000	CIT	01/08/18	—	112
USD	388,167	IDR	5,576,022,188	JPM	12/11/17	—	19,530
USD	313,731	IDR	4,509,889,709	JPM	12/13/17	—	15,960
USD	405,836	IDR	5,835,916,604	JPM	12/14/17	—	20,759
USD	1,180,000	IDR	16,289,900,000	JPM	01/05/18	—	8,512
USD	48,000	IDR	662,304,000	JPM	01/08/18	—	297
USD	48,000	IDR	660,720,000	JPM	01/08/18	—	182
USD	48,000	IDR	661,584,000	JPM	01/08/18	—	245
USD	48,000	IDR	662,880,000	SCB	01/08/18	—	339
USD	48,000	IDR	660,960,000	UBS	01/08/18	—	199
USD	48,000	IDR	662,640,000	UBS	01/08/18	—	322
USD	150,000	INR	9,835,500	JPM	04/10/17	—	1,347
USD	253,116	KES	26,400,000	CIT	05/30/17	—	629
USD	458,963	KRW	555,428,436	BRC	04/05/17	—	37,716
USD	161,209	KRW	192,967,412	BRC	07/06/17	—	11,533
USD	460,501	KRW	555,428,436	BRC	07/06/17	—	36,713
USD	577,538	KRW	695,246,104	BRC	07/06/17	—	44,839
USD	265,492	KRW	312,298,451	CIT	07/06/17	—	14,074
USD	266,231	KRW	320,755,061	CIT	07/06/17	—	20,906
USD	536,474	KRW	640,817,679	CIT	07/06/17	—	37,180
USD	540,626	KRW	643,128,333	CIT	07/06/17	—	35,096
USD	851,962	KRW	1,030,931,501	JPM	04/05/17	—	69,926
USD	253,407	KRW	303,492,800	JPM	07/06/17	—	18,277
USD	266,231	KRW	320,249,222	JPM	07/06/17	—	20,453
USD	270,313	KRW	321,834,479	JPM	07/06/17	—	17,790
USD	432,317	KRW	517,082,966	JPM	07/06/17	—	30,570
USD	855,119	KRW	1,030,931,501	JPM	07/06/17	—	67,760
USD	449,074	KRW	543,402,212	SCB	04/05/17	—	36,851

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	82,000	KRW	91,946,600	SCB	04/13/17	$—	$231
USD	202,008	KRW	237,621,799	SCB	07/06/17	—	10,709
USD	253,301	KRW	303,492,800	SCB	07/06/17	—	18,382
USD	299,061	KRW	355,781,433	SCB	07/06/17	—	19,430
USD	450,601	KRW	543,402,212	SCB	07/06/17	—	35,847
USD	232,000	KZT	74,240,000	CIT	05/15/17	—	1,546
USD	273,000	MXN	5,228,441	JPM	04/27/17	—	5,270
USD	99,665	PEN	323,303	BNP	04/03/17	141	—
USD	105,000	PEN	342,510	BNP	04/03/17	—	436
USD	236,000	PEN	767,708	CIT	04/03/17	—	327
USD	136,740	PEN	444,406	CIT	05/05/17	340	—
USD	121,000	PHP	6,087,510	SCB	04/03/17	—	326
USD	304,000	PHP	15,280,560	SCB	04/03/17	—	545
USD	52,903	PHP	2,653,110	SCB	04/11/17	44	—
USD	24,000	PLN	97,807	JPM	05/19/17	—	652
USD	108,000	PLN	428,036	JPM	05/19/17	114	—
USD	467,119	RON	1,955,128	CIT	11/09/17	7,284	—
USD	248,942	RON	984,191	JPM	04/13/17	18,336	—
USD	13,626	RUB	814,648	BRC	04/10/17	—	829
USD	100,049	RUB	5,966,086	BRC	04/10/17	—	5,810
USD	151,000	RUB	8,944,183	BRC	04/10/17	—	7,700
USD	151,000	RUB	8,719,948	BRC	04/10/17	—	3,722
USD	194,613	RUB	11,638,146	BRC	04/10/17	—	11,888
USD	534,632	RUB	30,163,912	BRC	04/10/17	—	579
USD	534,632	RUB	30,163,910	CIT	04/10/17	—	579
USD	600,000	RUB	35,017,500	CIT	04/10/17	—	21,330
USD	95,000	RUB	5,617,730	CIT	06/13/17	—	3,207
USD	477,000	RUB	28,350,495	CIT	06/13/17	—	18,612
USD	16,374	RUB	979,414	JPM	04/10/17	—	1,004
USD	119,951	RUB	7,117,039	JPM	04/10/17	—	6,330
USD	151,000	RUB	8,974,308	JPM	04/10/17	—	8,235
USD	151,000	RUB	9,053,281	JPM	04/10/17	—	9,636
USD	151,000	RUB	8,989,785	JPM	04/10/17	—	8,510
USD	151,000	RUB	8,794,240	JPM	04/10/17	—	5,040
USD	151,000	RUB	8,760,265	JPM	04/10/17	—	4,437
USD	151,000	RUB	8,677,593	JPM	04/10/17	—	2,970
USD	151,000	RUB	8,805,037	JPM	04/10/17	—	5,231
USD	175,387	RUB	10,486,392	JPM	04/10/17	—	10,677
USD	151,000	RUB	9,029,423	SCB	04/10/17	—	9,213
USD	534,632	RUB	30,163,912	SCB	04/10/17	—	579
USD	1,057,000	RUB	61,560,526	SCB	04/10/17	—	35,294
USD	534,821	RUB	30,163,912	UBS	04/10/17	—	390
USD	454,826	SGD	647,400	BRC	05/15/17	—	8,136
USD	128,000	SGD	179,302	JPM	05/15/17	—	221
USD	128,000	SGD	178,752	JPM	05/15/17	173	—
USD	509,251	SGD	724,944	JPM	05/15/17	—	9,164

Lazard Emerging Markets Multi Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	128,000	SGD	180,732	SCB	05/15/17	$—	$1,243
USD	128,000	SGD	179,379	SCB	05/15/17	—	276
USD	555,923	SGD	791,340	SCB	05/15/17	—	9,972
USD	148,000	TRY	542,302	HSB	05/02/17	20	—
USD	53,000	TRY	198,190	JPM	05/08/17	—	988
USD	219,000	TRY	824,163	JPM	05/08/17	—	5,507
USD	518,364	TRY	1,909,807	JPM	05/08/17	—	1,881
USD	221,366	TWD	6,960,860	BRC	07/06/17	—	9,008
USD	238,728	TWD	7,630,948	BRC	07/06/17	—	13,823
USD	240,356	TWD	7,660,143	BRC	07/06/17	—	13,161
USD	454,642	TWD	14,459,900	BRC	07/06/17	—	23,917
USD	490,667	TWD	15,617,943	BRC	07/06/17	—	26,218
USD	713,603	TWD	23,117,165	JPM	04/05/17	—	48,271
USD	762,666	TWD	23,117,165	JPM	04/05/17	792	—
USD	248,634	TWD	7,817,046	JPM	07/06/17	—	10,076
USD	265,705	TWD	8,468,003	JPM	07/06/17	—	14,549
USD	267,108	TWD	8,503,389	JPM	07/06/17	—	14,317
USD	454,785	TWD	14,459,900	JPM	07/06/17	—	23,774
USD	460,000	TWD	14,756,800	JPM	07/06/17	—	28,385
USD	716,811	TWD	23,117,165	JPM	07/06/17	—	48,265
USD	800,423	TWD	25,584,153	JPM	07/06/17	—	46,300
USD	186,397	TWD	6,039,267	SCB	04/05/17	—	12,639
USD	199,243	TWD	6,039,267	SCB	04/05/17	207	—
USD	70,849	TWD	2,266,814	SCB	07/06/17	—	4,173
USD	187,351	TWD	6,039,267	SCB	07/06/17	—	12,522
USD	372,224	TWD	11,834,354	SCB	07/06/17	—	19,441
USD	623,940	TWD	19,839,407	SCB	07/06/17	—	32,657
USD	503,124	ZAR	6,514,596	BRC	04/05/17	17,630	—
USD	240,000	ZAR	3,087,173	BRC	04/18/17	10,443	—
USD	680,000	ZAR	9,183,740	BRC	04/18/17	—	2,886
USD	1,600,000	ZAR	20,974,864	BRC	04/18/17	40,347	—
USD	503,058	ZAR	6,514,596	CIT	04/05/17	17,564	—
USD	216,000	ZAR	2,765,081	CIT	04/28/17	10,752	—
USD	219,000	ZAR	2,890,581	CIT	04/28/17	4,436	—
USD	502,980	ZAR	6,514,597	HSB	04/05/17	17,486	—
USD	502,282	ZAR	6,514,596	JPM	04/05/17	16,788	—
USD	259,400	ZAR	3,404,599	JPM	04/18/17	6,240	—
USD	502,243	ZAR	6,514,596	SCB	04/05/17	16,750	—
USD	105,000	ZAR	1,364,003	SCB	04/18/17	3,575	—
USD	650,000	ZAR	8,220,713	UBS	04/05/17	37,360	—
ZAR	459,117	USD	33,091	BRC	04/05/17	1,125	—
ZAR	1,144,704	USD	82,547	BRC	04/05/17	2,761	—
ZAR	1,677,502	USD	121,293	BRC	04/05/17	3,721	—
ZAR	4,321,075	USD	337,000	BRC	04/18/17	—	15,693
ZAR	6,514,596	USD	495,388	BRC	07/05/17	—	17,436
ZAR	789,904	USD	56,911	CIT	04/05/17	1,956	—

Lazard Emerging Markets Multi Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	3,570,233	USD	257,453	CIT	04/05/17	$8,615	$—
ZAR	5,129,554	USD	370,255	CIT	04/05/17	12,019	—
ZAR	6,514,596	USD	495,324	CIT	07/05/17	—	17,372
ZAR	1,747,591	USD	138,000	HSB	04/26/17	—	8,233
ZAR	6,070,110	USD	477,585	HSB	04/28/17	—	27,009
ZAR	6,514,597	USD	495,256	HSB	07/05/17	—	17,305
ZAR	815,768	USD	58,947	JPM	04/05/17	1,847	—
ZAR	3,735,789	USD	269,479	JPM	04/05/17	8,927	—
ZAR	4,225,643	USD	337,000	JPM	04/18/17	—	22,789
ZAR	4,268,105	USD	337,000	JPM	04/18/17	—	19,631
ZAR	4,292,841	USD	337,000	JPM	04/18/17	—	17,792
ZAR	6,514,596	USD	494,579	JPM	07/05/17	—	16,628
ZAR	3,150,249	USD	227,430	SCB	04/05/17	7,339	—
ZAR	3,209,430	USD	232,500	SCB	04/05/17	6,679	—
ZAR	5,129,426	USD	369,760	SCB	04/05/17	12,505	—
ZAR	5,129,554	USD	370,124	SCB	04/05/17	12,150	—
ZAR	6,852,464	USD	493,089	SCB	04/05/17	17,583	—
ZAR	4,263,320	USD	337,000	SCB	04/18/17	—	19,987
ZAR	4,319,565	USD	337,000	SCB	04/18/17	—	15,805
ZAR	4,416,891	USD	337,000	SCB	04/18/17	—	8,568
ZAR	6,514,596	USD	494,542	SCB	07/05/17	—	16,590
ZAR	4,221,545	USD	337,000	UBS	04/18/17	—	23,094
ZAR	4,249,907	USD	337,000	UBS	04/18/17	—	20,985
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,468,722	$1,936,652

Written Options open at March 31, 2017:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Premium	Fair Value
USD vs BRL May 17 3.15 Put	JPMS	11,800	$3.18	05/18/17	$8,773	$(25,724)

Credit Default Swap Agreements open at March 31, 2017:

					Receive	S&P		Upfront
Referenced		Notional	Expiration	Buy/	(Pay)	Credit	Fair	Premiums Paid	Unrealized
Obligation	Counterparty	Amount	Date	Sell	Rate	Rating	Value	(Received)	Depreciation
CDX EM 27	BRC	23,910,000	06/20/22	Buy	(1.000)%	CCC – AA-	$1,260,725	$1,295,037	$34,312

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 6.5%
Argentina | 1.0%
AES Argentina Generacion SA, 7.750%, 02/02/24 (d)	USD	630	$635,021
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/22	USD	875	960,032
Genneia SA, 8.750%, 01/20/22 (d)	USD	320	333,600
Petrobras Argentina SA, 7.375%, 07/21/23	USD	620	647,125
			2,575,778
Barbados | 0.2%
Columbus Cable Barbados, Ltd., 7.375%, 03/30/21	USD	600	642,750
Brazil | 1.9%
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	4,473	5,060,081
Chile | 0.5%
AES Gener SA, 8.375%, 12/18/73	USD	590	618,762
VTR Finance BV, 6.875%, 01/15/24	USD	600	624,000
			1,242,762
Colombia | 0.1%
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	290	297,975
Georgia | 0.2%
BGEO Group JSC, 6.000%, 07/26/23	USD	575	579,313
Guatemala | 0.2%
Central American Bottling Corp., 5.750%, 01/31/27 (d)	USD	370	384,337
Comcel Trust, 6.875%, 02/06/24	USD	295	305,178
			689,515
India | 0.8%
Greenko Dutch BV, 8.000%, 08/01/19	USD	565	596,640
Neerg Energy, Ltd., 6.000%, 02/13/22 (d)	USD	675	683,438
Vedanta Resources PLC:
6.000%, 01/31/19	USD	295	303,481
6.375%, 07/30/22 (d)	USD	450	453,150
			2,036,709
Mexico | 0.2%
Cemex SAB de CV, 7.750%, 04/16/26	USD	460	517,500
Description	Security Currency	Principal Amount (000)	Fair Value
Russia | 1.0%
Evraz Group SA:
8.250%, 01/28/21	USD	600	$671,250
5.375%, 03/20/23 (d)	USD	475	475,950
GTH Finance BV, 7.250%, 04/26/23	USD	770	847,231
Sberbank of Russia, 5.500%, 02/26/24 (e)	USD	600	617,400
			2,611,831
Turkey | 0.4%
Turkiye Garanti Bankasi AS, 4.750%, 10/17/19	USD	300	304,125
Turkiye Is Bankasi, 5.500%, 04/21/19	USD	590	603,570
			907,695
Total Corporate Bonds (Cost $16,524,224)			17,161,909
Foreign Government Obligations | 79.9%
Angola | 0.2%
Republic of Angola, 9.500%, 11/12/25 (d)	USD	387	398,610
Republic of Angola Northern Lights III BV, 7.000%, 08/17/19	USD	203	209,235
			607,845
Argentina | 4.1%
Argentine Bonos del Tesoro, 15.500%, 10/17/26	ARS	22,200	1,523,777
Republic of Argentina:
22.808%, 10/09/17 (e)	ARS	2,740	179,349
22.806%, 03/01/18 (e)	ARS	4,730	314,432
22.750%, 03/05/18	ARS	15,700	1,059,693
21.200%, 09/19/18	ARS	2,120	143,982
21.822%, 03/11/19 (e)	ARS	1,010	68,119
5.625%, 01/26/22 (d)	USD	2,570	2,631,680
7.500%, 04/22/26 (d)	USD	2,110	2,242,930
6.875%, 01/26/27	USD	655	662,860
7.125%, 07/06/36	USD	605	585,942
7.625%, 04/22/46 (d)	USD	1,365	1,388,887
			10,801,651

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Azerbaijan | 0.4%
Republic of Azerbaijan, 4.750%, 03/18/24	USD	1,105	$1,111,630
Belize | 0.2%
Republic of Belize, 4.938%, 02/20/34 (f)	USD	995	644,263
Bolivia | 0.7%
Bolivian Government International Bond, 4.500%, 03/20/28	USD	2,010	1,969,800
Brazil | 6.4%
Brazil Letras do Tesouro Nacional:
0.000%, 10/01/18	BRL	1,430	398,872
0.000%, 01/01/20	BRL	9,170	2,271,878
Brazil NTN-B, 6.000%, 08/15/50	BRL	2,048	2,180,296
Brazil NTN-F:
10.000%, 01/01/21	BRL	9,480	3,044,605
10.000%, 01/01/23	BRL	8,550	2,737,071
10.000%, 01/01/27	BRL	13,565	4,324,818
Federal Republic of Brazil:
6.000%, 04/07/26	USD	610	663,070
8.250%, 01/20/34	USD	610	758,993
5.000%, 01/27/45	USD	760	674,500
			17,054,103
Cameroon | 0.1%
Republic of Cameroon, 9.500%, 11/19/25	USD	225	253,688
Chile | 0.7%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 02/28/21	CLP	110,000	173,229
4.500%, 03/01/26	CLP	665,000	1,044,253
Republic of Chile, 3.625%, 10/30/42	USD	710	695,800
			1,913,282
Colombia | 5.4%
Colombian Titulos De Tesoreria:
11.000%, 07/24/20	COP	2,467,000	982,233
10.000%, 07/24/24	COP	15,887,500	6,632,898
7.500%, 08/26/26	COP	6,127,000	2,249,807
Republic of Colombia:
4.375%, 07/12/21	USD	600	636,000
4.000%, 02/26/24	USD	220	226,380
4.500%, 01/28/26	USD	825	870,375
7.375%, 09/18/37	USD	1,250	1,605,000
6.125%, 01/18/41	USD	60	68,400
5.000%, 06/15/45	USD	870	872,610
			14,143,703
Description	Security Currency	Principal Amount (000)	Fair Value
Dominican Republic | 0.9%
Dominican Republic:
7.500%, 05/06/21	USD	535	$589,837
6.875%, 01/29/26	USD	210	229,950
6.875%, 01/29/26 (d)	USD	405	443,475
7.450%, 04/30/44	USD	655	723,775
6.850%, 01/27/45	USD	355	367,425
			2,354,462
Ecuador | 0.8%
Republic of Ecuador:
10.500%, 03/24/20	USD	200	212,500
10.500%, 03/24/20 (d)	USD	210	223,125
10.750%, 03/28/22	USD	928	990,640
10.750%, 03/28/22 (d)	USD	325	346,937
7.950%, 06/20/24	USD	210	199,500
			1,972,702
Egypt | 0.7%
Arab Republic of Egypt:
5.750%, 04/29/20	USD	295	306,800
6.125%, 01/31/22 (d)	USD	500	519,375
5.875%, 06/11/25	USD	490	479,465
8.500%, 01/31/47 (d)	USD	610	657,275
			1,962,915
El Salvador | 1.1%
Republic of El Salvador:
7.375%, 12/01/19	USD	300	306,750
7.750%, 01/24/23	USD	345	350,606
5.875%, 01/30/25	USD	1,421	1,266,466
6.375%, 01/18/27	USD	1,045	935,275
8.250%, 04/10/32	USD	145	143,550
			3,002,647
Gabon | 0.2%
Gabonese Republic, 6.375%, 12/12/24	USD	620	598,300
Ghana | 1.5%
Ghana Government Bonds:
25.480%, 04/24/17	GHS	380	88,617
24.440%, 05/29/17	GHS	80	18,705
23.230%, 02/19/18	GHS	460	109,542
22.490%, 04/23/18	GHS	150	35,553
23.470%, 05/21/18	GHS	390	93,297
19.040%, 09/24/18	GHS	50	11,482
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	440	105,597
21.000%, 01/07/19	GHS	2,930	687,841
Republic of Ghana:
9.250%, 09/15/22	USD	1,355	1,409,878
7.875%, 08/07/23	USD	810	783,675
8.125%, 01/18/26	USD	590	565,663
			3,909,850

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Guatemala | 0.3%
Republic of Guatemala, 4.500%, 05/03/26	USD	671	$668,605
Honduras | 0.3%
Honduras Government International Bond, 6.250%, 01/19/27 (d)	USD	515	521,242
Republic of Honduras, 8.750%, 12/16/20	USD	310	351,075
			872,317
Hungary | 1.5%
Hungary, 7.625%, 03/29/41	USD	740	1,073,000
Hungary Government Bonds:
6.000%, 11/24/23	HUF	311,220	1,300,483
5.500%, 06/24/25	HUF	421,070	1,708,917
			4,082,400
Indonesia | 6.7%
Indonesia Government Bonds:
7.875%, 04/15/19	IDR	20,328,000	1,559,057
8.375%, 03/15/24	IDR	16,703,000	1,339,367
8.375%, 09/15/26	IDR	34,368,000	2,796,431
9.000%, 03/15/29	IDR	3,987,000	333,603
8.750%, 05/15/31	IDR	39,099,000	3,245,051
8.375%, 03/15/34	IDR	14,838,000	1,175,025
8.250%, 05/15/36	IDR	25,137,000	1,986,362
Perusahaan Penerbit SBSN Indonesia III:
4.325%, 05/28/25 (d)	USD	760	780,900
4.550%, 03/29/26 (d)	USD	830	861,125
Republic of Indonesia:
5.875%, 03/13/20	USD	915	999,638
3.750%, 04/25/22	USD	175	178,500
3.375%, 04/15/23	USD	1,270	1,268,413
7.750%, 01/17/38	USD	470	649,775
6.750%, 01/15/44	USD	450	578,459
			17,751,706
Iraq | 0.3%
Republic of Iraq, 5.800%, 01/15/28	USD	845	744,656
Ivory Coast | 0.5%
Ivory Coast:
5.375%, 07/23/24	USD	630	599,287
5.750%, 12/31/32 (f)	USD	651	605,983
			1,205,270
Description	Security Currency	Principal Amount (000)	Fair Value
Jamaica | 0.2%
Government of Jamaica, 8.000%, 03/15/39	USD	563	$645,339
Jordan | 0.2%
Kingdom of Jordan:
6.125%, 01/29/26 (d)	USD	155	158,720
5.750%, 01/31/27 (d)	USD	400	392,000
			550,720
Kazakhstan | 0.7%
Republic of Kazakhstan:
3.875%, 10/14/24	USD	515	518,862
6.500%, 07/21/45 (d)	USD	1,045	1,238,325
			1,757,187
Lebanon | 1.7%
Lebanese Republic:
5.450%, 11/28/19	USD	1,210	1,234,200
8.250%, 04/12/21	USD	1,660	1,837,620
6.000%, 01/27/23	USD	550	556,875
6.650%, 04/22/24	USD	755	775,762
			4,404,457
Malaysia | 3.8%
Malaysia Government Bonds:
3.260%, 03/01/18	MYR	1,540	347,514
3.654%, 10/31/19	MYR	4,130	932,276
4.048%, 09/30/21	MYR	20,520	4,668,062
3.620%, 11/30/21	MYR	1,330	296,850
3.795%, 09/30/22	MYR	7,300	1,631,386
3.955%, 09/15/25	MYR	1,420	313,680
4.498%, 04/15/30	MYR	4,070	914,842
4.254%, 05/31/35	MYR	3,910	835,806
			9,940,416
Mexico | 6.1%
Mexican Bonos:
5.000%, 12/11/19	MXN	137,550	7,023,832
10.000%, 12/05/24	MXN	8,857	557,013
7.750%, 05/29/31	MXN	55,000	3,055,539
10.000%, 11/20/36	MXN	34,719	2,341,386
Mexican Udibonos, 4.000%, 11/15/40	MXN	3,319	186,606
United Mexican States:
3.625%, 03/15/22	USD	640	658,400
4.150%, 03/28/27	USD	650	661,375
6.050%, 01/11/40	USD	460	526,125
5.750%, 10/12/10	USD	1,100	1,094,500
			16,104,776
Mongolia | 0.7%
Mongolia Government International Bonds:
4.125%, 01/05/18	USD	1,066	1,061,864
10.875%, 04/06/21	USD	145	166,931
5.125%, 12/05/22	USD	285	267,900

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
8.750%, 03/09/24 (d)	USD	220	$239,753
			1,736,448
Morocco | 0.4%
Kingdom of Morocco, 5.500%, 12/11/42	USD	880	936,100
Mozambique | 0.5%
Mozambique International Bond, 10.500%, 01/18/23	USD	1,913	1,291,275
Namibia | 0.2%
Republic of Namibia, 5.250%, 10/29/25 (d)	USD	495	499,331
Nigeria | 0.2%
Republic of Nigeria, 7.875%, 02/16/32 (d)	USD	610	634,400
Oman | 0.4%
Oman Government International Bonds:
3.625%, 06/15/21 (d)	USD	430	434,838
6.500%, 03/08/47 (d)	USD	680	717,400
			1,152,238
Pakistan | 0.3%
Islamic Republic of Pakistan:
7.250%, 04/15/19	USD	240	253,380
8.250%, 04/15/24	USD	555	613,891
			867,271
Panama | 1.4%
Republic of Panama:
4.000%, 09/22/24	USD	350	364,438
3.750%, 03/16/25	USD	360	367,650
7.125%, 01/29/26	USD	270	340,200
8.875%, 09/30/27	USD	265	372,656
3.875%, 03/17/28	USD	255	258,825
9.375%, 04/01/29	USD	260	380,900
6.700%, 01/26/36	USD	660	831,600
4.300%, 04/29/53	USD	925	881,062
			3,797,331
Paraguay | 1.0%
Republic of Paraguay:
4.625%, 01/25/23	USD	1,440	1,495,800
5.000%, 04/15/26 (d)	USD	415	431,600
4.700%, 03/27/27 (d)	USD	680	691,900
			2,619,300
Peru | 3.2%
Republic of Peru:
6.350%, 08/12/28 (d)	PEN	941	300,444
6.950%, 08/12/31	PEN	5,730	1,896,389
Description	Security Currency	Principal Amount (000)	Fair Value
6.550%, 03/14/37	USD	572	$738,595
6.900%, 08/12/37	PEN	10,250	3,350,385
5.625%, 11/18/50	USD	1,770	2,108,513
			8,394,326
Philippines | 0.8%
Republic of Philippines:
3.625%, 09/09/25	PHP	29,000	532,325
6.375%, 10/23/34	USD	470	624,513
3.700%, 03/01/41	USD	845	836,550
			1,993,388
Poland | 3.1%
Poland Government Bonds:
0.000%, 10/25/18	PLN	14,330	3,509,634
1.500%, 04/25/20	PLN	2,690	661,365
5.250%, 10/25/20	PLN	1,900	524,054
3.250%, 07/25/25	PLN	13,670	3,441,061
			8,136,114
Romania | 0.2%
Romanian Government Bond, 4.750%, 02/24/25	RON	1,560	393,857
Russia | 4.0%
Russia Foreign Bonds:
4.750%, 05/27/26 (d)	USD	600	626,400
12.750%, 06/24/28	USD	435	765,600
5.625%, 04/04/42	USD	600	657,600
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	191,610	3,359,214
7.000%, 08/16/23	RUB	41,370	702,645
7.050%, 01/19/28	RUB	147,150	2,456,531
8.500%, 09/17/31	RUB	111,820	2,075,816
			10,643,806
South Africa | 4.7%
Republic of South Africa:
7.750%, 02/28/23	ZAR	23,957	1,736,038
10.500%, 12/21/26	ZAR	46,130	3,791,888
4.300%, 10/12/28	USD	210	197,104
8.250%, 03/31/32	ZAR	49,610	3,345,234
8.500%, 01/31/37	ZAR	19,320	1,288,759
6.250%, 03/08/41	USD	450	493,312
5.375%, 07/24/44	USD	470	462,363
8.750%, 02/28/48	ZAR	16,680	1,121,972
			12,436,670
Sri Lanka | 1.1%
Republic of Sri Lanka:
6.250%, 07/27/21	USD	210	221,025
5.750%, 01/18/22	USD	70	71,823
5.750%, 01/18/22 (d)	USD	470	481,750
5.875%, 07/25/22	USD	200	205,000
6.125%, 06/03/25	USD	535	535,000
6.850%, 11/03/25 (d)	USD	1,040	1,075,100

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
6.850%, 11/03/25	USD	235	$242,931
			2,832,629
Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26 (d)	USD	150	148,875
Thailand | 1.1%
Thailand Government Bonds:
3.625%, 06/16/23	THB	4,210	131,844
3.850%, 12/12/25	THB	32,723	1,035,863
3.580%, 12/17/27	THB	18,170	560,554
4.875%, 06/22/29	THB	34,800	1,214,803
			2,943,064
Turkey | 6.8%
Hazine Mustesarligi Varlik Kiralama AS, 5.004%, 04/06/23	USD	270	270,000
Republic of Turkey:
7.000%, 03/11/19	USD	230	245,813
7.500%, 11/07/19	USD	115	125,925
5.625%, 03/30/21	USD	540	563,625
6.250%, 09/26/22	USD	885	945,003
7.375%, 02/05/25	USD	115	130,094
4.875%, 10/09/26	USD	680	653,650
6.875%, 03/17/36	USD	625	676,562
6.000%, 01/14/41	USD	315	311,063
6.625%, 02/17/45	USD	430	457,412
Turkey Government Bonds:
6.300%, 02/14/18	TRY	16,940	4,486,167
8.500%, 07/10/19	TRY	14,780	3,867,375
7.100%, 03/08/23	TRY	2,480	572,158
9.000%, 07/24/24	TRY	4,090	1,031,601
8.000%, 03/12/25	TRY	15,900	3,742,643
			18,079,091
Ukraine | 1.9%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	1,375	1,402,500
7.750%, 09/01/19 (d)	USD	36	36,720
7.750%, 09/01/20	USD	1,640	1,637,540
7.750%, 09/01/20 (d)	USD	182	181,727
7.750%, 09/01/21	USD	865	852,025
7.750%, 09/01/22	USD	890	854,400
			4,964,912
Uruguay | 1.2%
Republica Orient Uruguay:
4.375%, 12/15/28	UYU	9,333	300,085
7.625%, 03/21/36	USD	510	663,000
5.100%, 06/18/50	USD	1,220	1,175,775
Uruguay Notas del Tesoro, 13.250%, 04/08/18	UYU	6,640	231,275
Uruguay Treasury Bills:
Description	Security Currency	Principal Amount (000)	Fair Value
0.000%, 09/29/17	UYU	1,520	$49,964
0.000%, 02/08/18	UYU	13,290	415,956
0.000%, 03/08/18	UYU	10,832	335,546
			3,171,601
Venezuela | 0.6%
Republic of Venezuela:
13.625%, 08/15/18	USD	55	45,925
7.000%, 12/01/18	USD	209	143,165
7.750%, 10/13/19	USD	245	140,875
6.000%, 12/09/20	USD	195	95,550
12.750%, 08/23/22	USD	160	92,800
9.000%, 05/07/23	USD	455	210,437
8.250%, 10/13/24	USD	260	111,800
7.650%, 04/21/25	USD	270	113,400
11.750%, 10/21/26	USD	299	155,480
9.250%, 09/15/27	USD	365	170,638
9.250%, 05/07/28	USD	228	98,040
11.950%, 08/05/31	USD	392	200,900
9.375%, 01/13/34	USD	140	60,550
7.000%, 03/31/38	USD	110	44,275
			1,683,835
Zambia | 0.3%
Republic of Zambia:
5.375%, 09/20/22	USD	215	195,650
8.500%, 04/14/24	USD	695	713,244
			908,894
Total Foreign Government Obligations (Cost $211,036,633)			211,293,446
Quasi Government Bonds | 8.0%
Ecuador | 0.1%
EP Petroecuador, 6.787%, 09/24/19 (e)	USD	303	302,632
Indonesia | 0.7%
PT Pertamina Persero:
4.875%, 05/03/22	USD	377	398,677
4.300%, 05/20/23	USD	95	97,914
6.000%, 05/03/42	USD	630	667,800
5.625%, 05/20/43	USD	660	681,641
			1,846,032
Kazakhstan | 0.7%
KazMunayGas National Co. JSC, 9.125%, 07/02/18	USD	1,725	1,857,825
Mexico | 1.6%
Banco Nacional de Comercio Exterior SNC, 3.800%, 08/11/26 (d), (e)	USD	640	627,200

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Comision Federal de Electricidad, 4.750%, 02/23/27 (d)	USD	380	$380,950
Petroleos Mexicanos:
4.770%, 03/11/22 (d), (e)	USD	635	682,625
5.375%, 03/13/22 (d)	USD	635	667,353
4.250%, 01/15/25	USD	410	394,830
5.500%, 06/27/44	USD	1,525	1,342,076
			4,095,034
Oman | 0.4%
Lamar Funding, Ltd., 3.958%, 05/07/25	USD	1,185	1,125,750
Peru | 0.3%
Corp. Financiera de Desarrollo SA, 4.750%, 07/15/25	USD	655	691,844
Russia | 0.2%
Russian Railways via RZD Capital PLC, 5.700%, 04/05/22	USD	550	590,557
South Africa | 1.7%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	1,170	1,174,680
6.750%, 08/06/23	USD	950	961,400
7.850%, 04/02/26	ZAR	9,000	586,431
Transnet SOC, Ltd., 9.500%, 05/13/21 (d)	ZAR	24,000	1,698,018
			4,420,529
Tunisia | 0.1%
Banque Centrale de Tunisie SA, 5.750%, 01/30/25	USD	360	346,050
Turkey | 0.4%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	635	638,969
TC Ziraat Bankasi AS, 4.750%, 04/29/21	USD	280	274,750
			913,719
Ukraine | 0.7%
Ukreximbank Via Biz Finance PLC:
9.625%, 04/27/22	USD	265	265,795
9.750%, 01/22/25	USD	1,495	1,459,180
			1,724,975
Venezuela | 1.2%
Petroleos de Venezuela SA:
5.250%, 04/12/17	USD	2,056	1,966,564
8.500%, 10/27/20 (d)	USD	285	213,038
9.000%, 11/17/21	USD	325	158,389
12.750%, 02/17/22	USD	270	153,225
6.000%, 05/16/24	USD	500	183,000
6.000%, 11/15/26	USD	414	141,836
5.375%, 04/12/27	USD	367	125,147
9.750%, 05/17/35	USD	255	111,014
5.500%, 04/12/37	USD	290	97,484
			3,149,697
Total Quasi Government Bonds (Cost $22,156,872)			21,064,644

Description		Shares	Fair Value
Short-Term Investment | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $6,124,972)		6,124,972	$6,124,972

Description	Counterparty	Number of Contracts	Fair Value
Purchased Options | 0.1%
USD vs BRL May 17 3.35 Put, Expires 05/18/17	JPMS	38,900	$244,292
USD vs MYR Aug 17 4.35 Put, Expires 08/28/17	JPMS	77,300	58,748
Total Purchased Options (Cost $184,792)			303,040
Total Investments | 96.8% (Cost $256,027,493) (b), (g)			$255,948,011
Cash and Other Assets in Excess of Liabilities | 3.2%			8,464,375
Net Assets | 100.0%			$264,412,386

Lazard Emerging Markets Debt Portfolio (continued)
Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	209,950	USD	13,000	BRC	06/19/17	$195	$—
ARS	2,496,760	USD	148,000	CIT	04/05/17	14,192	—
ARS	208,910	USD	13,000	CIT	06/19/17	130	—
ARS	209,170	USD	13,000	CIT	06/19/17	146	—
ARS	209,690	USD	13,000	CIT	06/19/17	179	—
ARS	210,210	USD	13,000	CIT	06/19/17	212	—
ARS	211,250	USD	13,000	CIT	06/19/17	277	—
ARS	11,817,800	USD	740,000	CIT	06/19/17	2,752	—
ARS	11,877,000	USD	740,000	CIT	06/19/17	6,473	—
ARS	11,921,400	USD	740,000	CIT	06/19/17	9,263	—
ARS	986,125	USD	57,500	CIT	07/10/17	3,914	—
ARS	2,538,200	USD	148,000	CIT	07/10/17	10,074	—
ARS	2,582,600	USD	148,000	CIT	07/10/17	12,839	—
ARS	2,580,000	USD	150,000	CIT	07/11/17	10,598	—
ARS	6,834,930	USD	411,000	CIT	09/05/17	3,036	—
ARS	7,370,400	USD	444,000	CIT	09/05/17	2,473	—
ARS	2,517,480	USD	148,000	JPM	04/06/17	15,471	—
ARS	209,690	USD	13,000	JPM	06/09/17	235	—
ARS	209,820	USD	13,000	JPM	06/19/17	187	—
ARS	210,210	USD	13,000	JPM	06/19/17	212	—
ARS	7,291,000	USD	460,000	JPM	06/19/17	—	1,759
BRL	70,668	USD	23,000	BRC	04/04/17	—	427
BRL	71,553	USD	23,000	BRC	04/04/17	—	144
BRL	71,553	USD	23,000	BRC	04/04/17	—	144
BRL	71,627	USD	23,000	BRC	04/04/17	—	121
BRL	71,703	USD	23,000	BRC	04/04/17	—	96
BRL	71,910	USD	23,000	BRC	04/04/17	—	30
BRL	72,048	USD	23,000	BRC	04/04/17	14	—
BRL	72,209	USD	23,000	BRC	04/04/17	65	—
BRL	73,071	USD	23,000	BRC	04/04/17	341	—
BRL	2,143,330	USD	676,471	BRC	04/04/17	8,168	—
BRL	2,457,529	USD	775,637	BRC	04/04/17	9,365	—
BRL	3,954,518	USD	1,228,111	BRC	04/04/17	35,071	—
BRL	515,296	USD	158,163	BRC	04/05/17	6,395	—
BRL	638,044	USD	194,728	BRC	04/05/17	9,029	—
BRL	875,100	USD	266,478	BRC	04/05/17	12,982	—
BRL	902,776	USD	275,279	BRC	04/05/17	13,020	—
BRL	1,441,940	USD	432,755	BRC	04/05/17	27,724	—
BRL	1,569,030	USD	475,153	BRC	04/05/17	25,912	—
BRL	3,954,518	USD	1,222,228	BRC	04/05/17	40,634	—
BRL	72,266	USD	23,000	BRC	05/03/17	—	68
BRL	72,496	USD	23,000	BRC	05/03/17	5	—
BRL	72,565	USD	23,000	BRC	05/03/17	27	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	2,457,529	USD	779,277	BRC	05/03/17	$554	$—
BRL	1,394,698	USD	441,766	BRC	05/10/17	97	—
BRL	1,394,699	USD	440,274	BRC	05/10/17	1,589	—
BRL	1,394,699	USD	441,193	BRC	05/10/17	670	—
BRL	1,394,697	USD	440,509	CIT	05/10/17	1,352	—
BRL	1,394,697	USD	441,053	CIT	05/10/17	809	—
BRL	1,002,009	USD	303,409	JPM	04/05/17	16,579	—
BRL	1,536,868	USD	461,245	JPM	04/05/17	29,549	—
BRL	2,986,263	USD	945,529	JPM	05/03/17	2,083	—
BRL	1,394,698	USD	441,207	JPM	05/10/17	656	—
BRL	1,394,699	USD	440,315	JPM	05/10/17	1,547	—
BRL	1,394,699	USD	441,123	JPM	05/10/17	739	—
BRL	134,476	USD	41,282	SCB	04/05/17	1,662	—
BRL	380,911	USD	115,438	SCB	04/05/17	6,205	—
BRL	669,165	USD	210,000	SCB	04/05/17	3,696	—
BRL	1,339,902	USD	423,082	SCB	04/17/17	3,597	—
BRL	2,652,441	USD	850,168	SCB	04/17/17	—	5,522
BRL	1,394,698	USD	441,214	SCB	05/10/17	649	—
BRL	1,394,699	USD	440,288	SCB	05/10/17	1,575	—
BRL	1,394,699	USD	441,012	SCB	05/10/17	851	—
BRL	571,870	USD	175,555	UBS	04/05/17	7,070	—
BRL	2,061,724	USD	627,522	UBS	04/05/17	30,883	—
BRL	2,144,697	USD	654,721	UBS	04/05/17	30,181	—
BRL	2,292,475	USD	699,272	UBS	04/05/17	32,823	—
BRL	1,394,699	USD	441,291	UBS	05/10/17	572	—
CAD	762,893	USD	574,381	BRC	04/04/17	—	704
CAD	470,788	USD	352,123	JPM	04/04/17	1,899	—
CAD	235,394	USD	177,408	JPM	07/05/17	—	172
COP	1,446,605,200	USD	479,596	BRC	04/18/17	22,578	—
COP	342,693,000	USD	117,000	BRC	06/13/17	1,074	—
COP	343,360,000	USD	116,000	BRC	06/13/17	2,304	—
COP	344,331,000	USD	117,000	BRC	06/13/17	1,639	—
COP	349,276,000	USD	116,000	BRC	06/13/17	4,343	—
COP	341,464,500	USD	117,000	JPM	06/13/17	651	—
COP	341,504,000	USD	116,000	JPM	06/13/17	1,665	—
COP	343,476,000	USD	116,000	JPM	06/13/17	2,344	—
COP	343,512,000	USD	117,000	JPM	06/13/17	1,357	—
COP	344,694,000	USD	116,000	JPM	06/13/17	2,764	—
COP	349,276,000	USD	116,000	JPM	06/13/17	4,343	—
COP	350,436,000	USD	116,000	JPM	06/13/17	4,742	—
COP	351,596,000	USD	116,000	JPM	06/13/17	5,142	—
COP	353,046,580	USD	116,000	SCB	06/13/17	5,642	—
COP	339,184,000	USD	116,000	UBS	06/13/17	865	—
COP	341,736,000	USD	116,000	UBS	06/13/17	1,745	—
HUF	479,487,987	USD	1,663,272	CIT	04/18/17	—	5,045
HUF	479,487,987	USD	1,661,629	JPM	04/18/17	—	3,403

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	4,018,110,000	USD	302,000	BRC	04/18/17	$—	$910
IDR	4,019,620,000	USD	302,000	BRC	04/18/17	—	797
IDR	4,021,130,000	USD	302,000	BRC	04/18/17	—	684
IDR	4,021,130,000	USD	302,000	BRC	04/18/17	—	684
IDR	4,021,130,000	USD	302,000	BRC	04/18/17	—	684
IDR	4,022,640,000	USD	302,000	BRC	04/18/17	—	571
IDR	4,022,640,000	USD	302,000	BRC	04/18/17	—	571
IDR	4,027,170,000	USD	302,000	BRC	04/18/17	—	231
IDR	4,028,680,000	USD	302,000	BRC	04/18/17	—	118
IDR	4,031,700,000	USD	302,000	BRC	04/18/17	108	—
IDR	4,040,760,000	USD	302,000	BRC	04/18/17	787	—
IDR	1,181,885,492	USD	80,951	BRC	11/27/17	5,563	—
IDR	1,183,598,492	USD	81,375	BRC	11/27/17	5,265	—
IDR	1,183,598,492	USD	81,319	BRC	11/27/17	5,321	—
IDR	3,495,163,916	USD	236,303	BRC	11/27/17	19,544	—
IDR	1,758,932,382	USD	119,696	BRC	12/04/17	8,984	—
IDR	1,758,932,382	USD	119,982	BRC	12/04/17	8,699	—
IDR	2,970,541,910	USD	208,899	BRC	12/13/17	8,260	—
IDR	3,481,660,980	USD	244,929	BRC	12/13/17	9,595	—
IDR	4,663,694,640	USD	329,473	BRC	12/13/17	11,462	—
IDR	3,463,076,484	USD	242,682	BRC	12/14/17	10,462	—
IDR	49,496,392	USD	3,438	BRC	12/27/17	176	—
IDR	3,463,076,484	USD	240,425	BRC	12/27/17	12,450	—
IDR	4,160,167,116	USD	288,951	BRC	12/27/17	14,825	—
IDR	4,519,497,530	USD	313,876	BRC	12/27/17	16,139	—
IDR	17,409,600,000	USD	1,240,000	BRC	12/27/17	31,252	—
IDR	787,199,695	USD	55,534	BRC	01/05/18	1,900	—
IDR	1,345,140,199	USD	94,795	BRC	01/05/18	3,347	—
IDR	1,530,229,664	USD	107,953	BRC	01/05/18	3,693	—
IDR	3,956,043,386	USD	279,777	BRC	01/05/18	8,856	—
IDR	3,868,555,224	USD	272,242	BRC	01/08/18	9,866	—
IDR	4,147,970,000	USD	302,000	BRC	01/08/18	484	—
IDR	7,573,887,656	USD	543,515	BRC	01/08/18	8,798	—
IDR	1,998,039,428	USD	140,776	CIT	12/15/17	5,264	—
IDR	5,720,399,663	USD	402,137	CIT	12/15/17	15,979	—
IDR	7,905,986,130	USD	549,599	CIT	12/20/17	28,029	—
IDR	4,648,750,990	USD	324,294	CIT	12/21/17	15,326	—
IDR	6,893,584,028	USD	480,724	CIT	12/21/17	22,894	—
IDR	1,933,997,070	USD	134,259	CIT	12/27/17	6,962	—
IDR	1,941,599,724	USD	134,974	CIT	12/27/17	6,802	—
IDR	4,641,509,626	USD	321,768	CIT	12/27/17	17,155	—
IDR	7,718,439,091	USD	535,668	CIT	12/27/17	27,934	—
IDR	7,905,986,130	USD	548,912	CIT	12/27/17	28,384	—
IDR	11,542,335,018	USD	801,551	CIT	12/27/17	41,272	—
IDR	1,929,085,187	USD	136,061	CIT	01/05/18	4,685	—
IDR	5,219,910,437	USD	368,508	CIT	01/05/18	12,337	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	6,236,713,482	USD	439,761	CIT	01/05/18	$15,270	$—
IDR	11,152,379,368	USD	786,047	CIT	01/05/18	27,631	—
IDR	12,730,560,000	USD	894,000	CIT	01/05/18	34,822	—
IDR	5,795,816,130	USD	406,867	CIT	01/08/18	15,784	—
IDR	11,575,279,472	USD	812,528	CIT	01/08/18	31,580	—
IDR	4,966,950,788	USD	339,853	JPM	12/04/17	23,520	—
IDR	3,253,670,937	USD	226,816	JPM	12/22/17	10,865	—
IDR	33,065,552	USD	2,301	JPM	12/27/17	114	—
IDR	3,253,670,937	USD	226,059	JPM	12/27/17	11,524	—
IDR	3,885,945,948	USD	269,296	JPM	12/27/17	14,456	—
IDR	2,422,577,808	USD	170,905	JPM	01/05/18	5,846	—
IDR	2,548,455,691	USD	179,722	JPM	01/05/18	6,214	—
IDR	4,268,189,847	USD	301,716	JPM	01/05/18	9,692	—
IDR	8,669,303,615	USD	621,678	JPM	01/08/18	10,517	—
IDR	2,925,300,000	USD	210,000	JPM	03/20/18	816	—
IDR	4,998,722,517	USD	351,528	SCB	12/15/17	13,840	—
IDR	3,872,854,298	USD	268,389	SCB	12/27/17	14,407	—
IDR	4,004,739,672	USD	278,688	SCB	12/27/17	13,739	—
IDR	4,998,722,517	USD	346,580	SCB	12/27/17	18,428	—
IDR	7,085,400,000	USD	490,000	SCB	12/27/17	27,377	—
IDR	4,077,400,000	USD	290,000	SCB	01/05/18	7,487	—
IDR	12,882,540,000	USD	894,000	SCB	01/05/18	45,911	—
IDR	9,960,825,372	USD	714,806	SCB	01/08/18	11,571	—
IDR	2,548,455,691	USD	179,722	UBS	01/05/18	6,214	—
INR	157,594,664	USD	2,303,005	BRC	08/16/17	81,229	—
INR	37,942,031	USD	554,384	JPM	08/16/17	19,637	—
INR	35,767,475	USD	522,611	SCB	08/16/17	18,512	—
KRW	234,794,743	USD	194,521	BRC	04/05/17	15,439	—
KRW	435,802,859	USD	361,123	JPM	04/05/17	28,584	—
KRW	229,710,943	USD	190,347	SCB	04/05/17	15,067	—
MXN	676,332	USD	36,000	BRC	04/18/17	46	—
MXN	678,888	USD	36,000	BRC	04/18/17	182	—
MXN	680,526	USD	36,000	BRC	04/18/17	269	—
MXN	680,580	USD	36,000	BRC	04/18/17	272	—
MXN	683,933	USD	36,000	BRC	04/18/17	451	—
MXN	686,016	USD	36,000	BRC	04/18/17	562	—
MXN	690,662	USD	36,000	BRC	04/18/17	809	—
MXN	691,542	USD	36,000	BRC	04/18/17	856	—
MXN	691,654	USD	36,000	BRC	04/18/17	862	—
MXN	693,551	USD	36,000	BRC	04/18/17	963	—
MXN	708,318	USD	36,000	BRC	04/18/17	1,750	—
MXN	686,015	USD	36,000	JPM	04/18/17	562	—
PEN	364,210	USD	110,000	BRC	07/19/17	1,022	—
PEN	509,652	USD	156,000	BRC	07/19/17	—	643
PEN	511,025	USD	156,000	BRC	07/19/17	—	225
PEN	511,212	USD	156,000	BRC	07/19/17	—	168

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PEN	511,524	USD	156,000	BRC	07/19/17	$—	$73
PEN	511,758	USD	156,000	BRC	07/19/17	—	1
PEN	511,836	USD	156,000	BRC	07/19/17	22	—
PEN	513,240	USD	156,000	BRC	07/19/17	450	—
PEN	516,360	USD	156,000	BRC	07/19/17	1,401	—
PEN	935,538	USD	282,001	BRC	07/19/17	3,178	—
PEN	3,800,146	USD	1,110,000	BRC	07/19/17	48,394	—
PEN	511,290	USD	156,000	JPM	07/19/17	—	144
PEN	512,772	USD	156,000	JPM	07/19/17	308	—
PEN	512,772	USD	156,000	JPM	07/19/17	308	—
PEN	513,864	USD	156,000	JPM	07/19/17	641	—
PLN	5,242,644	USD	1,288,435	BRC	04/18/17	33,377	—
PLN	5,242,645	USD	1,287,667	CIT	04/18/17	34,145	—
PLN	5,242,644	USD	1,288,428	JPM	04/18/17	33,384	—
PLN	5,242,644	USD	1,288,236	SCB	04/18/17	33,576	—
RON	4,605,650	USD	1,091,076	CIT	07/19/17	—	9,656
RUB	7,172,047	USD	116,177	BRC	04/10/17	11,080	—
RUB	9,670,037	USD	160,009	BRC	04/10/17	11,570	—
RUB	9,756,245	USD	160,300	BRC	04/10/17	12,809	—
RUB	17,515,113	USD	289,045	BRC	04/10/17	21,733	—
RUB	21,100,319	USD	340,329	BRC	04/10/17	34,063	—
RUB	31,440,687	USD	516,534	BRC	04/10/17	41,331	—
RUB	29,048,199	USD	504,427	BRC	07/10/17	569	—
RUB	29,048,200	USD	504,440	CIT	07/10/17	556	—
RUB	8,204,793	USD	134,700	JPM	04/10/17	10,881	—
RUB	11,183,148	USD	183,466	JPM	04/10/17	14,961	—
RUB	14,658,000	USD	240,000	JPM	04/10/17	20,083	—
RUB	21,873,481	USD	353,671	JPM	04/10/17	34,439	—
RUB	24,574,494	USD	404,955	JPM	04/10/17	31,080	—
RUB	32,306,860	USD	533,991	JPM	04/10/17	39,243	—
RUB	35,650,952	USD	577,823	JPM	04/10/17	54,746	—
RUB	29,048,199	USD	504,458	SCB	07/10/17	538	—
RUB	29,048,199	USD	504,633	UBS	07/10/17	363	—
THB	6,999,004	USD	199,601	BRC	04/17/17	4,056	—
THB	7,234,007	USD	206,185	HSB	04/17/17	4,310	—
THB	93,869,400	USD	2,676,248	JPM	04/17/17	55,158	—
THB	74,867,900	USD	2,134,570	SCB	04/17/17	43,932	—
TRY	4,652,151	USD	1,232,880	BRC	04/18/17	41,645	—
TWD	19,110,190	USD	630,470	JPM	04/05/17	—	655
TWD	19,110,190	USD	591,464	JPM	04/05/17	38,352	—
TWD	4,992,461	USD	164,708	SCB	04/05/17	—	171
TWD	4,992,461	USD	154,589	SCB	04/05/17	9,948	—
USD	82,724	ARS	1,287,182	CIT	04/05/17	—	893
USD	31,285	ARS	485,232	CIT	04/06/17	—	223
USD	46,988	ARS	727,848	CIT	04/06/17	—	274
USD	62,530	ARS	970,464	CIT	04/06/17	—	487

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	77,612	ARS	1,209,578	JPM	04/05/17	$—	$964
USD	21,516	ARS	333,936	JPM	04/06/17	—	167
USD	22,304	BRL	70,668	BRC	04/04/17	—	269
USD	22,583	BRL	71,553	BRC	04/04/17	—	273
USD	22,583	BRL	71,553	BRC	04/04/17	—	273
USD	22,607	BRL	71,627	BRC	04/04/17	—	273
USD	22,631	BRL	71,703	BRC	04/04/17	—	273
USD	22,696	BRL	71,910	BRC	04/04/17	—	274
USD	22,739	BRL	72,048	BRC	04/04/17	—	275
USD	22,790	BRL	72,209	BRC	04/04/17	—	275
USD	23,062	BRL	73,071	BRC	04/04/17	—	278
USD	670,000	BRL	2,143,330	BRC	04/04/17	—	14,639
USD	783,901	BRL	2,457,529	BRC	04/04/17	—	1,102
USD	1,248,112	BRL	3,954,518	BRC	04/04/17	—	15,070
USD	443,466	BRL	1,394,699	BRC	04/05/17	—	1,927
USD	444,384	BRL	1,394,699	BRC	04/05/17	—	1,009
USD	444,880	BRL	1,394,698	BRC	04/05/17	—	512
USD	1,227,806	BRL	3,954,518	BRC	04/05/17	—	35,056
USD	320,000	BRL	1,006,080	BRC	04/17/17	—	377
USD	419,246	BRL	1,468,619	BRC	02/09/18	—	21,942
USD	443,691	BRL	1,394,697	CIT	04/05/17	—	1,701
USD	444,171	BRL	1,394,697	CIT	04/05/17	—	1,221
USD	443,536	BRL	1,394,699	JPM	04/05/17	—	1,857
USD	444,242	BRL	1,394,699	JPM	04/05/17	—	1,150
USD	444,313	BRL	1,394,698	JPM	04/05/17	—	1,079
USD	948,622	BRL	2,986,263	JPM	04/17/17	—	2,327
USD	683,822	BRL	2,402,610	JPM	02/09/18	—	37,947
USD	443,466	BRL	1,394,699	SCB	04/05/17	—	1,927
USD	444,172	BRL	1,394,699	SCB	04/05/17	—	1,221
USD	444,313	BRL	1,394,698	SCB	04/05/17	—	1,079
USD	193,109	BRL	676,308	SCB	02/09/18	—	10,060
USD	444,455	BRL	1,394,699	UBS	04/05/17	—	938
USD	683,822	BRL	2,402,063	UBS	02/09/18	—	37,782
USD	568,576	CAD	762,893	BRC	04/04/17	—	5,101
USD	105,660	CAD	139,123	BRC	07/05/17	910	—
USD	143,776	CAD	191,881	BRC	07/05/17	—	697
USD	276,128	CAD	367,750	BRC	07/05/17	—	763
USD	288,043	CAD	382,021	BRC	07/05/17	407	—
USD	575,005	CAD	762,893	BRC	07/05/17	597	—
USD	663,208	CAD	874,639	BRC	07/05/17	4,663	—
USD	467,872	CAD	622,665	CIT	07/05/17	—	953
USD	175,424	CAD	235,394	JPM	04/04/17	—	1,587
USD	177,214	CAD	235,394	JPM	04/04/17	204	—
USD	352,550	CAD	470,788	JPM	07/05/17	—	1,922
USD	455,957	CAD	604,782	JPM	07/05/17	597	—
USD	210,000	CAD	273,529	SCB	07/05/17	4,051	—

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	116,792	CAD	153,994	UBS	07/05/17	$845	$—
USD	168,724	CAD	225,128	UBS	07/05/17	—	783
USD	638,340	CAD	842,883	UBS	07/05/17	3,706	—
USD	1,119,697	CLP	741,855,000	BRC	04/18/17	—	3,740
USD	420,000	COP	1,219,470,000	JPM	04/18/17	—	3,326
USD	66,569	HUF	19,441,406	BRC	04/18/17	—	666
USD	67,495	HUF	19,477,185	BRC	04/18/17	136	—
USD	67,715	HUF	19,454,871	BRC	04/18/17	433	—
USD	67,967	HUF	19,470,592	BRC	04/18/17	632	—
USD	68,321	HUF	19,459,713	BRC	04/18/17	1,023	—
USD	68,784	HUF	19,684,548	BRC	04/18/17	708	—
USD	69,258	HUF	19,836,291	BRC	04/18/17	657	—
USD	69,531	HUF	19,994,538	BRC	04/18/17	383	—
USD	69,591	HUF	20,070,596	BRC	04/18/17	180	—
USD	69,925	HUF	19,926,113	BRC	04/18/17	1,014	—
USD	69,999	HUF	19,930,394	BRC	04/18/17	1,073	—
USD	514,860	HUF	147,988,876	BRC	05/05/17	2,764	—
USD	580,637	HUF	165,234,915	BRC	05/05/17	8,863	—
USD	514,311	HUF	147,988,875	CIT	05/05/17	2,214	—
USD	580,413	HUF	165,234,915	CIT	05/05/17	8,639	—
USD	514,073	HUF	147,988,876	JPM	05/05/17	1,977	—
USD	580,485	HUF	165,234,915	JPM	05/05/17	8,710	—
USD	790,000	HUF	228,029,747	SCB	04/18/17	1,399	—
USD	513,779	HUF	147,988,876	SCB	05/05/17	1,682	—
USD	579,578	HUF	165,234,915	SCB	05/05/17	7,804	—
USD	3,454	IDR	49,496,392	BRC	11/27/17	—	169
USD	490,000	IDR	6,994,750,000	BRC	11/27/17	—	22,018
USD	314,465	IDR	4,519,497,530	BRC	12/13/17	—	15,928
USD	240,826	IDR	3,463,076,484	BRC	12/14/17	—	12,318
USD	1,250,000	IDR	17,525,000,000	BRC	12/18/17	—	30,624
USD	2,294,820	IDR	30,759,765,734	CIT	04/18/17	—	10,108
USD	536,618	IDR	7,718,439,091	CIT	12/15/17	—	27,539
USD	549,408	IDR	7,905,986,130	CIT	12/20/17	—	28,220
USD	802,108	IDR	11,542,335,018	CIT	12/21/17	—	41,130
USD	2,293,451	IDR	30,759,765,734	JPM	04/18/17	—	11,477
USD	2,308	IDR	33,065,552	JPM	12/04/17	—	111
USD	590,000	IDR	8,451,750,000	JPM	12/04/17	—	28,315
USD	226,185	IDR	3,253,670,937	JPM	12/22/17	—	11,496
USD	2,293,280	IDR	30,759,765,734	SCB	04/18/17	—	11,648
USD	460,000	IDR	6,596,400,000	SCB	12/13/17	—	22,224
USD	347,134	IDR	4,998,722,517	SCB	12/15/17	—	18,234
USD	194,016	KRW	234,794,743	BRC	04/05/17	—	15,944
USD	106,141	KRW	127,051,112	BRC	07/06/17	—	7,594
USD	194,666	KRW	234,794,743	BRC	07/06/17	—	15,520
USD	367,974	KRW	440,795,947	BRC	07/06/17	—	26,622
USD	390,228	KRW	469,760,886	BRC	07/06/17	—	30,297

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	170,369	KRW	200,405,419	CIT	07/06/17	$—	$9,032
USD	179,886	KRW	216,726,400	CIT	07/06/17	—	14,125
USD	353,218	KRW	421,918,901	CIT	07/06/17	—	24,479
USD	362,365	KRW	431,069,808	CIT	07/06/17	—	23,524
USD	360,148	KRW	435,802,859	JPM	04/05/17	—	29,559
USD	179,886	KRW	216,384,617	JPM	07/06/17	—	13,819
USD	181,183	KRW	215,716,087	JPM	07/06/17	—	11,924
USD	284,641	KRW	340,451,080	JPM	07/06/17	—	20,128
USD	361,482	KRW	435,802,859	JPM	07/06/17	—	28,644
USD	376,026	KRW	450,479,256	JPM	07/06/17	—	27,238
USD	189,836	KRW	229,710,943	SCB	04/05/17	—	15,578
USD	129,631	KRW	152,484,581	SCB	07/06/17	—	6,872
USD	160,000	KRW	184,400,000	SCB	07/06/17	—	5,073
USD	190,481	KRW	229,710,943	SCB	07/06/17	—	15,154
USD	200,452	KRW	238,469,726	SCB	07/06/17	—	13,024
USD	125,414	MXN	2,478,705	JPM	04/18/17	—	6,691
USD	530,000	MYR	2,360,090	JPM	06/20/17	—	1,791
USD	68,321	MYR	304,645	SCB	06/19/17	—	325
USD	68,588	MYR	305,257	SCB	06/19/17	—	197
USD	68,658	MYR	305,631	SCB	06/19/17	—	211
USD	68,896	MYR	306,380	SCB	06/19/17	—	142
USD	69,148	MYR	306,602	SCB	06/19/17	60	—
USD	69,200	MYR	306,904	SCB	06/19/17	45	—
USD	69,672	MYR	311,366	SCB	06/19/17	—	489
USD	70,400	MYR	313,806	SCB	06/19/17	—	311
USD	70,922	MYR	315,099	SCB	06/19/17	—	80
USD	71,187	MYR	316,696	SCB	06/19/17	—	175
USD	71,416	MYR	317,017	SCB	06/19/17	—	18
USD	71,563	MYR	317,096	SCB	06/19/17	111	—
USD	400,000	PLN	1,585,048	SCB	04/18/17	367	—
USD	451,220	RON	1,889,569	BRC	07/19/17	7,544	—
USD	808,780	RON	3,393,237	JPM	07/19/17	12,038	—
USD	13,626	RUB	814,648	BRC	04/10/17	—	829
USD	77,311	RUB	4,610,157	BRC	04/10/17	—	4,489
USD	114,000	RUB	6,752,562	BRC	04/10/17	—	5,814
USD	114,000	RUB	6,583,272	BRC	04/10/17	—	2,810
USD	114,000	RUB	6,601,911	BRC	04/10/17	—	3,140
USD	114,000	RUB	6,525,246	BRC	04/10/17	—	1,780
USD	114,000	RUB	6,530,319	BRC	04/10/17	—	1,870
USD	114,000	RUB	6,497,202	BRC	04/10/17	—	1,283
USD	152,534	RUB	9,121,790	BRC	04/10/17	—	9,317
USD	514,856	RUB	29,048,199	BRC	04/10/17	—	558
USD	158,096	RUB	9,419,140	BRC	04/18/17	—	8,714
USD	514,856	RUB	29,048,200	CIT	04/10/17	—	558
USD	16,374	RUB	979,414	JPM	04/10/17	—	1,004
USD	92,689	RUB	5,499,530	JPM	04/10/17	—	4,891

Lazard Emerging Markets Debt Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	114,000	RUB	6,775,305	JPM	04/10/17	$—	$6,217
USD	114,000	RUB	6,834,927	JPM	04/10/17	—	7,275
USD	114,000	RUB	6,786,990	JPM	04/10/17	—	6,424
USD	114,000	RUB	6,639,360	JPM	04/10/17	—	3,805
USD	114,000	RUB	6,613,710	JPM	04/10/17	—	3,350
USD	114,000	RUB	6,551,295	JPM	04/10/17	—	2,242
USD	114,000	RUB	6,647,511	JPM	04/10/17	—	3,950
USD	114,000	RUB	6,512,250	JPM	04/10/17	—	1,550
USD	137,466	RUB	8,219,065	JPM	04/10/17	—	8,369
USD	114,000	RUB	6,816,915	SCB	04/10/17	—	6,955
USD	514,856	RUB	29,048,199	SCB	04/10/17	—	558
USD	2,710,000	RUB	158,127,958	SCB	04/18/17	—	90,406
USD	515,039	RUB	29,048,199	UBS	04/10/17	—	375
USD	1,618,822	SGD	2,304,232	BRC	05/15/17	—	28,956
USD	1,812,531	SGD	2,580,228	JPM	05/15/17	—	32,616
USD	1,978,647	SGD	2,816,544	SCB	05/15/17	—	35,492
USD	98,311	THB	3,472,034	BRC	04/17/17	—	2,718
USD	99,375	THB	3,478,533	BRC	04/17/17	—	1,843
USD	99,413	THB	3,488,410	BRC	04/17/17	—	2,092
USD	100,301	THB	3,486,268	BRC	04/17/17	—	1,142
USD	100,367	THB	3,482,420	BRC	04/17/17	—	965
USD	100,510	THB	3,485,773	BRC	04/17/17	—	919
USD	100,683	THB	3,495,507	BRC	04/17/17	—	1,029
USD	100,737	THB	3,487,125	BRC	04/17/17	—	731
USD	101,536	THB	3,495,894	BRC	04/17/17	—	187
USD	101,592	THB	3,497,820	BRC	04/17/17	—	187
USD	101,831	THB	3,511,272	BRC	04/17/17	—	340
USD	102,519	THB	3,533,506	BRC	04/17/17	—	299
USD	660,000	THB	23,029,050	SCB	04/17/17	—	10,098
USD	690,511	TRY	2,612,411	UBS	04/18/17	—	25,197
USD	1,381,314	TRY	5,219,018	UBS	04/18/17	—	48,513
USD	1,684,347	TRY	6,372,392	UBS	04/18/17	—	61,463
USD	144,830	TWD	4,554,180	BRC	07/06/17	—	5,893
USD	158,252	TWD	5,043,492	BRC	07/06/17	—	8,665
USD	161,303	TWD	5,156,046	BRC	07/06/17	—	9,340
USD	323,059	TWD	10,282,964	BRC	07/06/17	—	17,262
USD	589,912	TWD	19,110,190	JPM	04/05/17	—	39,904
USD	630,470	TWD	19,110,190	JPM	04/05/17	655	—
USD	162,670	TWD	5,114,344	JPM	07/06/17	—	6,592
USD	174,942	TWD	5,575,393	JPM	07/06/17	—	9,579
USD	175,866	TWD	5,598,691	JPM	07/06/17	—	9,426
USD	540,826	TWD	17,286,590	JPM	07/06/17	—	31,284
USD	592,564	TWD	19,110,190	JPM	07/06/17	—	39,899
USD	744,000	TWD	23,867,520	JPM	07/06/17	—	45,910
USD	154,088	TWD	4,992,461	SCB	04/05/17	—	10,449
USD	164,708	TWD	4,992,461	SCB	04/05/17	171	—

Lazard Emerging Markets Debt Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	47,871	TWD	1,531,631	SCB	07/06/17	$—	$2,819
USD	154,877	TWD	4,992,461	SCB	07/06/17	—	10,351
USD	190,000	TWD	5,893,800	SCB	07/06/17	—	5,059
USD	245,075	TWD	7,791,823	SCB	07/06/17	—	12,800
USD	410,806	TWD	13,062,406	SCB	07/06/17	—	21,502
USD	404,910	ZAR	5,242,894	BRC	04/05/17	14,189	—
USD	404,857	ZAR	5,242,894	CIT	04/05/17	14,135	—
USD	1,530,362	ZAR	20,184,330	CIT	04/18/17	29,492	—
USD	404,794	ZAR	5,242,894	HSB	04/05/17	14,073	—
USD	404,232	ZAR	5,242,894	JPM	04/05/17	13,511	—
USD	404,201	ZAR	5,242,894	SCB	04/05/17	13,480	—
ZAR	301,458	USD	21,727	BRC	04/05/17	738	—
ZAR	1,061,401	USD	76,745	BRC	04/05/17	2,355	—
ZAR	1,171,639	USD	84,489	BRC	04/05/17	2,826	—
ZAR	4,877,742	USD	348,000	BRC	04/05/17	15,509	—
ZAR	5,242,894	USD	398,684	BRC	07/05/17	—	14,033
ZAR	502,666	USD	36,216	CIT	04/05/17	1,245	—
ZAR	3,654,239	USD	263,511	CIT	04/05/17	8,817	—
ZAR	5,242,894	USD	398,632	CIT	07/05/17	—	13,981
ZAR	5,242,894	USD	398,578	HSB	07/05/17	—	13,927
ZAR	516,159	USD	37,297	JPM	04/05/17	1,169	—
ZAR	2,452,933	USD	176,941	JPM	04/05/17	5,861	—
ZAR	5,242,894	USD	398,033	JPM	07/05/17	—	13,382
ZAR	2,001,580	USD	145,000	SCB	04/05/17	4,166	—
ZAR	2,068,466	USD	149,332	SCB	04/05/17	4,819	—
ZAR	3,245,528	USD	233,957	SCB	04/05/17	7,912	—
ZAR	4,360,659	USD	313,784	SCB	04/05/17	11,189	—
ZAR	5,242,894	USD	398,003	SCB	07/05/17	—	13,352
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,505,631	$1,706,421

Written Options open at March 31, 2017:

Description	Counterparty	Number of contracts	Strike price	Expiration date	Premium	Fair value
USD vs BRL May 17 3.15 Put	JPMS	38,900	$3.18	05/18/17	$28,922	$(84,802)

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio
Corporate Bonds | 15.6%
Argentina | 0.6%
AES Argentina Generacion SA, 7.750%, 02/02/24 (d)	USD	430	$433,427
Generacion Mediterranea SA, 9.625%, 07/27/23	USD	750	795,495
Genneia SA, 8.750%, 01/20/22 (d)	USD	330	344,025
			1,572,947
Bangladesh | 0.3%
Banglalink Digital Communications, Ltd., 8.625%, 05/06/19	USD	600	627,720
Barbados | 0.7%
Columbus Cable Barbados, Ltd., 7.375%, 03/30/21	USD	1,535	1,644,369
Brazil | 2.9%
Gerdau Trade, Inc., 4.750%, 04/15/23	USD	350	340,795
GTL Trade Finance, Inc., 5.893%, 04/29/24	USD	175	174,562
Petrobras Global Finance BV, 8.375%, 05/23/21	USD	5,896	6,669,850
			7,185,207
Canada | 0.3%
First Quantum Minerals, Ltd.:
6.750%, 02/15/20 (d)	USD	490	506,954
7.000%, 02/15/21 (d)	USD	260	267,800
			774,754
Chile | 1.2%
AES Gener SA, 8.375%, 12/18/73	USD	600	629,250
Empresa Electrica Angamos SA, 4.875%, 05/25/29	USD	650	655,009
Guanay Finance, Ltd., 6.000%, 12/15/20	USD	428	438,798
VTR Finance BV, 6.875%, 01/15/24	USD	1,225	1,274,000
			2,997,057
China | 0.1%
Green Dragon Gas, Ltd., 10.000%, 11/20/17 (d)	USD	400	360,000
Colombia | 1.0%
Banco de Bogota SA, 6.250%, 05/12/26 (d)	USD	340	354,875
Ecopetrol SA, 5.875%, 09/18/23	USD	620	670,995
Millicom International Cellular SA, 6.625%, 10/15/21	USD	440	459,800
Description	Security Currency	Principal Amount (000)	Fair Value
Transportadora de Gas Internacional SA, 5.700%, 03/20/22	USD	905	$929,887
			2,415,557
Georgia | 0.2%
BGEO Group JSC, 6.000%, 07/26/23	USD	550	554,125
Guatemala | 0.4%
Comcel Trust, 6.875%, 02/06/24	USD	985	1,018,982
India | 1.1%
Greenko Dutch BV, 8.000%, 08/01/19	USD	1,040	1,098,240
JSW Steel, Ltd., 4.750%, 11/12/19	USD	320	323,866
Vedanta Resources PLC:
6.000%, 01/31/19	USD	310	318,912
8.250%, 06/07/21	USD	705	760,497
6.375%, 07/30/22 (d)	USD	225	226,575
			2,728,090
Indonesia | 0.2%
TBG Global Pte, Ltd., 4.625%, 04/03/18	USD	575	579,025
Israel | 0.4%
Altice Financing SA, 6.625%, 02/15/23 (d)	USD	300	312,000
7.500%, 05/15/26 (d)	USD	615	653,438
			965,438
Macau | 0.3%
MCE Finance, Ltd., 5.000%, 02/15/21	USD	625	632,500
Studio City Co., Ltd., 7.250%, 11/30/21 (d)	USD	200	213,250
			845,750
Mexico | 0.7%
Cemex Finance LLC, 9.375%, 10/12/22	USD	1,290	1,393,845
Cemex SAB de CV, 7.750%, 04/16/26	USD	290	326,250
			1,720,095
Nigeria | 0.4%
IHS Netherlands Holdco BV:
9.500%, 10/27/21	USD	200	205,132

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
9.500%, 10/27/21 (d)	USD	725	$743,603
			948,735
Panama | 0.1%
Sable International Finance, Ltd., 6.875%, 08/01/22 (d)	USD	220	232,650
Peru | 1.2%
Cia Minera Ares SAC, 7.750%, 01/23/21	USD	1,400	1,501,500
Inkia Energy, Ltd., 8.375%, 04/04/21	USD	880	897,600
InRetail Shopping Malls, 6.500%, 07/09/21	USD	600	636,420
			3,035,520
Russia | 1.3%
Evraz Group SA, 6.500%, 04/22/20	USD	310	330,925
Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	USD	570	614,887
GTH Finance BV: 6.250%, 04/26/20	USD	300	318,978
7.250%, 04/26/23	USD	1,200	1,320,360
Sberbank of Russia, 5.500%, 02/26/24 (e)	USD	620	637,980
			3,223,130
Singapore | 0.4%
Puma International Financing SA, 6.750%, 02/01/21	USD	1,100	1,136,322
South Africa | 0.3%
MTN Mauritius Investment, Ltd., 5.373%, 02/13/22 (d)	USD	650	660,082
South Korea | 0.5%
Harvest Operations Corp., 6.875%, 10/01/17	USD	525	527,625
SK E&S Co., Ltd., 4.875%, 11/26/19 (e), (h)	USD	310	306,900
Woori Bank, 4.500%, 09/27/21 (e), (h)	USD	320	315,184
			1,149,709
Thailand | 0.2%
PTT Exploration & Production Public Co. Ltd., 4.875%, 12/29/49	USD	610	623,816
Turkey | 0.4%
Turkiye Is Bankasi, 5.000%, 04/30/20	USD	655	652,544
Turkiye Vakiflar Bankasi TAO, 3.750%, 04/15/18	USD	320	319,200
			971,744
United Arab Emirates | 0.4%
MAF Global Securities, Ltd., 7.125%, 10/29/18 (e), (h)	USD	910	960,050
Description	Security Currency	Principal Amount (000)	Fair Value
Total Corporate Bonds (Cost $37,966,491)			$38,930,874
Foreign Government Obligations | 44.1%
Argentina | 5.3%
Republic of Argentina:
22.808%, 10/09/17 (e)	ARS	10,540	689,903
22.806%, 03/01/18 (e)	ARS	19,320	1,284,317
22.750%, 03/05/18	ARS	8,050	543,346
21.200%, 09/19/18	ARS	8,040	546,046
21.822%, 03/11/19 (e)	ARS	4,030	271,801
6.875%, 04/22/21 (d)	USD	625	671,250
6.875%, 04/22/21	USD	510	546,975
7.500%, 04/22/26	USD	540	574,020
7.500%, 04/22/26 (d)	USD	3,020	3,210,260
8.280%, 12/31/33	USD	3,442	3,674,338
2.500%, 12/31/38 (f)	USD	1,980	1,247,400
			13,259,656
Belize | 0.7%
Republic of Belize, 4.938%, 02/20/34 (f)	USD	2,733	1,769,617
Bolivia | 1.9%
Bolivian Government International Bond, 4.500%, 03/20/28 (d)	USD	4,860	4,762,800
Brazil | 4.0%
Brazil NTN-B:
6.000%, 05/15/35	BRL	1,200	1,245,698
6.000%, 08/15/50	BRL	3,150	3,353,449
Brazil NTN-F:
10.000%, 01/01/23	BRL	3,620	1,158,853
10.000%, 01/01/27	BRL	2,405	766,818
Federal Republic of Brazil, 5.000%, 01/27/45	USD	3,970	3,523,375
			10,048,193
Chile | 0.5%
Republic of Chile, 3.625%, 10/30/42	USD	1,250	1,225,000
Congo | 1.3%
Republic of Congo, 4.000%, 06/30/29 (f)	USD	4,203	3,110,002
Dominican Republic | 0.5%
Dominican Republic, 7.500%, 05/06/21	USD	1,150	1,267,875
Ecuador | 2.7%
Republic of Ecuador:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
10.500%, 03/24/20	USD	640	$680,000
10.750%, 03/28/22	USD	3,380	3,608,150
7.950%, 06/20/24	USD	1,770	1,681,500
9.650%, 12/13/26	USD	695	715,850
			6,685,500
Egypt | 0.5%
Arab Republic of Egypt:
5.875%, 06/11/25	USD	710	694,735
5.875%, 06/11/25 (d)	USD	585	572,422
			1,267,157
El Salvador | 2.9%
Republic of El Salvador:
7.375%, 12/01/19	USD	3,062	3,130,895
7.750%, 01/24/23	USD	1,035	1,051,819
5.875%, 01/30/25	USD	2,013	1,794,086
6.375%, 01/18/27	USD	560	501,200
8.250%, 04/10/32	USD	86	85,140
7.625%, 02/01/41	USD	811	747,134
			7,310,274
Ghana | 5.2%
Ghana Government Bonds:
25.480%, 04/24/17	GHS	380	88,617
24.440%, 05/29/17	GHS	80	18,706
23.230%, 02/19/18	GHS	490	116,686
22.490%, 04/23/18	GHS	160	37,923
23.470%, 05/21/18	GHS	420	100,474
19.040%, 09/24/18	GHS	50	11,482
Ghana Treasury Notes:
22.500%, 12/10/18	GHS	450	107,997
21.000%, 01/07/19	GHS	3,000	704,274
Republic of Ghana:
9.250%, 09/15/22	USD	5,110	5,316,955
7.875%, 08/07/23	USD	2,430	2,351,025
8.125%, 01/18/26	USD	4,204	4,030,585
			12,884,724
Guatemala | 0.3%
Republic of Guatemala, 5.750%, 06/06/22	USD	593	649,335
Hungary | 1.0%
Hungary, 7.625%, 03/29/41	USD	1,660	2,407,000
Lebanon | 2.4%
Lebanese Republic:
5.450%, 11/28/19	USD	870	887,400
6.375%, 03/09/20	USD	545	566,800
5.800%, 04/14/20	USD	1,225	1,249,310
8.250%, 04/12/21	USD	2,710	2,999,970
6.100%, 10/04/22	USD	375	384,844
			6,088,324
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico | 1.5%
United Mexican States:
4.350%, 01/15/47	USD	2,670	$2,456,400
5.750%, 10/12/10	USD	1,200	1,194,000
			3,650,400
Mongolia | 1.0%
Mongolia Government International Bonds:
10.875%, 04/06/21	USD	1,330	1,531,162
5.125%, 12/05/22	USD	1,115	1,048,100
			2,579,262
Morocco | 0.5%
Kingdom of Morocco, 5.500%, 12/11/42	USD	1,130	1,202,038
Mozambique | 1.4%
Mozambique International Bond, 10.500%, 01/18/23	USD	5,308	3,582,900
Oman | 1.6%
Oman Government International Bond, 6.500%, 03/08/47 (d)	USD	3,840	4,051,200
Paraguay | 0.6%
Republic of Paraguay:
4.625%, 01/25/23	USD	170	176,588
5.000%, 04/15/26 (d)	USD	470	488,800
4.700%, 03/27/27 (d)	USD	290	295,075
6.100%, 08/11/44 (d)	USD	255	271,575
6.100%, 08/11/44	USD	280	298,200
			1,530,238
Philippines | 0.1%
Republic of Philippines, 3.700%, 03/01/41	USD	260	257,400
Portugal | 2.8%
Republic of Portugal:
5.125%, 10/15/24	USD	4,318	4,185,006
5.125%, 10/15/24 (d)	USD	2,775	2,689,530
			6,874,536
Romania | 0.5%
Romania Government Bond, 6.125%, 01/22/44	USD	1,010	1,242,300
Russia | 1.0%
Russia Foreign Bond, 5.875%, 09/16/43	USD	2,200	2,499,200
Senegal | 0.5%
Republic of Senegal, 8.750%, 05/13/21	USD	1,135	1,288,225

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Explorer Total Return Portfolio (continued)
Sri Lanka | 0.2%
Republic of Sri Lanka, 6.250%, 10/04/20	USD	550	$578,875
Ukraine | 2.2%
Ukraine Government Bonds:
7.750%, 09/01/19	USD	4,975	5,074,500
7.750%, 09/01/20	USD	260	259,610
			5,334,110
Uruguay | 0.5%
Republica Orient Uruguay, 4.375%, 12/15/28	UYU	8,244	265,075
Uruguay Notas del Tesoro, 13.250%, 04/08/18	UYU	5,900	205,500
Uruguay Treasury Bills:
0.000%, 09/29/17	UYU	1,350	44,376
0.000%, 02/08/18	UYU	11,810	369,634
0.000%, 03/08/18	UYU	11,147	345,304
			1,229,889
Vietnam | 0.5%
Socialist Republic of Vietnam, 6.750%, 01/29/20	USD	1,155	1,261,837
Total Foreign Government Obligations (Cost $109,030,989)			109,897,867
Quasi Government Bonds | 3.5%
Mexico | 1.0%
Petroleos Mexicanos, 4.770%, 03/11/22 (d), (e)	USD	2,250	2,418,750
South Africa | 0.9%
Eskom Holdings SOC, Ltd.:
5.750%, 01/26/21	USD	1,320	1,325,280
6.750%, 08/06/23	USD	1,015	1,027,180
			2,352,460
Ukraine | 0.8%
Ukreximbank Via Biz Finance PLC, 9.625%, 04/27/22	USD	1,925	1,930,775
Venezuela | 0.8%
Petroleos de Venezuela SA, 5.250%, 04/12/17	USD	2,050	1,960,825
Total Quasi Government Bonds (Cost $8,552,455)			8,662,810

Description		Shares	Fair Value
Warrants | 0.0%
United Kingdom | 0.0%
Gulf Keystone Petroleum, Ltd. Expires 04/18/17 (Cost $0)		96,000	$0

Description		Shares	Fair Value
Short-Term Investment | 34.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $85,615,957)		85,615,957	$85,615,957

Description	Counterparty	Number of Contracts	Fair Value
Purchased Options | 0.1%
USD vs BRL May 17 3.35 Put, Expires 05/18/17	JPMS	40,400	$253,712
USD vs MYR Aug 17 4.35 Put, Expires 08/28/17	JPMS	70,500	53,580
Total Purchased Options (Cost $178,200)			307,292
Total Investments | 97.7% (Cost $241,344,092) (b), (g)			$243,414,800
Cash and Other Assets in Excess of Liabilities | 2.3%			5,692,112
Net Assets | 100.0%			$249,106,912

Lazard Explorer Total Return Portfolio (continued)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	12,989,900	USD	770,000	CIT	04/05/17	$73,838	$—
ARS	5,016,375	USD	292,500	CIT	07/10/17	19,909	—
ARS	12,913,000	USD	740,000	CIT	07/10/17	64,195	—
ARS	13,720,000	USD	800,000	CIT	07/10/17	54,453	—
ARS	13,760,000	USD	800,000	CIT	07/11/17	56,522	—
ARS	13,097,700	USD	770,000	JPM	04/06/17	80,491	—
BRL	3,663,458	USD	1,156,249	BRC	04/04/17	13,961	—
BRL	509,813	USD	161,487	BRC	04/05/17	1,321	—
BRL	2,658,927	USD	816,122	BRC	04/05/17	32,997	—
BRL	3,354,372	USD	1,023,739	BRC	04/05/17	47,469	—
BRL	3,663,458	USD	1,137,437	BRC	04/05/17	32,476	—
BRL	4,543,002	USD	1,385,273	BRC	04/05/17	65,520	—
BRL	4,571,269	USD	1,392,003	BRC	04/05/17	67,816	—
BRL	9,828,378	USD	2,976,348	BRC	04/05/17	162,312	—
BRL	5,472,394	USD	1,727,506	BRC	05/10/17	6,234	—
BRL	5,472,394	USD	1,731,113	BRC	05/10/17	2,627	—
BRL	5,472,394	USD	1,733,361	BRC	05/10/17	379	—
BRL	1,831,729	USD	583,725	CIT	04/04/17	1,380	—
BRL	2,867,679	USD	910,692	CIT	05/03/17	—	711
BRL	5,472,395	USD	1,728,434	CIT	05/10/17	5,307	—
BRL	5,472,395	USD	1,730,566	CIT	05/10/17	3,175	—
BRL	5,702,107	USD	1,803,494	CIT	05/10/17	3,023	—
BRL	6,276,567	USD	1,900,550	JPM	04/05/17	103,851	—
BRL	317,852	USD	102,000	JPM	04/06/17	—	521
BRL	318,189	USD	102,000	JPM	04/06/17	—	413
BRL	321,677	USD	102,000	JPM	05/03/17	76	—
BRL	533,350	USD	170,000	JPM	05/03/17	—	756
BRL	5,472,394	USD	1,727,670	JPM	05/10/17	6,070	—
BRL	5,472,394	USD	1,730,839	JPM	05/10/17	2,901	—
BRL	5,472,394	USD	1,731,168	JPM	05/10/17	2,573	—
BRL	323,697	USD	102,000	SCB	04/04/17	1,398	—
BRL	323,697	USD	102,164	SCB	04/04/17	1,234	—
BRL	1,831,729	USD	583,725	SCB	04/04/17	1,380	—
BRL	3,199,698	USD	1,009,878	SCB	04/04/17	12,194	—
BRL	3,199,698	USD	1,011,922	SCB	04/04/17	10,150	—
BRL	693,896	USD	213,015	SCB	04/05/17	8,579	—
BRL	2,386,018	USD	723,102	SCB	04/05/17	38,866	—
BRL	317,322	USD	102,000	SCB	04/06/17	—	690
BRL	319,719	USD	102,000	SCB	04/06/17	75	—
BRL	323,697	USD	103,742	SCB	04/06/17	—	397
BRL	509,813	USD	160,309	SCB	04/06/17	2,457	—
BRL	1,688,151	USD	533,044	SCB	04/17/17	4,533	—
BRL	1,699,279	USD	537,951	SCB	04/17/17	3,170	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	2,314,677	USD	741,907	SCB	04/17/17	$—	$4,819
BRL	5,472,394	USD	1,727,561	SCB	05/10/17	6,180	—
BRL	5,472,394	USD	1,730,401	SCB	05/10/17	3,339	—
BRL	5,472,394	USD	1,731,195	SCB	05/10/17	2,545	—
BRL	1,564,585	USD	468,846	SCB	02/09/18	1,172	—
BRL	1,706,683	USD	515,303	SCB	02/09/18	—	2,598
BRL	3,199,698	USD	950,876	SCB	02/09/18	10,346	—
BRL	2,950,848	USD	905,863	UBS	04/05/17	36,481	—
BRL	10,769,858	USD	3,277,997	UBS	04/05/17	161,322	—
BRL	10,792,670	USD	3,294,727	UBS	04/05/17	151,876	—
BRL	12,052,163	USD	3,676,261	UBS	04/05/17	172,557	—
BRL	313,650	USD	102,000	UBS	04/06/17	—	1,862
BRL	317,526	USD	102,000	UBS	04/06/17	—	625
BRL	319,240	USD	102,000	UBS	04/06/17	—	78
BRL	320,484	USD	102,000	UBS	04/06/17	320	—
BRL	5,472,395	USD	1,731,497	UBS	05/10/17	2,244	—
CAD	3,937,513	USD	2,964,548	BRC	04/04/17	—	3,634
CAD	2,269,439	USD	1,740,000	BRC	07/05/17	—	31,266
CAD	2,429,872	USD	1,817,406	JPM	04/04/17	9,799	—
CAD	1,214,936	USD	915,655	JPM	07/05/17	—	889
COP	555,505,017	USD	191,356	BRC	04/18/17	1,482	—
COP	1,222,163,000	USD	421,000	BRC	04/18/17	3,261	—
COP	1,236,056,000	USD	421,000	BRC	04/18/17	8,084	—
COP	1,472,379,000	USD	489,000	BRC	06/13/17	18,306	—
COP	3,124,668,814	USD	1,073,954	BRC	06/13/17	2,647	—
COP	1,439,616,000	USD	489,000	JPM	06/13/17	7,018	—
COP	1,447,929,000	USD	489,000	JPM	06/13/17	9,882	—
COP	1,453,063,500	USD	489,000	JPM	06/13/17	11,651	—
COP	1,472,379,000	USD	489,000	JPM	06/13/17	18,306	—
COP	1,477,269,000	USD	489,000	JPM	06/13/17	19,991	—
COP	1,482,159,000	USD	489,000	JPM	06/13/17	21,676	—
COP	1,229,741,000	USD	421,000	SCB	04/18/17	5,892	—
COP	1,230,162,000	USD	421,000	SCB	04/18/17	6,038	—
COP	1,241,318,500	USD	421,000	SCB	04/18/17	9,911	—
COP	1,256,685,000	USD	421,000	SCB	04/18/17	15,245	—
COP	1,488,273,945	USD	489,000	SCB	06/13/17	23,783	—
COP	2,786,552,331	USD	954,626	SCB	06/13/17	5,478	—
COP	1,222,163,000	USD	421,000	UBS	04/18/17	3,261	—
COP	1,228,899,000	USD	421,000	UBS	04/18/17	5,600	—
COP	1,229,741,000	USD	421,000	UBS	04/18/17	5,892	—
COP	3,189,364,984	USD	1,098,645	UBS	04/18/17	8,511	—
COP	1,429,836,000	USD	489,000	UBS	06/13/17	3,648	—
COP	1,440,594,000	USD	489,000	UBS	06/13/17	7,355	—
COP	3,245,347,685	USD	1,111,420	UBS	06/13/17	6,760	—
IDR	16,466,533,679	USD	1,157,577	BRC	12/11/17	46,392	—
IDR	20,850,173,612	USD	1,466,670	BRC	12/13/17	57,564	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
IDR	16,466,533,679	USD	1,143,668	BRC	12/27/17	$58,721	$—
IDR	20,850,173,612	USD	1,448,029	BRC	12/27/17	74,454	—
IDR	4,090,882,320	USD	288,598	BRC	01/05/18	9,873	—
IDR	4,212,875,489	USD	297,205	BRC	01/05/18	10,167	—
IDR	6,831,024,849	USD	481,397	BRC	01/05/18	16,995	—
IDR	19,572,004,159	USD	1,384,159	BRC	01/05/18	43,816	—
IDR	7,372,454,723	USD	529,060	BRC	01/08/18	8,564	—
IDR	36,233,100,000	USD	2,540,000	CIT	12/14/17	108,571	—
IDR	36,052,500,000	USD	2,530,000	CIT	12/15/17	105,153	—
IDR	36,052,500,000	USD	2,502,082	CIT	12/27/17	130,477	—
IDR	36,195,000,000	USD	2,511,449	CIT	12/27/17	131,516	—
IDR	10,323,931,874	USD	728,159	CIT	01/05/18	25,075	—
IDR	25,824,820,312	USD	1,823,143	CIT	01/05/18	61,037	—
IDR	29,814,526,615	USD	2,101,402	CIT	01/05/18	73,868	—
IDR	31,671,900,570	USD	2,233,240	CIT	01/05/18	77,544	—
IDR	19,095,966,322	USD	1,342,423	JPM	12/11/17	53,800	—
IDR	15,273,493,015	USD	1,073,331	JPM	12/13/17	43,224	—
IDR	36,195,000,000	USD	2,540,000	JPM	12/14/17	105,786	—
IDR	15,273,493,015	USD	1,060,659	JPM	12/27/17	54,614	—
IDR	19,095,966,322	USD	1,327,030	JPM	12/27/17	67,360	—
IDR	20,613,813,710	USD	1,431,316	JPM	12/27/17	73,908	—
IDR	12,941,822,110	USD	912,681	JPM	01/05/18	31,555	—
IDR	12,964,968,135	USD	914,636	JPM	01/05/18	31,289	—
IDR	21,116,307,373	USD	1,492,698	JPM	01/05/18	47,949	—
IDR	8,438,736,985	USD	605,144	JPM	01/08/18	10,237	—
IDR	37,207,961,998	USD	2,707,018	JPM	01/08/18	6,313	—
IDR	9,695,909,874	USD	695,795	SCB	01/08/18	11,263	—
IDR	9,944,617,823	USD	722,982	SCB	01/08/18	2,213	—
IDR	12,941,822,110	USD	912,681	UBS	01/05/18	31,555	—
INR	35,481,200	USD	535,000	BRC	08/16/17	1,792	—
INR	35,631,000	USD	535,000	BRC	08/16/17	4,058	—
INR	141,741,946	USD	2,071,342	BRC	08/16/17	73,058	—
INR	35,288,600	USD	535,000	CIT	08/16/17	—	1,122
INR	34,125,377	USD	498,617	JPM	08/16/17	17,662	—
INR	35,524,000	USD	535,000	JPM	08/16/17	2,439	—
INR	35,524,000	USD	535,000	JPM	08/16/17	2,439	—
INR	68,473,600	USD	1,040,000	JPM	08/16/17	—	4,070
INR	32,169,564	USD	470,040	SCB	08/16/17	16,650	—
INR	35,478,525	USD	535,000	SCB	08/16/17	1,751	—
INR	35,497,250	USD	535,000	SCB	08/16/17	2,034	—
INR	35,537,375	USD	535,000	SCB	08/16/17	2,641	—
INR	35,288,600	USD	535,000	UBS	08/16/17	—	1,122
INR	35,387,575	USD	535,000	UBS	08/16/17	375	—
KRW	1,899,817,725	USD	1,573,948	BRC	04/05/17	124,923	—
KRW	3,526,254,321	USD	2,921,987	JPM	04/05/17	231,289	—
KRW	2,319,540,000	USD	2,010,000	JPM	07/06/17	66,428	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
KRW	1,858,682,576	USD	1,540,174	SCB	04/05/17	$121,912	$—
MXN	6,916,536	USD	360,000	BRC	04/18/17	8,623	—
MXN	6,935,508	USD	360,000	BRC	04/18/17	9,634	—
MXN	7,046,100	USD	360,000	BRC	04/18/17	15,528	—
MXN	6,805,080	USD	360,000	CIT	04/18/17	2,683	—
MXN	6,858,360	USD	360,000	JPM	04/18/17	5,523	—
MXN	6,906,560	USD	360,000	JPM	04/18/17	8,091	—
MXN	6,924,780	USD	360,000	SCB	04/18/17	9,063	—
MXN	37,068,696	USD	1,960,000	SCB	04/18/17	15,610	—
MXN	6,793,236	USD	360,000	UBS	04/18/17	2,052	—
MXN	6,838,560	USD	360,000	UBS	04/18/17	4,467	—
MXN	6,856,920	USD	360,000	UBS	04/18/17	5,446	—
PHP	26,964,000	USD	535,000	BRC	04/18/17	2,048	—
PHP	26,800,825	USD	535,000	JPM	04/18/17	—	1,202
PHP	26,811,525	USD	535,000	JPM	04/18/17	—	989
PHP	26,873,050	USD	535,000	JPM	04/18/17	237	—
PHP	26,961,325	USD	535,000	JPM	04/18/17	1,995	—
PHP	7,531,500	USD	150,000	SCB	04/18/17	7	—
PHP	26,811,525	USD	535,000	SCB	04/18/17	—	989
PHP	26,902,475	USD	535,000	SCB	04/18/17	823	—
PHP	26,808,850	USD	535,000	UBS	04/18/17	—	1,042
PHP	26,918,525	USD	535,000	UBS	04/18/17	1,142	—
PLN	17,674,628	USD	4,500,000	BRC	04/18/17	—	43,749
PLN	4,261,682	USD	1,090,000	SCB	04/18/17	—	15,515
RUB	36,066,922	USD	584,231	BRC	04/10/17	55,719	—
RUB	49,743,564	USD	823,103	BRC	04/10/17	59,518	—
RUB	50,186,785	USD	824,593	BRC	04/10/17	65,892	—
RUB	90,604,115	USD	1,495,204	BRC	04/10/17	112,423	—
RUB	109,150,064	USD	1,760,492	BRC	04/10/17	176,203	—
RUB	153,161,060	USD	2,516,257	BRC	04/10/17	201,343	—
RUB	124,680,558	USD	2,165,100	BRC	07/10/17	2,442	—
RUB	124,680,558	USD	2,165,157	CIT	07/10/17	2,386	—
RUB	42,206,011	USD	692,907	JPM	04/10/17	55,972	—
RUB	54,477,907	USD	893,743	JPM	04/10/17	72,882	—
RUB	113,149,563	USD	1,829,508	JPM	04/10/17	178,152	—
RUB	127,121,662	USD	2,094,796	JPM	04/10/17	160,776	—
RUB	166,189,465	USD	2,746,897	JPM	04/10/17	201,872	—
RUB	179,282,164	USD	2,905,769	JPM	04/10/17	275,309	—
RUB	124,680,558	USD	2,165,232	SCB	07/10/17	2,311	—
RUB	124,680,558	USD	2,165,984	UBS	07/10/17	1,559	—
SGD	9,238,313	USD	6,620,880	BRC	05/15/17	—	14,472
TRY	1,123,861	USD	308,000	BRC	04/18/17	—	102
TRY	1,124,262	USD	308,000	CIT	04/18/17	8	—
TRY	1,116,053	USD	308,000	JPM	04/18/17	—	2,241
TRY	1,122,706	USD	308,000	JPM	04/18/17	—	418
TRY	1,127,834	USD	308,000	JPM	04/18/17	987	—

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TRY	1,126,125	USD	308,000	SCB	04/18/17	$519	$—
TRY	1,133,009	USD	308,000	SCB	04/18/17	2,405	—
TRY	1,158,373	USD	308,000	SCB	04/18/17	9,353	—
TRY	2,268,084	USD	620,000	SCB	04/18/17	1,375	—
TRY	1,119,826	USD	308,000	UBS	04/18/17	—	1,207
TRY	1,123,492	USD	308,000	UBS	04/18/17	—	203
TWD	79,112,077	USD	2,610,012	JPM	04/05/17	—	2,710
TWD	79,112,077	USD	2,448,532	JPM	04/05/17	158,770	—
TWD	57,678,600	USD	1,860,000	JPM	07/06/17	48,908	—
TWD	20,667,713	USD	681,855	SCB	04/05/17	—	708
TWD	20,667,713	USD	639,966	SCB	04/05/17	41,181	—
USD	274,010	ARS	4,263,601	CIT	04/05/17	—	2,958
USD	290,000	ARS	4,719,750	CIT	04/05/17	—	16,600
USD	162,767	ARS	2,524,517	CIT	04/06/17	—	1,161
USD	244,466	ARS	3,786,776	CIT	04/06/17	—	1,426
USD	325,324	ARS	5,049,034	CIT	04/06/17	—	2,531
USD	257,077	ARS	4,006,549	JPM	04/05/17	—	3,192
USD	111,944	ARS	1,737,373	JPM	04/06/17	—	871
USD	1,137,720	BRL	3,663,458	BRC	04/04/17	—	32,490
USD	1,132,270	BRL	3,663,458	BRC	04/05/17	—	37,644
USD	1,740,030	BRL	5,472,394	BRC	04/05/17	—	7,561
USD	1,743,634	BRL	5,472,394	BRC	04/05/17	—	3,957
USD	1,745,580	BRL	5,472,394	BRC	04/05/17	—	2,011
USD	161,415	BRL	509,813	BRC	04/06/17	—	1,351
USD	1,096,815	BRL	3,842,143	BRC	02/09/18	—	57,405
USD	578,124	BRL	1,831,729	CIT	04/04/17	—	6,980
USD	1,740,916	BRL	5,472,395	CIT	04/05/17	—	6,675
USD	1,742,801	BRL	5,472,395	CIT	04/05/17	—	4,790
USD	1,790,000	BRL	5,719,050	CIT	04/05/17	—	36,360
USD	915,314	BRL	2,867,679	CIT	04/06/17	—	238
USD	1,812,494	BRL	5,702,107	CIT	04/17/17	—	3,291
USD	579,239	BRL	1,831,729	CIT	05/10/17	—	1,081
USD	1,740,307	BRL	5,472,394	JPM	04/05/17	—	7,284
USD	1,743,078	BRL	5,472,394	JPM	04/05/17	—	4,513
USD	1,743,356	BRL	5,472,394	JPM	04/05/17	—	4,235
USD	1,788,990	BRL	6,285,615	JPM	02/09/18	—	99,274
USD	102,164	BRL	323,697	SCB	04/04/17	—	1,234
USD	103,816	BRL	323,697	SCB	04/04/17	418	—
USD	578,124	BRL	1,831,729	SCB	04/04/17	—	6,980
USD	1,009,878	BRL	3,199,698	SCB	04/04/17	—	12,194
USD	1,013,685	BRL	3,199,698	SCB	04/04/17	—	8,386
USD	1,740,030	BRL	5,472,394	SCB	04/05/17	—	7,561
USD	1,742,801	BRL	5,472,394	SCB	04/05/17	—	4,790
USD	1,743,356	BRL	5,472,394	SCB	04/05/17	—	4,235
USD	579,221	BRL	1,831,729	SCB	05/10/17	—	1,099
USD	505,206	BRL	1,769,331	SCB	02/09/18	—	26,320

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,743,912	BRL	5,472,395	UBS	04/05/17	$—	$3,680
USD	1,788,990	BRL	6,284,184	UBS	02/09/18	—	98,844
USD	2,934,588	CAD	3,937,513	BRC	04/04/17	—	26,326
USD	551,023	CAD	725,532	BRC	07/05/17	4,746	—
USD	630,938	CAD	840,290	BRC	07/05/17	—	1,743
USD	761,440	CAD	1,016,199	BRC	07/05/17	—	3,689
USD	1,471,187	CAD	1,951,184	BRC	07/05/17	2,077	—
USD	2,213,177	CAD	2,917,631	BRC	07/05/17	16,397	—
USD	2,967,765	CAD	3,937,513	BRC	07/05/17	3,084	—
USD	3,299,033	CAD	4,350,771	BRC	07/05/17	23,195	—
USD	1,069,062	CAD	1,422,755	CIT	07/05/17	—	2,177
USD	905,412	CAD	1,214,936	JPM	04/04/17	—	8,191
USD	914,655	CAD	1,214,936	JPM	04/04/17	1,052	—
USD	1,819,611	CAD	2,429,872	JPM	07/05/17	—	9,919
USD	2,328,813	CAD	3,088,938	JPM	07/05/17	3,051	—
USD	580,967	CAD	766,023	UBS	07/05/17	4,204	—
USD	893,560	CAD	1,192,277	UBS	07/05/17	—	4,144
USD	3,328,977	CAD	4,395,681	UBS	07/05/17	19,325	—
USD	2,240,463	HUF	637,579,693	BRC	05/05/17	34,199	—
USD	2,653,840	HUF	762,806,624	BRC	05/05/17	14,245	—
USD	2,239,597	HUF	637,579,694	CIT	05/05/17	33,333	—
USD	2,651,009	HUF	762,806,624	CIT	05/05/17	11,413	—
USD	2,239,872	HUF	637,579,693	JPM	05/05/17	33,609	—
USD	2,649,784	HUF	762,806,624	JPM	05/05/17	10,188	—
USD	2,236,376	HUF	637,579,693	SCB	05/05/17	30,112	—
USD	2,648,266	HUF	762,806,624	SCB	05/05/17	8,671	—
USD	1,146,295	IDR	16,466,533,679	BRC	12/11/17	—	57,673
USD	1,450,750	IDR	20,850,173,612	BRC	12/13/17	—	73,484
USD	154,000	IDR	2,148,762,000	BRC	01/08/18	—	2,695
USD	154,000	IDR	2,132,130,000	BRC	01/08/18	—	1,482
USD	154,000	IDR	2,115,960,000	BRC	01/08/18	—	303
USD	1,088,831	IDR	15,619,286,290	CIT	12/14/17	—	52,909
USD	2,516,163	IDR	36,195,000,000	CIT	12/14/17	—	129,623
USD	2,506,518	IDR	36,052,500,000	CIT	12/15/17	—	128,635
USD	1,840,000	IDR	25,944,000,000	CIT	01/05/18	—	52,876
USD	154,000	IDR	2,116,730,000	CIT	01/08/18	—	359
USD	1,329,340	IDR	19,095,966,322	JPM	12/11/17	—	66,883
USD	1,062,504	IDR	15,273,493,015	JPM	12/13/17	—	54,051
USD	1,433,506	IDR	20,613,813,710	JPM	12/14/17	—	73,325
USD	154,000	IDR	2,124,892,000	JPM	01/08/18	—	954
USD	154,000	IDR	2,119,810,000	JPM	01/08/18	—	584
USD	154,000	IDR	2,122,582,000	JPM	01/08/18	—	786
USD	154,000	IDR	2,126,740,000	SCB	01/08/18	—	1,089
USD	154,000	IDR	2,120,580,000	UBS	01/08/18	—	640
USD	154,000	IDR	2,125,970,000	UBS	01/08/18	—	1,033
USD	1,569,864	KRW	1,899,817,725	BRC	04/05/17	—	129,007

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	549,253	KRW	657,455,350	BRC	07/06/17	$—	$39,295
USD	1,575,122	KRW	1,899,817,725	BRC	07/06/17	—	125,575
USD	1,977,157	KRW	2,380,121,802	BRC	07/06/17	—	153,503
USD	910,056	KRW	1,070,498,967	CIT	07/06/17	—	48,244
USD	911,421	KRW	1,098,080,406	CIT	07/06/17	—	71,569
USD	1,827,808	KRW	2,183,316,871	CIT	07/06/17	—	126,675
USD	1,836,179	KRW	2,184,318,764	CIT	07/06/17	—	119,200
USD	2,914,098	KRW	3,526,254,321	JPM	04/05/17	—	239,177
USD	862,558	KRW	1,033,042,800	JPM	07/06/17	—	62,211
USD	911,421	KRW	1,096,348,706	JPM	07/06/17	—	70,019
USD	918,090	KRW	1,093,077,478	JPM	07/06/17	—	60,422
USD	1,472,939	KRW	1,761,742,832	JPM	07/06/17	—	104,155
USD	2,924,896	KRW	3,526,254,321	JPM	07/06/17	—	231,771
USD	1,536,038	KRW	1,858,682,576	SCB	04/05/17	—	126,048
USD	692,444	KRW	814,521,783	SCB	07/06/17	—	36,708
USD	862,198	KRW	1,033,042,800	SCB	07/06/17	—	62,571
USD	1,015,731	KRW	1,208,374,791	SCB	07/06/17	—	65,993
USD	1,541,260	KRW	1,858,682,576	SCB	07/06/17	—	122,613
USD	49,962	RUB	2,987,043	BRC	04/10/17	—	3,039
USD	322,886	RUB	19,254,185	BRC	04/10/17	—	18,749
USD	481,000	RUB	28,491,073	BRC	04/10/17	—	24,529
USD	481,000	RUB	27,776,788	BRC	04/10/17	—	11,855
USD	652,216	RUB	39,003,515	BRC	04/10/17	—	39,839
USD	2,209,865	RUB	124,680,558	BRC	04/10/17	—	2,395
USD	2,209,865	RUB	124,680,558	CIT	04/10/17	—	2,395
USD	60,038	RUB	3,591,183	JPM	04/10/17	—	3,682
USD	387,114	RUB	22,968,626	JPM	04/10/17	—	20,428
USD	481,000	RUB	28,587,033	JPM	04/10/17	—	26,232
USD	481,000	RUB	28,838,596	JPM	04/10/17	—	30,695
USD	481,000	RUB	28,636,335	JPM	04/10/17	—	27,106
USD	481,000	RUB	28,013,440	JPM	04/10/17	—	16,054
USD	481,000	RUB	27,905,215	JPM	04/10/17	—	14,134
USD	481,000	RUB	27,641,868	JPM	04/10/17	—	9,461
USD	481,000	RUB	28,047,832	JPM	04/10/17	—	16,664
USD	587,784	RUB	35,143,586	JPM	04/10/17	—	35,784
USD	1,160,000	RUB	70,871,360	JPM	04/10/17	—	97,500
USD	481,000	RUB	28,762,598	SCB	04/10/17	—	29,347
USD	2,209,865	RUB	124,680,558	SCB	04/10/17	—	2,395
USD	3,367,000	RUB	196,096,774	SCB	04/10/17	—	112,427
USD	2,210,648	RUB	124,680,558	UBS	04/10/17	—	1,611
USD	1,457,239	SGD	2,074,235	BRC	05/15/17	—	26,066
USD	411,000	SGD	575,729	JPM	05/15/17	—	709
USD	411,000	SGD	573,962	JPM	05/15/17	554	—
USD	1,631,613	SGD	2,322,682	JPM	05/15/17	—	29,360
USD	411,000	SGD	580,320	SCB	05/15/17	—	3,992
USD	411,000	SGD	575,975	SCB	05/15/17	—	886

Lazard Explorer Total Return Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,781,148	SGD	2,535,410	SCB	05/15/17	$—	$31,949
USD	758,297	TWD	23,844,649	BRC	07/06/17	—	30,856
USD	817,268	TWD	26,123,965	BRC	07/06/17	—	47,320
USD	818,912	TWD	26,098,715	BRC	07/06/17	—	44,841
USD	1,548,782	TWD	49,259,000	BRC	07/06/17	—	81,474
USD	1,671,743	TWD	53,211,577	BRC	07/06/17	—	89,326
USD	2,442,108	TWD	79,112,077	JPM	04/05/17	—	165,195
USD	2,610,012	TWD	79,112,077	JPM	04/05/17	2,710	—
USD	851,703	TWD	26,777,542	JPM	07/06/17	—	34,516
USD	905,276	TWD	28,851,161	JPM	07/06/17	—	49,570
USD	910,059	TWD	28,971,723	JPM	07/06/17	—	48,778
USD	1,549,269	TWD	49,259,000	JPM	07/06/17	—	80,987
USD	1,570,000	TWD	50,365,600	JPM	07/06/17	—	96,880
USD	2,453,088	TWD	79,112,077	JPM	07/06/17	—	165,174
USD	2,740,186	TWD	87,585,387	JPM	07/06/17	—	158,505
USD	637,892	TWD	20,667,713	SCB	04/05/17	—	43,255
USD	681,855	TWD	20,667,713	SCB	04/05/17	708	—
USD	242,546	TWD	7,760,266	SCB	07/06/17	—	14,284
USD	641,158	TWD	20,667,713	SCB	07/06/17	—	42,853
USD	1,268,198	TWD	40,320,588	SCB	07/06/17	—	66,236
USD	2,125,812	TWD	67,594,439	SCB	07/06/17	—	111,266
USD	1,985,796	ZAR	25,712,687	BRC	04/05/17	69,585	—
USD	2,490,000	ZAR	33,628,695	BRC	04/18/17	—	10,569
USD	5,990,000	ZAR	78,524,647	BRC	04/18/17	151,050	—
USD	1,985,536	ZAR	25,712,687	CIT	04/05/17	69,324	—
USD	1,985,229	ZAR	25,712,689	HSB	04/05/17	69,017	—
USD	770,000	ZAR	10,453,597	JPM	04/05/17	—	9,044
USD	1,982,474	ZAR	25,712,687	JPM	04/05/17	66,262	—
USD	964,000	ZAR	12,652,404	JPM	04/18/17	23,190	—
USD	1,982,321	ZAR	25,712,687	SCB	04/05/17	66,109	—
USD	161,000	ZAR	2,091,471	SCB	04/18/17	5,482	—
ZAR	1,559,266	USD	112,384	BRC	04/05/17	3,819	—
ZAR	3,905,462	USD	281,630	BRC	04/05/17	9,421	—
ZAR	5,703,507	USD	412,395	BRC	04/05/17	12,653	—
ZAR	13,847,954	USD	1,080,000	BRC	04/18/17	—	50,291
ZAR	25,712,687	USD	1,955,263	BRC	07/05/17	—	68,820
ZAR	2,685,673	USD	193,496	CIT	04/05/17	6,651	—
ZAR	12,180,796	USD	878,370	CIT	04/05/17	29,391	—
ZAR	17,537,530	USD	1,265,873	CIT	04/05/17	41,094	—
ZAR	25,712,687	USD	1,955,010	CIT	07/05/17	—	68,568
ZAR	25,712,689	USD	1,954,743	HSB	07/05/17	—	68,300
ZAR	2,773,611	USD	200,420	JPM	04/05/17	6,281	—
ZAR	12,687,585	USD	915,212	JPM	04/05/17	30,317	—
ZAR	13,542,120	USD	1,080,000	JPM	04/18/17	—	73,033
ZAR	13,678,200	USD	1,080,000	JPM	04/18/17	—	62,914
ZAR	13,757,472	USD	1,080,000	JPM	04/18/17	—	57,019

Lazard Explorer Total Return Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	25,712,687	USD	1,952,072	JPM	07/05/17	$—	$65,629
ZAR	10,698,960	USD	772,404	SCB	04/05/17	24,925	—
ZAR	11,008,690	USD	797,500	SCB	04/05/17	22,911	—
ZAR	17,440,047	USD	1,257,185	SCB	04/05/17	42,517	—
ZAR	17,537,530	USD	1,265,425	SCB	04/05/17	41,541	—
ZAR	23,298,377	USD	1,676,504	SCB	04/05/17	59,784	—
ZAR	13,662,864	USD	1,080,000	SCB	04/18/17	—	64,054
ZAR	13,843,116	USD	1,080,000	SCB	04/18/17	—	50,651
ZAR	14,155,020	USD	1,080,000	SCB	04/18/17	—	27,458
ZAR	25,712,687	USD	1,951,923	SCB	07/05/17	—	65,481
ZAR	13,528,987	USD	1,080,000	UBS	04/18/17	—	74,009
ZAR	13,619,880	USD	1,080,000	UBS	04/18/17	—	67,251
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$7,152,927	$6,306,341

Written Options open at March 31, 2017:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Premium	Fair Value
USD vs BRL May 17 3.15 Put	JPMS	40,400	$3.38	05/18/17	$30,037	$(88,072)

Credit Default Swap Agreements open at March 31, 2017:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Buy/ Sell	Receive (Pay) Rate	S&P Credit Rating	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
CDX EM 27	BRC	83,080,000	06/20/22	Buy	(1.000)%	CCC-AA-	$4,380,638	$4,499,862	$—	$119,224

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Income Portfolio
Foreign Government Obligations | 37.4%
Brazil | 9.2%
Brazil Letras do Tesouro Nacional, 0.000%, 04/01/17	BRL	2,870	$916,298
Brazil NTN-F, 10.000%, 01/01/27	BRL	880	280,573
			1,196,871
Indonesia | 1.0%
Indonesia Government Bond, 8.250%, 07/15/21	IDR	1,684,000	132,246
Malaysia | 5.2%
Malaysia Government Bonds:
3.314%, 10/31/17	MYR	1,240	280,195
4.240%, 02/07/18	MYR	1,540	350,501
3.580%, 09/28/18	MYR	190	42,991
			673,687
Mexico | 7.4%
Mexican Bonos:
4.750%, 06/14/18	MXN	4,400	229,653
6.500%, 06/10/21	MXN	5,970	314,277
5.750%, 03/05/26	MXN	3,180	155,515
Mexico Cetes, 0.000%, 08/31/17	MXN	5,000	259,878
			959,323
Poland | 3.3%
Poland Government Bond, 5.250%, 10/25/17	PLN	1,700	437,489
Romania | 3.2%
Romania Government Bonds:
6.750%, 06/11/17	RON	720	170,596
5.850%, 04/26/23	RON	900	241,541
			412,137
Russia | 3.4%
Russia Government Bonds - OFZ:
7.500%, 08/18/21	RUB	8,700	152,524
7.050%, 01/19/28	RUB	17,550	292,981
			445,505
Turkey | 4.7%
Turkey Government Bonds:
10.500%, 01/15/20	TRY	1,900	518,593
8.500%, 09/14/22	TRY	390	97,112
			615,705
Total Foreign Government Obligations (Cost $4,780,130)			4,872,963
Description	Security Currency	Principal Amount (000)	Fair Value
Supranationals | 1.6%
European Investment Bank, 7.200%, 07/09/19 (d) (Cost $212,983)	IDR	2,700,000	$205,524
US Treasury Securities | 54.4%
US Treasury Notes:
0.875%, 04/15/17	USD	500	500,039
0.875%, 04/30/17	USD	350	350,055
0.875%, 05/15/17	USD	400	400,094
0.625%, 05/31/17	USD	500	499,948
2.750%, 05/31/17	USD	500	501,561
0.875%, 06/15/17	USD	500	500,078
0.625%, 06/30/17	USD	350	349,836
0.750%, 06/30/17	USD	500	499,883
0.875%, 07/15/17	USD	500	500,039
0.500%, 07/31/17	USD	500	499,530
0.875%, 08/15/17	USD	500	500,039
0.625%, 08/31/17	USD	500	499,492
1.875%, 08/31/17	USD	500	502,111
1.000%, 09/15/17	USD	500	500,353
0.625%, 09/30/17	USD	500	499,357
Total US Treasury Securities (Cost $7,104,913)			7,102,415

Description	Shares	Fair Value
Short-Term Investment | 16.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $2,114,950)	2,114,950	$2,114,950
Total Investments | 109.6% (Cost $14,212,976) (b), (g)		$14,295,852
Liabilities in Excess of Cash and Other Assets | (9.6)%		(1,255,458)
Net Assets | 100.0%		$13,040,394

Lazard Emerging Markets Income Portfolio (continued)
Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	1,042,650	USD	66,602	BNP	04/03/17	$1,158	$—
ARS	1,008,330	USD	61,000	BNP	05/02/17	3,783	—
ARS	1,042,650	USD	67,739	CIT	04/03/17	20	—
ARS	1,124,930	USD	67,000	CIT	09/29/17	369	—
CLP	127,611,600	USD	193,000	HSB	04/24/17	191	—
CNY	886,400	USD	128,000	HSB	04/06/17	653	—
CNY	3,620,592	USD	522,000	HSB	04/06/17	3,495	—
CNY	3,464,500	USD	500,000	HSB	05/12/17	1,547	—
CNY	801,676	USD	116,000	HSB	05/26/17	—	79
CNY	4,570,830	USD	660,000	HSB	06/06/17	327	—
COP	213,768,000	USD	72,000	BNP	04/28/17	2,106	—
COP	225,060,000	USD	75,000	SCB	04/12/17	3,191	—
CZK	3,170,606	EUR	118,000	BNP	06/28/17	165	—
CZK	10,515,310	USD	429,021	CIT	10/30/17	—	5,258
CZK	4,600,710	USD	186,000	CIT	02/27/18	1,104	—
EUR	60,868	USD	66,254	CIT	05/15/17	—	1,199
HUF	58,485,200	USD	200,000	BNP	05/02/17	2,360	—
HUF	78,942,560	USD	272,000	BNP	05/02/17	1,143	—
HUF	2,848,600	USD	9,840	BNP	08/29/17	60	—
IDR	988,400,000	USD	70,000	CIT	05/02/17	4,131	—
IDR	1,257,414,500	USD	94,000	CIT	05/02/17	307	—
IDR	961,520,000	USD	68,000	HSB	05/09/17	4,071	—
INR	49,158,560	USD	748,000	HSB	05/23/17	7,370	—
INR	9,535,125	USD	141,000	JPM	04/10/17	6,055	—
INR	13,034,000	USD	190,000	JPM	04/17/17	10,955	—
KRW	1,344,326,880	USD	1,164,000	JPM	04/13/17	39,104	—
KZT	41,513,900	USD	131,000	SCB	05/31/17	—	67
MXN	3,964,423	USD	207,000	JPM	04/27/17	3,996	—
PEN	416,384	USD	128,514	CIT	04/03/17	—	336
PEN	367,102	USD	112,000	CIT	05/05/17	673	—
PEN	410,250	USD	125,000	SCB	04/21/17	1,082	—
PHP	9,557,640	USD	191,000	SCB	04/03/17	—	514
PHP	3,375,045	USD	67,299	SCB	04/11/17	—	67
PHP	5,261,550	USD	105,000	SCB	04/11/17	—	188
PLN	986,135	USD	242,112	CIT	05/19/17	6,442	—
PLN	1,663,140	USD	408,594	JPM	05/19/17	10,600	—
RON	271,602	EUR	60,000	JPM	08/01/17	—	595
RON	746,484	USD	174,923	CIT	08/01/17	392	—
RON	208,785	USD	53,287	CIT	08/29/17	—	4,230
RUB	37,206,310	USD	626,000	CIT	06/13/17	24,076	—
SGD	1,045,368	USD	736,693	SCB	05/15/17	10,860	—
THB	21,155,100	USD	604,000	SCB	04/10/17	11,607	—
TRY	99,727	USD	27,000	CIT	05/08/17	166	—
TRY	752,020	USD	196,033	CIT	05/08/17	8,823	—
TRY	1,091,912	USD	292,000	JPM	05/08/17	5,444	—

Lazard Emerging Markets Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TWD	2,072,980	USD	66,957	SCB	04/13/17	$1,358	$—
USD	67,739	ARS	1,042,650	BNP	04/03/17	—	20
USD	67,311	ARS	1,042,650	CIT	04/03/17	—	448
USD	437,000	BRL	1,391,190	CIT	04/20/17	—	5,720
USD	654,373	CNY	4,506,992	HSB	04/06/17	225	—
USD	10,450	HUF	2,848,600	BNP	08/29/17	550	—
USD	128,000	PEN	416,384	CIT	04/03/17	—	177
USD	128,118	PEN	416,384	CIT	05/05/17	319	—
USD	67,286	PHP	3,375,045	SCB	04/03/17	20	—
USD	123,000	PHP	6,182,595	SCB	04/03/17	—	221
USD	215,000	PLN	876,188	JPM	05/19/17	—	5,843
USD	442,120	PLN	1,773,678	JPM	05/19/17	—	4,934
USD	53,275	RON	208,785	BNP	08/29/17	4,218	—
USD	179,925	RON	761,642	CIT	08/01/17	1,050	—
USD	254,792	RON	1,066,433	CIT	11/09/17	3,973	—
USD	61,000	RON	256,444	JPM	08/01/17	773	—
USD	518,364	TRY	1,909,807	JPM	05/08/17	—	1,881
USD	135,000	ZAR	1,731,645	HSB	04/28/17	6,462	—
ZAR	291,265	USD	23,000	HSB	04/26/17	—	1,372
ZAR	3,086,887	USD	242,871	HSB	04/28/17	—	13,735
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$196,774	$46,884

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 96.5%
Aerospace & Defense | 1.2%
Bombardier, Inc., 7.750%, 03/15/20 (d)	$975	$1,040,813
KLX, Inc., 5.875%, 12/01/22 (d)	1,400	1,443,750
Triumph Group, Inc., 4.875%, 04/01/21	1,400	1,351,000
		3,835,563
Auto Components | 0.6%
The Goodyear Tire & Rubber Co., 5.125%, 11/15/23	1,800	1,876,500
Automobiles | 0.6%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	1,800	1,851,300
Beverages | 0.3%
Constellation Brands, Inc., 7.250%, 05/15/17	950	955,278
Biotechnology | 0.5%
Grifols Worldwide Operations, Ltd., 5.250%, 04/01/22	1,475	1,531,050
Building Products | 0.8%
Griffon Corp., 5.250%, 03/01/22	1,800	1,811,250
USG Corp., 8.250%, 01/15/18	675	707,063
		2,518,313
Capital Markets | 1.6%
Icahn Enterprises LP, 6.000%, 08/01/20	1,500	1,545,000
MPT Operating Partnership LP, 6.375%, 03/01/24	1,810	1,945,750
PetSmart, Inc., 7.125%, 03/15/23 (d)	1,600	1,520,000
		5,010,750
Chemicals | 4.0%
CF Industries, Inc., 3.450%, 06/01/23	1,975	1,866,375
Chemtura Corp., 5.750%, 07/15/21	1,400	1,447,250
Huntsman International LLC, 4.875%, 11/15/20	1,600	1,668,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	929,421
NOVA Chemicals Corp., 5.250%, 08/01/23 (d)	1,800	1,840,500
Description	Principal Amount (000)	Fair Value
Platform Specialty Products Corp., 6.500%, 02/01/22 (d)	$1,700	$1,763,750
Westlake Chemical Corp., 4.625%, 02/15/21 (d)	1,400	1,453,861
WR Grace & Co-Conn, 5.125%, 10/01/21 (d)	1,700	1,785,000
		12,754,157
Commercial Services & Supplies | 3.2%
ACCO Brands Corp., 5.250%, 12/15/24 (d)	1,800	1,809,000
Ashtead Capital, Inc., 6.500%, 07/15/22 (d)	1,700	1,768,000
Avis Budget Car Finance, Inc., 5.125%, 06/01/22 (d)	1,600	1,545,040
Clean Harbors, Inc., 5.250%, 08/01/20	1,750	1,780,625
The ADT Corp., 6.250%, 10/15/21	1,400	1,521,660
West Corp., 5.375%, 07/15/22 (d)	1,750	1,719,375
		10,143,700
Communications Equipment | 1.0%
CommScope, Inc., 5.000%, 06/15/21 (d)	1,500	1,541,250
Plantronics, Inc., 5.500%, 05/31/23 (d)	1,750	1,765,313
		3,306,563
Construction Materials | 0.6%
Standard Industries, Inc., 5.375%, 11/15/24 (d)	1,750	1,772,960
Containers & Packaging | 4.4%
Ball Corp., 4.000%, 11/15/23	1,900	1,902,375
Cascades, Inc., 5.500%, 07/15/22 (d)	1,500	1,496,250
Crown Americas LLC, 4.500%, 01/15/23	1,800	1,840,500
Owens-Brockway Glass Container, Inc., 5.000%, 01/15/22 (d)	1,892	1,946,395
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,543,140
Sealed Air Corp., 4.875%, 12/01/22 (d)	1,700	1,771,179
Silgan Holdings, Inc., 5.000%, 04/01/20	1,475	1,486,062
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (d)	1,050	1,076,250

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	$750	$885,000
		13,947,151
Diversified Consumer Services | 0.6%
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (d)	1,800	1,845,000
Diversified Financial Services | 1.6%
Herc Rentals, Inc., 7.750%, 06/01/24 (d)	1,529	1,628,385
INEOS Group Holdings SA, 5.625%, 08/01/24 (d)	1,700	1,704,250
Level 3 Financing, Inc., 5.125%, 05/01/23	1,800	1,840,500
		5,173,135
Diversified Telecommunication Services | 2.8%
CenturyLink, Inc., 5.625%, 04/01/20	1,800	1,887,120
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,590,000
Hughes Satellite Systems Corp., 5.250%, 08/01/26 (d)	1,891	1,886,272
SBA Communications Corp., 4.875%, 09/01/24 (d)	1,800	1,777,140
Zayo Group LLC, 5.750%, 01/15/27 (d)	1,750	1,845,900
		8,986,432
Electronic Equipment, Instruments & Components | 0.6%
Belden, Inc., 5.500%, 09/01/22 (d)	1,750	1,785,000
Energy Equipment & Services | 0.8%
Transocean, Inc., 9.000%, 07/15/23 (d)	1,250	1,334,375
Weatherford International, Ltd., 8.250%, 06/15/23	1,250	1,359,375
		2,693,750
Equity Real Estate Investment Trusts (REITs) | 3.3%
Crown Castle International Corp., 4.875%, 04/15/22	1,500	1,613,361
Equinix, Inc., 4.875%, 04/01/20	1,872	1,918,800
ESH Hospitality, Inc., 5.250%, 05/01/25 (d)	1,800	1,814,616
Iron Mountain, Inc., 6.000%, 08/15/23	1,700	1,789,250
RHP Hotel Properties LP, 5.000%, 04/15/23	1,775	1,801,625
Description	Principal Amount (000)	Fair Value
Communications Sales & Leasing, Inc., 6.000%, 04/15/23 (d)	$1,700	$1,763,750
		10,701,402
Food & Staples Retailing | 1.7%
Albertsons Cos. LLC, 6.625%, 06/15/24 (d)	1,750	1,789,375
Ingles Markets, Inc., 5.750%, 06/15/23	1,750	1,763,125
Performance Food Group, Inc., 5.500%, 06/01/24 (d)	1,805	1,845,613
		5,398,113
Food Products | 2.3%
B&G Foods, Inc., 4.625%, 06/01/21	1,500	1,511,250
Darling Ingredients, Inc., 5.375%, 01/15/22	850	879,750
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (d)	1,800	1,836,000
Post Holdings, Inc., 5.000%, 08/15/26 (d)	1,800	1,723,500
TreeHouse Foods, Inc., 4.875%, 03/15/22	1,500	1,533,750
		7,484,250
Gas Utilities | 1.4%
AmeriGas Partners LP, 5.625%, 05/20/24	1,800	1,809,000
Ferrellgas LP, 6.500%, 05/01/21	500	475,000
Ferrellgas Partners LP, 8.625%, 06/15/20	520	497,900
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,773,000
		4,554,900
Health Care Equipment & Supplies | 1.2%
Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (d)	1,800	1,865,250
Hologic, Inc., 5.250%, 07/15/22 (d)	1,800	1,887,750
		3,753,000
Health Care Providers & Services | 4.8%
Centene Corp., 6.125%, 02/15/24	1,750	1,879,062
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,372,000
DaVita, Inc., 5.125%, 07/15/24	1,800	1,818,000
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (d)	1,097	1,160,078

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
HCA, Inc., 6.500%, 02/15/20	$1,600	$1,751,008
HealthSouth Corp., 5.125%, 03/15/23	1,801	1,801,000
LifePoint Health, Inc.:
5.500%, 12/01/21	1,400	1,452,500
5.875%, 12/01/23	400	412,000
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,758,446
Tenet Healthcare Corp.:
4.750%, 06/01/20	700	715,190
4.375%, 10/01/21	1,250	1,250,000
		15,369,284
Hotels, Restaurants & Leisure | 7.3%
1011778 BC ULC, 4.625%, 01/15/22 (d)	1,800	1,842,750
Boyd Gaming Corp., 6.875%, 05/15/23	1,700	1,831,750
Brinker International, Inc., 5.000%, 10/01/24 (d)	2,000	1,975,000
Cedar Fair LP, 5.250%, 03/15/21	1,800	1,845,000
Cinemark USA, Inc., 4.875%, 06/01/23	1,800	1,818,900
Diamond Resorts International, Inc., 7.750%, 09/01/23 (d)	1,500	1,567,500
GLP Capital LP, 4.875%, 11/01/20	1,500	1,570,050
Hilton Worldwide Finance LLC, 4.625%, 04/01/25 (d)	2,000	2,020,000
International Game Technology PLC:
5.625%, 02/15/20 (d)	250	261,250
6.250%, 02/15/22 (d)	1,450	1,547,875
Landry’s, Inc., 6.750%, 10/15/24 (d)	1,622	1,682,825
MGM Resorts International:
6.625%, 12/15/21	1,000	1,107,500
4.625%, 09/01/26	800	776,000
Six Flags Entertainment Corp., 5.250%, 01/15/21 (d)	1,400	1,439,480
Wynn Las Vegas LLC, 5.375%, 03/15/22	2,007	2,054,666
		23,340,546
Household Durables | 0.5%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,758,750
Household Products | 1.1%
Energizer Holdings, Inc., 5.500%, 06/15/25 (d)	1,750	1,785,000
Description	Principal Amount (000)	Fair Value
Spectrum Brands, Inc., 5.750%, 07/15/25	$1,800	$1,903,500
		3,688,500
Independent Power & Renewable Electricity Producers | 0.9%
AES Corp., 7.375%, 07/01/21	1,095	1,237,350
Calpine Corp., 6.000%, 01/15/22 (d)	1,500	1,563,750
		2,801,100
Internet & Direct Marketing Retail | 0.5%
Netflix, Inc., 5.375%, 02/01/21	1,450	1,549,688
Internet Software & Services | 0.6%
VeriSign, Inc., 4.625%, 05/01/23	1,800	1,820,250
IT Services | 0.5%
First Data Corp., 5.375%, 08/15/23 (d)	1,600	1,666,000
Machinery | 2.2%
Amsted Industries, Inc., 5.000%, 03/15/22 (d)	1,700	1,708,500
SPX FLOW, Inc., 5.625%, 08/15/24 (d)	1,750	1,765,312
Terex Corp.:
6.500%, 04/01/20	1,600	1,626,000
5.625%, 02/01/25 (d)	1,790	1,816,850
		6,916,662
Media | 13.7%
AMC Networks, Inc., 4.750%, 12/15/22	1,500	1,507,500
Cable One, Inc., 5.750%, 06/15/22 (d)	1,750	1,820,000
Cablevision Systems Corp., 7.750%, 04/15/18	1,500	1,563,750
CBS Radio, Inc., 7.250%, 11/01/24 (d)	1,500	1,575,000
CCO Holdings LLC, 5.250%, 03/15/21	1,950	2,003,625
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (d)	1,800	1,851,750
Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,750	1,816,710
DISH DBS Corp., 5.125%, 05/01/20	1,600	1,668,000
Lamar Media Corp., 5.875%, 02/01/22	1,685	1,741,111
LIN Television Corp., 5.875%, 11/15/22	1,750	1,811,250

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (d)	$1,800	$1,800,000
Mediacom Broadband LLC, 5.500%, 04/15/21	1,500	1,530,000
Outfront Media Capital LLC, 5.250%, 02/15/22	1,500	1,552,500
Regal Entertainment Group, 5.750%, 03/15/22	1,850	1,930,937
Sinclair Television Group, Inc., 5.375%, 04/01/21	1,900	1,942,750
Sirius XM Radio, Inc.:
5.750%, 08/01/21 (d)	1,500	1,558,500
5.375%, 04/15/25 (d)	400	409,400
TEGNA, Inc., 6.375%, 10/15/23	1,900	2,009,250
The McClatchy Co., 9.000%, 12/15/22	1,100	1,141,250
Time, Inc., 5.750%, 04/15/22 (d)	1,425	1,482,000
Tribune Media Co., 5.875%, 07/15/22	1,800	1,876,500
Unitymedia Hessen GmbH & Co. KG, 5.500%, 01/15/23 (d)	1,800	1,871,802
Univision Communications, Inc., 5.125%, 05/15/23 (d)	1,800	1,793,250
Videotron, Ltd., 5.000%, 07/15/22	1,808	1,887,100
Virgin Media Secured Finance PLC, 5.250%, 01/15/26 (d)	1,900	1,911,875
WMG Acquisition Corp., 4.875%, 11/01/24 (d)	1,850	1,859,250
		43,915,060
Metals & Mining | 3.2%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (d)	1,800	1,930,500
Anglo American Capital PLC, 4.875%, 05/14/25 (d)	1,900	1,937,050
ArcelorMittal, 6.250%, 03/01/21	1,400	1,512,000
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,046,000
Glencore Funding LLC, 4.625%, 04/29/24 (d)	2,000	2,077,080
Tronox Finance LLC, 6.375%, 08/15/20	650	652,437
		10,155,067
Multiline Retail | 1.1%
Dollar Tree, Inc., 5.750%, 03/01/23	1,750	1,863,750
Description	Principal Amount (000)	Fair Value
J.C. Penney Corp., Inc., 5.875%, 07/01/23 (d)	$1,800	$1,800,000
		3,663,750
Oil, Gas & Consumable Fuels | 11.7%
Antero Resources Corp., 5.125%, 12/01/22	1,850	1,874,281
Cenovus Energy, Inc., 3.800%, 09/15/23	2,000	2,020,096
Continental Resources, Inc., 4.500%, 04/15/23	2,000	1,950,000
Diamondback Energy, Inc., 4.750%, 11/01/24 (d)	1,800	1,810,620
Energy Transfer Equity LP:
7.500%, 10/15/20	1,250	1,393,750
5.875%, 01/15/24	750	796,875
Gulfport Energy Corp., 6.000%, 10/15/24 (d)	1,700	1,649,000
Holly Energy Partners LP, 6.000%, 08/01/24 (d)	1,840	1,927,400
Kinder Morgan, Inc.:
7.000%, 06/15/17	650	656,968
5.000%, 02/15/21 (d)	1,275	1,361,552
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,590,000
Newfield Exploration Co., 5.625%, 07/01/24	1,900	2,002,125
Northern Tier Energy LLC, 7.125%, 11/15/20	1,250	1,300,000
ONEOK Partners LP, 5.000%, 09/15/23	2,000	2,143,602
PBF Holding Co. LLC:
8.250%, 02/15/20	900	918,000
7.000%, 11/15/23	900	902,250
Range Resources Corp., 5.000%, 08/15/22 (d)	1,700	1,683,000
Regency Energy Partners LP, 5.750%, 09/01/20	1,300	1,404,060
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (d)	1,450	1,515,250
Southwestern Energy Co., 6.700%, 01/23/25	1,800	1,782,000
Sunoco LP, 6.375%, 04/01/23	1,700	1,725,500
Targa Resources Partners LP, 5.250%, 05/01/23	1,800	1,840,500
Tesoro Logistics LP, 6.125%, 10/15/21	1,383	1,446,964
Whiting Petroleum Corp., 5.750%, 03/15/21	900	894,375

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
WPX Energy, Inc., 6.000%, 01/15/22	$900	$918,000
		37,506,168
Personal Products | 1.0%
First Quality Finance Co., Inc., 4.625%, 05/15/21 (d)	1,500	1,470,000
Revlon Consumer Products Corp., 6.250%, 08/01/24	1,750	1,745,625
		3,215,625
Pharmaceuticals | 1.0%
Endo Finance LLC, 5.750%, 01/15/22 (d)	1,600	1,456,000
Mallinckrodt International Finance SA, 5.750%, 08/01/22 (d)	1,700	1,675,350
		3,131,350
Professional Services | 1.1%
IHS Markit, Ltd., 5.000%, 11/01/22 (d)	1,750	1,833,125
Nielsen Finance LLC, 5.000%, 04/15/22 (d)	1,800	1,840,500
		3,673,625
Real Estate Management & Development | 0.5%
DuPont Fabros Technology LP, 5.875%, 09/15/21	1,400	1,456,000
Road & Rail | 0.5%
The Hertz Corp., 5.500%, 10/15/24 (d)	1,800	1,563,750
Semiconductors & Semiconductor Equipment | 0.4%
Amkor Technology, Inc., 6.625%, 06/01/21	1,400	1,428,000
Software | 0.7%
Nuance Communications, Inc., 5.375%, 08/15/20 (d)	588	597,937
Inception Merger Sub, Inc., 8.625%, 11/15/24 (d)	1,500	1,580,550
		2,178,487
Specialty Retail | 1.2%
Group 1 Automotive, Inc., 5.000%, 06/01/22	1,912	1,926,340
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,764,000
		3,690,340
Technology Hardware, Storage & Peripherals | 2.3%
Diamond 1 Finance Corp., 7.125%, 06/15/24 (d)	1,775	1,962,170
Description	Principal Amount (000)	Fair Value
NCR Corp., 4.625%, 02/15/21	$1,568	$1,603,452
Seagate HDD Cayman, 4.750%, 01/01/25	1,900	1,860,813
Western Digital Corp., 7.375%, 04/01/23 (d)	1,700	1,863,625
		7,290,060
Trading Companies & Distributors | 2.4%
Aircastle, Ltd., 5.125%, 03/15/21	1,500	1,590,000
HD Supply, Inc., 5.250%, 12/15/21 (d)	1,500	1,576,875
United Rentals North America, Inc.:
4.625%, 07/15/23	1,100	1,133,000
5.750%, 11/15/24	1,650	1,720,125
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,660,000
		7,680,000
Wireless Telecommunication Services | 2.2%
Inmarsat Finance PLC, 4.875%, 05/15/22 (d)	1,750	1,732,500
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,574,563
T-Mobile USA, Inc.:
6.250%, 04/01/21	1,850	1,907,812
6.500%, 01/15/26	1,800	1,971,000
		7,185,875
Total Corporate Bonds (Cost $302,058,958)		308,522,204

Description	Shares	Fair Value
Short-Term Investment | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $9,289,583)	9,289,583	$9,289,583
Total Investments | 99.4% (Cost $311,348,541) (b)		$317,811,787
Cash and Other Assets in Excess of Liabilities | 0.6%		1,986,213
Net Assets | 100.0%		$319,798,000

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 20.5%
Automobiles | 14.7%
Ally Auto Receivables Trust:
1.390%, 09/16/19	$1,137	$1,137,227
1.470%, 04/15/20	1,750	1,749,487
BMW Vehicle Lease Trust, 1.400%, 09/20/18	2,175	2,175,803
GM Financial Automobile Leasing Trust, 1.610%, 12/20/19	2,225	2,222,491
GMF Floorplan Owner Revolving Trust, 1.650%, 05/15/20 (d)	2,250	2,251,302
Mercedes-Benz Auto Lease Trust, 1.350%, 08/15/19	2,630	2,622,874
World Omni Automobile Lease Securitization Trust, 1.450%, 08/15/19	2,475	2,461,558
		14,620,742
Banks | 5.8%
Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,550	2,601,401
Wells Fargo Bank NA, 1.750%, 05/24/19	3,160	3,150,321
		5,751,722
Total Asset-Backed Securities (Cost $20,486,314)		20,372,464
Corporate Bonds | 39.5%
Banks | 12.6%
Bank of America Corp.:
2.000%, 01/11/18	3,287	3,295,424
5.650%, 05/01/18	900	936,335
Citigroup, Inc.:
1.800%, 02/05/18	2,235	2,236,167
2.050%, 06/07/19	2,493	2,490,644
JPMorgan Chase & Co., 6.300%, 04/23/19	3,325	3,612,177
		12,570,747
Biotechnology | 4.4%
AbbVie, Inc., 1.800%, 05/14/18	2,100	2,102,268
Amgen, Inc., 5.700%, 02/01/19	2,103	2,247,787
		4,350,055
Capital Markets | 7.8%
Morgan Stanley, 2.125%, 04/25/18	3,991	4,006,286
The Goldman Sachs Group, Inc., 7.500%, 02/15/19	3,475	3,813,392
		7,819,678
Description	Principal Amount (000)	Fair Value
Consumer Finance | 2.6%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	$2,475	$2,556,989
Diversified Telecommunication Services | 2.5%
Verizon Communications, Inc., 3.650%, 09/14/18	2,435	2,498,865
Food & Staples Retailing | 3.9%
CVS Health Corp., 1.900%, 07/20/18	2,175	2,179,118
The Kroger Co., 2.300%, 01/15/19	1,700	1,710,380
		3,889,498
Media | 1.6%
Comcast Corp., 5.875%, 02/15/18	1,553	1,611,930
Oil, Gas & Consumable Fuels | 3.3%
Marathon Oil Corp., 6.000%, 10/01/17	1,959	2,001,802
ONEOK Partners LP, 2.000%, 10/01/17	1,300	1,301,529
		3,303,331
Semiconductors & Semiconductor Equipment | 0.8%
QUALCOMM, Inc., 1.400%, 05/18/18	775	774,729
Total Corporate Bonds (Cost $39,443,418)		39,375,822
Municipal Bonds | 2.0%
Kentucky | 2.0%
Kentucky State Asset Liability Commission General Funding Revenue, 3.165%, 04/01/18 (Cost $1,960,036)	1,939	1,947,309
US Government Securities | 22.1%
Mortgage-Backed Securities | 22.1%
Federal Home Loan Mortgage Corp.:
Pool# 1B4676, 3.077%, 05/01/40 (e)	565	600,452
Pool# 1B8709, 2.689%, 08/01/34 (e)	1,493	1,569,546
Pool# 1H2577, 2.861%, 09/01/35 (e)	878	928,276
Pool# 848138, 2.880%, 07/01/38 (e)	837	884,900
Pool# 848514, 2.983%, 03/01/32 (e)	1,692	1,779,592
Pool# 848517, 2.815%, 12/01/34 (e)	1,140	1,204,653
Pool# 849414, 2.833%, 07/01/35 (e)	1,469	1,549,788
Pool# G13867, 5.000%, 06/01/25	342	367,620
Federal National Mortgage Association:
Pool# 725296, 3.231%, 03/01/34 (e)	644	679,286
Pool# 725429, 5.000%, 05/01/19	184	189,441
Pool# 889735, 5.500%, 07/01/23	285	305,726
Pool# 889828, 5.000%, 10/01/19	135	138,376
Pool# 963058, 3.026%, 05/01/38 (e)	645	687,418
Pool# 995609, 3.160%, 04/01/35 (e)	767	814,525

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio (concluded)
Pool# AD0701, 2.931%, 02/01/37 (e)	$898	$947,883
Pool# AE0149, 2.809%, 12/01/36 (e)	769	812,511
Pool# AE0315, 4.500%, 02/01/21	48	49,528
Pool# AE0887, 3.063%, 09/01/40 (e)	354	374,845
Pool# AL0345, 3.080%, 11/01/35 (e)	659	699,457
Pool# AL3232, 3.309%, 02/01/40 (e)	373	396,680
Pool# AL3260, 2.987%, 07/01/38 (e)	456	483,711
Pool# AL3739, 2.771%, 07/01/38 (e)	255	269,237
Pool# AL3746, 2.808%, 01/01/37 (e)	880	928,359
Pool# AL3941, 6.000%, 03/01/24	340	360,687
Pool# AL4118, 3.140%, 05/01/35 (e)	557	589,011
Pool# AL4545, 2.759%, 05/01/39 (e)	656	689,671
Pool# AL4660, 3.105%, 11/01/41 (e)	754	797,067
Pool# AL5574, 2.756%, 12/01/40 (e)	1,255	1,324,936
Pool# AL5642, 2.811%, 05/01/39 (e)	1,545	1,629,733
Total US Government Securities (Cost $22,068,197)		22,052,915
US Treasury Securities | 14.1%
US Treasury Notes:
1.375%, 02/28/19	990	992,282
1.625%, 03/31/19	13,010	13,099,951
Total US Treasury Securities (Cost $14,170,674)		14,092,233

Description	Shares	Fair Value
Short-Term Investment | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,096,398)	1,096,398	$1,096,398
Total Investments | 99.3% (Cost $99,225,037) (b)		$98,937,141
Cash and Other Assets in Excess of Liabilities | 0.7%		744,985
Net Assets | 100.0%		$99,682,126

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 35.3%
Australia | 1.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	20	$15,836
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	35	27,639
			43,475
Belgium | 1.5%
Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	USD	55	55,409
Canada | 2.7%
Shaw Communications, Inc., 5.650%, 10/01/19	CAD	55	45,134
The Toronto-Dominion Bank, 2.250%, 11/05/19	USD	55	55,360
			100,494
France | 1.8%
Orange SA, 5.375%, 07/08/19	USD	65	69,555
Germany | 2.4%
BMW Finance NV, 3.375%, 12/14/18	GBP	40	52,234
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20	USD	40	40,440
			92,674
Netherlands | 1.6%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	80	59,036
United Kingdom | 2.9%
GKN Holdings PLC, 6.750%, 10/28/19	GBP	30	42,487
SSE PLC, 5.000%, 10/01/18	GBP	50	66,493
			108,980
United States | 21.3%
Alphabet, Inc., 3.625%, 05/19/21	USD	25	26,542
Amazon.com, Inc., 3.800%, 12/05/24	USD	45	47,644
Apple, Inc., 3.850%, 05/04/43	USD	75	71,845
Citigroup, Inc., 3.320%, 05/04/21 (e)	AUD	95	73,467
Constellation Brands, Inc., 4.250%, 05/01/23	USD	25	26,346
Description	Security Currency	Principal Amount (000)	Fair Value
HCA, Inc., 6.500%, 02/15/20	USD	25	$27,360
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	35	26,662
John Deere Capital Corp., 2.300%, 09/16/19	USD	40	40,425
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	45	48,491
Microsoft Corp., 4.450%, 11/03/45	USD	70	73,927
Nestle Holdings, Inc., 2.750%, 04/15/20	NOK	340	41,528
NIKE, Inc., 2.375%, 11/01/26	USD	40	37,401
Sealed Air Corp., 4.875%, 12/01/22	USD	10	10,419
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	110	79,979
3.625%, 01/22/23	USD	15	15,375
The Home Depot, Inc., 2.625%, 06/01/22	USD	45	45,362
Union Pacific Corp., 4.163%, 07/15/22	USD	40	43,184
United Rentals North America, Inc., 4.625%, 07/15/23	USD	45	46,350
Wells Fargo & Co., 3.090%, 07/27/21 (e)	AUD	35	27,064
			809,371
Total Corporate Bonds (Cost $1,397,477)			1,338,994
Foreign Government Obligations | 44.0%
Australia | 3.2%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	55	47,276
3.000%, 03/22/24	AUD	45	34,743
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	45	40,840
			122,859
Bahamas | 2.0%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	70	74,725
Bermuda | 2.9%
Government of Bermuda, 5.603%, 07/20/20	USD	100	109,125
Canada | 4.6%
City of Vancouver, 2.900%, 11/20/25	CAD	50	38,727
Province of Ontario, 2.450%, 06/29/22	USD	45	45,127
Province of Quebec:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
3.500%, 07/29/20	USD	65	$68,146
1.650%, 03/03/22	CAD	30	22,527
			174,527
Chile | 1.6%
Republic of Chile, 5.500%, 08/05/20	CLP	37,500	59,824
Czech Republic | 1.7%
Czech Republic, 0.060%, 12/09/20 (e)	CZK	1,650	65,897
Hungary | 2.3%
Hungary Government Bond, 5.500%, 06/24/25	HUF	21,540	87,420
Ireland | 1.0%
Irish Treasury, 3.400%, 03/18/24	EUR	30	38,294
Mexico | 3.5%
Mexican Bonos:
6.500%, 06/09/22	MXN	990	51,893
7.750%, 05/29/31	MXN	450	25,000
United Mexican States, 6.750%, 02/06/24	GBP	38	57,906
			134,799
New Zealand | 1.8%
New Zealand Government Bonds:
6.000%, 12/15/17	NZD	50	35,976
6.000%, 05/15/21	NZD	40	31,151
			67,127
Norway | 3.2%
Oslo Kommune, 3.550%, 02/12/21	NOK	1,000	123,447
Philippines | 3.2%
Republic of Philippines, 4.950%, 01/15/21	PHP	6,000	120,478
Poland | 3.9%
Poland Government Bond, 1.810%, 01/25/21 (e)	PLN	375	93,503
Republic of Poland, 3.000%, 03/17/23	USD	55	54,931
			148,434
Romania | 2.4%
Romanian Government Bonds:
3.625%, 04/24/24	EUR	28	33,515
4.750%, 02/24/25	RON	225	56,806
			90,321
Description	Security Currency	Principal Amount (000)	Fair Value
Singapore | 3.6%
Singapore Government Bond, 3.000%, 09/01/24	SGD	180	$136,655
Spain | 3.1%
Spain Government Bonds:
1.600%, 04/30/25	EUR	40	43,692
1.950%, 07/30/30	EUR	70	73,963
			117,655
Total Foreign Government Obligations (Cost $1,779,943)			1,671,587
Quasi Government Bonds | 0.8%
Canada | 0.8%
Hydro-Quebec, 9.625%, 07/15/22	CAD	30	31,350
Total Quasi Government Bonds (Cost $35,530)			31,350
Supranationals | 8.7%
Asian Development Bank, 2.125%, 03/19/25	USD	60	57,900
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	44	46,887
European Bank for Reconstruction & Development, 10.000%, 11/16/18	IDR	300,000	23,540
European Investment Bank, 1.125%, 09/16/21 (d)	CAD	75	55,457
Inter-American Development Bank, 6.000%, 09/05/17	INR	1,550	23,865
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	20	14,226
International Finance Corp.:
6.450%, 10/30/18	INR	4,160	64,729
3.625%, 05/20/20	NZD	60	42,872
Total Supranationals (Cost $334,755)			329,476
US Municipal Bonds | 7.1%
Alaska | 2.3%
Alaska State Qualified School Construction Bond, 5.342%, 08/01/27	USD	75	88,265
California | 1.3%
California State Build America Bond, 7.500%, 04/01/34	USD	35	49,587
Texas | 3.5%
University of Texas Build America Bond Series B, 6.276%, 08/15/41	USD	70	76,590

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Texas State Build America Bond Series A, 4.123%, 04/01/25	USD	50	$54,915
			131,505
Total US Municipal Bonds (Cost $274,460)			269,357
US Treasury Securities | 5.0%
US Treasury Notes:
2.125%, 05/15/25	USD	25	24,617
1.625%, 05/15/26	USD	135	126,605
2.500%, 05/15/46	USD	45	40,285
Total US Treasury Securities (Cost $191,211)			191,507

Description	Shares	Fair Value
Short-Term Investment | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $15,711)	15,711	$15,711
Total Investments | 101.3% (Cost $4,029,087) (b), (g)		$3,847,982
Liabilities in Excess of Cash and Other Assets | (1.3)%		(48,400)
Net Assets | 100.0%		$3,799,582

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	102,340	USD	78,685	HSB	05/24/17	$—	$568
CAD	35,489	USD	26,553	CIT	05/24/17	152	—
CAD	46,783	USD	34,930	HSB	05/24/17	273	—
CHF	34,943	USD	34,965	HSB	05/24/17	21	—
CZK	133,183	USD	5,480	CIT	07/11/17	—	158
CZK	112,388	USD	4,411	HSB	07/11/17	80	—
DKK	395,118	USD	56,692	HSB	05/24/17	106	—
EUR	15,056	USD	16,117	CIT	05/24/17	—	19
EUR	38,367	USD	40,900	CIT	05/24/17	123	—
EUR	52,935	USD	56,800	HSB	05/24/17	—	201
EUR	18,499	USD	19,508	SSB	05/24/17	272	—
EUR	134,375	USD	143,290	SSB	05/24/17	389	—
EUR	550,448	USD	586,965	SSB	05/24/17	1,592	—
GBP	21,064	USD	26,263	CIT	05/24/17	158	—
GBP	59,230	USD	72,403	CIT	05/24/17	1,892	—
JPY	38,817,503	USD	347,809	CIT	05/24/17	1,495	—
JPY	4,222,249	USD	37,900	HSB	05/24/17	94	—
JPY	47,947,718	USD	429,526	HSB	05/24/17	1,938	—
KRW	61,521,900	USD	52,542	HSB	04/20/17	2,484	—
MXN	226,306	USD	11,500	HSB	05/24/17	495	—
MXN	426,660	USD	21,300	HSB	05/24/17	1,314	—
NOK	419,619	USD	49,993	SSB	05/24/17	—	1,097
NZD	67,653	USD	47,344	SSB	05/24/17	21	—
PHP	5,009,421	USD	99,728	HSB	05/24/17	—	121
PLN	178,317	USD	43,567	HSB	05/24/17	1,376	—
RON	33,569	USD	7,766	HSB	04/27/17	102	—
SEK	235,453	USD	26,522	CIT	05/24/17	—	184
SEK	564,827	USD	63,630	HSB	05/24/17	—	448
USD	10,800	AUD	14,280	CIT	05/24/17	—	100
USD	20,700	AUD	26,915	CIT	05/24/17	156	—
USD	54,920	AUD	71,702	CIT	05/24/17	189	—
USD	34,497	AUD	44,923	HSB	05/24/17	206	—
USD	173,745	AUD	226,847	HSB	05/24/17	589	—
USD	134,111	CAD	175,475	CIT	05/24/17	2,070	—
USD	6,900	CAD	9,238	HSB	05/24/17	—	51
USD	20,293	CAD	26,551	HSB	05/24/17	314	—
USD	22,892	CAD	29,969	HSB	05/24/17	341	—
USD	59,268	CLP	38,743,280	CIT	08/14/17	920	—
USD	20,168	CZK	500,190	HSB	07/11/17	179	—
USD	54,374	CZK	1,291,220	JPM	07/11/17	2,772	—
USD	6,500	DKK	45,556	HSB	05/24/17	—	49
USD	59,000	EUR	54,447	HSB	05/24/17	784	—
USD	42,802	EUR	40,249	SSB	05/24/17	—	234
USD	95,700	EUR	90,251	SSB	05/24/17	—	799
USD	62,945	GBP	50,346	CIT	05/24/17	—	206

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	15,948	GBP	12,752	HSB	05/24/17	$—	$48
USD	26,300	GBP	21,463	HSB	05/24/17	—	622
USD	86,201	HUF	24,922,344	JPM	05/24/17	—	92
USD	33,600	INR	2,188,032	CIT	04/13/17	—	55
USD	52,125	INR	3,607,824	CIT	04/13/17	—	3,369
USD	27,600	JPY	3,114,328	CIT	05/24/17	—	425
USD	41,500	JPY	4,604,176	HSB	05/24/17	69	—
USD	82,600	JPY	9,419,530	HSB	05/24/17	—	2,163
USD	39,500	MXN	762,860	HSB	05/24/17	—	933
USD	54,670	MXN	1,128,215	SSB	05/24/17	—	5,127
USD	216,504	NOK	1,813,673	HSB	05/24/17	5,167	—
USD	5,400	NZD	7,699	SSB	05/24/17	10	—
USD	22,562	NZD	31,568	SSB	05/24/17	461	—
USD	261,032	NZD	365,222	SSB	05/24/17	5,339	—
USD	99,690	PHP	5,009,421	HSB	05/24/17	83	—
USD	123,877	PLN	501,587	HSB	05/24/17	—	2,542
USD	12,801	RON	54,073	HSB	04/27/17	127	—
USD	50,612	RON	208,910	HSB	04/27/17	1,646	—
USD	12,400	SEK	111,389	HSB	05/24/17	—	60
USD	128,852	SGD	183,316	SSB	05/24/17	—	2,248
USD	31,635	ZAR	425,630	HSB	04/19/17	—	8
ZAR	425,630	USD	31,000	HSB	04/19/17	644	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$36,443	$21,927

Description	Shares	Fair Value
Lazard US Realty Income Portfolio
Preferred Stocks | 36.8%
Equity Real Estate Investment Trusts (REITs) | 35.3%
Alexandria Real Estate Equities, Inc., Series D, 7.000%	35,339	$1,231,564
American Homes 4 Rent, Series E, 6.350%	31,176	798,106
Ashford Hospitality Prime, Inc., Series b, 5.500%	43,591	857,435
Ashford Hospitality Trust, Inc., Series G, 7.375%	24,490	586,781
CBL & Associates Properties, Inc., Series D, 7.375%	33,264	798,003
City Office REIT, Inc., Series A, 6.625%	9,600	240,960
Colony NorthStar, Inc., Series H, 7.125%	8,040	200,759
DDR Corp., Series K, 6.250%	22,541	568,033
Digital Realty Trust, Inc., Series G, 5.875%	43,838	1,111,293
Equity LifeStyle Properties, Inc., Series C, 6.750%	4,300	110,037
Hersha Hospitality Trust, Series E, 6.500%	7,400	182,797
Kilroy Realty Corp., Series H, 6.375%	17,700	450,465
Kimco Realty Corp., Series J, 5.500%	38,700	965,178
National Retail Properties, Inc., Series F, 5.200%	15,300	354,807
Pebblebrook Hotel Trust, Series C, 6.500%	36,949	933,332
PS Business Parks, Inc., Series U, 5.750%	45,223	1,150,021
Public Storage, Series E, 4.900%	25,900	582,491
Rexford Industrial Realty, Inc., Series A, 5.875%	16,400	397,208
STAG Industrial, Inc., Series B, 6.625%	8,600	217,838
Taubman Centers, Inc., Series K, 6.250%	26,467	661,410
Washington Prime Group, Inc., Series I, 6.875%	8,900	222,055
		12,620,573
Mortgage Real Estate Investment Trusts (REITs) | 1.5%
Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	21,300	542,745
Description	Shares	Fair Value
Total Preferred Stocks (Cost $13,051,908)		$13,163,318
Real Estate Investment Trusts | 59.7%
Equity Real Estate Investment Trusts (REITs) | 53.7%
Colony NorthStar, Inc.	100,203	1,293,621
Education Realty Trust, Inc.	19,124	781,215
EPR Properties	7,249	533,744
Extra Space Storage, Inc.	19,805	1,473,294
GGP, Inc.	54,967	1,274,135
Life Storage, Inc.	14,006	1,150,173
National Health Investors, Inc.	2,491	180,921
National Storage Affiliates Trust	62,208	1,486,771
Park Hotels & Resorts, Inc.	29,000	744,430
Pennsylvania Real Estate Investment Trust	41,150	623,011
Physicians Realty Trust	90,383	1,795,910
Retail Opportunity Investments Corp.	40,851	859,097
Simon Property Group, Inc.	9,095	1,564,613
Spirit Realty Capital, Inc.	36,100	365,693
Sun Communities, Inc.	16,110	1,294,116
The Macerich Co.	7,900	508,760
Uniti Group, Inc.	45,179	1,167,877
VEREIT, Inc.	184,422	1,565,743
Vornado Realty Trust	5,200	521,612
		19,184,736
Mortgage Real Estate Investment Trusts (REITs) | 6.0%
Blackstone Mortgage Trust, Inc., Class A	28,773	890,812
Starwood Property Trust, Inc.	55,258	1,247,726
		2,138,538
Total Real Estate Investment Trusts (Cost $22,002,943)		21,323,274
Short-Term Investment | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $716,484)	716,484	716,484
Total Investments | 98.5% (Cost $35,771,335) (b)		$35,203,076
Cash and Other Assets in Excess of Liabilities | 1.5%		543,740
Net Assets | 100.0%		$35,746,816

Description	Shares	Fair Value
Lazard US Realty Equity Portfolio
Real Estate Investment Trusts | 98.2%
Acadia Realty Trust	10,946	$329,037
Alexandria Real Estate Equities, Inc.	19,366	2,140,330
American Homes 4 Rent, Class A	123,353	2,832,185
American Tower Corp.	44,845	5,450,461
Apartment Investment & Management Co., Class A	66,863	2,965,374
AvalonBay Communities, Inc.	16,642	3,055,471
Boston Properties, Inc.	33,191	4,394,820
Colony Starwood Homes	45,815	1,555,419
Digital Realty Trust, Inc.	25,310	2,692,731
Education Realty Trust, Inc.	43,923	1,794,255
Empire State Realty Trust, Inc., Class A	96,405	1,989,799
Equinix, Inc.	9,918	3,970,870
Equity LifeStyle Properties, Inc.	35,609	2,744,030
Essex Property Trust, Inc.	10,490	2,428,750
Extra Space Storage, Inc.	11,995	892,308
Federal Realty Investment Trust	12,690	1,694,115
GGP, Inc.	112,861	2,616,118
HCP, Inc.	53,575	1,675,826
Host Hotels & Resorts, Inc.	66,803	1,246,544
Invitation Homes, Inc.	36,800	803,344
National Storage Affiliates Trust	82,358	1,968,356
Physicians Realty Trust	155,392	3,087,639
Prologis, Inc.	60,158	3,120,997
PS Business Parks, Inc.	13,700	1,572,212
Public Storage	14,727	3,223,888
Retail Opportunity Investments Corp.	100,644	2,116,543
Simon Property Group, Inc.	34,292	5,899,253
SL Green Realty Corp.	9,381	1,000,202
Sun Communities, Inc.	15,561	1,250,015
Sunstone Hotel Investors, Inc.	96,156	1,474,071
VEREIT, Inc.	110,400	937,296
Vornado Realty Trust	15,100	1,514,681
Total Real Estate Investment Trusts (Cost $65,602,700)		74,436,940
Short-Term Investment | 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $430,266)	430,266	430,266
Description	Shares	Fair Value
Total Investments | 98.8% (Cost $66,032,966) (b)		$74,867,206
Cash and Other Assets in Excess of Liabilities | 1.2%		884,339
Net Assets | 100.0%		$75,751,545

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio
Common Stocks | 21.3%
Brazil | 0.7%
BR Properties SA (a)	11,840	$34,643
Canada | 0.2%
StorageVault Canada, Inc.	6,500	10,851
China | 2.1%
China Overseas Land & Investment, Ltd.	18,000	51,403
China Resources Land, Ltd.	20,000	54,031
		105,434
Germany | 3.7%
Vonovia SE	5,266	185,580
Hong Kong | 3.2%
Sun Hung Kai Properties, Ltd.	11,000	161,606
Japan | 8.1%
Hulic Co., Ltd.	13,200	124,406
Mitsubishi Estate Co., Ltd.	5,000	91,434
Mitsui Fudosan Co., Ltd.	8,680	185,693
		401,533
Philippines | 1.8%
Megaworld Corp.	1,292,000	87,039
Singapore | 1.5%
Frasers Centrepoint, Ltd.	38,200	47,395
Global Logistic Properties, Ltd.	13,100	26,056
		73,451
Total Common Stocks (Cost $1,117,760)		1,060,137
Real Estate Investment Trusts | 76.2%
Australia | 5.5%
Goodman Group	6,348	37,545
Investa Office Fund	7,876	28,576
Mirvac Group	46,153	77,211
The GPT Group	13,611	53,604
Westfield Corp.	11,481	77,876
		274,812
Canada | 1.0%
Boardwalk Real Estate Investment Trust	1,402	49,729
France | 2.9%
Klepierre	1,779	69,208
Unibail-Rodamco SE	323	75,461
		144,669
Description	Shares	Fair Value
Hong Kong | 3.6%
Link Real Estate Investment Trust	25,519	$178,764
Japan | 1.2%
Activia Properties, Inc.	13	62,003
Mexico | 3.4%
Concentradora Fibra Danhos SA de CV	30,870	51,114
PLA Administradora Industrial S de RL de CV	39,900	65,107
Prologis Property Mexico SA de CV	31,400	53,836
		170,057
Spain | 1.5%
Merlin Properties Socimi SA	6,561	73,356
United Kingdom | 6.7%
Big Yellow Group PLC	7,335	67,216
Great Portland Estates PLC	16,413	133,738
Land Securities Group PLC	3,931	52,186
The Unite Group PLC	6,857	54,740
Workspace Group PLC	2,580	25,418
		333,298
United States | 50.4%
Alexandria Real Estate Equities, Inc.	850	93,942
American Homes 4 Rent, Class A	5,567	127,818
American Tower Corp.	437	53,113
Apartment Investment & Management Co., Class A	1,627	72,158
AvalonBay Communities, Inc.	574	105,386
Boston Properties, Inc.	1,193	157,965
Colony Starwood Homes	1,459	49,533
Digital Realty Trust, Inc.	907	96,496
Education Realty Trust, Inc.	2,258	92,239
Empire State Realty Trust, Inc., Class A	3,871	79,897
Equinix, Inc.	193	77,271
Equity Lifestyle Properties, Inc.	1,425	109,811
Essex Property Trust, Inc.	406	94,001
GGP, Inc.	4,557	105,631
HCP, Inc.	2,059	64,406
Host Hotels & Resorts, Inc.	2,450	45,717
Invitation Homes, Inc.	2,260	49,336
National Storage Affiliates Trust	4,408	105,351
Physicians Realty Trust	6,353	126,234
Prologis, Inc.	2,364	122,644

Description	Shares	Fair Value
Lazard Global Realty Equity Portfolio (concluded)
PS Business Parks, Inc.	377	$43,265
Public Storage	535	117,117
Retail Opportunity Investments Corp.	4,015	84,436
Simon Property Group, Inc.	1,543	265,442
Sun Communities, Inc.	633	50,849
Sunstone Hotel Investors, Inc.	5,130	78,643
Vornado Realty Trust	458	45,942
		2,514,643
Total Real Estate Investment Trusts (Cost $3,595,399)		3,801,331
Short-Term Investment | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $88,768)	88,768	$88,768
Total Investments | 99.3% (Cost $4,801,927) (b)		$4,950,236
Cash and Other Assets in Excess of Liabilities | 0.7%		37,127
Net Assets | 100.0%		$4,987,363

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 93.8%
Australia | 13.5%
AusNet Services	15,829,521	$20,351,943
DUET Group	77,642,136	165,464,347
Macquarie Atlas Roads Group	19,276,851	75,384,698
Spark Infrastructure Group	59,279,701	107,316,104
Transurban Group	20,739,050	184,822,853
		553,339,945
France | 15.7%
Aeroports de Paris	991,968	122,574,638
Eutelsat Communications SA	8,751,921	195,664,067
Vinci SA	4,082,431	323,966,538
		642,205,243
Germany | 3.6%
Fraport AG	2,094,050	148,208,574
Italy | 25.9%
ASTM SpA	955,619	14,333,526
Atlantia SpA	12,758,572	329,385,999
Hera SpA	21,854,051	60,714,961
Italgas SpA (a)	27,781,187	121,667,565
Snam SpA	43,446,547	187,900,129
Societa Iniziative Autostradali e Servizi SpA	2,166,147	20,682,064
Terna SpA	65,305,540	323,958,765
		1,058,643,009
Luxembourg | 4.8%
SES SA	8,384,712	195,180,037
Portugal | 0.7%
REN - Redes Energeticas Nacionais SGPS SA	8,766,610	26,380,390
Spain | 7.1%
Abertis Infraestructuras SA	12,010,390	193,481,167
Red Electrica Corporacion SA	5,100,000	97,798,643
		291,279,810
United Kingdom | 3.7%
Pennon Group PLC	13,515,868	149,257,536
United States | 18.8%
Ameren Corp.	2,199,600	120,076,164
CSX Corp.	2,597,659	120,921,026
Norfolk Southern Corp.	1,616,437	180,992,451
PG&E Corp.	2,739,699	181,806,426
Description	Shares	Fair Value
Union Pacific Corp.	1,550,000	$164,176,000
		767,972,067
Total Common Stocks (Cost $3,467,079,393)		3,832,466,611
Short-Term Investment | 7.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $285,577,996)	285,577,996	$285,577,996
Total Investments | 100.8% (Cost $3,752,657,389) (b), (g)		$4,118,044,607
Liabilities in Excess of Cash and Other Assets | (0.8)%		(33,053,508)
Net Assets | 100.0%		$4,084,991,099

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	24,627,771	AUD	32,511,909	BNP	06/28/17	$—	$172,714
USD	124,378,835	AUD	164,290,393	CIT	06/28/17	—	943,905
USD	209,391,550	AUD	276,500,412	HSB	06/28/17	—	1,526,377
USD	48,904,548	AUD	64,566,426	RBC	06/28/17	—	347,519
USD	69,359,650	AUD	91,563,894	SCB	06/28/17	—	486,419
USD	54,099,221	AUD	71,427,072	SSB	06/28/17	—	386,231
USD	109,900,595	EUR	101,458,254	BNP	06/28/17	1,225,347	—
USD	541,073,844	EUR	504,869,642	BNP	06/28/17	291,484	—
USD	223,448,869	EUR	208,456,665	CAN	06/28/17	164,128	—
USD	317,694,439	EUR	296,381,359	CIT	06/28/17	230,687	—
USD	553,469,118	EUR	516,382,525	HSB	06/28/17	354,933	—
USD	118,873,378	EUR	110,910,038	MEL	06/28/17	74,015	—
USD	219,468,080	EUR	204,842,719	RBC	06/28/17	54,354	—
USD	163,608,257	EUR	152,656,668	SSB	06/28/17	92,715	—
USD	56,928,504	GBP	46,460,680	CIT	06/28/17	—	1,402,197
USD	40,023,507	GBP	32,655,190	HSB	06/28/17	—	974,604
USD	45,773,518	GBP	37,342,208	SSB	06/28/17	—	1,109,075
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$2,487,663	$7,349,041

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio
Common Stocks | 53.8%
Australia | 2.9%
Aristocrat Leisure, Ltd.	783	$10,744
AusNet Services	8,831	11,354
Credit Corp. Group, Ltd.	907	11,933
CSL, Ltd.	792	75,626
Domino’s Pizza Enterprises, Ltd.	225	9,980
DUET Group	48,404	103,154
Harvey Norman Holdings, Ltd.	4,788	16,498
Macquarie Atlas Roads Group	9,549	37,343
Ramsay Health Care, Ltd.	685	36,561
Telstra Corp., Ltd.	16,795	59,776
Transurban Group	12,880	114,784
		487,753
Belgium | 0.4%
Aedifica SA REIT	160	12,040
Befimmo SA REIT	73	4,144
Cofinimmo SA REIT	273	31,192
Ontex Group NV	386	12,395
Warehouses De Pauw CVA REIT	128	11,914
		71,685
Canada | 3.6%
Agnico Eagle Mines, Ltd.	673	28,562
Atco, Ltd., Class I	429	16,681
Barrick Gold Corp.	1,663	31,588
BCE, Inc.	1,245	55,123
Canadian Apartment Properties REIT	771	19,306
Canadian Imperial Bank of Commerce	416	35,871
Canadian National Railway Co.	626	46,207
Chartwell Retirement Residences	289	3,388
CI Financial Corp.	1,792	35,615
Constellation Software, Inc.	17	8,354
Dollarama, Inc.	617	51,133
Fortis, Inc.	293	9,710
Granite Real Estate Investment Trust REIT	771	26,971
Great-West Lifeco, Inc.	445	12,331
H&R Real Estate Investment Trust REIT	771	13,375
Killam Apartment Real Estate Investment Trust REIT	675	6,436
Laurentian Bank of Canada	315	13,873
Lundin Mining Corp.	2,675	15,066
Description	Shares	Fair Value
Magna International, Inc.	499	$21,535
Pure Industrial Real Estate Trust REIT	4,440	20,333
Royal Bank of Canada	700	51,001
Suncor Energy, Inc.	663	20,356
TELUS Corp.	479	15,549
The Toronto-Dominion Bank	952	47,684
		606,048
Denmark | 0.1%
Vestas Wind Systems A/S	144	11,720
France | 2.0%
Aeroports de Paris	502	62,031
Eutelsat Communications SA	5,559	124,281
Gecina SA REIT	37	5,021
ICADE REIT	74	5,416
L’Oreal SA	83	15,952
Mercialys SA REIT	538	10,036
Vinci SA	1,384	109,829
		332,566
Germany | 1.1%
alstria office REIT-AG	1,315	16,090
Deutsche EuroShop AG	164	6,705
Deutsche Wohnen AG	138	4,544
Fraport AG	1,243	87,975
GAGFAH SA (a)	312	6,626
Hamborner REIT AG	1,031	10,498
LEG Immobilien AG	126	10,329
TAG Immobilien AG	965	12,987
thyssenKrupp AG	624	15,280
TLG Immobilien AG	524	10,211
		181,245
Hong Kong | 1.5%
ASM Pacific Technology, Ltd.	1,244	16,918
Champion REIT	40,000	24,518
CLP Holdings, Ltd.	5,500	57,537
Hongkong Land Holdings, Ltd.	1,100	8,380
Hysan Development Co., Ltd.	5,000	22,686
Jardine Matheson Holdings, Ltd.	672	42,671
Link Real Estate Investment Trust	1,500	10,508
PCCW, Ltd.	17,000	10,028
Prosperity REIT	19,000	7,508
Swire Properties, Ltd.	3,400	10,892
The Wharf Holdings, Ltd.	1,000	8,581
Xinyi Glass Holdings, Ltd.	32,000	28,210
		248,437

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Ireland | 0.3%
CRH PLC	914	$32,218
Irish Residential Properties REIT PLC	4,097	5,420
Ryanair Holdings PLC Sponsored ADR (a)	124	10,289
		47,927
Italy | 2.8%
ASTM SpA	846	12,689
Atlantia SpA	4,594	118,603
Hera SpA	12,962	36,011
Italgas SpA (a)	16,557	72,511
Snam SpA	25,272	109,298
Societa Iniziative Autostradali e Servizi SpA	2,082	19,879
Terna Rete Elettrica Nazionale SpA	22,472	111,476
		480,467
Japan | 2.5%
Advance Residence Investment Corp. REIT	3	8,202
Asahi Glass Co., Ltd.	3,000	24,368
Central Japan Railway Co.	100	16,345
Daikyo, Inc.	3,000	5,963
Daiwa House REIT Investment Corp. REIT	7	18,205
Industrial & Infrastructure Fund Investment Corp. REIT	1	4,500
Japan Excellent, Inc. REIT	3	3,684
Japan Logistics Fund, Inc. REIT	11	23,673
Japan Prime Realty Investment Corp. REIT	2	7,744
Japan Retail Fund Investment Corp.	2	3,926
JFE Holdings, Inc.	1,400	24,089
KDDI Corp.	600	15,765
Kenedix Office Investment Corp. REIT	2	11,785
Mitsubishi UFJ Financial Group, Inc.	1,200	7,575
Mori Trust Sogo Reit, Inc. REIT	3	4,641
Morinaga & Co., Ltd.	500	22,186
MS&AD Insurance Group Holdings, Inc.	500	15,958
Nichirei Corp.	700	17,329
Nippon Accommodations Fund, Inc. REIT	5	21,714
Description	Shares	Fair Value
Nippon Steel & Sumitomo Metal Corp.	1,100	$25,453
Nitto Denko Corp.	200	15,486
Nomura Real Estate Master Fund, Inc. REIT	3	4,659
Obayashi Corp.	1,100	10,320
Okamura Corp.	1,000	8,899
Premier Investment Corp. REIT	7	7,916
S Foods, Inc.	500	14,566
The Nisshin Oillio Group, Ltd.	2,000	11,388
TOC Co., Ltd.	200	1,653
Tokio Marine Holdings, Inc.	100	4,234
Tokyu REIT, Inc.	3	3,773
Toshiba Plant Systems & Services Corp.	700	10,235
West Japan Railway Co.	600	39,081
		415,315
Luxembourg | 0.9%
SES SA	5,612	130,570
Tenaris SA ADR	604	20,621
		151,191
Netherlands | 0.1%
NN Group NV	696	22,637
New Zealand | 0.2%
Air New Zealand, Ltd.	8,502	14,657
Spark New Zealand, Ltd.	5,874	14,365
		29,022
Norway | 0.2%
Entra ASA	1,357	14,815
Statoil ASA	1,440	24,750
		39,565
Singapore | 1.3%
Ascendas Real Estate Investment Trust	8,100	14,592
CapitaMall Trust REIT	18,600	26,210
DBS Group Holdings, Ltd.	1,459	20,248
Lippo Malls Indonesia Retail Trust REIT	18,700	5,281
Mapletree Logistics Trust REIT	36,300	28,415
SATS, Ltd.	6,900	24,077
Singapore Airlines, Ltd.	5,200	37,434
United Overseas Bank, Ltd.	3,700	58,524
		214,781
Spain | 0.8%
Abertis Infraestructuras SA	6,888	110,962

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Red Electrica Corporacion SA	1,300	$24,929
		135,891
Sweden | 0.0%
JM AB	164	5,178
Switzerland | 0.9%
Actelion, Ltd. (a)	44	12,396
Allreal Holding AG	126	20,580
ALSO Holding AG	83	10,201
Flughafen Zuerich AG	114	24,303
Mobimo Holding AG	57	14,753
Partners Group Holding AG	54	29,032
PSP Swiss Property AG	60	5,460
Swiss Prime Site AG	506	44,538
		161,263
United Kingdom | 3.1%
Assura PLC REIT	7,286	5,281
Bellway PLC	580	19,656
Big Yellow Group PLC REIT	701	6,424
Centrica PLC	5,963	16,213
Compass Group PLC	1,042	19,633
CVS Group PLC	700	10,019
Debenhams PLC	8,395	5,716
Electrocomponents PLC	1,988	11,760
Grainger PLC	1,296	3,996
Great Portland Estates PLC REIT	752	6,128
Halma PLC	664	8,519
Hansteen Holdings PLC REIT	8,275	12,389
Land Securities Group PLC REIT	370	4,912
LondonMetric Property PLC REIT	7,101	14,228
National Grid PLC	5,921	75,097
Pennon Group PLC	7,820	86,357
Provident Financial PLC	294	11,048
Reckitt Benckiser Group PLC	499	45,479
Safestore Holdings PLC REIT	2,476	11,763
Shaftesbury PLC REIT	1,130	12,938
SSE PLC	3,025	55,950
UBM PLC	1,617	15,505
Unilever NV	394	19,574
Workspace Group PLC REIT	771	7,596
WPP PLC	1,506	33,061
		519,242
United States | 29.1%
3M Co.	387	74,045
Description	Shares	Fair Value
Agree Realty Corp. REIT	771	$36,977
Alphabet, Inc., Class A (a)	11	9,326
Ameren Corp.	1,354	73,915
American Campus Communities, Inc. REIT	675	32,123
American Electric Power Co., Inc.	329	22,086
American Homes 4 Rent, Class A REIT	1,350	30,996
American Tower Corp. REIT	920	111,817
Anadarko Petroleum Corp.	295	18,290
Antero Resources Corp. (a)	778	17,746
Aon PLC	187	22,195
Apartment Investment & Management Co., Class A REIT	193	8,560
Apple Hospitality REIT, Inc.	1,350	25,785
Apple, Inc.	226	32,467
AT&T, Inc.	1,809	75,164
Automatic Data Processing, Inc.	389	39,830
AutoZone, Inc. (a)	39	28,199
AvalonBay Communities, Inc. REIT	289	53,060
Biogen, Inc. (a)	36	9,843
Brinker International, Inc.	276	12,133
Bristol-Myers Squibb Co.	276	15,009
Brixmor Property Group, Inc. REIT	482	10,344
Camden Property Trust REIT	289	23,253
Campbell Soup Co.	956	54,721
Cardinal Health, Inc.	382	31,152
Carnival Corp.	387	22,798
CBOE Holdings, Inc.	240	19,457
Chevron Corp.	96	10,308
Cimarex Energy Co.	147	17,565
Columbia Property Trust, Inc. REIT	289	6,430
Comcast Corp., Class A	984	36,989
Concho Resources, Inc. (a)	109	13,989
Consolidated Edison, Inc.	458	35,568
Core Laboratories NV	216	24,952
CoreCivic, Inc. REIT	289	9,080
Cracker Barrel Old Country Store, Inc.	74	11,785
Crown Castle International Corp. REIT	780	73,671
Crown Holdings, Inc. (a)	289	15,303
CSX Corp.	2,069	96,312
CubeSmart REIT	675	17,523

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Darden Restaurants, Inc.	624	$52,210
Deere & Co.	200	21,772
Delta Air Lines, Inc.	232	10,663
Diamondback Energy, Inc. (a)	197	20,432
Digital Realty Trust, Inc. REIT	578	61,493
Douglas Emmett, Inc. REIT	675	25,920
DuPont Fabros Technology, Inc. REIT	289	14,332
EchoStar Corp., Class A (a)	300	17,085
Edison International	293	23,326
Education Realty Trust, Inc. REIT	771	31,495
Eli Lilly & Co.	135	11,355
Empire State Realty Trust, Inc., Class A REIT	289	5,965
EOG Resources, Inc.	209	20,388
EPR Properties REIT	289	21,279
EQT Corp.	278	16,986
Equinix, Inc. REIT	79	31,629
Equity Commonwealth REIT (a)	578	18,045
Equity Lifestyle Properties, Inc. REIT	578	44,541
Equity Residential REIT	289	17,982
Essex Property Trust, Inc. REIT	193	44,685
Everest Re Group, Ltd.	63	14,730
Extra Space Storage, Inc. REIT	289	21,499
F5 Networks, Inc. (a)	228	32,506
Federal Realty Investment Trust REIT	289	38,581
Finisar Corp. (a)	268	7,327
First Potomac Realty Trust REIT	482	4,955
Gaming and Leisure Properties, Inc. REIT	386	12,900
General Dynamics Corp.	90	16,848
General Mills, Inc.	913	53,876
Getty Realty Corp. REIT	1,257	31,764
GGP, Inc.	193	4,474
Halliburton Co.	376	18,503
Hasbro, Inc.	177	17,668
HCA Holdings, Inc. (a)	215	19,133
Healthcare Realty Trust, Inc. REIT	771	25,057
Helix Energy Solutions Group, Inc. (a)	3,034	23,574
Highwoods Properties, Inc. REIT	193	9,482
Hilltop Holdings, Inc.	289	7,939
HollyFrontier Corp.	472	13,376
Description	Shares	Fair Value
Honeywell International, Inc.	196	$24,475
Hormel Foods Corp.	300	10,389
Hospitality Properties Trust REIT	289	9,112
Huntington Ingalls Industries, Inc.	53	10,613
Intel Corp.	1,181	42,599
International Paper Co.	292	14,828
Intuit, Inc.	119	13,803
J.B. Hunt Transport Services, Inc.	95	8,715
Johnson & Johnson	634	78,965
Kinder Morgan, Inc.	4,614	100,308
LaSalle Hotel Properties REIT	289	8,367
Lear Corp.	237	33,554
Life Storage, Inc. REIT	96	7,884
Lockheed Martin Corp.	113	30,239
LTC Properties, Inc. REIT	289	13,843
LyondellBasell Industries NV, Class A	304	27,722
Mack-Cali Realty Corp. REIT	578	15,571
Marathon Petroleum Corp.	210	10,613
Marriott International, Inc., Class A	77	7,252
Marsh & McLennan Cos., Inc.	551	40,713
Martin Marietta Materials, Inc.	102	22,262
MasterCard, Inc., Class A	158	17,770
McCormick & Co., Inc.	91	8,877
McDonald’s Corp.	542	70,249
McKesson Corp.	91	13,492
Medical Properties Trust, Inc. REIT	482	6,213
Merck & Co., Inc.	136	8,641
Mettler-Toledo International, Inc. (a)	68	32,566
Microsoft Corp.	458	30,164
Monmouth Real Estate Investment Corp. REIT	771	11,002
Motorola Solutions, Inc.	344	29,660
National HealthCare Corp.	96	6,845
National Retail Properties, Inc. REIT	96	4,188
New Senior Investment Group, Inc. REIT	482	4,916
NIKE, Inc., Class B	315	17,555
Norfolk Southern Corp.	874	97,862
Northrop Grumman Corp.	224	53,276
O’Reilly Automotive, Inc. (a)	169	45,603
Olin Corp.	498	16,369
Omnicom Group, Inc.	852	73,451

Description	Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
Paychex, Inc.	523	$30,805
PepsiCo, Inc.	410	45,863
PG&E Corp.	1,469	97,483
Physicians Realty Trust REIT	289	5,742
Pioneer Natural Resources Co.	111	20,672
Pool Corp.	281	33,532
PPG Industries, Inc.	106	11,138
Prudential Financial, Inc.	127	13,548
PS Business Parks, Inc. REIT	289	33,166
Public Storage REIT	96	21,015
Quality Care Properties, Inc. REIT (a)	77	1,452
Quest Diagnostics, Inc.	150	14,729
Quintiles IMS Holdings, Inc. (a)	136	10,952
Ramco-Gershenson Properties Trust REIT	289	4,052
Range Resources Corp.	724	21,068
Raytheon Co.	65	9,913
Realty Income Corp. REIT	193	11,489
Regency Centers Corp. REIT	193	12,813
Regions Financial Corp.	1,376	19,993
Republic Services, Inc.	1,255	78,827
Retail Opportunity Investments Corp. REIT	964	20,273
Rexford Industrial Realty, Inc. REIT	289	6,508
Rockwell Collins, Inc.	170	16,517
Ryman Hospitality Properties, Inc. REIT	289	17,869
Saul Centers, Inc. REIT	289	17,808
Schlumberger, Ltd.	246	19,213
Select Income REIT	289	7,453
Simon Property Group, Inc. REIT	193	33,202
Skyworks Solutions, Inc.	178	17,440
Southwest Gas Holdings, Inc.	724	60,027
Spirit AeroSystems Holdings, Inc., Class A	300	17,376
Starbucks Corp.	983	57,397
Steel Dynamics, Inc.	315	10,949
STORE Capital Corp. REIT	578	13,803
Summit Hotel Properties, Inc. REIT	386	6,168
Sun Communities, Inc. REIT	289	23,215
Sunstone Hotel Investors, Inc. REIT	386	5,917
Sysco Corp.	1,102	57,216
Description	Shares	Fair Value
Tanger Factory Outlet Centers, Inc. REIT	289	$9,471
Taubman Centers, Inc. REIT	96	6,338
Terreno Realty Corp. REIT	386	10,808
Texas Instruments, Inc.	187	15,065
The Allstate Corp.	357	29,092
The Boeing Co.	240	42,446
The Cheesecake Factory, Inc.	155	9,821
The Kroger Co.	918	27,072
PNC Financial Services Group, Inc.	127	15,270
The TJX Cos., Inc.	333	26,334
The Travelers Cos., Inc.	173	20,853
Thermo Fisher Scientific, Inc.	269	41,318
Tyson Foods, Inc., Class A	721	44,493
UDR, Inc. REIT	578	20,958
Union Pacific Corp.	946	100,200
UnitedHealth Group, Inc.	106	17,385
Universal Health Realty Income Trust REIT	193	12,449
Urban Edge Properties REIT	578	15,201
Urstadt Biddle Properties, Inc. Class A REIT	675	13,878
Valero Energy Corp.	150	9,944
Ventas, Inc. REIT	482	31,349
Visa, Inc., Class A	298	26,483
VMware, Inc., Class A (a)	113	10,412
Vornado Realty Trust REIT	193	19,360
Vulcan Materials Co.	125	15,060
Wal-Mart Stores, Inc.	124	8,938
Washington Real Estate Investment Trust	771	24,117
Waste Management, Inc.	557	40,616
Waters Corp. (a)	117	18,288
Welltower, Inc. REIT	289	20,467
Westlake Chemical Corp.	363	23,976
Weyerhaeuser Co. REIT	477	16,208
Xenia Hotels & Resorts, Inc. REIT	482	8,228
		4,905,568
Total Common Stocks (Cost $8,668,783)		9,067,501
Closed-End Management Investment Companies | 0.1%
F&C Commercial Property Trust, Ltd.	4,397	7,971
The Picton Property Income, Ltd.	5,615	5,892

Description		Shares	Fair Value
Lazard Real Assets and Pricing Opportunities Portfolio (continued)
UK Commercial Property Trust, Ltd.		8,025	$8,647
Total Closed-End Management Investment Companies (Cost $21,137)			22,510
Exchange-Traded Notes | 7.2%
Guernsey | 7.2%
iPath Bloomberg Commodity Index Total Return ETN (a) (Cost $1,223,935)		51,455	1,210,222

Description	Security Currency	Principal Amount (000)	Fair Value
Foreign Government Obligations | 14.4%
Australia | 0.7%
Australia Government Bond, 3.000%, 09/20/25	AUD	108	$115,940
Canada | 0.5%
Canadian Government Real Return Bond, 2.000%, 12/01/41	CAD	90	87,247
France | 2.0%
French Republic Government Bond OAT, 1.850%, 07/25/27	EUR	257	335,880
Italy | 0.8%
Italy Buoni Poliennali Del Tesoro, 3.100%, 09/15/26	EUR	115	143,899
Mexico | 1.5%
Mexican Udibonos, 2.500%, 12/10/20	MXN	847	252,834
New Zealand | 0.8%
New Zealand Government Bond, 3.000%, 09/20/30	NZD	165	131,633
Spain | 1.0%
Spain Government Inflation Linked Bond, 1.800%, 11/30/24	EUR	140	167,893
United Kingdom | 7.1%
United Kingdom Gilt Inflation Linked:
0.750%, 03/22/34	GBP	221	416,737
1.125%, 11/22/37	GBP	118	254,732
0.125%, 03/22/44	GBP	251	508,116
0.250%, 03/22/52	GBP	9	22,335
			1,201,920
Total Foreign Government Obligations (Cost $2,393,520)			2,437,246
US Treasury Securities | 11.0%
Treasury Inflation Protected Securities:
1.125%, 01/15/21	USD	621	653,799
2.375%, 01/15/25	USD	183	210,960
Description	Security Currency	Principal Amount (000)	Fair Value
2.500%, 01/15/29	USD	565	$691,450
2.125%, 02/15/40	USD	244	307,579
Total US Treasury Securities (Cost $1,850,392)			1,863,788

Description		Shares	Fair Value
Short-Term Investment | 6.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,104,772)		1,104,772	$1,104,772
Total Investments | 93.1% (Cost $15,262,539) (b), (g)			$15,706,039
Cash and Other Assets in Excess of Liabilities | 6.9%			1,159,596
Net Assets | 100.0%			$16,865,635

Lazard Real Assets and Pricing Opportunities Portfolio (continued)

Forward Currency Contracts open at March 31, 2017

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	2,212	USD	2,237	CIT	06/28/17	$—	$14
EUR	11,258	USD	12,000	HSB	05/24/17	70	—
GBP	8,034	USD	10,000	HSB	05/24/17	83	—
MXN	202,692	USD	10,300	HSB	05/24/17	380	—
MXN	355,840	USD	18,450	HSB	05/24/17	299	—
MXN	961,442	USD	49,850	HSB	05/24/17	807	—
MXN	1,148,652	USD	58,370	HSB	05/24/17	2,151	—
PLN	11,952	USD	2,932	HSB	05/24/17	82	—
USD	28,464	AUD	37,286	CIT	06/28/17	29	—
USD	233,800	AUD	304,943	CIT	06/28/17	1,240	—
USD	8,000	AUD	10,457	HSB	05/24/17	20	—
USD	117,142	AUD	153,544	HSB	05/24/17	—	29
USD	187,406	AUD	245,642	HSB	05/24/17	—	46
USD	18,729	CAD	24,443	CIT	05/24/17	370	—
USD	24,000	CAD	31,401	HSB	05/24/17	415	—
USD	70,482	CAD	91,977	HSB	05/24/17	1,399	—
USD	419,300	CAD	547,174	HSB	05/24/17	8,323	—
USD	1,570	CHF	1,574	CIT	06/28/17	—	12
USD	3,311	CHF	3,281	CIT	06/28/17	14	—
USD	21,521	CHF	21,301	CIT	06/28/17	110	—
USD	21,000	CHF	20,947	HSB	05/24/17	—	8
USD	94,158	CHF	94,293	HSB	05/24/17	—	411
USD	29,789	EUR	27,498	CIT	06/28/17	255	—
USD	45,231	EUR	42,343	CIT	06/28/17	—	247
USD	135,487	EUR	125,670	CIT	06/28/17	512	—
USD	907,161	EUR	840,781	CIT	06/28/17	4,126	—
USD	252,577	EUR	237,884	HSB	05/24/17	—	2,468
USD	642,361	EUR	604,993	HSB	05/24/17	—	6,275
USD	28,451	GBP	22,772	CIT	05/24/17	—	128
USD	132,698	GBP	105,573	CIT	05/24/17	204	—
USD	28,201	GBP	22,585	CIT	06/28/17	—	169
USD	131,122	GBP	105,819	CIT	06/28/17	—	1,801
USD	252,357	GBP	202,668	HSB	05/24/17	—	1,991
USD	361,214	GBP	289,073	HSB	05/24/17	—	1,571
USD	754,633	GBP	603,918	HSB	05/24/17	—	3,283
USD	15,000	HKD	116,310	HSB	05/24/17	17	—
USD	143,153	HKD	1,109,624	HSB	05/24/17	212	—
USD	34,000	JPY	3,822,898	HSB	05/24/17	—	371
USD	267,567	JPY	30,457,863	HSB	05/24/17	—	6,274
USD	227,082	MXN	4,674,410	HSB	05/24/17	—	19,205
USD	132,764	NZD	189,606	CIT	05/24/17	190	—
USD	2,926	PLN	11,952	HSB	05/24/17	—	88

Lazard Real Assets and Pricing Opportunities Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	191,925	SGD	272,448	HSB	05/24/17	$—	$3,190
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$21,308	$47,581

Futures Contracts open at March 31, 2017:

Type	Number of Contracts	Expiration Date	Notional Amount	Fair Value	Unrealized Depreciation
Sugar 11	1	04/28/2017	22,595	$18,771	$3,823
Light Sweet Crude Oil	1	04/20/2017	54,314	50,600	3,714
Total gross unrealized depreciation on Futures Contracts					$7,537

Description	Shares	Fair Value
Lazard Capital Allocator Opportunistic Strategies Portfolio
Exchange-Traded Funds | 83.4%
Equity Funds | 51.1%
Financial Select Sector SPDR Fund	619,755	$14,706,786
iShares Core MSCI Europe ETF	201,500	8,859,955
iShares Global Financials ETF	175,200	10,669,680
iShares Global Materials ETF	152,500	9,029,525
iShares Latin America 40 ETF	132,800	4,211,088
iShares MSCI Europe Financials ETF	150,500	3,058,160
iShares MSCI Japan ETF	142,600	7,343,900
iShares Nasdaq Biotechnology ETF	12,898	3,782,596
iShares North American Tech ETF	57,600	7,975,296
PowerShares Dynamic Oil & Gas Services Portfolio	538,400	6,301,703
		75,938,689
Fixed-Income Funds | 32.3%
iShares 20+ Year Treasury Bond ETF	253,800	30,636,198
iShares iBoxx $ Investment Grade Corporate Bond ETF	60,695	7,156,548
PowerShares Fundamental High Yield Corporate Bond Portfolio	391,010	7,354,898
VanEck Vectors Fallen Angel High Yield Bond ETF	101,834	3,010,213
		48,157,857
Total Exchange-Traded Funds (Cost $118,320,686)		124,096,546
Closed-End Management Investment Companies | 10.0%
Royce Value Trust, Inc.	536,500	7,511,000
Templeton Emerging Markets Fund	525,700	7,370,314
Total Closed-End Management Investment Companies (Cost $13,829,086)		14,881,314
Short-Term Investment | 5.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $8,721,128)	8,721,128	8,721,128
Total Investments | 99.3% (Cost $140,870,900) (b)	$147,698,988
Cash and Other Assets in Excess of Liabilities | 0.7%	988,886
Net Assets | 100.0%	$148,687,874

Lazard Capital Allocator Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at March 31, 2017:

Pay	Currency	Counterparty	Notional Amount	Expiration Date	Receive	Unrealized Depreciation
1 Month USD LIBOR plus 0.45%	USD	GSC	5,559,644	03/08/18	Appreciation, and dividends paid, on securities in a custom momentum basket	$21,321*

*Includes accrued dividends and financing charges of $2,397.

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

The following table represents the weighting of the individual securities and related fair values underlying the custom momentum basket total return swap agreements with GSC, as of March 31, 2017:

Securities	Shares	Fair Value
American Airlines Group, Inc.	5,901	$249,613
Advance Auto Parts, Inc.	1,285	190,521
ABB, Ltd. - Reg	8,168	191,566
Delphi Automotive PLC	2,148	172,867
Eaton Corp. PLC	7,606	563,974
Honeywell International, Inc.	4,168	520,447
Illinois Tool Works, Inc.	2,043	270,616
Johnson Controls International PLC	5,242	220,810
3M Co.	1,546	295,807
Parker Hannifin Corp.	4,232	678,451
Rockwell Automation, Inc.	4,163	648,172
Raytheon Co.	3,537	539,347
Schneider Electric SE	2,471	181,372
Union Pacific Corp.	5,522	584,903
United Technologies Corp.	2,070	232,254
Total Fair Value		$5,540,720

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio
Common Stocks | 81.4%
Australia | 3.0%
AGL Energy, Ltd.	1,207	$24,317
Aristocrat Leisure, Ltd.	12,353	169,498
Cochlear, Ltd.	1,460	150,764
Computershare, Ltd.	1,909	20,428
Credit Corp. Group, Ltd.	4,177	54,957
CSL, Ltd.	4,519	431,509
Fortescue Metals Group, Ltd.	16,377	77,851
Goodman Group REIT	3,228	19,092
Harvey Norman Holdings, Ltd.	6,544	22,548
Investa Office Fund REIT	5,798	21,037
JB Hi-Fi, Ltd.	1,297	24,385
Newcrest Mining, Ltd.	4,869	83,685
Ramsay Health Care, Ltd.	671	35,814
Resolute Mining, Ltd.	20,111	20,324
Sandfire Resources NL	4,070	19,818
Saracen Mineral Holdings, Ltd. (a)	20,620	15,743
Stockland REIT	55,111	195,545
Telstra Corp., Ltd.	9,043	32,185
The GPT Group REIT	7,239	28,509
Whitehaven Coal, Ltd. (a)	34,765	79,360
		1,527,369
Austria | 0.1%
Lenzing AG	231	38,851
Belgium | 0.1%
Ontex Group NV	1,077	34,584
Canada | 3.2%
Alimentation Couche-Tard, Inc., Class B	524	23,673
Atco, Ltd., Class I	1,388	53,971
BCE, Inc.	2,058	91,119
Canadian Imperial Bank of Commerce	361	31,128
Canadian National Railway Co.	2,070	153,035
CI Financial Corp.	10,434	207,370
Colliers International Group, Inc.	448	21,193
Constellation Software, Inc.	40	19,656
Dollarama, Inc.	330	27,348
Enbridge, Inc.	7,836	328,265
First Quantum Minerals, Ltd.	3,018	32,067
Genworth MI Canada, Inc.	3,479	96,194
George Weston, Ltd.	210	18,323
Intact Financial Corp.	205	14,580
Kirkland Lake Gold, Ltd. (a)	7,016	51,756
Description	Shares	Fair Value
Magna International, Inc.	429	$18,514
Metro, Inc.	1,498	46,015
Pembina Pipeline Corp.	746	23,639
Quebecor, Inc., Class B	759	23,406
Royal Bank of Canada	4,513	328,808
Saputo, Inc.	1,037	35,784
Transcontinental, Inc., Class A	671	12,402
		1,658,246
Denmark | 0.9%
Carlsberg A/S, Class B Sponsored ADR	6,295	116,772
Danske Bank A/S	581	19,816
DONG Energy A/S	476	18,343
Jyske Bank A/S	437	22,092
Nets A/S (a)	4,950	79,851
Novo Nordisk A/S Sponsored ADR	2,155	73,873
Novo Nordisk A/S, Class B	468	16,089
Pandora A/S	169	18,725
Vestas Wind Systems A/S	1,216	98,969
		464,530
Finland | 0.5%
Neste Oyj	1,003	39,117
Orion Oyj, Class B	684	35,661
Sampo Oyj, A Shares ADR	8,625	204,413
		279,191
France | 1.7%
AXA SA	6,699	173,356
BNP Paribas SA	325	21,648
CNP Assurances	1,974	40,182
Faurecia	2,957	140,581
L’Oreal SA	458	88,025
Peugeot SA (a)	2,290	46,174
Societe Generale SA	3,499	177,946
TOTAL SA	2,688	135,795
Valeo SA	676	45,083
		868,790
Germany | 2.0%
Allianz SE	1,036	191,907
Bayer AG	1,853	213,594
Continental AG Sponsored ADR	4,420	194,524
Deutsche Lufthansa AG	2,236	36,258
Infineon Technologies AG	4,093	83,575
MTU Aero Engines AG	358	46,574
Muenchener Rueckversicherungs AG	97	18,981

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
ProSiebenSat.1 Media SE	648	$28,692
Rheinmetall AG	418	35,075
Symrise AG ADR	9,540	158,269
		1,007,449
Hong Kong | 2.0%
AIA Group, Ltd. Sponsored ADR	5,740	145,653
ASM Pacific Technology, Ltd.	2,600	35,360
CLP Holdings, Ltd.	6,205	64,912
Jardine Matheson Holdings, Ltd.	655	42,085
Link Real Estate Investment Trust	6,590	46,164
The Wharf Holdings, Ltd.	29,435	252,574
WH Group, Ltd.	132,500	114,202
Wheelock & Co., Ltd.	28,504	225,351
Xinyi Glass Holdings, Ltd.	86,000	75,815
Yue Yuen Industrial Holdings, Ltd.	5,090	20,019
		1,022,135
Ireland | 0.5%
Experian PLC	1,060	21,638
Ryanair Holdings PLC Sponsored ADR (a)	295	24,479
Shire PLC ADR	1,310	228,241
		274,358
Israel | 0.2%
Bank Hapoalim BM	3,942	24,014
Israel Discount Bank, Ltd., ADR (a)	800	18,752
Israel Discount Bank, Ltd., Class A (a)	10,677	25,070
Nice, Ltd.	631	42,815
		110,651
Italy | 0.1%
Intesa Sanpaolo SpA	14,273	38,767
Recordati SpA	772	26,165
		64,932
Japan | 7.8%
Amano Corp.	1,933	38,674
ANA Holdings, Inc.	17,000	51,965
Asahi Glass Co., Ltd.	10,000	81,227
Astellas Pharma, Inc.	3,355	44,272
Azbil Corp.	800	26,913
Central Japan Railway Co.	378	61,785
Daito Trust Construction Co., Ltd.	2,318	318,767
Daiwa House Industry Co., Ltd.	2,200	63,321
Description	Shares	Fair Value
Daiwa House Industry Co., Ltd. ADR	6,815	$196,442
Foster Electric Co., Ltd.	1,226	21,075
Fujitsu, Ltd.	13,000	79,759
GS Yuasa Corp.	4,000	18,690
Haseko Corp.	7,602	82,568
Hazama Ando Corp.	2,600	17,519
Heiwa Corp.	1,000	24,880
Hitachi High-Technologies Corp.	900	36,746
Hitachi, Ltd.	6,000	32,592
Idemitsu Kosan Co., Ltd.	4,200	146,408
Kaken Pharmaceutical Co., Ltd.	500	28,292
KDDI Corp.	1,400	36,785
KDDI Corp. ADR	13,295	174,962
Kuraray Co., Ltd.	2,500	38,020
Kyushu Electric Power Co., Inc.	5,100	54,519
Maruha Nichiro Corp.	600	18,203
MCJ Co., Ltd.	3,051	35,814
Mebuki Financial Group, Inc.	7,100	28,461
Mitsubishi Chemical Holdings Corp.	5,600	43,454
Mitsubishi UFJ Financial Group, Inc.	44,377	280,126
Mitsui Chemicals, Inc.	4,000	19,816
Morinaga & Co., Ltd.	500	22,186
MS&AD Insurance Group Holdings, Inc.	1,038	33,128
Nichirei Corp.	2,313	57,261
Nihon Chouzai Co., Ltd.	1,375	46,793
Nippon Telegraph & Telephone Corp.	5,108	218,191
Nissan Chemical Industries, Ltd.	582	16,979
Nissan Motor Co., Ltd.	21,976	212,446
Nitto Denko Corp.	175	13,551
Obayashi Corp.	2,000	18,764
Oji Holdings Corp.	6,000	28,132
ORIX Corp.	5,413	80,355
Osaka Gas Co., Ltd.	5,000	19,026
Osaki Electric Co., Ltd.	3,000	26,091
Rengo Co., Ltd.	6,752	38,987
Ryohin Keikaku Co., Ltd. ADR	3,625	158,965
Sanyo Special Steel Co., Ltd.	8,752	46,572
Shimadzu Corp.	1,100	17,519
Showa Shell Sekiyu KK	3,500	35,511
Sumitomo Mitsui Financial Group, Inc.	13,950	508,626
Takeuchi Manufacturing Co., Ltd.	1,913	36,221

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Teijin, Ltd.	6,875	$129,950
The Kansai Electric Power Co., Inc.	3,000	36,899
Tohoku Electric Power Co., Inc.	1,413	19,169
TOMONY Holdings, Inc.	6,800	36,159
TonenGeneral Sekiyu KK (c)	2,000	25,044
Unitika, Ltd. (a)	28,000	23,448
West Japan Railway Co.	300	19,540
Yodogawa Steel Works, Ltd.	863	23,463
		4,051,031
Luxembourg | 0.1%
SES SA	1,453	33,823
Malta | 0.0%
Kindred Group PLC	1,745	18,066
Netherlands | 0.6%
AMG Advanced Metallurgical Group NV	1,297	30,046
NN Group NV	2,639	85,833
Wolters Kluwer NV	423	17,578
Wolters Kluwer NV Sponsored ADR	3,970	164,954
		298,411
Norway | 0.7%
Aker BP ASA	8,226	131,846
DNB ASA	1,636	25,936
Leroy Seafood Group ASA	2,272	99,534
Marine Harvest ASA	1,005	15,311
Salmar ASA	2,333	50,307
Yara International ASA	474	18,254
		341,188
Portugal | 0.1%
EDP - Energias de Portugal SA	6,736	22,832
Galp Energia SGPS SA	2,772	42,104
		64,936
Russia | 0.1%
Evraz PLC (a)	11,931	32,335
Singapore | 0.7%
Best World International, Ltd.	19,600	35,441
BOC Aviation, Ltd.	13,700	73,061
CapitaLand Commercial Trust REIT	21,400	23,679
CapitaLand, Ltd.	8,000	20,760
DBS Group Holdings, Ltd.	11,300	156,824
SATS, Ltd.	5,500	19,192
Description	Shares	Fair Value
Singapore Airlines, Ltd.	6,130	$44,129
		373,086
South Africa | 0.0%
Mediclinic International PLC	1,414	12,606
Spain | 0.8%
Banco Santander SA	26,066	159,750
CaixaBank SA	30,628	131,641
Corporacion Financiera Alba SA	163	7,651
Iberdrola SA	11,877	84,954
Repsol SA	2,299	35,501
		419,497
Sweden | 0.9%
Assa Abloy AB ADR	16,615	170,470
Axfood AB	1,198	18,003
Electrolux AB, Series B	3,951	109,868
Hexagon AB ADR (c)	2,440	98,271
Intrum Justitia AB	654	24,435
Mycronic AB	3,535	36,223
		457,270
Switzerland | 2.1%
Actelion, Ltd. (a)	128	36,062
Julius Baer Group, Ltd. ADR	8,745	86,925
Partners Group Holding AG	563	302,688
Roche Holding AG	2,276	580,620
STMicroelectronics NV	5,078	77,719
Swiss Life Holding AG	66	21,298
		1,105,312
United Kingdom | 6.1%
Admiral Group PLC	1,667	41,544
Ashtead Group PLC ADR	1,555	130,496
Bellway PLC	634	21,486
BP PLC	11,092	63,696
British American Tobacco PLC Sponsored ADR	3,110	206,255
BT Group PLC	20,260	80,778
Centrica PLC	127,111	345,610
Cineworld Group PLC	9,389	77,936
Coca-Cola European Partners PLC	2,340	88,195
Compass Group PLC	3,021	56,920
Compass Group PLC Sponsored ADR	7,445	143,391
Crest Nicholson Holdings PLC	5,117	34,847
CVS Group PLC	1,877	26,864
Diageo PLC Sponsored ADR	1,380	159,500
Fevertree Drinks PLC	1,879	35,471

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
G4S PLC	24,023	$91,593
Hargreaves Lansdown PLC	3,072	50,100
Informa PLC	2,332	19,072
International Consolidated Airlines Group SA	14,750	97,567
International Consolidated Airlines Group SA Sponsored ADR	1,296	17,198
JD Sports Fashion PLC	14,746	71,139
Lloyds Banking Group PLC	204,451	170,106
Persimmon PLC	3,514	92,279
Phoenix Group Holdings	2,297	21,515
Prudential PLC ADR	3,195	135,340
Reckitt Benckiser Group PLC	803	73,185
RELX NV Sponsored ADR	8,920	165,555
Rightmove PLC	531	26,533
SSE PLC	13,394	247,734
Subsea 7 SA (a)	10,954	169,845
Taylor Wimpey PLC	14,390	34,846
TechnipFMC PLC (a)	764	24,862
Unilever PLC Sponsored ADR	2,165	106,821
Wm Morrison Supermarkets PLC	7,494	22,535
		3,150,814
United States | 47.1%
3M Co.	3,369	644,591
AbbVie, Inc.	2,140	139,442
Accenture PLC, Class A	3,696	443,076
Adobe Systems, Inc. (a)	758	98,639
Air Lease Corp.	888	34,410
Akamai Technologies, Inc. (a)	271	16,179
Alaska Air Group, Inc.	717	66,122
Allergan PLC	310	74,065
Alphabet, Inc., Class A (a)	325	275,535
Alphabet, Inc., Class C (a)	167	138,537
AMC Networks, Inc., Class A (a)	594	34,856
Amdocs, Ltd.	395	24,091
Ameren Corp.	1,452	79,265
American Electric Power Co., Inc.	416	27,926
American Express Co.	2,861	226,334
Ameriprise Financial, Inc.	604	78,327
Amgen, Inc.	1,662	272,684
Aon PLC	2,041	242,246
Apple, Inc.	4,790	688,131
Applied Materials, Inc.	4,400	171,160
AT&T, Inc.	13,653	567,282
Description	Shares	Fair Value
Atkore International Group, Inc.	1,581	$41,549
Automatic Data Processing, Inc.	448	45,871
AutoZone, Inc. (a)	170	122,918
Baker Hughes, Inc.	3,373	201,773
Bank of America Corp.	12,154	286,713
Benchmark Electronics, Inc. (a)	595	18,921
Biogen, Inc. (a)	355	97,064
Bloomin’ Brands, Inc.	1,002	19,769
C.R. Bard, Inc.	520	129,241
Cardinal Health, Inc.	270	22,018
Carnival Corp.	2,259	133,078
Carnival PLC	348	19,919
Carrizo Oil & Gas, Inc. (a)	1,007	28,861
CBOE Holdings, Inc.	688	55,776
Celgene Corp. (a)	1,528	190,129
Cirrus Logic, Inc. (a)	933	56,624
Cisco Systems, Inc.	6,210	209,898
Citigroup, Inc.	5,359	320,575
Colgate-Palmolive Co.	279	20,420
Comcast Corp., Class A	15,015	564,414
Comerica, Inc.	1,470	100,813
Commerce Bancshares, Inc.	1,435	80,590
Crown Holdings, Inc. (a)	1,985	105,106
Darden Restaurants, Inc.	894	74,801
Dick’s Sporting Goods, Inc.	932	45,351
DTE Energy Co.	233	23,792
Eaton Corp. PLC	1,640	121,606
eBay, Inc. (a)	1,730	58,076
EchoStar Corp., Class A (a)	967	55,071
EOG Resources, Inc.	1,130	110,231
Everest Re Group, Ltd.	447	104,513
Exelon Corp.	1,134	40,801
F5 Networks, Inc. (a)	1,046	149,128
Facebook, Inc., Class A (a)	2,758	391,774
FactSet Research Systems, Inc.	349	57,554
FedEx Corp.	1,209	235,936
Fidelity National Information Services, Inc.	1,555	123,809
Fifth Third Bancorp	966	24,536
Finisar Corp. (a)	1,031	28,188
Fiserv, Inc. (a)	767	88,443
Five Below, Inc. (a)	2,530	109,574
Foot Locker, Inc.	432	32,318
Fresh Del Monte Produce, Inc.	555	32,873
General Mills, Inc.	1,319	77,834
General Motors Co.	4,894	173,052
Gilead Sciences, Inc.	425	28,866

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
GoDaddy, Inc., Class A (a)	494	$18,723
Great Plains Energy, Inc.	2,362	69,018
Hasbro, Inc.	2,445	244,060
HCA Holdings, Inc. (a)	1,180	105,008
Honeywell International, Inc.	1,520	189,802
HRG Group, Inc. (a)	6,567	126,874
Huntington Ingalls Industries, Inc.	90	18,022
IDEXX Laboratories, Inc. (a)	126	19,481
II-VI, Inc. (a)	530	19,107
Intel Corp.	421	15,185
Intercontinental Exchange, Inc.	3,115	186,495
International Business Machines Corp.	562	97,867
International Game Technology PLC	1,245	29,506
Intuit, Inc.	353	40,944
Iron Mountain, Inc. REIT	525	18,727
J.B. Hunt Transport Services, Inc.	3,815	349,988
Johnson & Johnson	4,923	613,160
Johnson Controls International PLC	3,433	144,598
JPMorgan Chase & Co.	6,694	588,001
Juniper Networks, Inc.	1,912	53,211
KB Home	1,350	26,838
Kellogg Co.	1,040	75,514
Kimberly-Clark Corp.	535	70,422
Koppers Holdings, Inc. (a)	787	33,329
Lear Corp.	555	78,577
Lowe’s Cos., Inc.	1,860	152,911
Marsh & McLennan Cos., Inc.	860	63,545
MasterCard, Inc., Class A	164	18,445
McKesson Corp.	2,038	302,154
Medtronic PLC	1,070	86,199
Merck & Co., Inc.	907	57,631
MetLife, Inc.	3,744	197,758
Microsoft Corp.	8,561	563,827
Molson Coors Brewing Co., Class B	1,545	147,872
Monsanto Co.	855	96,786
Morgan Stanley	2,922	125,178
Motorola Solutions, Inc.	1,300	112,086
MSCI, Inc.	715	69,491
Newfield Exploration Co. (a)	974	35,950
NIKE, Inc., Class B	579	32,268
Nordstrom, Inc.	501	23,332
Description	Shares	Fair Value
Northrop Grumman Corp.	549	$130,574
O’Reilly Automotive, Inc. (a)	124	33,460
Omnicom Group, Inc.	695	59,916
ONEOK, Inc.	863	47,845
Paychex, Inc.	781	46,001
PayPal Holdings, Inc. (a)	505	21,725
PepsiCo, Inc.	3,794	424,397
Phillips 66	1,488	117,879
Pinnacle West Capital Corp.	361	30,100
Pool Corp.	344	41,050
PPG Industries, Inc.	1,000	105,080
Primerica, Inc.	208	17,098
Prudential Financial, Inc.	3,841	409,758
Quest Diagnostics, Inc.	178	17,478
Quintiles IMS Holdings, Inc. (a)	1,810	145,759
Red Hat, Inc. (a)	885	76,552
Regions Financial Corp.	2,425	35,235
Republic Services, Inc.	932	58,539
Rice Energy, Inc. (a)	1,711	40,551
Rockwell Automation, Inc.	1,030	160,381
Ross Stores, Inc.	8,048	530,122
Royal Caribbean Cruises, Ltd.	768	75,348
S&P Global, Inc.	1,672	218,597
Sanchez Energy Corp. (a)	3,001	28,630
Schlumberger, Ltd.	2,490	194,469
Simon Property Group, Inc. REIT	675	116,120
Sirius XM Holdings, Inc.	16,620	85,593
Skyworks Solutions, Inc.	2,145	210,167
Snap-on, Inc.	690	116,382
Spirit AeroSystems Holdings, Inc., Class A	621	35,968
Starbucks Corp.	2,412	140,837
SunTrust Banks, Inc.	315	17,420
Synopsys, Inc. (a)	484	34,911
Sysco Corp.	13,493	700,557
Tailored Brands, Inc.	2,714	40,547
Tallgrass Energy GP LP	1,420	40,839
Teradata Corp. (a)	795	24,740
Tesoro Corp.	562	45,556
Texas Instruments, Inc.	4,852	390,877
The Boeing Co.	2,022	357,611
The Charles Schwab Corp.	3,540	144,467
The Chemours Co.	2,053	79,040
The Clorox Co.	180	24,269
The Coca-Cola Co.	3,455	146,630
The Kroger Co.	4,252	125,391
The Procter & Gamble Co.	199	17,880

Description	Shares	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
The Scotts Miracle-Gro Co.	1,227	$114,590
The TJX Cos., Inc.	6,999	553,481
The Toro Co.	1,705	106,494
The Walt Disney Co.	1,263	143,212
The Williams Cos., Inc.	2,455	72,643
Thermo Fisher Scientific, Inc.	950	145,920
Time Warner, Inc.	2,605	254,535
Tyson Foods, Inc., Class A	1,024	63,191
Ubiquiti Networks, Inc. (a)	512	25,733
United Continental Holdings, Inc. (a)	492	34,755
United Rentals, Inc. (a)	549	68,652
United Technologies Corp.	1,410	158,216
UnitedHealth Group, Inc.	2,682	439,875
Unum Group	886	41,545
Validus Holdings, Ltd.	480	27,067
Vantiv, Inc., Class A (a)	2,415	154,850
Verizon Communications, Inc.	5,128	249,990
Versum Materials, Inc. (a)	1,163	35,588
Visa, Inc., Class A	1,895	168,409
Wal-Mart Stores, Inc.	724	52,186
Waste Management, Inc.	776	56,586
Welbilt, Inc. (a)	4,825	94,715
WellCare Health Plans, Inc. (a)	155	21,733
Whirlpool Corp.	478	81,896
Xcel Energy, Inc.	6,930	308,038
Zoetis, Inc.	3,570	190,531
		24,347,732
Total Common Stocks (Cost $40,109,514)		42,057,193

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 5.2%
Australia | 0.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	60	$47,510
Toyota Finance Australia, Ltd., 4.250%, 05/15/19	AUD	25	19,742
			67,252
Belgium | 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.375%, 01/25/18	CAD	70	53,143
2.650%, 02/01/21	USD	75	75,557
			128,700
Description	Security Currency	Principal Amount (000)	Fair Value
Canada | 0.3%
The Bank of Nova Scotia, 2.125%, 09/11/19	USD	85	$85,389
The Toronto-Dominion Bank:
2.250%, 11/05/19	USD	55	55,360
2.621%, 12/22/21	CAD	45	34,971
			175,720
Denmark | 0.2%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	100	116,524
France | 0.2%
Orange SA, 5.375%, 07/08/19	USD	108	115,567
Germany | 0.3%
BMW Finance NV, 3.375%, 12/14/18	GBP	100	130,585
Netherlands | 0.1%
Bank Nederlandse Gemeenten NV, 5.000%, 09/16/20	NZD	80	59,036
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd., 5.500%, 02/26/24	AUD	100	83,593
Norway | 0.1%
Statoil ASA, 3.700%, 03/01/24	USD	60	62,474
Spain | 0.2%
Iberdrola International BV, 1.125%, 04/21/26	EUR	100	105,084
United Kingdom | 0.4%
Centrica PLC, 7.000%, 09/19/18	GBP	50	68,131
Rolls-Royce PLC, 6.750%, 04/30/19	GBP	50	70,226
SSE PLC, 5.000%, 10/01/18	GBP	50	66,493
			204,850
United States | 2.8%
Alphabet, Inc., 3.625%, 05/19/21	USD	40	42,468
Amazon.com, Inc., 3.800%, 12/05/24	USD	85	89,993
Apple, Inc.:
2.850%, 02/23/23	USD	17	17,154
3.850%, 05/04/43	USD	105	100,583
Citigroup, Inc., 3.320%, 05/04/21 (e)	AUD	135	104,400
General Electric Co., 4.250%, 01/17/18	NZD	115	81,582
John Deere Canada Funding, Inc.:

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
2.300%, 01/17/18	CAD	55	$41,760
2.050%, 09/17/20	CAD	50	38,089
John Deere Capital Corp., 2.300%, 09/16/19	USD	40	40,425
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	60	64,655
Microsoft Corp., 4.450%, 11/03/45	USD	127	134,125
Morgan Stanley, 2.500%, 01/24/19	USD	120	121,184
NIKE, Inc., 2.375%, 11/01/26	USD	60	56,101
The Goldman Sachs Group, Inc.:
5.200%, 12/17/19	NZD	120	87,250
3.625%, 01/22/23	USD	70	71,750
The Home Depot, Inc., 2.625%, 06/01/22	USD	80	80,643
Union Pacific Corp., 4.163%, 07/15/22	USD	75	80,970
Valero Energy Corp., 6.125%, 02/01/20	USD	45	49,541
Wells Fargo & Co., 3.090%, 07/27/21 (e)	AUD	145	112,123
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	35	27,518
			1,442,314
Total Corporate Bonds (Cost $2,700,125)			2,691,699
Foreign Government Obligations | 7.7%
Australia | 1.0%
Queensland Treasury Corp.:
5.500%, 06/21/21	AUD	145	124,636
3.000%, 03/22/24	AUD	100	77,206
Treasury Corp. of Victoria, 6.000%, 10/17/22	AUD	145	130,901
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	185	167,899
			500,642
Bermuda | 0.4%
Government of Bermuda, 4.854%, 02/06/24	USD	200	210,666
Canada | 1.0%
Province of Alberta, 4.000%, 12/01/19	CAD	95	76,662
Province of British Columbia, 3.700%, 12/18/20	CAD	115	93,662
Province of Ontario, 1.950%, 01/27/23	CAD	165	124,529
Province of Quebec: 3.500%, 07/29/20	USD	105	110,082
Description	Security Currency	Principal Amount (000)	Fair Value
1.650%, 03/03/22	CAD	55	$41,299
2.500%, 04/20/26	USD	90	87,953
			534,187
Cayman Islands | 0.2%
Cayman Islands Government Bond, 5.950%, 11/24/19	USD	100	108,500
Chile | 0.4%
Republic of Chile, 3.125%, 01/21/26	USD	200	203,100
Colombia | 0.1%
Republic of Colombia, 2.625%, 03/15/23	USD	70	67,200
Czech Republic | 0.3%
Czech Republic, 0.060%, 12/09/20 (e)	CZK	3,360	134,189
Hungary | 0.2%
Hungary Government Bond, 5.500%, 06/24/25	HUF	22,620	91,803
Ireland | 0.3%
Irish Treasury, 3.400%, 03/18/24	EUR	130	165,942
Mexico | 0.5%
Mexican Bonos:
5.000%, 12/11/19	MXN	490	25,021
6.500%, 06/09/22	MXN	1,490	78,102
United Mexican States, 6.750%, 02/06/24	GBP	100	152,384
			255,507
New Zealand | 0.4%
New Zealand Government Bonds:
6.000%, 12/15/17	NZD	85	61,160
6.000%, 05/15/21	NZD	215	167,435
			228,595
Norway | 0.6%
Kommunalbanken AS, 1.375%, 10/26/20 (d)	USD	200	195,923
Oslo Kommune, 1.600%, 05/05/22	NOK	1,000	113,793
			309,716
Poland | 0.6%
Poland Government Bond, 1.810%, 01/25/21 (e)	PLN	1,144	285,246
Romania | 0.1%
Romanian Government Bond, 2.875%, 10/28/24	EUR	57	65,216

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi Asset Portfolio (continued)
Singapore | 0.7%
Singapore Government Bond, 3.000%, 09/01/24	SGD	491	$372,765
Spain | 0.3%
Spain Government Bonds:
1.600%, 04/30/25	EUR	71	77,553
1.950%, 07/30/30	EUR	73	77,133
			154,686
Sweden | 0.6%
Kommuninvest I Sverige AB, 1.500%, 04/23/19	USD	200	199,074
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	65	83,269
			282,343
Total Foreign Government Obligations (Cost $3,970,205)			3,970,303
Quasi Government Bonds | 0.7%
Canada | 0.5%
Hydro-Quebec:
1.084%, 12/01/19 (e)	CAD	260	196,156
9.625%, 07/15/22	CAD	55	57,495
			253,651
Germany | 0.2%
KFW, 1.125%, 12/23/19	GBP	100	127,376
Total Quasi Government Bonds (Cost $379,894)			381,027
Supranationals | 0.9%
African Development Bank, 2.375%, 09/23/21	USD	50	50,427
Asian Development Bank, 2.125%, 03/19/25	USD	115	110,976
Corporacion Andina de Fomento, 4.375%, 06/15/22	USD	85	90,577
European Investment Bank, 1.125%, 09/16/21 (d)	CAD	135	99,822
International Bank for Reconstruction & Development, 3.500%, 01/22/21	NZD	45	32,009
International Finance Corp., 3.625%, 05/20/20	NZD	115	82,172
Total Supranationals (Cost $472,257)			465,983
US Municipal Bonds | 0.5%
California | 0.3%
California State Build America Bond, 7.500%, 04/01/34	USD	95	134,594
Description	Security Currency	Principal Amount (000)	Fair Value
Georgia | 0.2%
Georgia State Build America Bond Series B, 2.380%, 02/01/27	USD	100	$94,540
Total US Municipal Bonds (Cost $244,387)			229,134
US Treasury Securities | 1.1%
US Treasury Notes:
2.125%, 05/15/25	USD	300	295,406
1.625%, 05/15/26	USD	215	201,630
2.500%, 05/15/46	USD	100	89,523
Total US Treasury Securities (Cost $589,352)			586,559

Description	Shares	Fair Value
Short-Term Investment | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,124,533)	1,124,533	$1,124,533
Total Investments | 99.7% (Cost $49,590,267) (b), (g)		$51,506,431
Cash and Other Assets in Excess of Liabilities | 0.3%		133,731
Net Assets | 100.0%		$51,640,162

Lazard Global Dynamic Multi Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	5,956	USD	4,562	CIT	05/24/17	$—	$16
AUD	71,367	USD	54,864	CIT	05/24/17	—	389
CHF	57,321	USD	57,357	HSB	05/24/17	35	—
CHF	32,883	USD	33,598	SSB	06/28/17	—	602
CZK	1,246,946	USD	50,132	JPM	07/11/17	—	299
DKK	757,497	USD	108,687	HSB	05/24/17	202	—
EUR	107,221	USD	114,300	CIT	05/24/17	344	—
EUR	115,934	USD	124,400	HSB	05/24/17	—	439
EUR	1,263,738	USD	1,347,575	SSB	05/24/17	3,655	—
EUR	453,494	USD	494,648	SSB	06/28/17	—	8,896
GBP	9,020	USD	11,278	CIT	05/24/17	37	—
GBP	158,591	USD	199,458	SSB	06/28/17	—	350
JPY	32,745,660	USD	293,404	CIT	05/24/17	1,261	—
JPY	8,990,383	USD	80,700	HSB	05/24/17	201	—
JPY	133,686,142	USD	1,197,588	HSB	05/24/17	5,402	—
KRW	158,523,420	USD	135,386	HSB	04/20/17	6,492	—
MXN	822,574	USD	41,800	HSB	05/24/17	1,798	—
NZD	62,512	USD	43,724	SSB	05/24/17	40	—
SEK	627,438	USD	70,677	CIT	05/24/17	—	492
SEK	844,102	USD	95,091	HSB	05/24/17	—	670
SEK	6,023	USD	689	SSB	06/28/17	—	14
USD	45,500	AUD	59,160	CIT	05/24/17	342	—
USD	76,673	AUD	99,828	CIT	05/24/17	473	—
USD	697,976	AUD	911,255	CIT	05/24/17	2,401	—
USD	312,280	AUD	410,085	SSB	06/28/17	—	538
USD	41,992	CAD	54,942	CIT	05/24/17	649	—
USD	623,632	CAD	815,979	CIT	05/24/17	9,626	—
USD	29,425	CAD	38,498	HSB	05/24/17	456	—
USD	274,148	CAD	366,125	SSB	06/28/17	—	1,489
USD	11,525	CZK	285,823	HSB	07/11/17	102	—
USD	86,523	CZK	2,210,429	HSB	07/11/17	—	1,814
USD	91,622	CZK	2,175,756	JPM	07/11/17	4,670	—
USD	49,586	DKK	338,201	SSB	06/28/17	880	—
USD	118,600	EUR	109,447	HSB	05/24/17	1,575	—
USD	197,776	EUR	185,472	SSB	05/24/17	—	536
USD	255,511	GBP	204,369	CIT	05/24/17	—	838
USD	229,088	HKD	1,776,240	SSB	06/28/17	129	—
USD	96,148	HUF	27,798,276	JPM	05/24/17	—	103
USD	66,342	ILS	238,757	SSB	06/28/17	253	—
USD	26,600	JPY	3,001,490	CIT	05/24/17	—	409
USD	93,000	JPY	10,317,792	HSB	05/24/17	154	—
USD	238,715	JPY	26,227,423	SSB	06/28/17	2,339	—
USD	39,200	KRW	45,942,400	HSB	04/20/17	—	1,918
USD	44,600	MXN	861,355	HSB	05/24/17	—	1,053
USD	68,988	MXN	1,423,676	SSB	05/24/17	—	6,469

Lazard Global Dynamic Multi Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	119,129	NOK	998,214	CIT	05/24/17	$2,812	$—
USD	110,518	NOK	939,779	SSB	06/28/17	969	—
USD	10,060	NZD	14,075	SSB	05/24/17	206	—
USD	559,286	NZD	782,524	SSB	05/24/17	11,439	—
USD	15,811	NZD	22,532	SSB	06/28/17	50	—
USD	263,725	PLN	1,068,878	CIT	05/24/17	—	5,672
USD	355,778	SGD	506,161	SSB	05/24/17	—	6,207
USD	152,864	SGD	212,767	SSB	06/28/17	665	—
USD	53,678	ZAR	722,198	HSB	04/19/17	—	14
USD	14,911	ZAR	202,383	HSB	05/24/17	—	44
ZAR	722,198	USD	52,600	HSB	04/19/17	1,092	—
ZAR	202,383	USD	14,952	HSB	05/24/17	3	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$60,752	$39,271

Description		Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 8.2%
Canada | 0.1%
ECN Capital Corp.		6,028	$16,273
France | 0.8%
Valeo SA		1,525	101,704
Israel | 0.1%
Israel Discount Bank, Ltd., Class A (a)		5,141	12,071
Italy | 0.1%
UniCredit SpA		854	13,164
Mexico | 0.1%
Cemex SAB de CV Sponsored ADR (a)		1,700	15,419
United States | 7.0%
Air Lease Corp.		524	20,305
AK Steel Holding Corp. (a)		5,300	38,107
Alaska Air Group, Inc.		305	28,127
Altra Industrial Motion Corp.		9,379	365,312
American Homes 4 Rent, Class A REIT		1,200	27,552
Atlas Air Worldwide Holdings, Inc. (a)		309	17,134
Bank of America Corp.		2,440	57,560
BroadSoft, Inc. (a)		800	32,160
CalAtlantic Group, Inc.		600	22,470
Chesapeake Energy Corp. (a)		1,400	8,316
Cisco Systems, Inc.		4,810	162,578
Ford Motor Co.		469	5,459
Green Plains, Inc.		2,300	56,925
Southwest Airlines Co.		305	16,397
The Greenbrier Cos., Inc.		600	25,860
United Continental Holdings, Inc. (a)		305	21,545
Workday, Inc. Class A (a)		400	33,312
			939,119
Total Common Stocks (Cost $985,328)			1,097,750

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 156.9%
Bermuda | 0.8%
Golar LNG, Ltd., 2.750%, 02/15/22 (i)	USD	105	$106,181
Canada | 4.1%
Element Fleet Management Corp.:
5.125%, 06/30/19	CAD	220	180,321
Description	Security Currency	Principal Amount (000)	Fair Value
4.250%, 06/30/20	CAD	387	$295,375
Pretium Resources, Inc., 2.250%, 03/15/22 (d)	USD	80	80,350
			556,046
China | 0.6%
Ctrip.com International, Ltd., 1.250%, 09/15/22 (i), (d)	USD	80	82,800
Greece | 3.0%
Aegean Marine Petroleum Network, Inc.:
4.000%, 11/01/18 (i)	USD	128	142,160
4.250%, 12/15/21 (i)	USD	245	260,925
			403,085
Israel | 0.5%
Nice Systems, Inc., 1.250%, 01/15/24 (i), (d)	USD	61	63,440
Japan | 0.7%
Mirait Holdings Corp., 0.000%, 12/30/21	JPY	10,000	94,269
Mexico | 3.8%
Cemex SAB de CV:
3.750%, 03/15/18 (i)	USD	186	217,039
3.720%, 03/15/20 (i)	USD	256	289,440
			506,479
United States | 143.4%
Advanced Micro Devices, Inc., 2.125%, 09/01/26 (i)	USD	135	266,625
Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/23 (i), (d)	USD	222	239,344
AK Steel Corp., 5.000%, 11/15/19 (i)	USD	185	292,531
Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20 (i)	USD	183	183,458
AMAG Pharmaceuticals, Inc., 2.500%, 02/15/19 (i)	USD	205	223,322
American Residential Properties OP LP, 3.250%, 11/15/18 (i), (d)	USD	264	350,460
Amicus Therapeutics, Inc., 3.000%, 12/15/23 (i), (d)	USD	186	250,867
AmTrust Financial Services, Inc., 2.750%, 12/15/44 (i)	USD	183	137,708
Atlas Air Worldwide Holdings, Inc., 2.250%, 06/01/22 (i)	USD	63	66,701
BioMarin Pharmaceutical, Inc., 1.500%, 10/15/20 (i)	USD	230	271,544
Blackhawk Network Holdings, Inc., 1.500%, 01/15/22 (i), (d)	USD	152	162,165
Blucora, Inc., 4.250%, 04/01/19	USD	208	208,520

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Bottomline Technologies de, Inc., 1.500%, 12/01/17 (i)	USD	173	$173,865
BroadSoft, Inc., 1.000%, 09/01/22 (i)	USD	134	160,130
CalAtlantic Group, Inc., 1.250%, 08/01/32 (i)	USD	210	216,956
Carbonite, Inc., 2.500%, 04/01/22	USD	13	13,739
Carriage Services, Inc., 2.750%, 03/15/21 (i)	USD	97	125,979
Chesapeake Energy Corp., 5.500%, 09/15/26 (i), (d)	USD	203	210,232
Citrix Systems, Inc., 0.500%, 04/15/19 (i)	USD	178	222,945
Clovis Oncology, Inc., 2.500%, 09/15/21 (i)	USD	202	260,075
Colony NorthStar, Inc., 3.875%, 01/15/21 (i)	USD	61	60,085
Colony Starwood Homes:
3.000%, 07/01/19 (i)	USD	213	252,006
3.500%, 01/15/22 (i), (d)	USD	271	286,752
Cornerstone OnDemand, Inc., 1.500%, 07/01/18 (i)	USD	78	79,609
Cowen Group, Inc., 3.000%, 03/15/19 (i)	USD	143	144,609
CSG Systems International, Inc., 4.250%, 03/15/36 (i)	USD	302	313,702
Cypress Semiconductor Corp., 4.500%, 01/15/22 (i)	USD	214	261,214
DISH Network Corp.:
2.375%, 03/15/24 (i)	USD	123	125,844
3.375%, 08/15/26 (i), (d)	USD	245	295,991
Dycom Industries, Inc., 0.750%, 09/15/21 (i)	USD	85	99,184
Emergent BioSolutions, Inc., 2.875%, 01/15/21 (i)	USD	202	240,380
Encore Capital Group, Inc.:
3.000%, 11/27/17 (i)	USD	47	51,847
3.250%, 03/15/22 (i)	USD	216	198,990
Ensco Jersey Finance, Ltd., 3.000%, 01/31/24 (i)	USD	134	130,734
FireEye, Inc., 1.625%, 06/01/35	USD	61	54,633
Forest City Realty Trust, Inc.:
4.250%, 08/15/18 (i)	USD	144	160,740
3.625%, 08/15/20 (i)	USD	335	358,450
Global Brokerage, Inc., 2.250%, 06/15/18	USD	147	49,245
Green Plains, Inc.:
3.250%, 10/01/18 (i)	USD	322	425,442
4.125%, 09/01/22 (i), (d)	USD	236	262,402
Description	Security Currency	Principal Amount (000)	Fair Value
HCI Group, Inc., 4.250%, 03/01/37 (i), (d)	USD	39	$37,708
HealthSouth Corp., 2.000%, 12/01/43 (i)	USD	61	74,496
Herbalife, Ltd., 2.000%, 08/15/19 (i)	USD	122	116,739
Hercules Capital, Inc., 4.375%, 02/01/22 (i), (d)	USD	72	73,710
Hologic, Inc., 0.000%, 12/15/43 (f), (i)	USD	260	321,750
Horizon Global Corp., 2.750%, 07/01/22 (i)	USD	208	188,630
Iconix Brand Group, Inc., 1.500%, 03/15/18 (i)	USD	303	286,335
Innoviva, Inc., 2.125%, 01/15/23 (i)	USD	169	159,494
Inphi Corp., 0.750%, 09/01/21 (i), (d)	USD	122	134,963
Insulet Corp., 1.250%, 09/15/21 (i), (d)	USD	192	192,720
Intercept Pharmaceuticals, Inc., 3.250%, 07/01/23 (i)	USD	122	113,689
InterDigital, Inc., 1.500%, 03/01/20 (i)	USD	110	143,481
j2 Global, Inc., 3.250%, 06/15/29 (i)	USD	122	164,700
Knowles Corp., 3.250%, 11/01/21 (i), (d)	USD	251	314,377
LGI Homes, Inc., 4.250%, 11/15/19 (i)	USD	136	223,380
Liberty Interactive LLC, 4.000%, 11/15/29	USD	236	144,009
Liberty Media Corp., 1.375%, 10/15/23	USD	150	169,594
M/I Homes, Inc., 3.250%, 09/15/17 (i)	USD	157	177,018
Meritage Homes Corp., 1.875%, 09/15/32	USD	168	167,475
Microchip Technology, Inc.:
1.625%, 02/15/25 (i)	USD	61	87,459
1.625%, 02/15/27 (i)	USD	308	312,042
2.250%, 02/15/37 (i)	USD	123	124,999
Micron Technology, Inc., 3.000%, 11/15/43 (i)	USD	33	36,981
Molina Healthcare, Inc., 1.125%, 01/15/20 (i)	USD	150	191,250
Nabors Industries, Inc., 0.750%, 01/15/24 (i), (d)	USD	62	57,931
Navistar International Corp.:
4.500%, 10/15/18 (i)	USD	32	31,460
4.750%, 04/15/19 (i)	USD	369	354,240

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
New York Mortgage Trust, Inc., 6.250%, 01/15/22 (i)	USD	71	$69,491
Nuance Communications, Inc.:
1.250%, 04/01/25 (i)	USD	62	61,884
2.750%, 11/01/31 (i)	USD	61	61,343
ON Semiconductor Corp., 1.625%, 10/15/23 (i)	USD	123	127,536
OSI Systems, Inc., 1.250%, 09/01/22 (i), (d)	USD	119	113,050
Pacira Pharmaceuticals, Inc., 2.375%, 04/01/22 (i)	USD	117	121,168
PDL BioPharma, Inc., 2.750%, 12/01/21 (i)	USD	222	192,724
PRA Group, Inc., 3.000%, 08/01/20 (i)	USD	221	197,933
Proofpoint, Inc., 0.750%, 06/15/20	USD	49	55,768
PTC Therapeutics, Inc., 3.000%, 08/15/22 (i)	USD	147	92,334
Quidel Corp., 3.250%, 12/15/20 (i)	USD	137	140,339
Redwood Trust, Inc., 4.625%, 04/15/18 (i)	USD	295	295,369
Rovi Corp., 0.500%, 03/01/20 (i)	USD	110	108,144
RTI International Metals, Inc., 1.625%, 10/15/19 (i)	USD	56	65,030
RWT Holdings, Inc., 5.625%, 11/15/19 (i)	USD	134	137,518
ServiceNow, Inc., 0.000%, 11/01/18 (i)	USD	190	244,387
Shutterfly, Inc., 0.250%, 05/15/18 (i)	USD	43	42,946
Silicon Laboratories, Inc., 1.375%, 03/01/22 (i)	USD	123	130,457
Starwood Property Trust, Inc.:
3.750%, 10/15/17 (i)	USD	582	590,730
4.375%, 04/01/23 (i)	USD	219	218,179
Sucampo Pharmaceuticals, Inc., 3.250%, 12/15/21 (i)	USD	197	194,907
TerraVia Holdings, Inc., 5.000%, 10/01/19 (i)	USD	216	89,640
Tesla, Inc.:
0.250%, 03/01/19 (i)	USD	226	226,000
2.375%, 03/15/22 (i)	USD	122	127,109
The Greenbrier Cos., Inc.:
3.500%, 04/01/18 (i)	USD	138	178,279
2.875%, 02/01/24 (i), (d)	USD	202	206,292
The KeyW Holding Corp., 2.500%, 07/15/19 (i)	USD	173	165,972
Description	Security Currency	Principal Amount (000)	Fair Value
The Medicines Co., 2.750%, 07/15/23 (i), (d)	USD	146	$175,930
The Priceline Group, Inc.:
1.000%, 03/15/18 (i)	USD	163	306,847
0.900%, 09/15/21 (i)	USD	91	102,318
Trinity Industries, Inc., 3.875%, 06/01/36 (i)	USD	24	29,145
VEREIT, Inc., 3.000%, 08/01/18	USD	294	294,184
Viavi Solutions, Inc., 1.000%, 03/01/24 (i), (d)	USD	197	206,604
Vitamin Shoppe, Inc., 2.250%, 12/01/20 (i)	USD	92	77,970
Weatherford International, Ltd., 5.875%, 07/01/21 (i)	USD	91	116,878
WebMD Health Corp.:
1.500%, 12/01/20	USD	189	224,083
2.625%, 06/15/23	USD	154	146,204
Workday, Inc., 1.500%, 07/15/20	USD	80	98,150
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	USD	185	202,691
Wright Medical Group NV, 2.250%, 11/15/21 (d)	USD	170	265,837
Wright Medical Group, Inc., 2.000%, 02/15/20	USD	207	246,847
Zillow Group, Inc., 2.000%, 12/01/21	USD	154	152,749
			19,190,621
Total Corporate Bonds (Cost $20,435,391)			21,002,921

Description		Shares	Fair Value
Preferred Stocks | 1.5%
United States | 1.5%
Virtus Investment Partners, Inc. (i)		952	$93,144
William Lyon Homes (a)		1,056	106,471
Total Preferred Stocks (Cost $197,644)			199,615
Exchange-Traded Funds | 0.4%
SPDR S&P Retail ETF (Cost $51,974)		1,200	50,688

Description	Counterparty	Number of Contracts	Fair Value
Purchased Options | 0.1%
Advanced Micro Devices, Inc. 15 Call, Expires 04/13/17	RBS	6	$231

Description	Counterparty	Number of Contracts	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Advanced Micro Devices, Inc. 15.5 Call, Expires 04/13/17	RBS	6	$152
Cemex SAB de CV 10 Call, Expires 04/21/17	RBS	62	248
Cypress Semiconductor Corp. 15 Call, Expires 05/19/17	RBS	36	1,260
Intercept Pharmaceuticals, Inc. 130 Call, Expires 06/16/17	RBS	2	780
Navistar International Corp. 28 Call, Expires 04/21/17	RBS	2	20
Nice, Ltd. 75 Call, Expires 05/19/17	RBS	2	10
Pandora Media, Inc. 15 Call, Expires 06/16/17	RBS	1	21
Pandora Media, Inc. 15 Put, Expires 06/16/17	RBS	4	1,280
PTC Therapeutics, Inc. 11 Put, Expires 04/21/17	RBS	7	910
Shutterfly, Inc. 50 Call, Expires 04/21/17	RBS	3	75
Teck Resources, Ltd. 24 Call, Expires 05/19/17	RBS	12	1,080
VanEck Vectors Gold Miners ETF 25 Call, Expires 06/16/17	RBS	38	2,698
WebMD Health Corp. 55 Call, Expires 06/16/17	RBS	6	1,260
Total Purchased Options (Cost $18,402)			10,025

Description		Shares	Fair Value
Short-Term Investment | 12.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $1,682,844)		1,682,844	$1,682,844
Total Investments excluding Securities Sold Short | 179.7% (Cost $23,371,583)			24,043,843
Securities Sold Short | (75.3)%
Common Stocks | (70.9)%
Bermuda | (0.4)%
Golar LNG, Ltd.		(1,894)	(52,899)
Description	Shares	Fair Value
Canada | (1.2)%
ECN Capital Corp.	(1,495)	$(4,036)
Element Fleet Management Corp.	(11,623)	(107,591)
Pretium Resources, Inc. (a)	(4,123)	(44,157)
		(155,784)
China | (0.2)%
Ctrip.com International, Ltd. ADR (a)	(540)	(26,541)
Greece | (1.3)%
Aegean Marine Petroleum Network, Inc.	(13,955)	(168,158)
Israel | (0.1)%
Nice, Ltd. Sponsored ADR	(267)	(18,151)
Japan | (0.1)%
Mirait Holdings Corp.	(1,900)	(18,693)
Mexico | (1.4)%
Cemex SAB de CV Sponsored ADR (a)	(20,834)	(188,964)
United States | (66.2)%
Advanced Micro Devices, Inc. (a)	(15,156)	(220,520)
Aerojet Rocketdyne Holdings, Inc. (a)	(5,570)	(120,869)
AK Steel Holding Corp. (a)	(33,243)	(239,017)
Allscripts Healthcare Solutions, Inc. (a)	(3,131)	(39,701)
Altra Industrial Motion Corp.	(9,379)	(365,312)
AMAG Pharmaceuticals, Inc. (a)	(4,512)	(101,746)
American Homes 4 Rent Class A REIT	(10,508)	(241,264)
Amicus Therapeutics, Inc. (a)	(25,774)	(183,769)
AmTrust Financial Services, Inc.	(2,227)	(41,110)
Arconic, Inc.	(1,277)	(33,636)
Atlas Air Worldwide Holdings, Inc. (a)	(922)	(51,125)
BioMarin Pharmaceutical, Inc. (a)	(1,500)	(131,670)
Blackhawk Network Holdings, Inc. (a)	(1,558)	(63,255)
Bottomline Technologies de, Inc. (a)	(1,211)	(28,640)
BroadSoft, Inc. (a)	(2,950)	(118,590)
CalAtlantic Group, Inc.	(975)	(36,514)
Carbonite, Inc. (a)	(269)	(5,461)
Carriage Services, Inc.	(3,462)	(93,889)
Chesapeake Energy Corp. (a)	(16,825)	(99,941)
Cisco Systems, Inc.	(4,810)	(162,578)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Citrix Systems, Inc. (a)	(1,554)	$(129,588)
Clovis Oncology, Inc. (a)	(2,449)	(155,928)
Colony NorthStar, Inc. REIT	(1,525)	(19,688)
Colony Starwood Homes REIT	(7,512)	(255,032)
Cornerstone OnDemand, Inc. (a)	(342)	(13,300)
Cowen Group, Inc.,Class A (a)	(3,322)	(49,664)
CSG Systems International, Inc.	(2,321)	(87,757)
Cypress Semiconductor Corp.	(9,287)	(127,789)
DISH Network Corp., Class A (a)	(3,996)	(253,706)
Dycom Industries, Inc. (a)	(630)	(58,559)
Emergent BioSolutions, Inc. (a)	(4,630)	(134,455)
Encore Capital Group, Inc. (a)	(3,451)	(106,291)
Ensco PLC Class A	(7,133)	(63,840)
Ford Motor Co.	(469)	(5,459)
Forest City Realty Trust, Inc., Class A REIT	(11,628)	(253,258)
Green Plains, Inc.	(19,618)	(485,546)
HCI Group, Inc.	(721)	(32,863)
HealthSouth Corp.	(1,217)	(52,100)
Herbalife, Ltd. (a)	(629)	(36,570)
Hercules Capital, Inc.	(981)	(14,843)
Hologic, Inc. (a)	(629)	(26,764)
Horizon Global Corp. (a)	(3,024)	(41,973)
Iconix Brand Group, Inc. (a)	(1,472)	(11,069)
Innoviva, Inc. (a)	(4,090)	(56,565)
Inphi Corp. (a)	(1,364)	(66,590)
Insulet Corp. (a)	(1,969)	(84,844)
Intercept Pharmaceuticals, Inc. (a)	(377)	(42,639)
InterDigital, Inc.	(1,118)	(96,483)
j2 Global, Inc.	(1,343)	(112,691)
Knowles Corp. (a)	(10,595)	(200,775)
LGI Homes, Inc. (a)	(5,273)	(178,807)
Liberty Media Corp-Liberty SiriusXM (a)	(1,286)	(50,051)
M/I Homes, Inc. (a)	(3,133)	(76,759)
Microchip Technology, Inc.	(5,607)	(413,684)
Micron Technology, Inc. (a)	(797)	(23,033)
Molina Healthcare, Inc. (a)	(2,539)	(115,778)
Nabors Industries, Ltd.	(1,210)	(15,815)
Navistar International Corp. (a)	(2,362)	(58,152)
New York Mortgage Trust, Inc. REIT	(3,619)	(22,329)
Nuance Communications, Inc. (a)	(660)	(11,425)
Description	Shares	Fair Value
ON Semiconductor Corp. (a)	(2,362)	$(36,587)
OSI Systems, Inc. (a)	(551)	(40,217)
Pacira Pharmaceuticals, Inc. (a)	(1,051)	(47,926)
PDL BioPharma, Inc.	(42,288)	(95,994)
PRA Group, Inc. (a)	(1,184)	(39,250)
PTC Therapeutics, Inc. (a)	(1,957)	(19,257)
Quidel Corp. (a)	(2,092)	(47,363)
Redwood Trust, Inc. REIT	(2,950)	(49,000)
ServiceNow, Inc. (a)	(1,029)	(90,007)
Shutterfly, Inc. (a)	(184)	(8,885)
Silicon Laboratories, Inc. (a)	(132)	(9,709)
Starwood Property Trust, Inc. REIT	(3,609)	(81,491)
Sucampo Pharmaceuticals, Inc., Class A (a)	(8,285)	(91,135)
TerraVia Holdings, Inc. (a)	(21,377)	(15,488)
Tesla Motors, Inc. (a)	(508)	(141,376)
The Greenbrier Cos., Inc.	(2,775)	(119,603)
The KeyW Holding Corp. (a)	(5,334)	(50,353)
The Medicines Co. (a)	(2,395)	(117,116)
The Priceline Group, Inc. (a)	(190)	(338,194)
TiVo Corp.	(1,446)	(27,112)
Trinity Industries, Inc.	(535)	(14,204)
Viavi Solutions, Inc. (a)	(8,761)	(93,918)
Virtus Investment Partners, Inc.	(476)	(50,408)
Vitamin Shoppe, Inc. (a)	(1,170)	(23,575)
Weatherford International PLC (a)	(8,658)	(57,576)
WebMD Health Corp. (a)	(2,622)	(138,127)
William Lyon Homes Class A (a)	(3,585)	(73,923)
Workday, Inc.,Class A (a)	(1,019)	(84,862)
World Wrestling Entertainment, Inc., Class A	(3,545)	(78,770)
Wright Medical Group NV (a)	(10,003)	(311,293)
Zillow Group, Inc. Class C (a)	(1,486)	(50,034)
		(8,863,822)
Total Common Stocks (Proceeds $9,092,876)		(9,493,012)

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bond | (0.3)%
United States | (0.3)%
Air Lease Corp 3,875%, 12/01/18
(Proceeds $27,220)	USD	(22,000)	$(31,405)

Description	Shares	Fair Value
Exchange-Traded Funds | (4.1)%
United States | (4.1)%
iShares 7-10 Year Treasury Bond ETF	(3,122)	$(329,652)
SPDR S&P 500 ETF Trust	(430)	(101,605)
SPDR S&P Retail ETF	(1,840)	(77,722)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
VanEck Vectors Gold Miners ETF	(1,619)	$(36,929)
Total Exchange-Traded Funds (Proceeds $543,308)		(545,908)
Total Securities Sold Short (Proceeds $9,663,404)		(10,070,325)
Total Investments | 104.4% (Cost and short proceeds $13,708,179) (b), (g)		$13,973,518
Liabilities in Excess of Cash and Other Assets | (4.4)%		(588,949)
Net Assets | 100.0%		$13,384,569

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at March 31, 2017:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	397,752	CAD	530,000	SSB	05/24/17	$—	$1,062
USD	81,956	EUR	76,000	SSB	05/24/17	694	—
USD	74,007	JPY	8,360,000	SSB	05/24/17	—	1,221
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$694	$2,283

Written Options open at March 31, 2017:

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Premium	Fair Value
Advanced Micro Devices, Inc. 14 Put	RBS	12	$14.00	04/13/17	$311	$(311)
Cemex SAB de CV 8 Put	RBS	62	8.00	04/21/17	879	(186)
Intercept Pharmaceuticals, Inc. 100 Put	RBS	3	100.00	06/16/17	1,222	(750)
Navistar International Corp. 25 Put	RBS	2	25.00	04/21/17	153	(200)
Nice, Ltd. 65 Put	RBS	2	65.00	05/19/17	223	(140)
Pandora Media, Inc. 12 Put	RBS	5	12.00	06/16/17	335	(550)
PTC Therapeutics, Inc. 9 Put	RBS	10	9.00	04/21/17	1,383	(300)
Shutterfly, Inc. 45 Put	RBS	3	45.00	04/21/17	134	(30)
Teck Resources, Ltd. 21 Put	RBS	12	21.00	05/19/17	2,206	(1,296)
Trinity Industries, Inc. 28 Put	RBS	2	28.00	04/21/17	303	(350)
VanEck Vectors Gold Miners ETF18 Put	RBS	41	18.00	06/16/17	4,422	(533)
WebMD Health Corp. 45 Put	RBS	5	45.00	06/16/17	458	(150)
WebMD Health Corp. 50 Put	RBS	6	50.00	06/16/17	841	(906)
Total Written Options					$12,870	$(5,702)

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio
Common Stocks | 88.2%
Air Freight & Logistics | 1.0%
United Parcel Service, Inc., Class B	11,600	$1,244,680
Banks | 8.2%
Bank of America Corp. (i)	184,000	4,340,560
Comerica, Inc. (i)	47,955	3,288,754
TCF Financial Corp. (i)	133,800	2,277,276
		9,906,590
Beverages | 3.7%
Molson Coors Brewing Co., Class B (i)	46,141	4,416,155
Biotechnology | 2.1%
BioMarin Pharmaceutical, Inc. (a)	6,835	599,976
Celgene Corp. (a)	10,595	1,318,336
Incyte Corp. (a)	4,022	537,621
		2,455,933
Building Products | 4.6%
JELD-WEN Holding, Inc.	59,691	1,960,849
Johnson Controls International PLC (i)	84,755	3,569,881
		5,530,730
Capital Markets | 7.8%
Intercontinental Exchange, Inc. (i)	106,860	6,397,708
The Charles Schwab Corp. (i)	73,961	3,018,349
		9,416,057
Communications Equipment | 5.6%
Cisco Systems, Inc. (i)	82,960	2,804,048
Motorola Solutions, Inc. (i)	45,717	3,941,720
		6,745,768
Diversified Telecommunication Services | 2.5%
AT&T, Inc. (i)	71,605	2,975,188
Electrical Equipment | 3.7%
Eaton Corp. PLC	16,600	1,230,890
Rockwell Automation, Inc. (i)	20,956	3,263,059
		4,493,949
Energy Equipment & Services | 2.4%
Halliburton Co. (i)	34,800	1,712,508
Schlumberger, Ltd.	15,400	1,202,740
		2,915,248
Description	Shares	Fair Value
Food & Staples Retailing | 3.0%
Walgreens Boots Alliance, Inc. (i)	42,875	$3,560,769
Health Care Equipment & Supplies | 1.6%
Medtronic PLC (i)	24,400	1,965,664
Health Care Providers & Services | 3.1%
Humana, Inc. (i)	17,990	3,708,459
Industrial Conglomerates | 1.9%
Honeywell International, Inc. (i)	17,964	2,243,165
Insurance | 1.4%
Aon PLC (i)	14,236	1,689,671
Internet Software & Services | 6.4%
Alphabet, Inc., Class C (a), (i)	4,551	3,775,328
eBay, Inc. (a), (i)	85,525	2,871,074
Facebook, Inc., Class A (a)	7,528	1,069,352
		7,715,754
IT Services | 1.2%
Visa, Inc., Class A	16,484	1,464,933
Life Sciences Tools & Services | 2.5%
INC Research Holdings, Inc., Class A (a)	23,100	1,059,135
Thermo Fisher Scientific, Inc. (i)	12,844	1,972,838
		3,031,973
Machinery | 4.0%
Dover Corp. (i)	26,900	2,161,415
Parker Hannifin Corp. (i)	16,480	2,642,073
		4,803,488
Media | 4.3%
Comcast Corp., Class A (i)	136,000	5,112,240
Pharmaceuticals | 2.2%
Allergan PLC	5,754	1,374,745
Pfizer, Inc.	38,275	1,309,388
		2,684,133
Semiconductors & Semiconductor Equipment | 4.6%
Applied Materials, Inc. (i)	67,100	2,610,190
Cypress Semiconductor Corp. (i)	84,086	1,157,023
Skyworks Solutions, Inc. (i)	18,472	1,809,887
		5,577,100
Software | 1.8%
Red Hat, Inc. (a), (i)	24,516	2,120,634
Specialty Retail | 8.6%
AutoZone, Inc. (a), (i)	8,287	5,991,915

Description	Shares	Fair Value
Lazard Fundamental Long/Short Portfolio (continued)
Lowe’s Cos., Inc. (i)	52,482	$4,314,545
		10,306,460
Total Common Stocks (Cost $94,448,344)		106,084,741
Short-Term Investment | 70.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.53% (7 day yield) (Cost $84,128,296)	84,128,296	84,128,296
Total Investments excluding Securities Sold Short | 158.2% (Cost $178,576,640)		$190,213,037
Securities Sold Short | (58.2)%
Aerospace & Defense | (2.2)%
Lockheed Martin Corp.	(2,695)	(721,182)
The Boeing Co.	(10,700)	(1,892,402)
		(2,613,584)
Auto Components | (0.7)%
Gentherm, Inc. (a)	(20,400)	(800,700)
Banks | (4.2)%
Fifth Third Bancorp	(47,800)	(1,214,120)
Glacier Bancorp, Inc.	(17,500)	(593,775)
People’s United Financial, Inc.	(94,233)	(1,715,041)
Umpqua Holdings Corp.	(85,500)	(1,516,770)
		(5,039,706)
Biotechnology | (3.7)%
Amgen, Inc.	(6,602)	(1,083,190)
Gilead Sciences, Inc.	(16,600)	(1,127,472)
Ligand Pharmaceuticals, Inc. (a)	(11,600)	(1,227,744)
Regeneron Pharmaceuticals, Inc. (a)	(2,535)	(982,338)
		(4,420,744)
Capital Markets | (3.3)%
Federated Investors, Inc., Class B	(34,700)	(913,998)
Franklin Resources, Inc.	(25,785)	(1,086,580)
T Rowe Price Group, Inc.	(17,300)	(1,178,995)
Waddell & Reed Financial, Inc., Class A	(47,863)	(813,671)
		(3,993,244)
Consumer Finance | (0.6)%
LendingClub Corp. (a)	(122,600)	(673,074)
Containers & Packaging | (1.5)%
Bemis Co., Inc.	(12,200)	(596,092)
Description	Shares	Fair Value
International Paper Co.	(11,600)	$(589,048)
WestRock Co.	(11,800)	(613,954)
		(1,799,094)
Diversified Financial Services | (0.9)%
Voya Financial, Inc.	(28,805)	(1,093,438)
Equity Real Estate Investment Trusts (REITs) | (2.0)%
CBL & Associates Properties, Inc.	(126,200)	(1,203,948)
Taubman Centers, Inc.	(9,178)	(605,931)
The Macerich Co.	(9,345)	(601,818)
		(2,411,697)
Food & Staples Retailing | (3.2)%
Casey’s General Stores, Inc.	(5,200)	(583,700)
Wal-Mart Stores, Inc.	(45,020)	(3,245,042)
		(3,828,742)
Food Products | (0.8)%
Snyder’s-Lance, Inc.	(22,650)	(913,021)
Health Care Equipment & Supplies | (1.4)%
Baxter International, Inc.	(14,190)	(735,893)
Zimmer Biomet Holdings, Inc.	(7,900)	(964,669)
		(1,700,562)
Health Care Providers & Services | (3.1)%
Community Health Systems, Inc. (a)	(62,566)	(554,961)
Express Scripts Holding Co. (a)	(12,599)	(830,400)
Fresenius Medical Care AG & Co. KGaA ADR	(29,700)	(1,251,261)
Owens & Minor, Inc.	(32,189)	(1,113,739)
		(3,750,361)
Health Care Technology | (0.5)%
athenahealth, Inc. (a)	(5,445)	(613,597)
Hotels, Restaurants & Leisure | (1.7)%
McDonald’s Corp.	(10,315)	(1,336,927)
Starbucks Corp.	(12,000)	(700,680)
		(2,037,607)
Household Durables | (1.1)%
CalAtlantic Group, Inc.	(18,948)	(709,603)
Newell Brands, Inc.	(12,300)	(580,191)
		(1,289,794)
Industrial Conglomerates | (0.8)%
Carlisle Cos., Inc.	(9,500)	(1,010,895)
Insurance | (3.4)%
Aflac, Inc.	(18,315)	(1,326,372)
The Progressive Corp.	(21,100)	(826,698)

Description	Shares	Fair value
Lazard Fundamental Long/Short Portfolio (concluded)
The Travelers Cos., Inc.	(16,438)	$(1,981,437)
		(4,134,507)
Internet & Direct Marketing Retail | (0.6)%
Expedia, Inc.	(5,700)	(719,169)
IT Services | (9.0)%
Alliance Data Systems Corp.	(4,239)	(1,055,511)
Amdocs, Ltd.	(34,246)	(2,088,664)
Genpact, Ltd.	(28,240)	(699,222)
International Business Machines Corp.	(16,909)	(2,944,533)
Paychex, Inc.	(10,600)	(624,340)
PayPal Holdings, Inc. (a)	(27,900)	(1,200,258)
Teradata Corp. (a)	(70,500)	(2,193,960)
		(10,806,488)
Leisure Products | (0.5)%
Polaris Industries, Inc.	(7,109)	(595,734)
Life Sciences Tools & Services | (1.2)%
PAREXEL International Corp. (a)	(22,800)	(1,438,908)
Multiline Retail | (1.0)%
Dollar Tree, Inc. (a)	(8,000)	(627,680)
Target Corp.	(10,856)	(599,143)
		(1,226,823)
Oil, Gas & Consumable Fuels | (1.5)%
Range Resources Corp.	(20,600)	(599,460)
Southwestern Energy Co. (a)	(139,800)	(1,142,166)
		(1,741,626)
Pharmaceuticals | (2.2)%
Sanofi ADR	(47,200)	(2,135,800)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	(17,100)	(548,739)
		(2,684,539)
Semiconductors & Semiconductor Equipment | (1.5)%
Ambarella, Inc. (a)	(11,200)	(612,752)
Intel Corp.	(33,440)	(1,206,181)
		(1,818,933)
Software | (2.6)%
Intuit, Inc.	(6,165)	(715,078)
Oracle Corp.	(34,200)	(1,525,662)
Snap, Inc., Class A	(40,000)	(901,200)
		(3,141,940)
Specialty Retail | (1.6)%
GameStop Corp., Class A	(27,500)	(620,125)
Murphy USA, Inc. (a)	(9,500)	(697,490)
Description	Shares	Fair value
The Gap, Inc.	(24,135)	$(586,239)
		(1,903,854)
Thrifts & Mortgage Finance | (1.4)%
New York Community Bancorp, Inc.	(123,380)	(1,723,619)
Total Securities Sold Short (Proceeds $67,141,782)		(69,926,000)
Total Investments | 100.0% (Cost and short proceeds $111,434,858) (b)		$120,287,037
Liabilities in Excess of Cash and Other Assets | 0.0%		(40,023)
Net Assets | 100.0%		$120,247,014

The Lazard Funds, Inc. Notes to Portfolios of Investments March 31, 2017 (unaudited)

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Equity Concentrated	$1,392,322,100	$141,930,006	$6,837,455	$135,092,551
US Strategic Equity	71,963,861	10,974,630	303,883	10,670,747
US Small-Mid Cap Equity	193,328,014	26,948,228	3,381,424	23,566,804
International Equity	3,212,394,381	185,052,692	62,458,528	122,594,164
International Equity Select	35,960,470	2,950,177	754,923	2,195,254
International Equity Concentrated	36,785,226	1,880,786	217,104	1,663,682
International Strategic Equity	6,090,155,201	572,703,393	214,142,018	358,561,375
International Equity Advantage	2,141,874	202,567	62,170	140,397
International Small Cap Equity	70,419,455	9,364,750	1,780,394	7,584,356
Global Equity Select	31,572,431	3,600,047	326,040	3,274,007
Global Strategic Equity	16,322,892	1,537,255	259,321	1,277,934
Managed Equity Volatility	2,666,839	272,087	55,031	217,056
Emerging Markets Equity	11,897,835,498	1,975,769,940	1,105,928,517	869,841,423
Emerging Markets Core Equity	118,426,563	22,643,001	2,660,581	19,982,420
Developing Markets Equity	182,152,607	37,343,270	3,312,255	34,031,015
Emerging Markets Equity Advantage	2,991,518	551,374	107,370	444,004
Emerging Markets Equity Blend	286,380,819	52,027,723	9,760,521	42,267,202
Emerging Markets Multi Asset	196,008,066	18,188,533	2,549,186	15,639,347
Emerging Markets Debt	256,027,493	7,458,449	7,537,931	(79,482)
Explorer Total Return	241,344,092	4,987,711	2,917,003	2,070,708
Emerging Markets Income	14,212,976	154,743	71,867	82,876
US Corporate Income	311,348,541	8,216,159	1,752,913	6,463,246
US Short Duration Fixed Income	99,225,037	103,140	391,036	(287,896)
Global Fixed Income	4,029,087	24,048	205,153	(181,105)
US Realty Income	35,771,335	994,168	1,562,427	(568,259)
US Realty Equity	66,032,966	9,675,353	841,113	8,834,240
Global Realty Equity	4,801,927	322,924	174,615	148,309
Global Listed Infrastructure	3,752,657,389	426,800,822	61,413,604	365,387,218
Real Assets and Pricing Opportunities	15,262,539	545,539	102,039	443,500
Capital Allocator Opportunistic Strategies	140,870,900	7,694,703	866,615	6,828,088
Global Dynamic Multi Asset	49,590,267	2,527,166	611,002	1,916,164
Enhanced Opportunities	13,708,179	1,300,409	1,035,070	265,339
Fundamental Long/Short	111,434,858	14,724,447	5,872,268	8,852,179

(c) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(d) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2017, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity	0.3%
Emerging Markets Equity Advantage	0.9
Emerging Markets Multi Asset	2.8
Emerging Markets Debt	10.0
Explorer Total Return	9.9
Emerging Markets Income	1.6
US Corporate Income	42.5
US Short Duration Fixed Income	2.3
Global Fixed Income	1.5
Global Dynamic Multi Asset	0.6
Enhanced Opportunities	29.1

(e) Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2017.

(f) Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2017 which may step up at a future date.

(g) The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

(h) Date shown is the next perpetual call date.

(i) Some or all of this security position has been pledged to cover collateral requirements on securities sold short.

† The Investment Company Act of 1940 defines “affiliated companies” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for Emerging Markets Equity Portfolio for the period ended March 31, 2017 were as follows:

Non-Controlled Affiliates	Number of Shares Held at December 31, 2016	Gross Additions	Gross Reductions	Number of Shares Held at March 31, 2017	Fair Value at March 31, 2017	Investment Income	Realized Gain (Loss)
PPC, Ltd.	86,074,258	14,374,275	-	100,448,533	$48,701,896	$-	$-
Weichai Power Co., Ltd., Class H	71,090,644	8,939,000	-	80,029,644	141,228,539	-	-
Total Affiliated Securities (Fair Value is 1.49% of Net Assets)					$189,930,435	$-	$-

Security Abbreviations:

ADR	- American Depositary Receipt	NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
ETF	- Exchange-Traded Fund	NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F
ETN	- Exchange-Traded Note	NVDR	- Non – Voting Depository Receipt
GDR	- Global Depositary Receipt	PJSC	- Public Joint Stock Company
JSC	- Joint Stock Company	REIT	- Real Estate Investment Trust
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:
ARS	- Argentine Peso	KRW	- South Korean Won
AUD	- Australian Dollar	KZT	- Kazakhstan Tenge
BRL	- Brazilian Real	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNY	- Yuan Renminbi	PEN	- Peruvian Nuevo Sol
COP	- Colombian Peso	PHP	- Philippine Peso
CZK	- Czech Koruna	PLN	- Polish Zloty
DKK	- Danish Krone	RON	- New Romanian Leu
DOP	- Dominican Republic Peso	RSD	- Serbian Dinar
EGP	- Egyptian Pound	RUB	- Russian Ruble
EUR	- Euro	SEK	- Swedish Krona
GBP	- British Pound Sterling	SGD	- Singapore Dollar
GHS	- Ghanaian Cedi	THB	- Thai Baht
HKD	- Hong Kong Dollar	TRY	- New Turkish Lira
HUF	- Hungarian Forint	TWD	- Taiwan Dollar
IDR	- Indonesian Rupiah	UGX	- Ugandan Shilling
INR	- Indian Rupee	USD	- United States Dollar
JPY	- Japanese Yen	UYU	- Uruguayan Peso
KES	- Kenyan Shilling	ZAR	- South African Rand

Counterparty Abbreviations:
BNP	- BNP Paribas SA	MEL	- The Bank of New York Mellon Corp.
BRC	- Barclays Bank PLC	RBC	- Royal Bank of Canada
CAN	- Canadian Imperial Bank of Commerce	SCB	- Standard Chartered Bank
CIT	- Citibank NA	SSB	- State Street Bank and Trust Co.
GSC	- Goldman Sachs International	UBS	- UBS AG
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
JPMS	- JPMorgan Securities LLC

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Concentrated Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Small Cap Equity Portfolio
Industry*
Aerospace & Defense	0.8%	—%	3.1%	—%	0.5%	—%
Air Freight & Logistics	—	—	—	—	0.2	—
Airlines	1.1	0.8	—	—	1.1	0.9
Auto Components	4.3	3.3	6.7	4.1	3.0	1.8
Automobiles	1.6	—	2.7	—	2.9	—
Banks	8.9	5.5	5.3	6.7	11.4	—
Beverages	5.4	3.6	5.3	6.7	0.2	—
Biotechnology	2.6	2.3	6.5	3.1	2.8	—
Building Products	2.0	2.0	—	2.0	1.1	3.7
Capital Markets	0.7	1.1	—	2.3	2.9	4.0
Chemicals	1.7	—	—	—	3.0	1.7
Commercial Services & Suppliers	—	—	—	—	0.6	3.2
Construction & Engineering	2.2	1.8	5.1	—	0.2	—
Construction Materials	1.0	—	—	—	—	—
Consumer Finance	1.0	—	2.8	2.2	—	—
Containers & Packaging	—	0.4	—	1.6	0.4	4.3
Diversified Consumer Services	—	0.8	2.6	—	—	1.1
Diversified Financial Services	—	0.7	—	0.9	1.3	4.6
Diversified Telecommunication Services	3.1	3.1	—	3.2	2.4	1.2
Electric Utilities	0.9	1.1	—	—	2.3	—
Electrical Equipment	—	—	—	—	3.5	1.2
Electronic Equipment, Instruments & Components	—	—	—	1.0	0.8	4.7
Energy Equipment & Services	—	—	—	—	0.9	3.0
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	0.5	0.8
Food & Staples Retailing	2.0	1.2	—	—	0.4	1.4
Food Products	—	0.7	—	2.8	4.9	1.3
Gas Utilities	—	—	—	—	0.1	—
Health Care Equipment & Supplies	—	1.3	—	2.5	1.1	—
Health Care Providers & Services	—	—	—	1.9	—	1.5
Health Care Technology	—	—	—	—	—	1.3
Hotels, Restaurants & Leisure	—	1.7	—	3.1	2.5	2.2
Household Durables	2.5	1.3	—	—	2.9	1.7
Household Products	—	—	—	—	1.8	—
Independent Power and Renewable Electricity Producers	—	—	—	—	0.5	—
Industrial Conglomerates	0.2	1.2	—	0.5	1.5	—
Insurance	7.9	9.5	6.5	8.4	6.0	1.0
Internet Software & Services	—	2.8	4.9	2.0	0.7	4.6
IT Services	2.0	3.8	3.0	3.8	1.1	1.1
Leisure Products	—	—	—	1.3	—	—
Life Sciences Tools & Services	—	—	—	—	—	1.3
Machinery	2.1	2.7	—	4.7	0.4	10.2
Marine	0.7	—	1.8	—	0.2	1.9
Media	1.7	—	—	5.4	0.4	4.7
Metals & Mining	2.1	1.7	2.7	0.5	2.5	1.1
Multiline Retail	2.1	1.6	—	3.0	0.3	3.0
Multi-Utilities	—	—	—	—	0.9	—
Oil, Gas & Consumable Fuels	6.7	4.8	4.3	6.2	2.4	1.0
Personal Products	1.9	2.3	—	—	1.8	—
Pharmaceuticals	2.9	2.1	—	—	6.7	0.9
Professional Services	3.9	3.1	4.1	1.4	0.8	4.8

Real Estate Management & Development	2.7	2.3	—	3.0	4.1	6.2
Road & Rail	1.3	1.3	—	—	1.2	—
Semiconductors & Semiconductor Equipment	2.5	5.0	4.9	2.9	1.2	1.0
Software	2.6	2.5	—	—	1.1	3.3
Specialty Retail	1.6	0.5	2.9	—	0.9	2.2
Technology Hardware, Storage & Peripherals	—	2.1	4.0	—	0.6	1.0
Textiles, Apparel & Luxury Goods	—	0.8	—	2.3	0.6	1.0
Thrifts & Mortgage Finance	—	—	—	1.0	—	—
Tobacco	3.1	2.8	3.6	3.6	—	—
Trading Companies & Distributors	3.0	2.6	3.2	0.7	1.5	2.5
Water Utilities	—	0.9	—	—	—	—
Wireless Telecommunication Services	1.3	4.8	6.5	0.9	2.0	—
Subtotal	94.1	93.9	92.5	95.7	95.1	98.4
Short-Term Investments	—	6.3	8.3	0.9	5.0	1.5
Total Investments	99.4%	100.2%	100.8%	96.6%	100.1%	99.9%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Equity Select Portfolio	Lazard Global Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Industry*
Aerospace & Defense	1.4%	2.1%	1.8%
Air Freight & Logistics	—	—	0.4
Airlines	—	—	1.9
Auto Components	1.8	1.2	0.8
Automobiles	—	—	0.4
Banks	4.8	6.2	4.0
Beverages	7.0	7.4	1.3
Biotechnology	2.7	3.9	1.9
Building Products	2.8	—	0.6
Capital Markets	5.3	4.6	4.0
Chemicals	3.4	2.5	1.6
Commercial Services & Suppliers	—	—	2.1
Communications Equipment	2.7	1.6	0.9
Construction & Engineering	—	—	0.4
Consumer Finance	1.1	—	0.2
Containers & Packaging	0.9	0.8	0.2
Distributors	—	—	0.3
Diversified Consumer Services	—	0.7	—
Diversified Financial Services	—	—	0.1
Diversified Telecommunication Services	—	0.8	3.8
Electric Utilities	—	—	4.3
Electrical Equipment	2.5	1.0	1.2
Electronic Equipment, Instruments & Components	1.0	—	1.2
Energy Equipment & Services	1.8	1.1	0.6
Equity Real Estate Investment Trusts (REITs)	—	—	3.5
Food & Staples Retailing	—	1.5	4.5
Food Products	0.6	0.8	4.0
Gas Utilities	—	—	0.3
Health Care Equipment & Supplies	1.3	1.6	1.5
Health Care Providers & Services	—	0.8	2.0
Hotels, Restaurants & Leisure	1.2	1.2	4.3
Household Durables	—	—	0.5
Household Products	—	—	1.7
Industrial Conglomerates	1.6	0.4	1.8
Insurance	5.7	6.8	6.2
Internet & Catalog Retail	—	0.8	—
Internet Software & Services	5.5	4.0	0.4
IT Services	6.9	6.9	3.2
Leisure Products	—	—	0.3
Life Sciences Tools & Services	2.6	1.2	—
Machinery	1.8	3.0	0.8
Marine	—	0.7	—
Media	—	3.9	2.9
Metals & Mining	—	—	1.0
Multiline Retail	1.3	1.9	0.9
Multi-Utilities	—	—	2.2
Oil, Gas & Consumable Fuels	0.8	4.1	1.9
Paper & Forest Products	—	—	0.3
Personal Products	0.9	—	0.2
Pharmaceuticals	2.3	1.5	4.2
Professional Services	4.0	2.0	—

Real Estate Management & Development	1.7	2.1	3.6
Road & Rail	1.6	1.7	0.4
Semiconductors & Semiconductor Equipment	2.8	3.3	1.7
Software	2.9	5.4	0.8
Specialty Retail	2.1	1.1	3.6
Technology Hardware, Storage & Peripherals	3.1	—	—
Textiles, Apparel & Luxury Goods	—	0.7	1.2
Thrifts & Mortgage Finance	0.7	—	—
Tobacco	1.0	3.2	—
Trading Companies & Distributors	1.1	—	—
Transportation Infrastructure	—	—	0.2
Wireless Telecommunication Services	—	—	0.4
Subtotal	92.7	94.5	94.5
Short-Term Investments	6.5	5.6	3.2
Total Investments	99.2%	100.1%	97.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi Asset Portfolio
Industry*
Aerospace & Defense	—%	—%	3.2%	—%	0.8%	0.3%
Air Freight & Logistics	—	—	0.8	—	—	—
Airlines	—	—	—	0.8	0.1	—
Auto Components	1.5	0.9	1.4	0.7	2.0	1.1
Automobiles	3.8	3.5	3.4	1.6	2.9	1.5
Banks	24.2	19.4	22.6	17.6	22.3	13.8
Beverages	1.5	1.0	—	—	0.8	0.5
Building Products	—	—	—	0.3	—	—
Capital Markets	—	—	—	0.4	—	0.1
Chemicals	—	2.9	—	2.9	2.6	1.4
Commercial Services & Suppliers	—	—	—	—	0.6	0.3
Communications Equipment	—	—	—	—	—	0.2
Construction & Engineering	—	—	2.4	0.8	1.3	0.6
Construction Materials	1.7	—	3.0	1.2	0.9	0.7
Consumer Finance	—	—	2.0	0.9	—	—
Containers & Packaging	—	—	—	—	0.1	0.1
Distributors	0.9	—	—	—	—	—
Diversified Consumer Services	—	1.1	3.6	0.4	1.7	0.8
Diversified Financial Services	—	1.8	—	1.6	—	0.3
Diversified Telecommunication Services	2.2	2.7	—	2.9	0.9	1.1
Electric Utilities	—	—	—	3.7	—	0.6
Electrical Equipment	0.5	—	—	0.8	0.1	—
Electronic Equipment, Instruments & Components	1.9	4.2	3.7	3.4	4.6	2.3
Energy Equipment & Services	—	0.9	—	—	—	0.1
Equity Real Estate Investment Trusts (REITs)	—	—	0.7	0.2	0.4	0.2
Food & Staples Retailing	2.4	—	1.1	1.2	1.0	0.4
Food Products	—	0.6	1.2	2.5	0.1	0.2
Health Care Equipment & Supplies	—	—	—	0.6	0.3	0.1
Health Care Providers & Services	0.6	0.6	—	—	0.6	0.3
Hotels, Restaurants & Leisure	—	—	—	1.0	0.6	0.3
Household Durables	1.2	1.6	1.6	0.8	0.5	0.3
Household Products	0.9	—	—	—	0.7	0.4
Independent Power and Renewable Electricity Producers	—	1.0	—	—	—	0.5
Industrial Conglomerates	1.7	1.2	—	1.6	0.9	0.6
Insurance	3.8	3.7	3.0	2.9	1.8	1.0
Internet & Catalog Retail	—	0.9	1.7	0.4	—	—
Internet Software & Services	5.2	10.4	9.0	7.9	8.6	4.9
IT Services	6.7	1.0	—	2.5	2.6	1.6
Machinery	1.1	—	2.5	0.3	0.7	0.4
Media	—	1.7	2.2	1.9	0.6	0.8
Metals & Mining	1.6	4.9	3.5	3.8	1.5	1.6
Multiline Retail	0.8	0.5	—	0.2	—	0.1
Oil, Gas & Consumable Fuels	8.9	6.0	9.8	8.8	7.7	6.5
Paper & Forest Products	—	2.2	—	0.4	—	0.1
Personal Products	0.6	1.6	—	0.1	0.3	0.3
Pharmaceuticals	—	0.8	6.0	1.4	2.4	1.1
Real Estate Management & Development	—	0.7	—	2.5	0.1	0.2
Road & Rail	1.0	—	—	—	1.6	0.9

Semiconductors & Semiconductor Equipment	5.9	8.7	4.2	6.8	8.2	4.7
Software	—	1.0	1.8	—	2.0	0.9
Specialty Retail	—	—	—	1.1	0.5	0.3
Technology Hardware, Storage & Peripherals	4.4	6.7	4.6	5.7	4.7	2.8
Textiles, Apparel & Luxury Goods	—	—	—	0.7	0.8	0.4
Thrifts & Mortgage Finance	—	—	—	—	0.8	0.4
Tobacco	1.2	0.5	—	0.7	0.4	0.2
Trading Companies & Distributors	—	—	—	0.1	—	—
Transportation Infrastructure	1.9	2.2	—	0.5	1.1	0.9
Water Utilities	—	—	—	0.1	0.6	0.3
Wireless Telecommunication Services	8.9	1.1	—	1.8	3.3	2.5
Subtotal	97.0	98.0	99.0	98.5	97.1	62.0
Foreign Government Obligations	—	—	—	—	—	18.0
Supranationals	—	—	—	—	—	0.1
US Treasury Securities	—	—	—	—	—	5.4
Short-Term Investments	3.0	1.5	0.7	1.6	3.2	14.4
Total Investments	100.0%	99.5%	99.7%	100.1%	100.3%	99.9%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Emerging Markets Debt Portfolio	Lazard Explorer Total Return Portfolio
Industry*
Banks	2.2%	1.9%
Capital Markets	—	0.1
Communications Equipment	—	0.4
Construction Materials	0.2	0.7
Diversified Financial Services	0.9	0.4
Diversified Telecommunication Services	0.2	0.8
Electric Utilities	2.0	2.0
Energy Equipment & Services	0.3	—
Hotels, Restaurants & Leisure	—	0.3
Independent Power and Renewable Electricity Producers	0.8	1.4
Media	0.2	0.5
Metals & Mining	0.7	1.9
Multiline Retail	—	0.3
Oil, Gas & Consumable Fuels	6.0	6.4
Road & Rail	0.2	—
Transportation Infrastructure	0.8	—
Wireless Telecommunication Services	0.4	2.0
Subtotal	14.9	19.1
Foreign Government Obligations	79.5	44.1
Purchased Options	0.1	0.1
Short-Term Investments	2.3	34.4
Total Investments	96.8%	97.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (continued):

Lazard Global Fixed Income Portfolio
Industry*
Automobiles	3.2%
Banks	6.9
Beverages	2.2
Capital Markets	2.5
Containers & Packaging	0.3
Diversified Telecommunication Services	2.2
Electric Utilities	1.8
Food Products	1.1
Health Care Providers & Services	1.8
Independent Power and Renewable Electricity Producers	0.8
Internet & Catalog Retail	1.3
Internet Software & Services	0.7
Machinery	1.8
Media	1.2
Road & Rail	1.1
Software	1.9
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	1.9
Textiles, Apparel & Luxury Goods	1.0
Trading Companies & Distributors	1.2
Subtotal	36.1
Foreign Government Obligations	44.0
Supranationals	8.7
US Municipal Bonds	7.1
US Treasury Securities	5.0
Short-Term Investment	0.4
Total Investments	101.3%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

	Lazard Global Realty Equity Portfolio	Lazard Global Listed Infrastructure Portfolio
Industry*
Construction & Engineering	—%	7.9%
Electric Utilities	—	17.9
Equity Real Estate Investment Trusts (REITs)	76.2	—
Gas Utilities	—	3.0
Media	—	9.6
Multi-Utilities	—	9.1
Oil, Gas & Consumable Fuels	—	4.6
Real Estate Management & Development	21.3	—
Road & Rail	—	11.4
Transportation Infrastructure	—	26.7
Water Utilities	—	3.6
Subtotal	97.5	93.8
Short-Term Investments	1.8	7.0
Total Investments	99.3%	100.8%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Lazard Real Assets and Pricing Opportunities Portfolio
Industry*
Aerospace & Defense	1.2%
Airlines	0.4
Auto Components	0.5
Banks	1.6
Beverages	0.3
Biotechnology	0.6
Building Products	0.1
Capital Markets	0.5
Chemicals	0.6
Commercial Services & Suppliers	0.8
Communications Equipment	0.5
Construction & Engineering	0.8
Construction Materials	0.4
Consumer Finance	0.1
Containers & Packaging	0.2
Distributors	0.2
Diversified Telecommunication Services	1.4
Electric Utilities	2.4
Electrical Equipment	0.1
Electronic Equipment, Instruments & Components	0.2
Energy Equipment & Services	0.6
Equity Real Estate Investment Trusts (REITs)	11.6
Food & Staples Retailing	0.5
Food Products	1.4
Gas Utilities	0.8
Health Care Providers & Services	0.9
Hotels, Restaurants & Leisure	1.7
Household Durables	0.1
Household Products	0.3
Industrial Conglomerates	0.8
Insurance	1.2
Internet Software & Services	0.1
IT Services	0.7
Leisure Products	0.1
Life Sciences Tools & Services	0.6
Machinery	0.1
Media	2.5
Metals & Mining	0.9
Multiline Retail	0.4
Multi-Utilities	2.1
Oil, Gas & Consumable Fuels	2.7
Personal Products	0.3
Pharmaceuticals	0.7
Real Estate Management & Development	1.4
Road & Rail	2.4
Semiconductors & Semiconductor Equipment	0.5
Software	0.4
Specialty Retail	0.6
Technology Hardware, Storage & Peripherals	0.2

Textiles, Apparel & Luxury Goods	0.1
Transportation Infrastructure	3.6
Water Utilities	0.5
Wireless Telecommunication Services	0.1
Subtotal	53.9
Exchange Traded Notes	7.2
Foreign Government Obligations	14.5
US Treasury Securities	11.0
Short-Term Investments	6.6
Total Investments	93.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (continued):

Lazard Global Dynamic Multi Asset Portfolio
Industry*
Aerospace & Defense	1.6%
Air Freight & Logistics	0.5
Airlines	0.7
Auto Components	1.1
Automobiles	1.1
Banks	8.3
Beverages	2.6
Biotechnology	2.8
Building Products	0.8
Capital Markets	3.6
Chemicals	1.8
Commercial Services & Suppliers	0.5
Communications Equipment	1.2
Construction & Engineering	0.1
Consumer Finance	0.5
Containers & Packaging	0.3
Distributors	0.1
Diversified Financial Services	0.2
Diversified Telecommunication Services	2.7
Electric Utilities	2.3
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	0.7
Energy Equipment & Services	1.1
Equity Real Estate Investment Trusts (REITs)	0.9
Food & Staples Retailing	2.0
Food Products	1.4
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	1.9
Hotels, Restaurants & Leisure	1.7
Household Durables	1.0
Household Products	0.6
Independent Power and Renewable Electricity Producers	0.5
Industrial Conglomerates	1.9
Insurance	4.3
Internet & Catalog Retail	0.2
Internet Software & Services	1.9
IT Services	2.8
Leisure Products	0.5
Life Sciences Tools & Services	0.6
Machinery	0.9
Media	2.6
Metals & Mining	0.8
Multiline Retail	0.4
Multi-Utilities	1.2
Oil, Gas & Consumable Fuels	3.4
Paper & Forest Products	0.1
Personal Products	0.5
Pharmaceuticals	3.8
Professional Services	0.7

Real Estate Management & Development	2.1
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	2.1
Software	2.0
Specialty Retail	3.5
Technology Hardware, Storage & Peripherals	1.6
Textiles, Apparel & Luxury Goods	0.3
Thrifts & Mortgage Finance	0.2
Tobacco	0.4
Trading Companies & Distributors	0.6
Wireless Telecommunication Services	0.4
Subtotal	87.4
Foreign Government Obligations	7.7
Supranationals	0.9
US Municipal Bonds	0.4
US Treasury Securities	1.1
Short-Term Investments	2.2
Total Investments	99.7%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

	Lazard
	Enhanced Opportunities Portfolio
Industry*	Long	Short
Aerospace & Defense	3.0%	-1.5%
Air Freight & Logistics	0.6	-0.4
Airlines	0.5	-
Auto Components	2.2	-0.3
Automobiles	2.7	-1.1
Banks	0.6	-
Biotechnology	12.3	-6.6
Capital Markets	2.7	-0.9
Chemicals	0.7	-0.1
Communications Equipment	3.8	-2.6
Construction & Engineering	1.4	-0.6
Construction Materials	3.9	-1.4
Consumer Finance	3.3	-1.1
Diversified Consumer Services	0.9	-0.7
Diversified Financial Services	3.7	-0.8
Electronic Equipment, Instruments & Components	3.2	-1.8
Energy Equipment & Services	1.3	-1.0
Equity Real Estate Investment Trusts (REITs)	14.5	-5.7
Health Care Equipment & Supplies	8.7	-3.5
Health Care Providers & Services	2.0	-1.3
Health Care Technology	1.4	-0.3
Household Durables	6.8	-2.7
Insurance	1.3	-0.6
Internet & Direct Marketing Retail	4.0	-2.8
Internet Software & Services	7.4	-2.4
IT Services	3.5	-1.1
Machinery	8.9	-4.2
Media	7.0	-2.9
Metals & Mining	3.6	-2.1
Mortgage Real Estate Investment Trusts (REITs)	8.8	-1.1
Oil, Gas & Consumable Fuels	12.0	-6.0
Personal Products	0.9	-0.3
Pharmaceuticals	4.9	-2.3
Semiconductors & Semiconductor Equipment	11.1	-6.7
Software	10.2	-3.8
Specialty Retail	0.6	-0.2
Textiles, Apparel & Luxury Goods	2.1	-0.1
Trading Companies & Distributors	0.1	-0.2
Subtotal	166.6	-71.2
Exchange-Traded Funds	0.4	-4.1
Purchased Options	0.1	-
Short-Term Investment	12.6	-
Total Investments	179.7%	-75.3%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about The Lazard Funds, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 9, 2017

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 9, 2017